UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00537
                                  ----------

                            FRANKLIN CUSTODIAN FUNDS
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period:  9/30/09
                           -------


ITEM 1. REPORTS TO STOCKHOLDERS.



                                    (GRAPHIC)

SEPTEMBER 30, 2009

ANNUAL REPORT AND SHAREHOLDER LETTER

Franklin DynaTech Fund

Franklin Growth Fund

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

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                            FRANKLIN CUSTODIAN FUNDS

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                    (GRAPHIC)

Not part of the annual report

Contents

SHAREHOLDER LETTER ......................................................     1
ANNUAL REPORT
Economic and Market Overview ............................................     3
Franklin DynaTech Fund ..................................................     5
Franklin Growth Fund ....................................................    16
Franklin Income Fund ....................................................    25
Franklin U.S. Government Securities Fund ................................    39
Franklin Utilities Fund .................................................    50
Financial Highlights and Statements of Investments ......................    59
Financial Statements ....................................................   112
Notes to Financial Statements ...........................................   121
Report of Independent Registered Public Accounting Firm .................   144
Tax Designation .........................................................   145
Board Members and Officers ..............................................   146
Shareholder Information .................................................   151

Shareholder Letter

Dear Shareholder:

During the 12-month period ended September 30, 2009, economic activity weakened before showing signs of stabilization. The slowdown began in 2008 with the U.S. subprime mortgage and credit crises and eventually spread worldwide. Despite coordinated efforts by many governments to address spreading liquidity and credit problems, deteriorating economic conditions and mounting uncertainty contributed to market woes through the period's first half. Later in the period, some indicators offered a better economic outlook, and markets rallied beginning in March 2009, erasing much of the earlier losses. At period-end, although some observers thought the worst of the economic crises was behind us, others believed significant challenges remained. We think it is important to put short-term market developments in perspective. Keep in mind that as uncertain as current conditions may be, we have navigated through past periods of high market volatility by remaining committed to our long-term perspective and disciplined investment philosophy. During such times, we search for bargains that we believe may be well positioned to become eventual winners. Although conditions remain challenging, our experience gives us reason to be optimistic about future market stabilization and recovery.

Franklin Custodian Funds' annual report goes into greater detail about prevailing conditions during the period under review. In addition, the portfolio managers discuss investment management decisions and Fund performance for the period. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                        Not part of the annual report | 1

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

Although market conditions are constantly changing, we remain committed to our disciplined strategy as we manage the Funds. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Charles B. Johnson
Charles B. Johnson
President and Chief Executive Officer - Investment Management
Franklin Custodian Funds

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF SEPTEMBER 30, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                        2 | Not part of the annual report

Annual Report

Economic and Market Overview

The 12-month period under review can be divided into two halves: the first marked by the bursting of the credit and commodities' bubbles, the onset of global recession and the precipitous decline of equity markets, and the second by a sharp market rebound amid renewed optimism. Following the failure of several financial institutions in September 2008, restrictive credit and wealth deterioration stalled economic activity, marking the first global recession in nearly half a century. Equity market volatility reached record levels, and consumer confidence plummeted. Job losses mounted and U.S. unemployment rose, ending the period at 9.8%, although the pace of job losses eased somewhat toward the end of the period.(1)

The Federal Reserve Board responded to the deteriorating financial and credit situations by lowering the federal funds target rate to a range of 0% to 0.25% in December 2008 to stimulate economic growth. In addition, in late July the government implemented a month-long cash-for-clunkers program, which boosted retail and auto sales. Economic activity, as measured by U.S. gross domestic product (GDP), fell at annualized rates of 5.4% in 2008's fourth quarter and 6.1% in 2009's first quarter. The decline in GDP eased in 2009's second quarter to an annualized rate of -0.7%, and GDP rose in the third quarter at an estimated annualized 3.5% rate. Commodity prices fell through early 2009 before rebounding somewhat through period-end, which contributed to a significant decline in inflation. September's inflation rate was an annualized -1.3%, while core inflation, which excludes food and energy costs, was an annualized 1.5%.(1)

Most Treasury prices rose during the period, and fixed income spreads were generally wide relative to Treasury yields due to heightened market turbulence and risk aversion. Spreads for high yield bonds hit record levels. The spread between two-year and 10-year Treasury yields rose to 236 basis points (100 basis points equal one percentage point) at the end of September from 185 basis points at the beginning of the reporting period. The two-year Treasury bill yield fell from 2.00% to 0.95% over the 12-month period, while the 10-year Treasury note yield fell from 3.85% to 3.31%.

(1.) Source: Bureau of Labor Statistics.


                                Annual Report | 3

U.S. equity markets declined precipitously until March 2009 before beginning a rally fueled by low valuations, renewed optimism and aggregate corporate earnings that beat consensus expectations. Investors' optimism returned and risk aversion subsided as equity markets regained much of their losses from 2008. For the 12 months under review, the Dow Jones Industrial Average, Standard & Poor's 500 Index (S&P 500) and NASDAQ Composite Index had total returns of -7.38%, -6.91% and +2.53%, respectively.(2) Information technology was the only sector to post positive results during the year under review, while the financials, energy and industrials sectors had the biggest declines.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF SEPTEMBER 30, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.

(2.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


                               4 | Annual Report

Franklin DynaTech Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin DynaTech Fund seeks capital appreciation by investing substantially in equity securities of companies emphasizing scientific or technological development or that are in fast-growing industries.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This annual report for Franklin DynaTech Fund covers the fiscal year ended September 30, 2009.

PERFORMANCE OVERVIEW

Franklin DynaTech Fund - Class A posted a +2.71% cumulative total return for the 12 months under review. For the same period, the Fund underperformed its narrow benchmark, the NASDAQ 100 Index, which had a price-only return of +7.80%, and outperformed the broader Standard & Poor's 500 Index (S&P 500), which had a -6.91% total return.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

INVESTMENT STRATEGY

When choosing equity investments for the Fund, the manager applies a "bottom-up," long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers a company's price/ earnings ratio, profit margins and liquidation value.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The NASDAQ 100 Index includes 100 of the largest domestic and international nonfinancial companies listed on The NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The NASDAQ 100 Index is calculated under a modified capitalization-weighted methodology. Index returns are price-return only and do not include reinvested dividends. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 64.


                                Annual Report | 5

PORTFOLIO BREAKDOWN*

Franklin DynaTech Fund
Based on Total Net Assets as of 9/30/09

                                   (BAR CHART)

Internet Software & Services                9.3%
Semiconductors & Semiconductor Equipment    9.1%
Computers & Peripherals                     8.9%
Software                                    8.5%
Communications Equipment                    7.4%
Biotechnology                               6.6%
Energy Equipment & Services                 6.4%
Pharmaceuticals                             5.9%
Health Care Equipment & Supplies            4.4%
IT Services                                 4.2%
Internet & Catalog Retail                   3.9%
Chemicals                                   3.6%
Life Sciences Tools & Services              2.9%
Capital Markets                             2.6%
Health Care Providers & Services            2.3%
Other                                      14.1%

*    Other net assets equal -0.1% due to Fund liabilities.

MANAGER'S DISCUSSION

During the Fund's fiscal year, the health care sector weighed on performance, due in part to several health care equipment and supplies industry companies including Swiss ophthalmic equipment and pharmaceuticals company Alcon, implantable biomedical devices manufacturer Medtronic and surgical instrument maker Stryker.(2) Life sciences tools and services industry holding Covance, which provides drug development services, also hindered results, as did biotechnology company Celgene. In general, the health care sector underperformed the overall market in recent months as the federal government worked through details of health care reform. The materials sector detracted from Fund performance due to holdings in chemicals companies Monsanto and Sigma-Aldrich.(3) Several information technology holdings also detracted from results including thermal imaging systems manufacturer FLIR Systems and software makers Adobe Systems, Nintendo and Ubisoft Entertainment.(4) During the period, we liquidated our Medtronic, Covance, FLIR Systems and Ubisoft Entertainment positions.

The Fund's performance benefited overall from the information technology sector, particularly computers and peripherals industry holding Apple, which continued to advance due to innovative products including the iPhone, iPod and Mac computers. Other sector positions that performed well were Chinese Internet and mobile phone services provider Tencent Holdings, Internet search engine Google, and semiconductor manufacturer Silicon Laboratories. The consumer discretionary sector also boosted the Fund's returns during the fiscal year, largely due to Internet retailers Amazon.com and Priceline.com, both of which benefited from improving consumer spending.(5) Other holdings that benefited performance were health care information technology provider Cerner, industrial goods manufacturer Precision Castparts, and Flowserve, which supplies pumps and valves to several industries globally. Norwegian communications equipment manufacturer Tandberg also contributed to results as it received a purchase offer from Cisco during the period.

(2.) The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, health care technology, life sciences tools and services, and pharmaceuticals in the SOI.

(3.) The materials sector comprises chemicals in the SOI.

(4.) The information technology sector comprises communications equipment, computers and peripherals, electronic equipment and instruments, Internet software and services, IT services, semiconductors and semiconductor equipment, and software in the SOI.

(5.) The consumer discretionary sector comprises Internet and catalog retail, and media in the SOI.


                               6 | Annual Report

As managers of Franklin DynaTech Fund, at period-end we were encouraged by the relative abundance of leading science and technology companies that we believe have strong long-term growth prospects trading at what we perceive to be attractive valuations. Looking out over the longer term, we believe it is these innovative, thought-leading companies that may lead economic advancement.

Thank you for your continued participation in Franklin DynaTech Fund. We look forward to serving your future investment needs.

(PHOTO OF RUPERT H. JOHNSON JR.)


/s/ Rupert H. Johnson Jr.
Rupert H. Johnson, Jr.


(PHOTO OF MATTHEW J. MOBERG)


/s/ Matthew J. Moberg
Matthew J. Moberg, CPA

Portfolio Management Team
Franklin DynaTech Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 HOLDINGS

Franklin DynaTech Fund
9/30/09

COMPANY                                             % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                            NET ASSETS
------------------------                            ----------
Apple Inc.
   COMPUTERS & PERIPHERALS, U.S.                       6.6%
Google Inc., A
   INTERNET SOFTWARE & SERVICES, U.S.                  4.0%
Intel Corp.
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT, U.S.      3.6%
Teva Pharmaceutical Industries Ltd., ADR
   PHARMACEUTICALS, ISRAEL                             2.9%
Visa Inc., A
   IT SERVICES, U.S.                                   2.8%
Gilead Sciences Inc.
   BIOTECHNOLOGY, U.S.                                 2.8%
FMC Technologies Inc.
   ENERGY EQUIPMENT & SERVICES, U.S.                   2.5%
Hewlett-Packard Co.
   COMPUTERS & PERIPHERALS, U.S.                       2.3%
Amazon.com Inc.
   INTERNET & CATALOG RETAIL, U.S.                     2.3%
Celgene Corp.
   BIOTECHNOLOGY, U.S.                                 2.3%


                                Annual Report | 7

Performance Summary as of 9/30/09

FRANKLIN DYNATECH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FKDNX)                     CHANGE   9/30/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       -$1.67    $23.20    $24.87
DISTRIBUTIONS (10/1/08-9/30/09)
Long-Term Capital Gain            $1.5822

CLASS B (SYMBOL: FDNBX)                     CHANGE   9/30/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       -$1.88    $21.60    $23.48
DISTRIBUTIONS (10/1/08-9/30/09)
Long-Term Capital Gain            $1.5822

CLASS C (SYMBOL: FDYNX)                     CHANGE   9/30/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       -$1.89    $21.34    $23.23
DISTRIBUTIONS (10/1/08-9/30/09)
Long-Term Capital Gain            $1.5822

CLASS R (SYMBOL: N/A)                       CHANGE   9/30/09   12/1/08
---------------------                       ------   -------   -------
Net Asset Value (NAV)                       +$7.47    $23.13    $15.66

ADVISOR CLASS (SYMBOL: N/A)                 CHANGE   9/30/09   9/30/08
---------------------------                 ------   -------   -------
Net Asset Value (NAV)                       -$1.62    $23.28    $24.90
DISTRIBUTIONS (10/1/08-9/30/09)
Long-Term Capital Gain            $1.5822


                                8 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AGGREGATE AND AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                         1-YEAR    5-YEAR   10-YEAR
-------                                        -------   -------   -------
Cumulative Total Return(1)                       +2.71%   +18.64%   +19.13%
Average Annual Total Return(2)                   -3.21%    +2.26%    +1.17%
Value of $10,000 Investment(3)                  $9,679   $11,183   $11,228
   Total Annual Operating Expenses(4)   0.99%

CLASS B                                         1-YEAR    5-YEAR   INCEPTION (2/1/00)
-------                                        -------   -------   ------------------
Cumulative Total Return(1)                       +1.96%   +14.28%          -8.97%
Average Annual Total Return(2)                   -1.72%    +2.34%          -0.97%
Value of $10,000 Investment(3)                  $9,828   $11,228          $9,103
   Total Annual Operating Expenses(4)   1.75%

CLASS C                                         1-YEAR    5-YEAR   10-YEAR
-------                                        -------   -------   -------
Cumulative Total Return(1)                       +1.89%   +14.24%   +10.51%
Average Annual Total Return(2)                   +0.97%    +2.70%    +1.00%
Value of $10,000 Investment(3)                 $10,097   $11,424   $11,051
   Total Annual Operating Expenses(4)   1.75%

CLASS R                                                            INCEPTION (12/1/08)
-------                                                            -------------------
Cumulative Total Return(1)                                                +47.70%
Aggregate Total Return(5)                                                 +47.70%
Value of $10,000 Investment(3)                                           $14,770
   Total Annual Operating Expenses(4)   1.25%

ADVISOR CLASS(6)                                1-YEAR    5-YEAR   10-YEAR
----------------                               -------   -------   -------
Cumulative Total Return(1)                       +2.92%   +19.03%   +19.52%
Average Annual Total Return(2)                   +2.92%    +3.55%    +1.80%
Value of $10,000 Investment(3)                 $10,292   $11,903   $11,952
   Total Annual Operating Expenses(4)   0.75%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.


                                Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The indexes are unmanaged. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                     9/30/09
-------                     -------
1-Year                       -3.21%
5-Year                       +2.26%
10-Year                      +1.17%

CLASS A (10/1/99-9/30/09)

                               (PERFORMANCE GRAPH)

                FRANKLIN DYNATECH                   NASDAQ 100
     DATE         FUND - CLASS A    S&P 500 INDEX      INDEX
-------------   -----------------   -------------   ----------
10/1/1999            $ 9,425           $10,000        $10,000
10/31/1999           $ 9,808           $10,633        $10,953
11/30/1999           $10,387           $10,849        $12,321
12/31/1999           $11,492           $11,488        $15,399
1/31/2000            $11,608           $10,911        $14,826
2/29/2000            $12,630           $10,704        $17,721
3/31/2000            $12,758           $11,751        $18,264
4/30/2000            $12,067           $11,398        $15,670
5/31/2000            $11,488           $11,164        $13,805
6/30/2000            $12,195           $11,439        $15,631
7/31/2000            $11,980           $11,260        $14,990
8/31/2000            $12,849           $11,960        $16,934
9/30/2000            $11,835           $11,328        $14,829
10/31/2000           $11,533           $11,281        $13,631
11/30/2000           $10,304           $10,391        $10,410
12/31/2000           $10,086           $10,442        $ 9,725
1/31/2001            $10,594           $10,812        $10,769
2/28/2001            $ 9,315           $ 9,827        $ 7,925
3/31/2001            $ 8,768           $ 9,204        $ 6,534
4/30/2001            $ 9,340           $ 9,919        $ 7,704
5/31/2001            $ 9,196           $ 9,986        $ 7,475
6/30/2001            $ 9,128           $ 9,743        $ 7,611
7/31/2001            $ 8,840           $ 9,647        $ 6,992
8/31/2001            $ 8,480           $ 9,043        $ 6,104
9/30/2001            $ 7,946           $ 8,313        $ 4,852
10/31/2001           $ 8,311           $ 8,471        $ 5,668
11/30/2001           $ 8,828           $ 9,121        $ 6,628
12/31/2001           $ 8,763           $ 9,201        $ 6,550
1/31/2002            $ 8,694           $ 9,067        $ 6,438
2/28/2002            $ 8,286           $ 8,892        $ 5,645
3/31/2002            $ 8,540           $ 9,226        $ 6,034
4/30/2002            $ 8,080           $ 8,667        $ 5,304
5/31/2002            $ 7,976           $ 8,603        $ 5,018
6/30/2002            $ 7,482           $ 7,990        $ 4,367
7/31/2002            $ 7,095           $ 7,367        $ 3,996
8/31/2002            $ 7,065           $ 7,416        $ 3,914
9/30/2002            $ 6,609           $ 6,610        $ 3,457
10/31/2002           $ 7,168           $ 7,192        $ 4,110
11/30/2002           $ 7,611           $ 7,615        $ 4,635
12/31/2002           $ 7,022           $ 7,167        $ 4,088
1/31/2003            $ 6,944           $ 6,980        $ 4,083
2/28/2003            $ 7,013           $ 6,875        $ 4,193
3/31/2003            $ 7,073           $ 6,942        $ 4,231
4/30/2003            $ 7,542           $ 7,514        $ 4,593
5/31/2003            $ 8,101           $ 7,909        $ 4,975
6/30/2003            $ 8,239           $ 8,010        $ 4,991
7/31/2003            $ 8,535           $ 8,152        $ 5,303
8/31/2003            $ 8,849           $ 8,310        $ 5,570
9/30/2003            $ 8,673           $ 8,222        $ 5,414
10/31/2003           $ 9,266           $ 8,687        $ 5,882
11/30/2003           $ 9,438           $ 8,764        $ 5,915
12/31/2003           $ 9,735           $ 9,223        $ 6,096
1/31/2004            $ 9,946           $ 9,393        $ 6,201
2/29/2004            $ 9,838           $ 9,523        $ 6,107
3/31/2004            $ 9,782           $ 9,380        $ 5,974
4/30/2004            $ 9,619           $ 9,232        $ 5,820
5/31/2004            $10,010           $ 9,359        $ 6,089
6/30/2004            $10,122           $ 9,541        $ 6,299
7/31/2004            $ 9,283           $ 9,225        $ 5,816
8/31/2004            $ 9,116           $ 9,263        $ 5,684
9/30/2004            $ 9,464           $ 9,363        $ 5,867
10/31/2004           $ 9,666           $ 9,506        $ 6,174
11/30/2004           $10,100           $ 9,891        $ 6,526
12/31/2004           $10,483           $10,227        $ 6,733
1/31/2005            $ 9,860           $ 9,978        $ 6,311
2/28/2005            $ 9,989           $10,188        $ 6,275
3/31/2005            $ 9,769           $10,007        $ 6,157
4/30/2005            $ 9,597           $ 9,818        $ 5,901
5/31/2005            $10,264           $10,130        $ 6,407
6/30/2005            $10,161           $10,144        $ 6,203
7/31/2005            $10,681           $10,522        $ 6,666
8/31/2005            $10,758           $10,426        $ 6,569
9/30/2005            $10,741           $10,510        $ 6,652
10/31/2005           $10,655           $10,335        $ 6,558
11/30/2005           $11,339           $10,726        $ 6,946
12/31/2005           $11,236           $10,729        $ 6,833
1/31/2006            $11,687           $11,014        $ 7,105
2/28/2006            $11,459           $11,043        $ 6,938
3/31/2006            $11,532           $11,181        $ 7,075
4/30/2006            $11,464           $11,331        $ 7,063
5/31/2006            $10,715           $11,005        $ 6,560
6/30/2006            $10,797           $11,020        $ 6,542
7/31/2006            $10,462           $11,088        $ 6,269
8/31/2006            $10,853           $11,352        $ 6,561
9/30/2006            $11,094           $11,644        $ 6,870
10/31/2006           $11,352           $12,024        $ 7,195
11/30/2006           $11,618           $12,252        $ 7,439
12/31/2006           $11,532           $12,424        $ 7,296
1/31/2007            $11,799           $12,612        $ 7,443
2/28/2007            $11,601           $12,365        $ 7,316
3/31/2007            $11,691           $12,504        $ 7,361
4/30/2007            $12,238           $13,057        $ 7,757
5/31/2007            $12,607           $13,513        $ 8,008
6/30/2007            $12,526           $13,289        $ 8,032
7/31/2007            $12,569           $12,877        $ 8,024
8/31/2007            $12,999           $13,070        $ 8,259
9/30/2007            $13,902           $13,558        $ 8,684
10/31/2007           $14,684           $13,774        $ 9,299
11/30/2007           $13,983           $13,198        $ 8,676
12/31/2007           $14,194           $13,107        $ 8,659
1/31/2008            $12,299           $12,321        $ 7,647
2/29/2008            $12,044           $11,920        $ 7,248
3/31/2008            $12,211           $11,869        $ 7,400
4/30/2008            $13,204           $12,447        $ 7,964
5/31/2008            $13,732           $12,608        $ 8,441
6/30/2008            $12,928           $11,545        $ 7,629
7/31/2008            $12,787           $11,448        $ 7,680
8/31/2008            $12,690           $11,614        $ 7,777
9/30/2008            $10,932           $10,579        $ 6,623
10/31/2008           $ 9,117           $ 8,802        $ 5,543
11/30/2008           $ 8,180           $ 8,171        $ 4,924
12/31/2008           $ 8,373           $ 8,257        $ 5,032
1/31/2009            $ 8,092           $ 7,561        $ 4,902
2/28/2009            $ 7,753           $ 6,756        $ 4,639
3/31/2009            $ 8,358           $ 7,348        $ 5,137
4/30/2009            $ 9,176           $ 8,051        $ 5,791
5/31/2009            $ 9,558           $ 8,502        $ 5,962
6/30/2009            $ 9,713           $ 8,519        $ 6,135
7/31/2009            $10,454           $ 9,163        $ 6,659
8/31/2009            $10,662           $ 9,494        $ 6,749
9/30/2009            $11,228           $ 9,848        $ 7,139
Total Returns          12.28%           -1.52%        -28.61%

AVERAGE ANNUAL TOTAL RETURN

CLASS B                     9/30/09
-------                     -------
1-Year                       -1.72%
5-Year                       +2.34%
Since Inception (2/1/00)     -0.97%

CLASS B (2/1/00-9/30/09)

                               (PERFORMANCE GRAPH)

                FRANKLIN DYNATECH                   NASDAQ 100
   DATE           FUND - CLASS B    S&P 500 INDEX      INDEX
-------------   -----------------   -------------   ----------
2/1/2000             $10,000           $10,000        $10,000
2/29/2000            $10,870           $ 9,811        $11,952
3/31/2000            $10,973           $10,770        $12,319
4/30/2000            $10,374           $10,446        $10,569
5/31/2000            $ 9,868           $10,232        $ 9,311
6/30/2000            $10,471           $10,484        $10,543
7/31/2000            $10,278           $10,320        $10,110
8/31/2000            $11,020           $10,961        $11,422
9/30/2000            $10,146           $10,383        $10,002
10/31/2000           $ 9,879           $10,339        $ 9,194
11/30/2000           $ 8,824           $ 9,524        $ 7,021
12/31/2000           $ 8,624           $ 9,570        $ 6,559
1/31/2001            $ 9,053           $ 9,910        $ 7,263
2/28/2001            $ 7,958           $ 9,006        $ 5,345
3/31/2001            $ 7,488           $ 8,436        $ 4,407
4/30/2001            $ 7,968           $ 9,091        $ 5,196
5/31/2001            $ 7,841           $ 9,152        $ 5,042
6/30/2001            $ 7,779           $ 8,929        $ 5,134
7/31/2001            $ 7,528           $ 8,842        $ 4,716
8/31/2001            $ 7,219           $ 8,288        $ 4,117
9/30/2001            $ 6,760           $ 7,619        $ 3,273
10/31/2001           $ 7,062           $ 7,764        $ 3,823
11/30/2001           $ 7,499           $ 8,360        $ 4,471
12/31/2001           $ 7,437           $ 8,433        $ 4,417
1/31/2002            $ 7,378           $ 8,310        $ 4,342
2/28/2002            $ 7,026           $ 8,150        $ 3,807
3/31/2002            $ 7,239           $ 8,456        $ 4,069
4/30/2002            $ 6,842           $ 7,943        $ 3,577
5/31/2002            $ 6,751           $ 7,885        $ 3,385
6/30/2002            $ 6,329           $ 7,323        $ 2,945
7/31/2002            $ 5,995           $ 6,752        $ 2,695
8/31/2002            $ 5,969           $ 6,797        $ 2,640
9/30/2002            $ 5,576           $ 6,058        $ 2,332
10/31/2002           $ 6,046           $ 6,591        $ 2,772
11/30/2002           $ 6,413           $ 6,979        $ 3,126
12/31/2002           $ 5,917           $ 6,569        $ 2,757
1/31/2003            $ 5,848           $ 6,397        $ 2,754
2/28/2003            $ 5,903           $ 6,301        $ 2,828
3/31/2003            $ 5,947           $ 6,362        $ 2,853
4/30/2003            $ 6,340           $ 6,886        $ 3,098
5/31/2003            $ 6,806           $ 7,249        $ 3,355
6/30/2003            $ 6,916           $ 7,342        $ 3,366
7/31/2003            $ 7,158           $ 7,471        $ 3,577
8/31/2003            $ 7,419           $ 7,617        $ 3,757
9/30/2003            $ 7,268           $ 7,536        $ 3,652
10/31/2003           $ 7,760           $ 7,962        $ 3,967
11/30/2003           $ 7,896           $ 8,032        $ 3,989
12/31/2003           $ 8,142           $ 8,454        $ 4,112
1/31/2004            $ 8,311           $ 8,609        $ 4,182
2/29/2004            $ 8,215           $ 8,728        $ 4,119
3/31/2004            $ 8,164           $ 8,597        $ 4,029
4/30/2004            $ 8,025           $ 8,462        $ 3,925
5/31/2004            $ 8,344           $ 8,578        $ 4,107
6/30/2004            $ 8,432           $ 8,745        $ 4,248
7/31/2004            $ 7,727           $ 8,455        $ 3,923
8/31/2004            $ 7,584           $ 8,489        $ 3,834
9/30/2004            $ 7,867           $ 8,581        $ 3,957
10/31/2004           $ 8,028           $ 8,712        $ 4,164
11/30/2004           $ 8,388           $ 9,065        $ 4,402
12/31/2004           $ 8,696           $ 9,373        $ 4,541
1/31/2005            $ 8,179           $ 9,145        $ 4,257
2/28/2005            $ 8,278           $ 9,337        $ 4,233
3/31/2005            $ 8,091           $ 9,172        $ 4,153
4/30/2005            $ 7,944           $ 8,998        $ 3,980
5/31/2005            $ 8,491           $ 9,284        $ 4,321
6/30/2005            $ 8,399           $ 9,298        $ 4,183
7/31/2005            $ 8,825           $ 9,643        $ 4,496
8/31/2005            $ 8,880           $ 9,555        $ 4,431
9/30/2005            $ 8,865           $ 9,633        $ 4,486
10/31/2005           $ 8,784           $ 9,472        $ 4,423
11/30/2005           $ 9,342           $ 9,830        $ 4,685
12/31/2005           $ 9,254           $ 9,834        $ 4,608
1/31/2006            $ 9,621           $10,094        $ 4,792
2/28/2006            $ 9,423           $10,122        $ 4,679
3/31/2006            $ 9,478           $10,248        $ 4,772
4/30/2006            $ 9,416           $10,385        $ 4,764
5/31/2006            $ 8,795           $10,086        $ 4,425
6/30/2006            $ 8,858           $10,100        $ 4,412
7/31/2006            $ 8,579           $10,162        $ 4,228
8/31/2006            $ 8,895           $10,404        $ 4,425
9/30/2006            $ 9,085           $10,672        $ 4,633
10/31/2006           $ 9,291           $11,020        $ 4,853
11/30/2006           $ 9,504           $11,230        $ 5,017
12/31/2006           $ 9,427           $11,387        $ 4,921
1/31/2007            $ 9,640           $11,559        $ 5,020
2/28/2007            $ 9,471           $11,333        $ 4,935
3/31/2007            $ 9,541           $11,460        $ 4,965
4/30/2007            $ 9,977           $11,968        $ 5,232
5/31/2007            $10,271           $12,385        $ 5,401
6/30/2007            $10,201           $12,179        $ 5,418
7/31/2007            $10,231           $11,802        $ 5,412
8/31/2007            $10,572           $11,979        $ 5,571
9/30/2007            $11,299           $12,427        $ 5,857
10/31/2007           $11,927           $12,624        $ 6,272
11/30/2007           $11,354           $12,097        $ 5,852
12/31/2007           $11,515           $12,013        $ 5,840
1/31/2008            $ 9,971           $11,292        $ 5,158
2/29/2008            $ 9,765           $10,925        $ 4,889
3/31/2008            $ 9,900           $10,878        $ 4,991
4/30/2008            $10,706           $11,408        $ 5,372
5/31/2008            $11,133           $11,556        $ 5,693
6/30/2008            $10,481           $10,581        $ 5,146
7/31/2008            $10,367           $10,493        $ 5,180
8/31/2008            $10,288           $10,644        $ 5,245
9/30/2008            $ 8,862           $ 9,696        $ 4,467
10/31/2008           $ 7,390           $ 8,067        $ 3,739
11/30/2008           $ 6,631           $ 7,489        $ 3,321
12/31/2008           $ 6,787           $ 7,568        $ 3,394
1/31/2009            $ 6,560           $ 6,930        $ 3,306
2/28/2009            $ 6,285           $ 6,192        $ 3,129
3/31/2009            $ 6,775           $ 6,735        $ 3,465
4/30/2009            $ 7,438           $ 7,379        $ 3,906
5/31/2009            $ 7,748           $ 7,792        $ 4,021
6/30/2009            $ 7,874           $ 7,808        $ 4,138
7/31/2009            $ 8,474           $ 8,398        $ 4,491
8/31/2009            $ 8,643           $ 8,701        $ 4,552
9/30/2009            $ 9,103           $ 9,026        $ 4,815
Total Returns         -8.97%            -9.74%        -51.85%


                               10 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

CLASS C                     9/30/09
-------                     -------
1-Year                       +0.97%
5-Year                       +2.70%
10-Year                      +1.00%

CLASS C (10/1/99-9/30/09)

                               (PERFORMANCE GRAPH)


                FRANKLIN DYNATECH                   NASDAQ 100
   DATE           FUND - CLASS C    S&P 500 INDEX      INDEX
-------------   -----------------   -------------   ----------
10/1/1999            $10,000           $10,000        $10,000
10/31/1999           $10,398           $10,633        $10,953
11/30/1999           $11,007           $10,849        $12,321
12/31/1999           $12,170           $11,488        $15,399
1/31/2000            $12,286           $10,911        $14,826
2/29/2000            $13,361           $10,704        $17,721
3/31/2000            $13,486           $11,751        $18,264
4/30/2000            $12,750           $11,398        $15,670
5/31/2000            $12,126           $11,164        $13,805
6/30/2000            $12,871           $11,439        $15,631
7/31/2000            $12,634           $11,260        $14,990
8/31/2000            $13,540           $11,960        $16,934
9/30/2000            $12,465           $11,328        $14,829
10/31/2000           $12,139           $11,281        $13,631
11/30/2000           $10,841           $10,391        $10,410
12/31/2000           $10,599           $10,442        $ 9,725
1/31/2001            $11,129           $10,812        $10,769
2/28/2001            $ 9,779           $ 9,827        $ 7,925
3/31/2001            $ 9,204           $ 9,204        $ 6,534
4/30/2001            $ 9,797           $ 9,919        $ 7,704
5/31/2001            $ 9,639           $ 9,986        $ 7,475
6/30/2001            $ 9,562           $ 9,743        $ 7,611
7/31/2001            $ 9,254           $ 9,647        $ 6,992
8/31/2001            $ 8,869           $ 9,043        $ 6,104
9/30/2001            $ 8,307           $ 8,313        $ 4,852
10/31/2001           $ 8,683           $ 8,471        $ 5,668
11/30/2001           $ 9,217           $ 9,121        $ 6,628
12/31/2001           $ 9,140           $ 9,201        $ 6,550
1/31/2002            $ 9,067           $ 9,067        $ 6,438
2/28/2002            $ 8,639           $ 8,892        $ 5,645
3/31/2002            $ 8,894           $ 9,226        $ 6,034
4/30/2002            $ 8,411           $ 8,667        $ 5,304
5/31/2002            $ 8,297           $ 8,603        $ 5,018
6/30/2002            $ 7,777           $ 7,990        $ 4,367
7/31/2002            $ 7,371           $ 7,367        $ 3,996
8/31/2002            $ 7,334           $ 7,416        $ 3,914
9/30/2002            $ 6,855           $ 6,610        $ 3,457
10/31/2002           $ 7,435           $ 7,192        $ 4,110
11/30/2002           $ 7,886           $ 7,615        $ 4,635
12/31/2002           $ 7,275           $ 7,167        $ 4,088
1/31/2003            $ 7,188           $ 6,980        $ 4,083
2/28/2003            $ 7,257           $ 6,875        $ 4,193
3/31/2003            $ 7,311           $ 6,942        $ 4,231
4/30/2003            $ 7,795           $ 7,514        $ 4,593
5/31/2003            $ 8,365           $ 7,909        $ 4,975
6/30/2003            $ 8,502           $ 8,010        $ 4,991
7/31/2003            $ 8,803           $ 8,152        $ 5,303
8/31/2003            $ 9,122           $ 8,310        $ 5,570
9/30/2003            $ 8,935           $ 8,222        $ 5,414
10/31/2003           $ 9,542           $ 8,687        $ 5,882
11/30/2003           $ 9,711           $ 8,764        $ 5,915
12/31/2003           $10,012           $ 9,223        $ 6,096
1/31/2004            $10,221           $ 9,393        $ 6,201
2/29/2004            $10,103           $ 9,523        $ 6,107
3/31/2004            $10,039           $ 9,380        $ 5,974
4/30/2004            $ 9,866           $ 9,232        $ 5,820
5/31/2004            $10,258           $ 9,359        $ 6,089
6/30/2004            $10,367           $ 9,541        $ 6,299
7/31/2004            $ 9,501           $ 9,225        $ 5,816
8/31/2004            $ 9,327           $ 9,263        $ 5,684
9/30/2004            $ 9,674           $ 9,363        $ 5,867
10/31/2004           $ 9,875           $ 9,506        $ 6,174
11/30/2004           $10,313           $ 9,891        $ 6,526
12/31/2004           $10,691           $10,227        $ 6,733
1/31/2005            $10,057           $ 9,978        $ 6,311
2/28/2005            $10,180           $10,188        $ 6,275
3/31/2005            $ 9,948           $10,007        $ 6,157
4/30/2005            $ 9,765           $ 9,818        $ 5,901
5/31/2005            $10,440           $10,130        $ 6,407
6/30/2005            $10,326           $10,144        $ 6,203
7/31/2005            $10,851           $10,522        $ 6,666
8/31/2005            $10,919           $10,426        $ 6,569
9/30/2005            $10,901           $10,510        $ 6,652
10/31/2005           $10,805           $10,335        $ 6,558
11/30/2005           $11,489           $10,726        $ 6,946
12/31/2005           $11,380           $10,729        $ 6,833
1/31/2006            $11,827           $11,014        $ 7,105
2/28/2006            $11,590           $11,043        $ 6,938
3/31/2006            $11,658           $11,181        $ 7,075
4/30/2006            $11,581           $11,331        $ 7,063
5/31/2006            $10,819           $11,005        $ 6,560
6/30/2006            $10,892           $11,020        $ 6,542
7/31/2006            $10,550           $11,088        $ 6,269
8/31/2006            $10,937           $11,352        $ 6,561
9/30/2006            $11,175           $11,644        $ 6,870
10/31/2006           $11,425           $12,024        $ 7,195
11/30/2006           $11,685           $12,252        $ 7,439
12/31/2006           $11,594           $12,424        $ 7,296
1/31/2007            $11,850           $12,612        $ 7,443
2/28/2007            $11,649           $12,365        $ 7,316
3/31/2007            $11,731           $12,504        $ 7,361
4/30/2007            $12,269           $13,057        $ 7,757
5/31/2007            $12,630           $13,513        $ 8,008
6/30/2007            $12,543           $13,289        $ 8,032
7/31/2007            $12,579           $12,877        $ 8,024
8/31/2007            $13,004           $13,070        $ 8,259
9/30/2007            $13,893           $13,558        $ 8,684
10/31/2007           $14,668           $13,774        $ 9,299
11/30/2007           $13,961           $13,198        $ 8,676
12/31/2007           $14,157           $13,107        $ 8,659
1/31/2008            $12,261           $12,321        $ 7,647
2/29/2008            $12,000           $11,920        $ 7,248
3/31/2008            $12,158           $11,869        $ 7,400
4/30/2008            $13,139           $12,447        $ 7,964
5/31/2008            $13,657           $12,608        $ 8,441
6/30/2008            $12,849           $11,545        $ 7,629
7/31/2008            $12,700           $11,448        $ 7,680
8/31/2008            $12,597           $11,614        $ 7,777
9/30/2008            $10,846           $10,579        $ 6,623
10/31/2008           $ 9,035           $ 8,802        $ 5,543
11/30/2008           $ 8,106           $ 8,171        $ 4,924
12/31/2008           $ 8,291           $ 8,257        $ 5,032
1/31/2009            $ 8,006           $ 7,561        $ 4,902
2/28/2009            $ 7,664           $ 6,756        $ 4,639
3/31/2009            $ 8,260           $ 7,348        $ 5,137
4/30/2009            $ 9,063           $ 8,051        $ 5,791
5/31/2009            $ 9,435           $ 8,502        $ 5,962
6/30/2009            $ 9,580           $ 8,519        $ 6,135
7/31/2009            $10,305           $ 9,163        $ 6,659
8/31/2009            $10,502           $ 9,494        $ 6,749
9/30/2009            $11,051           $ 9,848        $ 7,139
Total Returns          10.51%           -1.52%        -28.61%

AGGREGATE TOTAL RETURN

CLASS R                     9/30/09
-------                     -------
Since Inception (12/1/08)   +47.70%

CLASS R (12/1/08-9/30/09)

                               (PERFORMANCE GRAPH)

                FRANKLIN DYNATECH                   NASDAQ 100
     DATE         FUND - CLASS R    S&P 500 INDEX     INDEX
-------------   -----------------   -------------   ----------
12/1/2008            $10,000           $10,000        $10,000
12/31/2008           $11,034           $10,106        $10,218
1/31/2009            $10,663           $ 9,255        $ 9,954
2/28/2009            $10,216           $ 8,269        $ 9,420
3/31/2009            $11,008           $ 8,994        $10,432
4/30/2009            $12,080           $ 9,854        $11,759
5/31/2009            $12,585           $10,405        $12,107
6/30/2009            $12,783           $10,426        $12,458
7/31/2009            $13,760           $11,215        $13,522
8/31/2009            $14,028           $11,620        $13,706
9/30/2009            $14,770           $12,053        $14,497
Total Returns          47.70%            20.53%         44.97%


                               Annual Report | 11

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(6)            9/30/09
----------------            -------
1-Year                       +2.92%
5-Year                       +3.55%
10-Year                      +1.80%

ADVISOR CLASS (10/1/99-9/30/09)(6)

                               (PERFORMANCE GRAPH)

                  FRANKLIN DYNATECH                    NASDAQ 100
     DATE       FUND - ADVISOR CLASS   S&P 500 INDEX      INDEX
-------------   --------------------   -------------   ----------
10/1/1999              $10,000            $10,000        $10,000
10/31/1999             $10,407            $10,633        $10,953
11/30/1999             $11,021            $10,849        $12,321
12/31/1999             $12,193            $11,488        $15,399
1/31/2000              $12,316            $10,911        $14,826
2/29/2000              $13,400            $10,704        $17,721
3/31/2000              $13,537            $11,751        $18,264
4/30/2000              $12,803            $11,398        $15,670
5/31/2000              $12,189            $11,164        $13,805
6/30/2000              $12,939            $11,439        $15,631
7/31/2000              $12,711            $11,260        $14,990
8/31/2000              $13,633            $11,960        $16,934
9/30/2000              $12,557            $11,328        $14,829
10/31/2000             $12,237            $11,281        $13,631
11/30/2000             $10,933            $10,391        $10,410
12/31/2000             $10,701            $10,442        $ 9,725
1/31/2001              $11,240            $10,812        $10,769
2/28/2001              $ 9,883            $ 9,827        $ 7,925
3/31/2001              $ 9,303            $ 9,204        $ 6,534
4/30/2001              $ 9,910            $ 9,919        $ 7,704
5/31/2001              $ 9,757            $ 9,986        $ 7,475
6/30/2001              $ 9,685            $ 9,743        $ 7,611
7/31/2001              $ 9,380            $ 9,647        $ 6,992
8/31/2001              $ 8,998            $ 9,043        $ 6,104
9/30/2001              $ 8,431            $ 8,313        $ 4,852
10/31/2001             $ 8,818            $ 8,471        $ 5,668
11/30/2001             $ 9,366            $ 9,121        $ 6,628
12/31/2001             $ 9,298            $ 9,201        $ 6,550
1/31/2002              $ 9,225            $ 9,067        $ 6,438
2/28/2002              $ 8,791            $ 8,892        $ 5,645
3/31/2002              $ 9,061            $ 9,226        $ 6,034
4/30/2002              $ 8,572            $ 8,667        $ 5,304
5/31/2002              $ 8,463            $ 8,603        $ 5,018
6/30/2002              $ 7,938            $ 7,990        $ 4,367
7/31/2002              $ 7,528            $ 7,367        $ 3,996
8/31/2002              $ 7,496            $ 7,416        $ 3,914
9/30/2002              $ 7,012            $ 6,610        $ 3,457
10/31/2002             $ 7,605            $ 7,192        $ 4,110
11/30/2002             $ 8,075            $ 7,615        $ 4,635
12/31/2002             $ 7,450            $ 7,167        $ 4,088
1/31/2003              $ 7,368            $ 6,980        $ 4,083
2/28/2003              $ 7,441            $ 6,875        $ 4,193
3/31/2003              $ 7,505            $ 6,942        $ 4,231
4/30/2003              $ 8,002            $ 7,514        $ 4,593
5/31/2003              $ 8,595            $ 7,909        $ 4,975
6/30/2003              $ 8,741            $ 8,010        $ 4,991
7/31/2003              $ 9,056            $ 8,152        $ 5,303
8/31/2003              $ 9,389            $ 8,310        $ 5,570
9/30/2003              $ 9,202            $ 8,222        $ 5,414
10/31/2003             $ 9,832            $ 8,687        $ 5,882
11/30/2003             $10,014            $ 8,764        $ 5,915
12/31/2003             $10,329            $ 9,223        $ 6,096
1/31/2004              $10,552            $ 9,393        $ 6,201
2/29/2004              $10,438            $ 9,523        $ 6,107
3/31/2004              $10,379            $ 9,380        $ 5,974
4/30/2004              $10,206            $ 9,232        $ 5,820
5/31/2004              $10,621            $ 9,359        $ 6,089
6/30/2004              $10,740            $ 9,541        $ 6,299
7/31/2004              $ 9,850            $ 9,225        $ 5,816
8/31/2004              $ 9,672            $ 9,263        $ 5,684
9/30/2004              $10,042            $ 9,363        $ 5,867
10/31/2004             $10,256            $ 9,506        $ 6,174
11/30/2004             $10,717            $ 9,891        $ 6,526
12/31/2004             $11,123            $10,227        $ 6,733
1/31/2005              $10,461            $ 9,978        $ 6,311
2/28/2005              $10,598            $10,188        $ 6,275
3/31/2005              $10,365            $10,007        $ 6,157
4/30/2005              $10,183            $ 9,818        $ 5,901
5/31/2005              $10,890            $10,130        $ 6,407
6/30/2005              $10,781            $10,144        $ 6,203
7/31/2005              $11,333            $10,522        $ 6,666
8/31/2005              $11,415            $10,426        $ 6,569
9/30/2005              $11,397            $10,510        $ 6,652
10/31/2005             $11,305            $10,335        $ 6,558
11/30/2005             $12,031            $10,726        $ 6,946
12/31/2005             $11,921            $10,729        $ 6,833
1/31/2006              $12,400            $11,014        $ 7,105
2/28/2006              $12,158            $11,043        $ 6,938
3/31/2006              $12,236            $11,181        $ 7,075
4/30/2006              $12,163            $11,331        $ 7,063
5/31/2006              $11,369            $11,005        $ 6,560
6/30/2006              $11,456            $11,020        $ 6,542
7/31/2006              $11,100            $11,088        $ 6,269
8/31/2006              $11,515            $11,352        $ 6,561
9/30/2006              $11,771            $11,644        $ 6,870
10/31/2006             $12,044            $12,024        $ 7,195
11/30/2006             $12,327            $12,252        $ 7,439
12/31/2006             $12,236            $12,424        $ 7,296
1/31/2007              $12,519            $12,612        $ 7,443
2/28/2007              $12,309            $12,365        $ 7,316
3/31/2007              $12,405            $12,504        $ 7,361
4/30/2007              $12,984            $13,057        $ 7,757
5/31/2007              $13,377            $13,513        $ 8,008
6/30/2007              $13,290            $13,289        $ 8,032
7/31/2007              $13,335            $12,877        $ 8,024
8/31/2007              $13,792            $13,070        $ 8,259
9/30/2007              $14,750            $13,558        $ 8,684
10/31/2007             $15,580            $13,774        $ 9,299
11/30/2007             $14,836            $13,198        $ 8,676
12/31/2007             $15,059            $13,107        $ 8,659
1/31/2008              $13,049            $12,321        $ 7,647
2/29/2008              $12,779            $11,920        $ 7,248
3/31/2008              $12,956            $11,869        $ 7,400
4/30/2008              $14,010            $12,447        $ 7,964
5/31/2008              $14,574            $12,608        $ 8,441
6/30/2008              $13,721            $11,545        $ 7,629
7/31/2008              $13,576            $11,448        $ 7,680
8/31/2008              $13,474            $11,614        $ 7,777
9/30/2008              $11,613            $10,579        $ 6,623
10/31/2008             $ 9,682            $ 8,802        $ 5,543
11/30/2008             $ 8,693            $ 8,171        $ 4,924
12/31/2008             $ 8,897            $ 8,257        $ 5,032
1/31/2009              $ 8,600            $ 7,561        $ 4,902
2/28/2009              $ 8,240            $ 6,756        $ 4,639
3/31/2009              $ 8,887            $ 7,348        $ 5,137
4/30/2009              $ 9,755            $ 8,051        $ 5,791
5/31/2009              $10,166            $ 8,502        $ 5,962
6/30/2009              $10,335            $ 8,519        $ 6,135
7/31/2009              $11,126            $ 9,163        $ 6,659
8/31/2009              $11,346            $ 9,494        $ 6,749
9/30/2009              $11,952            $ 9,848        $ 7,139
Total Returns            19.52%             -1.52%        -28.61%



                               12 | Annual Report

ENDNOTES

THE FUND'S INVESTMENTS IN FAST-GROWING INDUSTRIES, INCLUDING THE TECHNOLOGY AND TELECOMMUNICATIONS SECTORS (WHICH HAVE HISTORICALLY BEEN VOLATILE) COULD RESULT IN INCREASED PRICE FLUCTUATION, ESPECIALLY OVER THE SHORT TERM, DUE TO THE RAPID PACE OF PRODUCT CHANGE AND DEVELOPMENT AND CHANGES IN GOVERNMENT REGULATION OF COMPANIES EMPHASIZING SCIENTIFIC OR TECHNOLOGICAL ADVANCEMENT. THE FUND MAY ALSO INVEST IN SMALL-CAPITALIZATION COMPANIES, WHICH CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS, AND THEIR PROSPECTS FOR GROWTH ARE LESS CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(5.) Aggregate total return represents the change in value of an investment over the period shown. Since Class R shares have existed for less than one year, average annual total returns are not available.

(6.) Effective 5/15/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/15/08, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 5/14/08 actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/15/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -18.38% and -13.71%.

(7.) Source: (C) 2009 Morningstar. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ 100 Index includes 100 of the largest domestic and international nonfinancial companies listed on The NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The NASDAQ 100 Index is calculated under a modified capitalization-weighted methodology. Index returns are price-return only and do not include reinvested dividends.


                               Annual Report | 13

Your Fund's Expenses

FRANKLIN DYNATECH FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               14 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 4/1/09      VALUE 9/30/09   PERIOD* 4/1/09-9/30/09
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                           $1,000           $1,343.40             $ 6.76
Hypothetical (5% return before expenses)         $1,000           $1,019.30             $ 5.82
CLASS B
Actual                                           $1,000           $1,338.30             $11.21
Hypothetical (5% return before expenses)         $1,000           $1,015.44             $ 9.67
CLASS C
Actual                                           $1,000           $1,337.90             $11.14
Hypothetical (5% return before expenses)         $1,000           $1,015.54             $ 9.60
CLASS R
Actual                                           $1,000           $1,341.60             $ 8.22
Hypothetical (5% return before expenses)         $1,000           $1,018.05             $ 7.08
ADVISOR CLASS
Actual                                           $1,000           $1,344.90             $ 5.29
Hypothetical (5% return before expenses)         $1,000           $1,020.56             $ 4.56

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.15%; B: 1.91%; C: 1.90%; R: 1.40%; and
     Advisor: 0.90%;), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                               Annual Report | 15

Franklin Growth Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Growth Fund seeks capital appreciation by investing substantially in equity securities of companies that are leaders in their industries.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PORTFOLIO BREAKDOWN

Franklin Growth Fund
Based on Total Net Assets as of 9/30/09

                                   (BAR CHART)

Capital Goods                                    22.0%
Pharmaceuticals, Biotechnology & Life Sciences   16.4%
Technology Hardware & Equipment                  15.0%
Software & Services                               8.6%
Transportation                                    7.7%
Energy                                            4.9%
Health Care Equipment & Services                  4.6%
Materials                                         3.3%
Automobiles & Components                          2.1%
Other                                            15.1%
Short-Term Investments & Other Net Assets         0.3%

This annual report for Franklin Growth Fund covers the fiscal year ended September 30, 2009.

PERFORMANCE OVERVIEW

Franklin Growth Fund - Class A had a -0.71% cumulative total return for the 12 months under review. The Fund performed better than its benchmark, the Standard & Poor's 500 Index (S&P 500), which had a -6.91% total return for the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 18.

INVESTMENT STRATEGY

We are research-driven, fundamental investors pursuing a growth strategy. As "bottom-up" investors we focus primarily on finding individual securities that meet our criteria for growth potential, quality and valuation. We search for high-quality companies that have identifiable drivers of future earnings growth. We rely on our team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies. Our analysts identify each company's market opportunity, competitive position, management and financial strength, business and financial risks, and valuation. We choose to invest in those companies that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.

MANAGER'S DISCUSSION

Franklin Growth Fund owned shares of 152 companies at period-end. We continue to invest in a broad array of companies of all sizes and in varied industries.

In a challenging environment for stocks, several of our holdings hindered Fund performance during the fiscal year. In particular, the industrials sector was a major detractor where holdings such as airline operator AMR, road and rail

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 72.


                               16 | Annual Report
company Union Pacific, aerospace and defense companies General Dynamics, Lockheed Martin and Northrop Grumman, and industrial conglomerate Textron declined in value.(2)

During the year under review, Fund performance was largely driven by several holdings in the information technology and health care sectors.(3) Within information technology, computer hardware and software company Apple, information technology outsourcing services provider Computer Sciences, technology hardware and equipment manufacturer International Business Machines, the world's leading Internet search engine operator Google and networking products manufacturer Cisco Systems boosted Fund returns. Pharmaceutical giants Wyeth, Schering-Plough and Allergan and biotechnology company Genentech in the health care sector also benefited the Fund. Genentech was acquired by Roche Holdings during the period.

Thank you for your continued participation in Franklin Growth Fund. We look forward to serving your future investment needs.

(PHOTO OF V. JERRY PALMIERI)


/s/ V. Jerry Palmieri
V. Jerry Palmieri


(PHOTO OF SERENA PERIN VINTON)


/s/ Serena Perin Vinton
Serena Perin Vinton

Portfolio Management Team
Franklin Growth Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(2.) The industrials sector comprises capital goods, commercial and professional services, and transportation in the SOI.

(3.) The information technology sector comprises semiconductors and semiconductor equipment, software and services, and technology hardware and equipment in the SOI. The health care sector comprises health care equipment and services; and pharmaceuticals, biotechnology and life sciences in the SOI.

TOP 10 HOLDINGS

Franklin Growth Fund
9/30/09

COMPANY                                 % OF TOTAL
SECTOR/INDUSTRY                         NET ASSETS
---------------                         ----------
Apple Inc.                                 5.3%
   TECHNOLOGY HARDWARE & EQUIPMENT
Johnson & Johnson                          2.5%
   PHARMACEUTICALS, BIOTECHNOLOGY
      & LIFE SCIENCES
International Business Machines Corp.      2.3%
   TECHNOLOGY HARDWARE & EQUIPMENT
General Dynamics Corp.                     2.1%
   CAPITAL GOODS
Cisco Systems Inc.                         2.1%
   TECHNOLOGY HARDWARE & EQUIPMENT
3M Co.                                     2.1%
   CAPITAL GOODS
Allergan Inc.                              1.8%
   PHARMACEUTICALS, BIOTECHNOLOGY
      & LIFE SCIENCES
The Boeing Co.                             1.8%
   CAPITAL GOODS
Amgen Inc.                                 1.8%
   PHARMACEUTICALS, BIOTECHNOLOGY
      & LIFE SCIENCES
Hewlett-Packard Co.                        1.8%
   TECHNOLOGY HARDWARE & EQUIPMENT


                               Annual Report | 17

Performance Summary as of 9/30/09

FRANKLIN GROWTH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FKGRX)                     CHANGE   9/30/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       -$0.69    $36.48    $37.17
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                   $0.3065

CLASS B (SYMBOL: FKGBX)                     CHANGE   9/30/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       -$0.51    $34.93    $35.44

CLASS C (SYMBOL: FRGSX)                     CHANGE   9/30/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       -$0.53    $34.61    $35.14
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                   $0.0224

CLASS R (SYMBOL: FGSRX)                     CHANGE   9/30/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       -$0.50    $36.37    $36.87
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                   $0.1080

ADVISOR CLASS (SYMBOL: FCGAX)               CHANGE   9/30/09   9/30/08
-----------------------------               ------   -------   -------
Net Asset Value (NAV)                       -$0.72    $36.53    $37.25
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                   $0.4017


                               18 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                        1-YEAR    5-YEAR   10-YEAR
-------                                        ------   -------   -------
Cumulative Total Return(1)                      -0.71%   +21.85%   +22.61%
Average Annual Total Return(2)                  -6.42%    +2.80%    +1.46%
Value of $10,000 Investment(3)                 $9,358   $11,483   $11,555
   Total Annual Operating Expenses(4)   0.89%

CLASS B                                        1-YEAR    5-YEAR   10-YEAR
-------                                        ------   -------   -------
Cumulative Total Return(1)                      -1.44%   +17.33%   +15.51%
Average Annual Total Return(2)                  -5.38%    +2.89%    +1.45%
Value of $10,000 Investment(3)                 $9,462   $11,533   $11,551
   Total Annual Operating Expenses(4)   1.64%

CLASS C                                        1-YEAR    5-YEAR   10-YEAR
-------                                        ------   -------   -------
Cumulative Total Return(1)                      -1.45%   +17.35%   +13.76%
Average Annual Total Return(2)                  -2.43%    +3.25%    +1.30%
Value of $10,000 Investment(3)                 $9,757   $11,735   $11,376
   Total Annual Operating Expenses(4)   1.64%

CLASS R                                        1-YEAR    5-YEAR   INCEPTION (1/1/02)
-------                                        ------   -------   ------------------
Cumulative Total Return(1)                      -0.98%   +20.30%        +15.98%
Average Annual Total Return(2)                  -0.98%    +3.77%         +1.93%
Value of $10,000 Investment(3)                 $9,902   $12,030        $11,598
   Total Annual Operating Expenses(4)   1.14%

ADVISOR CLASS                                  1-YEAR    5-YEAR   10-YEAR
-------------                                  ------   -------   -------
Cumulative Total Return(1)                      -0.45%   +23.36%   +25.69%
Average Annual Total Return(2)                  -0.45%    +4.29%    +2.31%
Value of $10,000 Investment(3)                 $9,955   $12,336   $12,569
   Total Annual Operating Expenses(4)   0.64%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.


                               Annual Report | 19

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                     9/30/09
-------                     -------
1-Year                       -6.42%
5-Year                       +2.80%
10-Year                      +1.46%

CLASS A (10/1/99-9/30/09)

                               (PERFORMANCE GRAPH)

               FRANKLIN
             GROWTH FUND   S&P 500
DATE          - CLASS A     INDEX
----         -----------   -------
10/1/1999      $ 9,424     $10,000
10/31/1999     $ 9,577     $10,633
11/30/1999     $ 9,699     $10,849
12/31/1999     $10,012     $11,488
1/31/2000      $ 9,928     $10,911
2/29/2000      $ 9,696     $10,704
3/31/2000      $10,540     $11,751
4/30/2000      $10,664     $11,398
5/31/2000      $10,708     $11,164
6/30/2000      $10,859     $11,439
7/31/2000      $10,691     $11,260
8/31/2000      $11,160     $11,960
9/30/2000      $10,699     $11,328
10/31/2000     $10,841     $11,281
11/30/2000     $10,560     $10,391
12/31/2000     $10,766     $10,442
1/31/2001      $10,969     $10,812
2/28/2001      $10,419     $ 9,827
3/31/2001      $ 9,647     $ 9,204
4/30/2001      $10,425     $ 9,919
5/31/2001      $10,585     $ 9,986
6/30/2001      $10,099     $ 9,743
7/31/2001      $10,075     $ 9,647
8/31/2001      $ 9,617     $ 9,043
9/30/2001      $ 8,547     $ 8,313
10/31/2001     $ 8,833     $ 8,471
11/30/2001     $ 9,672     $ 9,121
12/31/2001     $ 9,747     $ 9,201
1/31/2002      $ 9,607     $ 9,067
2/28/2002      $ 9,539     $ 8,892
3/31/2002      $ 9,870     $ 9,226
4/30/2002      $ 9,246     $ 8,667
5/31/2002      $ 9,063     $ 8,603
6/30/2002      $ 8,379     $ 7,990
7/31/2002      $ 7,625     $ 7,367
8/31/2002      $ 7,640     $ 7,416
9/30/2002      $ 6,808     $ 6,610
10/31/2002     $ 7,281     $ 7,192
11/30/2002     $ 7,779     $ 7,615
12/31/2002     $ 7,373     $ 7,167
1/31/2003      $ 7,091     $ 6,980
2/28/2003      $ 6,930     $ 6,875
3/31/2003      $ 6,930     $ 6,942
4/30/2003      $ 7,435     $ 7,514
5/31/2003      $ 7,922     $ 7,909
6/30/2003      $ 8,157     $ 8,010
7/31/2003      $ 8,399     $ 8,152
8/31/2003      $ 8,585     $ 8,310
9/30/2003      $ 8,324     $ 8,222
10/31/2003     $ 8,817     $ 8,687
11/30/2003     $ 8,928     $ 8,764
12/31/2003     $ 9,440     $ 9,223
1/31/2004      $ 9,582     $ 9,393
2/29/2004      $ 9,626     $ 9,523
3/31/2004      $ 9,402     $ 9,380
4/30/2004      $ 9,409     $ 9,232
5/31/2004      $ 9,561     $ 9,359
6/30/2004      $ 9,951     $ 9,541
7/31/2004      $ 9,427     $ 9,225
8/31/2004      $ 9,347     $ 9,263
9/30/2004      $ 9,483     $ 9,363
10/31/2004     $ 9,598     $ 9,506
11/30/2004     $10,159     $ 9,891
12/31/2004     $10,506     $10,227
1/31/2005      $10,146     $ 9,978
2/28/2005      $10,323     $10,188
3/31/2005      $10,311     $10,007
4/30/2005      $10,065     $ 9,818
5/31/2005      $10,463     $10,130
6/30/2005      $10,348     $10,144
7/31/2005      $10,889     $10,522
8/31/2005      $10,848     $10,426
9/30/2005      $10,827     $10,510
10/31/2005     $10,743     $10,335
11/30/2005     $11,265     $10,726
12/31/2005     $11,384     $10,729
1/31/2006      $11,499     $11,014
2/28/2006      $11,655     $11,043
3/31/2006      $11,929     $11,181
4/30/2006      $12,023     $11,331
5/31/2006      $11,761     $11,005
6/30/2006      $11,693     $11,020
7/31/2006      $11,555     $11,088
8/31/2006      $11,830     $11,352
9/30/2006      $12,175     $11,644
10/31/2006     $12,673     $12,024
11/30/2006     $13,003     $12,252
12/31/2006     $12,996     $12,424
1/31/2007      $13,408     $12,612
2/28/2007      $13,162     $12,365
3/31/2007      $13,140     $12,504
4/30/2007      $13,670     $13,057
5/31/2007      $14,229     $13,513
6/30/2007      $14,098     $13,289
7/31/2007      $13,820     $12,877
8/31/2007      $13,970     $13,070
9/30/2007      $14,473     $13,558
10/31/2007     $14,957     $13,774
11/30/2007     $14,326     $13,198
12/31/2007     $13,923     $13,107
1/31/2008      $13,018     $12,321
2/29/2008      $12,802     $11,920
3/31/2008      $12,648     $11,869
4/30/2008      $13,231     $12,447
5/31/2008      $13,616     $12,608
6/30/2008      $12,382     $11,545
7/31/2008      $12,770     $11,448
8/31/2008      $13,040     $11,614
9/30/2008      $11,637     $10,579
10/31/2008     $ 9,724     $ 8,802
11/30/2008     $ 8,920     $ 8,171
12/31/2008     $ 9,274     $ 8,257
1/31/2009      $ 8,793     $ 7,561
2/28/2009      $ 7,887     $ 6,756
3/31/2009      $ 8,464     $ 7,348
4/30/2009      $ 9,417     $ 8,051
5/31/2009      $ 9,791     $ 8,502
6/30/2009      $ 9,826     $ 8,519
7/31/2009      $10,668     $ 9,163
8/31/2009      $11,001     $ 9,494
9/30/2009      $11,555     $ 9,848

AVERAGE ANNUAL TOTAL RETURN

CLASS B                     9/30/09
-------                     -------
1-Year                       -5.38%
5-Year                       +2.89%
10-Year                      +1.45%

CLASS B (10/1/99-9/30/09)

                               (PERFORMANCE GRAPH)

               FRANKLIN
             GROWTH FUND   S&P 500
DATE          - CLASS B     INDEX
----         -----------   -------
10/1/1999      $10,000     $10,000
10/31/1999     $10,157     $10,633
11/30/1999     $10,276     $10,849
12/31/1999     $10,602     $11,488
1/31/2000      $10,503     $10,911
2/29/2000      $10,256     $10,704
3/31/2000      $11,138     $11,751
4/30/2000      $11,265     $11,398
5/31/2000      $11,305     $11,164
6/30/2000      $11,456     $11,439
7/31/2000      $11,271     $11,260
8/31/2000      $11,761     $11,960
9/30/2000      $11,268     $11,328
10/31/2000     $11,410     $11,281
11/30/2000     $11,107     $10,391
12/31/2000     $11,315     $10,442
1/31/2001      $11,523     $10,812
2/28/2001      $10,941     $ 9,827
3/31/2001      $10,121     $ 9,204
4/30/2001      $10,928     $ 9,919
5/31/2001      $11,091     $ 9,986
6/30/2001      $10,577     $ 9,743
7/31/2001      $10,541     $ 9,647
8/31/2001      $10,060     $ 9,043
9/30/2001      $ 8,931     $ 8,313
10/31/2001     $ 9,224     $ 8,471
11/30/2001     $10,102     $ 9,121
12/31/2001     $10,172     $ 9,201
1/31/2002      $10,019     $ 9,067
2/28/2002      $ 9,944     $ 8,892
3/31/2002      $10,279     $ 9,226
4/30/2002      $ 9,625     $ 8,667
5/31/2002      $ 9,429     $ 8,603
6/30/2002      $ 8,710     $ 7,990
7/31/2002      $ 7,921     $ 7,367
8/31/2002      $ 7,934     $ 7,416
9/30/2002      $ 7,065     $ 6,610
10/31/2002     $ 7,550     $ 7,192
11/30/2002     $ 8,065     $ 7,615
12/31/2002     $ 7,635     $ 7,167
1/31/2003      $ 7,342     $ 6,980
2/28/2003      $ 7,169     $ 6,875
3/31/2003      $ 7,166     $ 6,942
4/30/2003      $ 7,684     $ 7,514
5/31/2003      $ 8,179     $ 7,909
6/30/2003      $ 8,416     $ 8,010
7/31/2003      $ 8,661     $ 8,152
8/31/2003      $ 8,846     $ 8,310
9/30/2003      $ 8,573     $ 8,222
10/31/2003     $ 9,074     $ 8,687
11/30/2003     $ 9,185     $ 8,764
12/31/2003     $ 9,703     $ 9,223
1/31/2004      $ 9,843     $ 9,393
2/29/2004      $ 9,885     $ 9,523
3/31/2004      $ 9,648     $ 9,380
4/30/2004      $ 9,651     $ 9,232
5/31/2004      $ 9,801     $ 9,359
6/30/2004      $10,195     $ 9,541
7/31/2004      $ 9,648     $ 9,225
8/31/2004      $ 9,563     $ 9,263
9/30/2004      $ 9,696     $ 9,363
10/31/2004     $ 9,807     $ 9,506
11/30/2004     $10,374     $ 9,891
12/31/2004     $10,719     $10,227
1/31/2005      $10,348     $ 9,978
2/28/2005      $10,521     $10,188
3/31/2005      $10,504     $10,007
4/30/2005      $10,247     $ 9,818
5/31/2005      $10,644     $10,130
6/30/2005      $10,521     $10,144
7/31/2005      $11,061     $10,522
8/31/2005      $11,016     $10,426
9/30/2005      $10,986     $10,510
10/31/2005     $10,892     $10,335
11/30/2005     $11,416     $10,726
12/31/2005     $11,530     $10,729
1/31/2006      $11,641     $11,014
2/28/2006      $11,791     $11,043
3/31/2006      $12,061     $11,181
4/30/2006      $12,146     $11,331
5/31/2006      $11,872     $11,005
6/30/2006      $11,801     $11,020
7/31/2006      $11,654     $11,088
8/31/2006      $11,924     $11,352
9/30/2006      $12,263     $11,644
10/31/2006     $12,755     $12,024
11/30/2006     $13,081     $12,252
12/31/2006     $13,061     $12,424
1/31/2007      $13,468     $12,612
2/28/2007      $13,214     $12,365
3/31/2007      $13,182     $12,504
4/30/2007      $13,709     $13,057
5/31/2007      $14,256     $13,513
6/30/2007      $14,116     $13,289
7/31/2007      $13,833     $12,877
8/31/2007      $13,970     $13,070
9/30/2007      $14,468     $13,558
10/31/2007     $14,951     $13,774
11/30/2007     $14,320     $13,198
12/31/2007     $13,916     $13,107
1/31/2008      $13,012     $12,321
2/29/2008      $12,796     $11,920
3/31/2008      $12,642     $11,869
4/30/2008      $13,224     $12,447
5/31/2008      $13,609     $12,608
6/30/2008      $12,376     $11,545
7/31/2008      $12,764     $11,448
8/31/2008      $13,034     $11,614
9/30/2008      $11,631     $10,579
10/31/2008     $ 9,719     $ 8,802
11/30/2008     $ 8,915     $ 8,171
12/31/2008     $ 9,270     $ 8,257
1/31/2009      $ 8,789     $ 7,561
2/28/2009      $ 7,884     $ 6,756
3/31/2009      $ 8,460     $ 7,348
4/30/2009      $ 9,413     $ 8,051
5/31/2009      $ 9,786     $ 8,502
6/30/2009      $ 9,822     $ 8,519
7/31/2009      $10,664     $ 9,163
8/31/2009      $10,997     $ 9,494
9/30/2009      $11,551     $ 9,848


                               20 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

CLASS C                     9/30/09
-------                     -------
1-Year                       -2.43%
5-Year                       +3.25%
10-Year                      +1.30%

CLASS C (10/1/99-9/30/09)

                               (PERFORMANCE GRAPH)

               FRANKLIN
             GROWTH FUND   S&P 500
DATE          - CLASS C     INDEX
----         -----------   -------
10/1/1999      $10,000     $10,000
10/31/1999     $10,157     $10,633
11/30/1999     $10,279     $10,849
12/31/1999     $10,608     $11,488
1/31/2000      $10,508     $10,911
2/29/2000      $10,259     $10,704
3/31/2000      $11,143     $11,751
4/30/2000      $11,265     $11,398
5/31/2000      $11,305     $11,164
6/30/2000      $11,458     $11,439
7/31/2000      $11,274     $11,260
8/31/2000      $11,763     $11,960
9/30/2000      $11,271     $11,328
10/31/2000     $11,414     $11,281
11/30/2000     $11,109     $10,391
12/31/2000     $11,320     $10,442
1/31/2001      $11,523     $10,812
2/28/2001      $10,943     $ 9,827
3/31/2001      $10,122     $ 9,204
4/30/2001      $10,933     $ 9,919
5/31/2001      $11,093     $ 9,986
6/30/2001      $10,578     $ 9,743
7/31/2001      $10,542     $ 9,647
8/31/2001      $10,060     $ 9,043
9/30/2001      $ 8,935     $ 8,313
10/31/2001     $ 9,227     $ 8,471
11/30/2001     $10,100     $ 9,121
12/31/2001     $10,170     $ 9,201
1/31/2002      $10,019     $ 9,067
2/28/2002      $ 9,944     $ 8,892
3/31/2002      $10,279     $ 9,226
4/30/2002      $ 9,625     $ 8,667
5/31/2002      $ 9,428     $ 8,603
6/30/2002      $ 8,712     $ 7,990
7/31/2002      $ 7,920     $ 7,367
8/31/2002      $ 7,933     $ 7,416
9/30/2002      $ 7,066     $ 6,610
10/31/2002     $ 7,552     $ 7,192
11/30/2002     $ 8,065     $ 7,615
12/31/2002     $ 7,638     $ 7,167
1/31/2003      $ 7,342     $ 6,980
2/28/2003      $ 7,168     $ 6,875
3/31/2003      $ 7,165     $ 6,942
4/30/2003      $ 7,684     $ 7,514
5/31/2003      $ 8,180     $ 7,909
6/30/2003      $ 8,416     $ 8,010
7/31/2003      $ 8,663     $ 8,152
8/31/2003      $ 8,846     $ 8,310
9/30/2003      $ 8,574     $ 8,222
10/31/2003     $ 9,073     $ 8,687
11/30/2003     $ 9,182     $ 8,764
12/31/2003     $ 9,704     $ 9,223
1/31/2004      $ 9,842     $ 9,393
2/29/2004      $ 9,885     $ 9,523
3/31/2004      $ 9,648     $ 9,380
4/30/2004      $ 9,648     $ 9,232
5/31/2004      $ 9,799     $ 9,359
6/30/2004      $10,193     $ 9,541
7/31/2004      $ 9,648     $ 9,225
8/31/2004      $ 9,559     $ 9,263
9/30/2004      $ 9,694     $ 9,363
10/31/2004     $ 9,806     $ 9,506
11/30/2004     $10,371     $ 9,891
12/31/2004     $10,719     $10,227
1/31/2005      $10,344     $ 9,978
2/28/2005      $10,519     $10,188
3/31/2005      $10,502     $10,007
4/30/2005      $10,243     $ 9,818
5/31/2005      $10,640     $10,130
6/30/2005      $10,519     $10,144
7/31/2005      $11,061     $10,522
8/31/2005      $11,015     $10,426
9/30/2005      $10,985     $10,510
10/31/2005     $10,890     $10,335
11/30/2005     $11,412     $10,726
12/31/2005     $11,527     $10,729
1/31/2006      $11,639     $11,014
2/28/2006      $11,787     $11,043
3/31/2006      $12,059     $11,181
4/30/2006      $12,145     $11,331
5/31/2006      $11,872     $11,005
6/30/2006      $11,796     $11,020
7/31/2006      $11,652     $11,088
8/31/2006      $11,921     $11,352
9/30/2006      $12,260     $11,644
10/31/2006     $12,752     $12,024
11/30/2006     $13,078     $12,252
12/31/2006     $13,061     $12,424
1/31/2007      $13,465     $12,612
2/28/2007      $13,212     $12,365
3/31/2007      $13,183     $12,504
4/30/2007      $13,705     $13,057
5/31/2007      $14,257     $13,513
6/30/2007      $14,116     $13,289
7/31/2007      $13,830     $12,877
8/31/2007      $13,971     $13,070
9/30/2007      $14,464     $13,558
10/31/2007     $14,940     $13,774
11/30/2007     $14,300     $13,198
12/31/2007     $13,889     $13,107
1/31/2008      $12,979     $12,321
2/29/2008      $12,756     $11,920
3/31/2008      $12,591     $11,869
4/30/2008      $13,163     $12,447
5/31/2008      $13,541     $12,608
6/30/2008      $12,306     $11,545
7/31/2008      $12,683     $11,448
8/31/2008      $12,943     $11,614
9/30/2008      $11,543     $10,579
10/31/2008     $ 9,641     $ 8,802
11/30/2008     $ 8,837     $ 8,171
12/31/2008     $ 9,183     $ 8,257
1/31/2009      $ 8,700     $ 7,561
2/28/2009      $ 7,799     $ 6,756
3/31/2009      $ 8,365     $ 7,348
4/30/2009      $ 9,302     $ 8,051
5/31/2009      $ 9,663     $ 8,502
6/30/2009      $ 9,696     $ 8,519
7/31/2009      $10,518     $ 9,163
8/31/2009      $10,840     $ 9,494
9/30/2009      $11,376     $ 9,848

AVERAGE ANNUAL TOTAL RETURN

CLASS R                    9/30/09
-------                    -------
1-Year                      -0.98%
5-Year                      +3.77%
Since Inception (1/1/02)    +1.93%

CLASS R (1/1/02-9/30/09)

                               (PERFORMANCE GRAPH)

               FRANKLIN
             GROWTH FUND   S&P 500
DATE          - CLASS R     INDEX
----         -----------   -------
1/1/2002       $10,000     $10,000
1/31/2002      $ 9,832     $ 9,854
2/28/2002      $ 9,759     $ 9,664
3/31/2002      $10,098     $10,027
4/30/2002      $ 9,455     $ 9,420
5/31/2002      $ 9,265     $ 9,350
6/30/2002      $ 8,566     $ 8,684
7/31/2002      $ 7,793     $ 8,007
8/31/2002      $ 7,806     $ 8,060
9/30/2002      $ 6,957     $ 7,184
10/31/2002     $ 7,436     $ 7,816
11/30/2002     $ 7,946     $ 8,276
12/31/2002     $ 7,528     $ 7,790
1/31/2003      $ 7,240     $ 7,586
2/28/2003      $ 7,071     $ 7,472
3/31/2003      $ 7,071     $ 7,545
4/30/2003      $ 7,586     $ 8,166
5/31/2003      $ 8,080     $ 8,596
6/30/2003      $ 8,318     $ 8,706
7/31/2003      $ 8,562     $ 8,859
8/31/2003      $ 8,750     $ 9,032
9/30/2003      $ 8,483     $ 8,936
10/31/2003     $ 8,984     $ 9,442
11/30/2003     $ 9,095     $ 9,525
12/31/2003     $ 9,613     $10,024
1/31/2004      $ 9,755     $10,208
2/29/2004      $ 9,799     $10,350
3/31/2004      $ 9,571     $10,194
4/30/2004      $ 9,575     $10,034
5/31/2004      $ 9,730     $10,172
6/30/2004      $10,123     $10,370
7/31/2004      $ 9,587     $10,026
8/31/2004      $ 9,505     $10,067
9/30/2004      $ 9,640     $10,176
10/31/2004     $ 9,755     $10,332
11/30/2004     $10,323     $10,750
12/31/2004     $10,674     $11,115
1/31/2005      $10,306     $10,844
2/28/2005      $10,483     $11,073
3/31/2005      $10,467     $10,877
4/30/2005      $10,217     $10,670
5/31/2005      $10,620     $11,010
6/30/2005      $10,499     $11,025
7/31/2005      $11,045     $11,435
8/31/2005      $11,004     $11,331
9/30/2005      $10,978     $11,423
10/31/2005     $10,889     $11,232
11/30/2005     $11,416     $11,657
12/31/2005     $11,534     $11,661
1/31/2006      $11,651     $11,970
2/28/2006      $11,804     $12,003
3/31/2006      $12,083     $12,152
4/30/2006      $12,172     $12,315
5/31/2006      $11,906     $11,961
6/30/2006      $11,836     $11,977
7/31/2006      $11,693     $12,051
8/31/2006      $11,969     $12,338
9/30/2006      $12,315     $12,655
10/31/2006     $12,813     $13,068
11/30/2006     $13,147     $13,316
12/31/2006     $13,136     $13,503
1/31/2007      $13,549     $13,707
2/28/2007      $13,295     $13,439
3/31/2007      $13,272     $13,590
4/30/2007      $13,806     $14,192
5/31/2007      $14,364     $14,687
6/30/2007      $14,231     $14,443
7/31/2007      $13,949     $13,995
8/31/2007      $14,095     $14,205
9/30/2007      $14,600     $14,736
10/31/2007     $15,086     $14,970
11/30/2007     $14,444     $14,345
12/31/2007     $14,034     $14,245
1/31/2008      $13,123     $13,391
2/29/2008      $12,900     $12,956
3/31/2008      $12,742     $12,900
4/30/2008      $13,326     $13,528
5/31/2008      $13,713     $13,703
6/30/2008      $12,468     $12,548
7/31/2008      $12,856     $12,442
8/31/2008      $13,126     $12,622
9/30/2008      $11,712     $11,498
10/31/2008     $ 9,784     $ 9,567
11/30/2008     $ 8,974     $ 8,880
12/31/2008     $ 9,330     $ 8,975
1/31/2009      $ 8,843     $ 8,218
2/28/2009      $ 7,930     $ 7,343
3/31/2009      $ 8,507     $ 7,986
4/30/2009      $ 9,464     $ 8,751
5/31/2009      $ 9,837     $ 9,240
6/30/2009      $ 9,872     $ 9,259
7/31/2009      $10,715     $ 9,959
8/31/2009      $11,046     $10,318
9/30/2009      $11,598     $10,703


                               Annual Report | 21

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS               9/30/09
-------------               -------
1-Year                       -0.45%
5-Year                       +4.29%
10-Year                      +2.31%

ADVISOR CLASS (10/1/99-9/30/09)

                              (PERFORMANCE GRAPH)

                FRANKLIN
             GROWTH FUND -   S&P 500
DATE         ADVISOR CLASS    Index
----         -------------   -------
10/1/1999       $10,000      $10,000
10/31/1999      $10,165      $10,633
11/30/1999      $10,298      $10,849
12/31/1999      $10,633      $11,488
1/31/2000       $10,544      $10,911
2/29/2000       $10,301      $10,704
3/31/2000       $11,199      $11,751
4/30/2000       $11,332      $11,398
5/31/2000       $11,381      $11,164
6/30/2000       $11,547      $11,439
7/31/2000       $11,369      $11,260
8/31/2000       $11,870      $11,960
9/30/2000       $11,384      $11,328
10/31/2000      $11,538      $11,281
11/30/2000      $11,239      $10,391
12/31/2000      $11,459      $10,442
1/31/2001       $11,679      $10,812
2/28/2001       $11,096      $ 9,827
3/31/2001       $10,275      $ 9,204
4/30/2001       $11,106      $ 9,919
5/31/2001       $11,280      $ 9,986
6/30/2001       $10,763      $ 9,743
7/31/2001       $10,740      $ 9,647
8/31/2001       $10,256      $ 9,043
9/30/2001       $ 9,114      $ 8,313
10/31/2001      $ 9,421      $ 8,471
11/30/2001      $10,321      $ 9,121
12/31/2001      $10,401      $ 9,201
1/31/2002       $10,253      $ 9,067
2/28/2002       $10,184      $ 8,892
3/31/2002       $10,540      $ 9,226
4/30/2002       $ 9,873      $ 8,667
5/31/2002       $ 9,682      $ 8,603
6/30/2002       $ 8,952      $ 7,990
7/31/2002       $ 8,147      $ 7,367
8/31/2002       $ 8,167      $ 7,416
9/30/2002       $ 7,279      $ 6,610
10/31/2002      $ 7,787      $ 7,192
11/30/2002      $ 8,322      $ 7,615
12/31/2002      $ 7,888      $ 7,167
1/31/2003       $ 7,589      $ 6,980
2/28/2003       $ 7,417      $ 6,875
3/31/2003       $ 7,420      $ 6,942
4/30/2003       $ 7,960      $ 7,514
5/31/2003       $ 8,484      $ 7,909
6/30/2003       $ 8,736      $ 8,010
7/31/2003       $ 8,998      $ 8,152
8/31/2003       $ 9,197      $ 8,310
9/30/2003       $ 8,922      $ 8,222
10/31/2003      $ 9,452      $ 8,687
11/30/2003      $ 9,572      $ 8,764
12/31/2003      $10,125      $ 9,223
1/31/2004       $10,278      $ 9,393
2/29/2004       $10,328      $ 9,523
3/31/2004       $10,088      $ 9,380
4/30/2004       $10,098      $ 9,232
5/31/2004       $10,265      $ 9,359
6/30/2004       $10,684      $ 9,541
7/31/2004       $10,125      $ 9,225
8/31/2004       $10,039      $ 9,263
9/30/2004       $10,188      $ 9,363
10/31/2004      $10,315      $ 9,506
11/30/2004      $10,920      $ 9,891
12/31/2004      $11,293      $10,227
1/31/2005       $10,909      $ 9,978
2/28/2005       $11,102      $10,188
3/31/2005       $11,092      $10,007
4/30/2005       $10,828      $ 9,818
5/31/2005       $11,259      $10,130
6/30/2005       $11,139      $10,144
7/31/2005       $11,721      $10,522
8/31/2005       $11,684      $10,426
9/30/2005       $11,660      $10,510
10/31/2005      $11,574      $10,335
11/30/2005      $12,135      $10,726
12/31/2005      $12,269      $10,729
1/31/2006       $12,397      $11,014
2/28/2006       $12,564      $11,043
3/31/2006       $12,866      $11,181
4/30/2006       $12,967      $11,331
5/31/2006       $12,685      $11,005
6/30/2006       $12,618      $11,020
7/31/2006       $12,474      $11,088
8/31/2006       $12,773      $11,352
9/30/2006       $13,145      $11,644
10/31/2006      $13,685      $12,024
11/30/2006      $14,044      $12,252
12/31/2006      $14,038      $12,424
1/31/2007       $14,487      $12,612
2/28/2007       $14,224      $12,365
3/31/2007       $14,203      $12,504
4/30/2007       $14,780      $13,057
5/31/2007       $15,387      $13,513
6/30/2007       $15,249      $13,289
7/31/2007       $14,952      $12,877
8/31/2007       $15,117      $13,070
9/30/2007       $15,663      $13,558
10/31/2007      $16,193      $13,774
11/30/2007      $15,512      $13,198
12/31/2007      $15,076      $13,107
1/31/2008       $14,103      $12,321
2/29/2008       $13,870      $11,920
3/31/2008       $13,703      $11,869
4/30/2008       $14,341      $12,447
5/31/2008       $14,761      $12,608
6/30/2008       $13,429      $11,545
7/31/2008       $13,849      $11,448
8/31/2008       $14,147      $11,614
9/30/2008       $12,626      $10,579
10/31/2008      $10,555      $ 8,802
11/30/2008      $ 9,684      $ 8,171
12/31/2008      $10,070      $ 8,257
1/31/2009       $ 9,547      $ 7,561
2/28/2009       $ 8,566      $ 6,756
3/31/2009       $ 9,196      $ 7,348
4/30/2009       $10,232      $ 8,051
5/31/2009       $10,641      $ 8,502
6/30/2009       $10,683      $ 8,519
7/31/2009       $11,598      $ 9,163
8/31/2009       $11,966      $ 9,494
9/30/2009       $12,569      $ 9,848

ENDNOTES

HISTORICALLY, THE FUND HAS FOCUSED ON LARGER COMPANIES. THE FUND MAY ALSO INVEST IN SMALL, RELATIVELY NEW AND/OR UNSEASONED COMPANIES, WHICH INVOLVES ADDITIONAL RISKS, AS THE PRICES OF THESE SECURITIES CAN BE VOLATILE, PARTICULARLY OVER THE SHORT TERM. IN ADDITION, THE FUND MAY INVEST UP TO 25% OF ITS NET ASSETS IN STOCKS OF FOREIGN COMPANIES, WHICH INVOLVE SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATIONS AND ECONOMIC AS WELL AS POLITICAL UNCERTAINTY. THE PORTFOLIO INCLUDES INVESTMENTS IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN ONE OF THE MOST VOLATILE SECTORS OF THE MARKET. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B:       These shares have higher annual fees and expenses than Class A.
               shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(5.) Source: (C) 2009 Morningstar. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.


                               22 | Annual Report

Your Fund's Expenses

FRANKLIN GROWTH FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING     ENDING     EXPENSES PAID
                                            ACCOUNT     ACCOUNT         DURING
                                             VALUE       VALUE         PERIOD*
                                             4/1/09     9/30/09    4/1/09-9/30/09
                                           ---------   ---------   --------------
CLASS A
Actual                                       $1,000    $1,365.30       $ 5.93
Hypothetical (5% return before expenses)     $1,000    $1,020.05       $ 5.06
CLASS B
Actual                                       $1,000    $1,360.20       $10.35
Hypothetical (5% return before expenses)     $1,000    $1,016.29       $ 8.85
CLASS C
Actual                                       $1,000    $1,360.10       $10.35
Hypothetical (5% return before expenses)     $1,000    $1,016.29       $ 8.85
CLASS R
Actual                                       $1,000    $1,363.30       $ 7.41
Hypothetical (5% return before expenses)     $1,000    $1,018.80       $ 6.33
ADVISOR CLASS
Actual                                       $1,000    $1,366.80       $ 4.45
Hypothetical (5% return before expenses)     $1,000    $1,021.31       $ 3.80

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.00%; B: 1.75%; C: 1.75%; R: 1.25%; and
     Advisor: 0.75%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                               24 | Annual Report

Franklin Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Income Fund seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

We are pleased to bring you Franklin Income Fund's annual report for the fiscal year ended September 30, 2009.

PERFORMANCE OVERVIEW

Franklin Income Fund - Class A posted a +10.56% cumulative total return for the 12 months under review. The Fund - Class A outperformed its equity benchmark, the Standard & Poor's 500 Index (S&P 500), which had a -6.91% total return; matched the performance of its fixed income benchmark, the Barclays Capital (BC) U.S. Aggregate Index, which returned +10.56%; and outperformed its peers as measured by the Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average, which had a +2.73% total return, for the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 30.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB-or higher) by Moody's, Standard & Poor's or Fitch, respectively.

Source: Lipper Inc. The Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Mixed-Asset Target Allocation Moderate Funds classification in the Lipper Open-End underlying funds universe. Lipper Mixed-Asset Target Allocation Moderate Funds are defined as funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents. For the 12-month period ended 9/30/09, there were 505 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. The Fund's performance relative to the average may have differed if these and other factors had been considered.

The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 83.


                               Annual Report | 25

DIVIDEND DISTRIBUTIONS*

Franklin Income Fund
10/1/08-9/30/09

                               DIVIDEND PER SHARE (CENTS)
              ------------------------------------------------------------
                                                                   ADVISOR
MONTH         CLASS A   CLASS B   CLASS B1**   CLASS C   CLASS R    CLASS
-----         -------   -------   ----------   -------   -------   -------
October         1.25      1.09        1.16       1.16      1.19      1.27
November        1.25      1.09        1.16       1.16      1.19      1.27
December***     2.20      2.10        2.13       2.13      2.16      2.23
January         1.25      1.15        1.18       1.18      1.21      1.28
February        1.25      1.15        1.18       1.18      1.21      1.28
March           1.25      1.14        1.20       1.19      1.20      1.27
April           1.25      1.14        1.20       1.19      1.20      1.27
May             1.25      1.14        1.20       1.19      1.20      1.27
June            1.25      1.15        1.19       1.19      1.21      1.27
July            1.25      1.15        1.19       1.19      1.21      1.27
August          1.25      1.15        1.19       1.19      1.21      1.27
September       1.25      1.10        1.16       1.17      1.19      1.27
               -----     -----       -----      -----     -----     -----
TOTAL          15.95     14.55       15.14      15.12     15.38     16.22

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

** On November 1, 2001, the Fund closed Class B to new investors and changed the name to Class B1; a new Class B became available to investors.

*** Includes an additional 0.95 cent per share distribution to meet excise tax requirements.

INVESTMENT STRATEGY

By generally performing independent analysis of debt, convertible and equity securities, we search for undervalued or out-of-favor securities we believe offer opportunities for income today and significant growth tomorrow. We consider such factors as a company's experience and managerial strength; its responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; a company's changing financial condition and market recognition of the change; and a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings.

MANAGER'S DISCUSSION

During the period under review, the global financial and credit crises and significant decline in economic activity led to severe financial market volatility. During the first half of the year, stocks plummeted as the S&P 500 declined 41.17% from September 30, 2008, to its low on March 9, 2009.1 Stocks recovered in the second half of the year and the S&P 500 gained 58.25% from March 9, 2009, through period-end.(1)


                               26 | Annual Report

After a period of unprecedented fixed income market dislocation in the second half of 2008 -- particularly with widening investment-grade and high yield corporate bonds' credit spreads -- markets bottomed in December 2008. Then bonds began a gradual recovery process spurred in part by coordinated action from central banks and governments to support the functioning of financial markets.

We increased our fixed income allocation during the Fund's fiscal year in response to what we considered attractive risk-adjusted pricing for investment-grade corporate and high yield bonds particularly when compared with other similar markets offering high current income and potential positive total return. The Fund's fixed income exposure increased from 52.8% of total net assets on September 30, 2008, to 66.4% on September 30, 2009. Its equity exposure declined from 40.9% to 30.5% during the same time. Short-term investments and other net assets (cash) declined from 6.3% to 3.1% as we sought to take advantage of what we believed were attractive market opportunities.

Within fixed income, auto finance companies Ford Motor Credit Company (FMCC) and GMAC rose over the past 12 months as credit markets began to return to normal functioning and the economy responded to government stimulus measures. For example, the "Cash for Clunkers" program boosted auto sales. FMCC benefited from parent company Ford Motor's ability to manage through the downturn without seeking government rescue financing while GMAC saw former parent General Motors undergo a government-led restructuring, which could leave the car maker in a more competitive position going forward.

Other large fixed income holdings that drove strong performance included high yield bond positions in Tenet Healthcare, Dynegy Holdings and Dollar General. Hospital operator Tenet Healthcare benefited from improved operating and financial performance as well as a series of capital market transactions that enabled the company to refinance near-term debt maturities and reduce total debt outstanding. Independent power producer Dynegy Holdings benefited from strong liquidity and no near-term debt maturities, while discount retailer Dollar General's bonds appreciated due to strong store performance amid the overall weak economic backdrop.

Several investment-grade bond positions appreciated as that market recovered from October 2008 low prices. Strong performers included Altria Group, Allied Waste North America and Freeport-McMoRan Copper & Gold.

PORTFOLIO BREAKDOWN

Franklin Income Fund
Based on Total Net Assets as of 9/30/09

Consumer Discretionary Bonds                15.5%
Utilities Stocks                            11.3%
Energy Bonds                                 8.9%
Financials Stocks                            8.5%
Financials Bonds                             7.8%
Utilities Bonds                              6.9%
Health Care Bonds                            6.2%
Senior Floating Rate Interests               5.7%
Industrials Bonds                            5.4%
Energy Stocks                                4.2%
Materials Bonds                              3.5%
Health Care Stocks                           2.8%
Information Technology Bonds                 2.6%
Corporate Convertible Bonds                  2.0%
Other Stocks                                 3.7%
Other Bonds                                  1.9%
Short-Term Investments & Other Net Assets    3.1%


                               Annual Report | 27

TOP 5 EQUITY HOLDINGS

Franklin Income Fund
9/30/09

COMPANY                              % OF TOTAL
SECTOR/INDUSTRY                      NET ASSETS
---------------                      ----------
Bank of America Corp.                   2.6%
   FINANCIALS
Wells Fargo & Co.                       2.1%
   FINANCIALS
Canadian Oil Sands Trust (Canada)       1.6%
   ENERGY
Merck & Co. Inc.                        1.5%
   HEALTH CARE
Duke Energy Corp.                       1.1%
   UTILITIES

TOP 5 BOND HOLDINGS*

Franklin Income Fund
9/30/09

COMPANY                              % OF TOTAL
SECTOR/INDUSTRY                      NET ASSETS
---------------                      ----------
Ford Motor Credit Co. LLC               4.1%
   CONSUMER DISCRETIONARY
Tenet Healthcare Corp.                  2.6%
   HEALTH CARE
Dynegy Holdings Inc.                    2.4%
   UTILITIES
HCA Inc.                                2.4%
   HEALTH CARE
Chesapeake Energy Corp.                 1.9%
   ENERGY

*    Does not include convertible bonds.

Despite the strong rebound in fixed income markets, several positions negatively impacted Fund results including cable company Charter Communications and publisher R.H. Donnelley. Both companies sought bankruptcy protection to deal with overleveraged corporate structures.

Although the Fund's total equity exposure declined meaningfully during the year, we continued to actively look for opportunities in common stocks, preferred stocks and convertible securities that may help us meet the Fund's investment objective over the long term.

Common stock and convertible holdings in several banks including JPMorgan Chase, Wells Fargo and Citigroup appreciated as credit markets stabilized and these companies took steps to ensure adequate capital reserves as part of the government's required stress test for financial institutions.

Certain convertible security holdings aided Fund performance. SandRidge Energy, an oil and gas company, rose due to improved outlooks for oil and gas prices, while Vornado Realty Trust, an office property REIT, benefited from normalized access to credit for this leading office property owner.

Although several utility positions helped Fund results, particularly FPL Group and PG&E, the sector as a whole lagged significantly behind the broader market advance so far in 2009. From December 31, 2008, through September 30, 2009, the S&P 500 posted a +19.26% total return while the S&P 500 Utility Index had only a +4.33% total return.2 The Fund's large weighting in the sector negatively impacted results as several holdings declined in value, including The Southern Co., Dominion Resources and FirstEnergy.

(2.) Source: (C) 2009 Morningstar. See footnote 1 for a description of the S&P
     500. The S&P 500 Utilities Index is a market capitalization-weighted index consisting of all utility stocks in the S&P 500.


                               28 | Annual Report

Thank you for your continued participation in Franklin Income Fund. We look forward to serving your future investment needs.

(PHOTO OF EDWARD PERKS)


/s/ Edward Perks
Edward Perks, CFA


(PHOTO OF CHARLES B. JOHNSON)


/s/ Charles B. Johnson
Charles B. Johnson

Portfolio Management Team
Franklin Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                               Annual Report | 29

Performance Summary as of 9/30/09

FRANKLIN INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FKINX)                     CHANGE   9/30/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       +$0.01    $1.99     $1.98
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                   $0.1595
Short-Term Capital Gain           $0.0012
   TOTAL                          $0.1607

CLASS B (SYMBOL: FBICX)                     CHANGE   9/30/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       +$0.01    $1.98     $1.97
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                   $0.1455
Short-Term Capital Gain           $0.0012
   TOTAL                          $0.1467

CLASS B1 (SYMBOL: FICBX)                    CHANGE   9/30/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       +$0.01    $1.99     $1.98
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                   $0.1514
Short-Term Capital Gain           $0.0012
   TOTAL                          $0.1526

CLASS C (SYMBOL: FCISX)                     CHANGE   9/30/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       +$0.01    $2.00     $1.99
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                   $0.1512
Short-Term Capital Gain           $0.0012
   TOTAL                          $0.1524

CLASS R (SYMBOL: FISRX)                     CHANGE   9/30/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       +$0.01    $1.96     $1.95
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                   $0.1538
Short-Term Capital Gain           $0.0012
   TOTAL                          $0.1550


                               30 | Annual Report

ADVISOR CLASS (SYMBOL: FRIAX)               CHANGE   9/30/09   9/30/08
-----------------------------               ------   -------   -------
Net Asset Value (NAV)                       +$0.01    $1.98     $1.97
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                   $0.1622
Short-Term Capital Gain           $0.0012
   TOTAL                          $0.1634

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B/B1: CONTINGENT DEFERRED SALES CHARGE
(CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS
C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                         1-YEAR    5-YEAR   10-YEAR
-------                                        -------   -------   -------
Cumulative Total Return(1)                      +10.56%   +20.26%   +96.69%
Average Annual Total Return(2)                   +5.75%    +2.84%    +6.53%
Value of $10,000 Investment(3)                 $10,575   $11,504   $18,829
   Distribution Rate(4)                 7.21%
   30-Day Standardized Yield(5)         7.06%
   Total Annual Operating Expenses(6)   0.62%

                                                                   INCEPTION
CLASS B                                         1-YEAR    5-YEAR   (11/1/01)
-------                                        -------   -------   ---------
Cumulative Total Return(1)                       +9.70%   +15.33%    +57.86%
Average Annual Total Return(2)                   +5.70%    +2.60%     +5.94%
Value of $10,000 Investment(3)                 $10,570   $11,369    $15,786
   Distribution Rate(4)                 6.67%
   30-Day Standardized Yield(5)         6.54%
   Total Annual Operating Expenses(6)   1.47%

CLASS B1                                        1-YEAR    5-YEAR   10-YEAR
--------                                       -------   -------   -------
Cumulative Total Return(1)                      +10.03%   +17.28%   +88.97%
Average Annual Total Return(2)                   +6.03%    +2.95%    +6.57%
Value of $10,000 Investment(3)                 $10,603   $11,564   $18,897
   Distribution Rate(4)                 6.99%
   30-Day Standardized Yield(5)         6.92%
   Total Annual Operating Expenses(6)   1.12%

CLASS C                                         1-YEAR    5-YEAR   10-YEAR
-------                                        -------   -------   -------
Cumulative Total Return(1)                       +9.93%   +17.12%   +87.27%
Average Annual Total Return(2)                   +8.93%    +3.21%    +6.47%
Value of $10,000 Investment(3)                 $10,893   $11,712   $18,727
   Distribution Rate(4)                 7.02%
   30-Day Standardized Yield(5)         6.90%
   Total Annual Operating Expenses(6)   1.12%


                               Annual Report | 31

                                                                   INCEPTION
CLASS R                                         1-YEAR    5-YEAR    (1/1/02)
-------                                        -------   -------   ---------
Cumulative Total Return(1)                      +10.31%   +17.82%    +58.46%
Average Annual Total Return(2)                  +10.31%    +3.33%     +6.13%
Value of $10,000 Investment(3)                 $11,031   $11,782    $15,846
   Distribution Rate(4)                 7.29%
   30-Day Standardized Yield(5)         7.06%
   Total Annual Operating Expenses(6)   0.97%

ADVISOR CLASS                                   1-YEAR    5-YEAR    10-YEAR
-------------                                  -------   -------   --------
Cumulative Total Return(1)                      +10.79%   +21.26%   +100.21%
Average Annual Total Return(2)                  +10.79%    +3.93%     +7.19%
Value of $10,000 Investment(3)                 $11,079   $12,126   $ 20,021
   Distribution Rate(4)                 7.70%
   30-Day Standardized Yield(5)         7.53%
   Total Annual Operating Expenses(6)   0.47%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.


                               32 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                     9/30/09
-------                     -------
1-Year                       +5.75%
5-Year                       +2.84%
10-Year                      +6.53%

CLASS A (10/1/99-9/30/09)

                              (PERFORMANCE GRAPH)

                                         BARCLAYS CAPITAL   LIPPER MIXED-ASSET TARGET
             FRANKLIN INCOME   S&P 500    U.S. AGGREGATE    ALLOCATION MODERATE FUNDS
DATE          FUND - CLASS A    INDEX          INDEX          CLASSIFICATION AVERAGE
----         ---------------   -------   ----------------   -------------------------
10/1/1999        $ 9,573       $10,000        $10,000                $10,000
10/31/1999       $ 9,551       $10,633        $10,037                $10,254
11/30/1999       $ 9,400       $10,849        $10,036                $10,385
12/31/1999       $ 9,439       $11,488        $ 9,988                $10,722
1/31/2000        $ 9,506       $10,911        $ 9,955                $10,462
2/29/2000        $ 9,351       $10,704        $10,076                $10,503
3/31/2000        $ 9,508       $11,751        $10,208                $10,998
4/30/2000        $ 9,846       $11,398        $10,179                $10,801
5/31/2000        $10,005       $11,164        $10,174                $10,706
6/30/2000        $10,073       $11,439        $10,386                $10,889
7/31/2000        $10,188       $11,260        $10,480                $10,838
8/31/2000        $10,768       $11,960        $10,632                $11,294
9/30/2000        $10,978       $11,328        $10,699                $11,076
10/31/2000       $10,813       $11,281        $10,770                $11,023
11/30/2000       $10,741       $10,391        $10,946                $10,616
12/31/2000       $11,383       $10,442        $11,149                $10,903
1/31/2001        $11,360       $10,812        $11,331                $11,099
2/28/2001        $11,579       $ 9,827        $11,430                $10,689
3/31/2001        $11,407       $ 9,204        $11,487                $10,346
4/30/2001        $11,630       $ 9,919        $11,440                $10,772
5/31/2001        $11,853       $ 9,986        $11,509                $10,835
6/30/2001        $11,578       $ 9,743        $11,552                $10,695
7/31/2001        $11,452       $ 9,647        $11,811                $10,668
8/31/2001        $11,578       $ 9,043        $11,946                $10,415
9/30/2001        $11,042       $ 8,313        $12,085                $ 9,892
10/31/2001       $11,119       $ 8,471        $12,338                $10,077
11/30/2001       $11,352       $ 9,121        $12,168                $10,411
12/31/2001       $11,457       $ 9,201        $12,090                $10,491
1/31/2002        $11,536       $ 9,067        $12,188                $10,406
2/28/2002        $11,615       $ 8,892        $12,307                $10,345
3/31/2002        $11,964       $ 9,226        $12,102                $10,565
4/30/2002        $12,034       $ 8,667        $12,337                $10,404
5/31/2002        $11,995       $ 8,603        $12,442                $10,384
6/30/2002        $11,248       $ 7,990        $12,549                $ 9,988
7/31/2002        $10,715       $ 7,367        $12,701                $ 9,509
8/31/2002        $11,064       $ 7,416        $12,915                $ 9,603
9/30/2002        $10,580       $ 6,610        $13,124                $ 9,082
10/31/2002       $10,652       $ 7,192        $13,064                $ 9,388
11/30/2002       $11,233       $ 7,615        $13,061                $ 9,716
12/31/2002       $11,335       $ 7,167        $13,331                $ 9,519
1/31/2003        $11,409       $ 6,980        $13,342                $ 9,390
2/28/2003        $11,253       $ 6,875        $13,527                $ 9,328
3/31/2003        $11,502       $ 6,942        $13,516                $ 9,368
4/30/2003        $12,221       $ 7,514        $13,628                $ 9,840
5/31/2003        $12,885       $ 7,909        $13,882                $10,260
6/30/2003        $13,139       $ 8,010        $13,854                $10,353
7/31/2003        $12,979       $ 8,152        $13,389                $10,349
8/31/2003        $13,177       $ 8,310        $13,478                $10,506
9/30/2003        $13,555       $ 8,222        $13,834                $10,566
10/31/2003       $13,937       $ 8,687        $13,705                $10,874
11/30/2003       $14,138       $ 8,764        $13,738                $10,983
12/31/2003       $14,845       $ 9,223        $13,878                $11,346
1/31/2004        $15,049       $ 9,393        $13,990                $11,493
2/29/2004        $15,067       $ 9,523        $14,141                $11,634
3/31/2004        $15,086       $ 9,380        $14,247                $11,612
4/30/2004        $14,853       $ 9,232        $13,876                $11,345
5/31/2004        $14,808       $ 9,359        $13,821                $11,386
6/30/2004        $15,019       $ 9,541        $13,899                $11,549
7/31/2004        $15,102       $ 9,225        $14,037                $11,358
8/31/2004        $15,443       $ 9,263        $14,304                $11,460
9/30/2004        $15,656       $ 9,363        $14,343                $11,594
10/31/2004       $15,870       $ 9,506        $14,463                $11,739
11/30/2004       $16,217       $ 9,891        $14,348                $12,042
12/31/2004       $16,652       $10,227        $14,480                $12,320
1/31/2005        $16,341       $ 9,978        $14,571                $12,168
2/28/2005        $16,758       $10,188        $14,485                $12,334
3/31/2005        $16,439       $10,007        $14,411                $12,165
4/30/2005        $16,186       $ 9,818        $14,606                $12,045
5/31/2005        $16,542       $10,130        $14,764                $12,281
6/30/2005        $17,036       $10,144        $14,844                $12,385
7/31/2005        $17,395       $10,522        $14,709                $12,633
8/31/2005        $17,343       $10,426        $14,898                $12,665
9/30/2005        $17,292       $10,510        $14,744                $12,720
10/31/2005       $16,753       $10,335        $14,628                $12,515
11/30/2005       $16,701       $10,726        $14,692                $12,777
12/31/2005       $16,961       $10,729        $14,832                $12,896
1/31/2006        $17,475       $11,014        $14,833                $13,217
2/28/2006        $17,631       $11,043        $14,882                $13,224
3/31/2006        $17,717       $11,181        $14,736                $13,333
4/30/2006        $17,948       $11,331        $14,709                $13,477
5/31/2006        $17,890       $11,005        $14,693                $13,200
6/30/2006        $18,050       $11,020        $14,725                $13,206
7/31/2006        $18,503       $11,088        $14,924                $13,287
8/31/2006        $18,812       $11,352        $15,152                $13,513
9/30/2006        $18,974       $11,644        $15,285                $13,692
10/31/2006       $19,434       $12,024        $15,386                $13,992
11/30/2006       $19,970       $12,252        $15,565                $14,244
12/31/2006       $20,203       $12,424        $15,474                $14,351
1/31/2007        $20,371       $12,612        $15,468                $14,496
2/28/2007        $20,616       $12,365        $15,707                $14,467
3/31/2007        $20,862       $12,504        $15,707                $14,586
4/30/2007        $21,496       $13,057        $15,792                $14,937
5/31/2007        $21,822       $13,513        $15,672                $15,200
6/30/2007        $21,370       $13,289        $15,626                $15,043
7/31/2007        $20,836       $12,877        $15,756                $14,788
8/31/2007        $21,009       $13,070        $15,949                $14,905
9/30/2007        $21,657       $13,558        $16,070                $15,316
10/31/2007       $21,831       $13,774        $16,215                $15,579
11/30/2007       $21,290       $13,198        $16,506                $15,215
12/31/2007       $21,277       $13,107        $16,553                $15,149
1/31/2008        $20,799       $12,321        $16,831                $14,678
2/29/2008        $20,321       $11,920        $16,854                $14,479
3/31/2008        $20,092       $11,869        $16,911                $14,361
4/30/2008        $21,201       $12,447        $16,876                $14,778
5/31/2008        $21,305       $12,608        $16,752                $14,906
6/30/2008        $20,142       $11,545        $16,739                $14,195
7/31/2008        $19,739       $11,448        $16,725                $14,011
8/31/2008        $19,675       $11,614        $16,884                $14,036
9/30/2008        $17,030       $10,579        $16,657                $13,048
10/31/2008       $14,975       $ 8,802        $16,264                $11,463
11/30/2008       $13,776       $ 8,171        $16,794                $10,917
12/31/2008       $14,784       $ 8,257        $17,420                $11,278
1/31/2009        $14,448       $ 7,561        $17,266                $10,815
2/28/2009        $13,302       $ 6,756        $17,201                $10,181
3/31/2009        $14,053       $ 7,348        $17,440                $10,685
4/30/2009        $15,172       $ 8,051        $17,524                $11,398
5/31/2009        $16,207       $ 8,502        $17,651                $11,963
6/30/2009        $16,693       $ 8,519        $17,751                $12,011
7/31/2009        $17,744       $ 9,163        $18,038                $12,669
8/31/2009        $18,142       $ 9,494        $18,224                $12,982
9/30/2009        $18,829       $ 9,848        $18,416                $13,399

AVERAGE ANNUAL TOTAL RETURN

CLASS B                     9/30/09
-------                     -------
1-Year                       +5.70%
5-Year                       +2.60%
Since Inception (11/1/01)    +5.94%

CLASS B (11/1/01-9/30/09)

                              (PERFORMANCE GRAPH)

                                         BARCLAYS CAPITAL   LIPPER MIXED-ASSET TARGET
             FRANKLIN INCOME   S&P 500    U.S. AGGREGATE    ALLOCATION MODERATE FUNDS
DATE          FUND - CLASS B    INDEX          INDEX          CLASSIFICATION AVERAGE
----         ---------------   -------   ----------------   -------------------------
11/1/2001        $10,000       $10,000        $10,000                $10,000
11/30/2001       $10,186       $10,767        $ 9,862                $10,332
12/31/2001       $10,229       $10,861        $ 9,799                $10,411
1/31/2002        $10,344       $10,703        $ 9,879                $10,326
2/28/2002        $10,411       $10,496        $ 9,975                $10,266
3/31/2002        $10,671       $10,891        $ 9,809                $10,484
4/30/2002        $10,774       $10,231        $ 9,999                $10,325
5/31/2002        $10,731       $10,156        $10,084                $10,305
6/30/2002        $10,006       $ 9,432        $10,171                $ 9,911
7/31/2002        $ 9,571       $ 8,697        $10,294                $ 9,437
8/31/2002        $ 9,875       $ 8,754        $10,468                $ 9,530
9/30/2002        $ 9,437       $ 7,803        $10,637                $ 9,013
10/31/2002       $ 9,445       $ 8,489        $10,589                $ 9,316
11/30/2002       $ 9,955       $ 8,989        $10,586                $ 9,642
12/31/2002       $10,091       $ 8,461        $10,805                $ 9,447
1/31/2003        $10,098       $ 8,239        $10,814                $ 9,318
2/28/2003        $10,004       $ 8,116        $10,964                $ 9,257
3/31/2003        $10,167       $ 8,194        $10,955                $ 9,296
4/30/2003        $10,851       $ 8,869        $11,046                $ 9,765
5/31/2003        $11,382       $ 9,337        $11,251                $10,182
6/30/2003        $11,653       $ 9,456        $11,229                $10,274
7/31/2003        $11,502       $ 9,623        $10,852                $10,270
8/31/2003        $11,671       $ 9,810        $10,924                $10,426
9/30/2003        $11,944       $ 9,706        $11,213                $10,485
10/31/2003       $12,273       $10,255        $11,108                $10,791
11/30/2003       $12,496       $10,345        $11,135                $10,899
12/31/2003       $13,057       $10,888        $11,248                $11,260
1/31/2004        $13,228       $11,088        $11,339                $11,405
2/29/2004        $13,290       $11,242        $11,461                $11,545
3/31/2004        $13,242       $11,072        $11,547                $11,523
4/30/2004        $13,082       $10,899        $11,247                $11,258
5/31/2004        $12,979       $11,048        $11,202                $11,299
6/30/2004        $13,210       $11,263        $11,265                $11,460
7/31/2004        $13,219       $10,890        $11,377                $11,271
8/31/2004        $13,508       $10,934        $11,594                $11,373
9/30/2004        $13,687       $11,053        $11,625                $11,506
10/31/2004       $13,866       $11,221        $11,723                $11,650
11/30/2004       $14,160       $11,675        $11,629                $11,950
12/31/2004       $14,531       $12,073        $11,736                $12,226
1/31/2005        $14,306       $11,779        $11,810                $12,075
2/28/2005        $14,602       $12,026        $11,740                $12,240
3/31/2005        $14,313       $11,813        $11,680                $12,072
4/30/2005        $14,082       $11,589        $11,838                $11,953
5/31/2005        $14,381       $11,958        $11,966                $12,187
6/30/2005        $14,803       $11,975        $12,031                $12,291
7/31/2005        $15,107       $12,420        $11,922                $12,537
8/31/2005        $15,053       $12,307        $12,075                $12,568
9/30/2005        $14,996       $12,407        $11,950                $12,623
10/31/2005       $14,516       $12,200        $11,856                $12,420
11/30/2005       $14,459       $12,661        $11,908                $12,680
12/31/2005       $14,675       $12,666        $12,021                $12,798
1/31/2006        $15,111       $13,001        $12,022                $13,116
2/28/2006        $15,236       $13,036        $12,062                $13,123
3/31/2006        $15,300       $13,199        $11,944                $13,232
4/30/2006        $15,488       $13,376        $11,922                $13,375
5/31/2006        $15,427       $12,991        $11,909                $13,099
6/30/2006        $15,555       $13,009        $11,935                $13,106
7/31/2006        $15,936       $13,089        $12,096                $13,186
8/31/2006        $16,191       $13,400        $12,281                $13,410
9/30/2006        $16,320       $13,746        $12,389                $13,588
10/31/2006       $16,706       $14,193        $12,471                $13,886
11/30/2006       $17,157       $14,463        $12,615                $14,136
12/31/2006       $17,346       $14,666        $12,542                $14,242
1/31/2007        $17,479       $14,888        $12,537                $14,385
2/28/2007        $17,677       $14,597        $12,730                $14,357
3/31/2007        $17,875       $14,760        $12,731                $14,474
4/30/2007        $18,408       $15,414        $12,800                $14,823
5/31/2007        $18,675       $15,952        $12,703                $15,084
6/30/2007        $18,273       $15,687        $12,665                $14,929
7/31/2007        $17,803       $15,200        $12,771                $14,675
8/31/2007        $17,938       $15,428        $12,927                $14,791
9/30/2007        $18,479       $16,005        $13,025                $15,199
10/31/2007       $18,616       $16,260        $13,142                $15,460
11/30/2007       $18,140       $15,580        $13,379                $15,099
12/31/2007       $18,114       $15,472        $13,416                $15,034
1/31/2008        $17,691       $14,544        $13,641                $14,566
2/29/2008        $17,270       $14,072        $13,660                $14,368
3/31/2008        $17,062       $14,011        $13,707                $14,252
4/30/2008        $17,995       $14,693        $13,678                $14,665
5/31/2008        $18,071       $14,883        $13,578                $14,793
6/30/2008        $17,070       $13,629        $13,567                $14,087
7/31/2008        $16,714       $13,514        $13,556                $13,904
8/31/2008        $16,720       $13,710        $13,685                $13,929
9/30/2008        $14,389       $12,488        $13,501                $12,948
10/31/2008       $12,633       $10,391        $13,182                $11,375
11/30/2008       $11,679       $ 9,645        $13,612                $10,834
12/31/2008       $12,451       $ 9,748        $14,119                $11,192
1/31/2009        $12,235       $ 8,926        $13,995                $10,732
2/28/2009        $11,182       $ 7,976        $13,942                $10,103
3/31/2009        $11,807       $ 8,674        $14,136                $10,603
4/30/2009        $12,822       $ 9,505        $14,203                $11,311
5/31/2009        $13,610       $10,036        $14,306                $11,872
6/30/2009        $14,013       $10,056        $14,388                $11,919
7/31/2009        $14,969       $10,817        $14,620                $12,572
8/31/2009        $15,218       $11,207        $14,771                $12,883
9/30/2009        $15,786       $15,786        $15,786                $15,786


                               Annual Report | 33

AVERAGE ANNUAL TOTAL RETURN

CLASS B1                    9/30/09
--------                    -------
1-Year                       +6.03%
5-Year                       +2.95%
10-Year                      +6.57%

CLASS B1 (10/1/99-9/30/09)

                              (PERFORMANCE GRAPH)

                                         BARCLAYS CAPITAL   LIPPER MIXED-ASSET TARGET
             FRANKLIN INCOME   S&P 500    U.S. AGGREGATE    ALLOCATION MODERATE FUNDS
DATE         FUND - CLASS B1    INDEX          INDEX          CLASSIFICATION AVERAGE
----         ---------------   -------   ----------------   -------------------------
10/1/1999        $10,000       $10,000        $10,000                $10,000
10/31/1999       $ 9,974       $10,633        $10,037                $10,254
11/30/1999       $ 9,811       $10,849        $10,036                $10,385
12/31/1999       $ 9,849       $11,488        $ 9,988                $10,722
1/31/2000        $ 9,915       $10,911        $ 9,955                $10,462
2/29/2000        $ 9,748       $10,704        $10,076                $10,503
3/31/2000        $ 9,907       $11,751        $10,208                $10,998
4/30/2000        $10,255       $11,398        $10,179                $10,801
5/31/2000        $10,416       $11,164        $10,174                $10,706
6/30/2000        $10,482       $11,439        $10,386                $10,889
7/31/2000        $10,597       $11,260        $10,480                $10,838
8/31/2000        $11,194       $11,960        $10,632                $11,294
9/30/2000        $11,408       $11,328        $10,699                $11,076
10/31/2000       $11,232       $11,281        $10,770                $11,023
11/30/2000       $11,203       $10,391        $10,946                $10,616
12/31/2000       $11,815       $10,442        $11,149                $10,903
1/31/2001        $11,787       $10,812        $11,331                $11,099
2/28/2001        $12,009       $ 9,827        $11,430                $10,689
3/31/2001        $11,826       $ 9,204        $11,487                $10,346
4/30/2001        $12,051       $ 9,919        $11,440                $10,772
5/31/2001        $12,278       $ 9,986        $11,509                $10,835
6/30/2001        $11,988       $ 9,743        $11,552                $10,695
7/31/2001        $11,853       $ 9,647        $11,811                $10,668
8/31/2001        $11,980       $ 9,043        $11,946                $10,415
9/30/2001        $11,420       $ 8,313        $12,085                $ 9,892
10/31/2001       $11,496       $ 8,471        $12,338                $10,077
11/30/2001       $11,731       $ 9,121        $12,168                $10,411
12/31/2001       $11,836       $ 9,201        $12,090                $10,491
1/31/2002        $11,913       $ 9,067        $12,188                $10,406
2/28/2002        $11,990       $ 8,892        $12,307                $10,345
3/31/2002        $12,345       $ 9,226        $12,102                $10,565
4/30/2002        $12,412       $ 8,667        $12,337                $10,404
5/31/2002        $12,367       $ 8,603        $12,442                $10,384
6/30/2002        $11,590       $ 7,990        $12,549                $ 9,988
7/31/2002        $11,036       $ 7,367        $12,701                $ 9,509
8/31/2002        $11,389       $ 7,416        $12,915                $ 9,603
9/30/2002        $10,887       $ 6,610        $13,124                $ 9,082
10/31/2002       $10,957       $ 7,192        $13,064                $ 9,388
11/30/2002       $11,550       $ 7,615        $13,061                $ 9,716
12/31/2002       $11,650       $ 7,167        $13,331                $ 9,519
1/31/2003        $11,721       $ 6,980        $13,342                $ 9,390
2/28/2003        $11,557       $ 6,875        $13,527                $ 9,328
3/31/2003        $11,808       $ 6,942        $13,516                $ 9,368
4/30/2003        $12,540       $ 7,514        $13,628                $ 9,840
5/31/2003        $13,216       $ 7,909        $13,882                $10,260
6/30/2003        $13,471       $ 8,010        $13,854                $10,353
7/31/2003        $13,301       $ 8,152        $13,389                $10,349
8/31/2003        $13,499       $ 8,310        $13,478                $10,506
9/30/2003        $13,881       $ 8,222        $13,834                $10,566
10/31/2003       $14,264       $ 8,687        $13,705                $10,874
11/30/2003       $14,464       $ 8,764        $13,738                $10,983
12/31/2003       $15,182       $ 9,223        $13,878                $11,346
1/31/2004        $15,383       $ 9,393        $13,990                $11,493
2/29/2004        $15,460       $ 9,523        $14,141                $11,634
3/31/2004        $15,408       $ 9,380        $14,247                $11,612
4/30/2004        $15,163       $ 9,232        $13,876                $11,345
5/31/2004        $15,110       $ 9,359        $13,821                $11,386
6/30/2004        $15,318       $ 9,541        $13,899                $11,549
7/31/2004        $15,396       $ 9,225        $14,037                $11,358
8/31/2004        $15,738       $ 9,263        $14,304                $11,460
9/30/2004        $15,949       $ 9,363        $14,343                $11,594
10/31/2004       $16,161       $ 9,506        $14,463                $11,739
11/30/2004       $16,507       $ 9,891        $14,348                $12,042
12/31/2004       $16,943       $10,227        $14,480                $12,320
1/31/2005        $16,685       $ 9,978        $14,571                $12,168
2/28/2005        $17,034       $10,188        $14,485                $12,334
3/31/2005        $16,704       $10,007        $14,411                $12,165
4/30/2005        $16,440       $ 9,818        $14,606                $12,045
5/31/2005        $16,793       $10,130        $14,764                $12,281
6/30/2005        $17,287       $10,144        $14,844                $12,385
7/31/2005        $17,645       $10,522        $14,709                $12,633
8/31/2005        $17,586       $10,426        $14,898                $12,665
9/30/2005        $17,527       $10,510        $14,744                $12,720
10/31/2005       $16,973       $10,335        $14,628                $12,515
11/30/2005       $16,912       $10,726        $14,692                $12,777
12/31/2005       $17,169       $10,729        $14,832                $12,896
1/31/2006        $17,682       $11,014        $14,833                $13,217
2/28/2006        $17,834       $11,043        $14,882                $13,224
3/31/2006        $17,913       $11,181        $14,736                $13,333
4/30/2006        $18,138       $11,331        $14,709                $13,477
5/31/2006        $18,071       $11,005        $14,693                $13,200
6/30/2006        $18,225       $11,020        $14,725                $13,206
7/31/2006        $18,675       $11,088        $14,924                $13,287
8/31/2006        $18,979       $11,352        $15,152                $13,513
9/30/2006        $19,135       $11,644        $15,285                $13,692
10/31/2006       $19,665       $12,024        $15,386                $13,992
11/30/2006       $20,123       $12,252        $15,565                $14,244
12/31/2006       $20,351       $12,424        $15,474                $14,351
1/31/2007        $20,511       $12,612        $15,468                $14,496
2/28/2007        $20,749       $12,365        $15,707                $14,467
3/31/2007        $20,988       $12,504        $15,707                $14,586
4/30/2007        $21,616       $13,057        $15,792                $14,937
5/31/2007        $22,011       $13,513        $15,672                $15,200
6/30/2007        $21,470       $13,289        $15,626                $15,043
7/31/2007        $20,926       $12,877        $15,756                $14,788
8/31/2007        $21,171       $13,070        $15,949                $14,905
9/30/2007        $21,732       $13,558        $16,070                $15,316
10/31/2007       $21,906       $13,774        $16,215                $15,579
11/30/2007       $21,363       $13,198        $16,506                $15,215
12/31/2007       $21,350       $13,107        $16,553                $15,149
1/31/2008        $20,870       $12,321        $16,831                $14,678
2/29/2008        $20,390       $11,920        $16,854                $14,479
3/31/2008        $20,159       $11,869        $16,911                $14,361
4/30/2008        $21,272       $12,447        $16,876                $14,778
5/31/2008        $21,376       $12,608        $16,752                $14,906
6/30/2008        $20,209       $11,545        $16,739                $14,195
7/31/2008        $19,805       $11,448        $16,725                $14,011
8/31/2008        $19,742       $11,614        $16,884                $14,036
9/30/2008        $17,088       $10,579        $16,657                $13,048
10/31/2008       $15,026       $ 8,802        $16,264                $11,463
11/30/2008       $13,822       $ 8,171        $16,794                $10,917
12/31/2008       $14,834       $ 8,257        $17,420                $11,278
1/31/2009        $14,496       $ 7,561        $17,266                $10,815
2/28/2009        $13,346       $ 6,756        $17,201                $10,181
3/31/2009        $14,100       $ 7,348        $17,440                $10,685
4/30/2009        $15,224       $ 8,051        $17,524                $11,398
5/31/2009        $16,262       $ 8,502        $17,651                $11,963
6/30/2009        $16,750       $ 8,519        $17,751                $12,011
7/31/2009        $17,804       $ 9,163        $18,038                $12,669
8/31/2009        $18,203       $ 9,494        $18,224                $12,982
9/30/2009        $18,897       $ 9,848        $18,416                $13,399

AVERAGE ANNUAL TOTAL RETURN

CLASS C                     9/30/09
-------                     -------
1-Year                       +8.93%
5-Year                       +3.21%
10-Year                      +6.47%

CLASS C (10/1/99-9/30/09)

                              (PERFORMANCE GRAPH)

                                         BARCLAYS CAPITAL   LIPPER MIXED-ASSET TARGET
             FRANKLIN INCOME   S&P 500    U.S. AGGREGATE    ALLOCATION MODERATE FUNDS
DATE          FUND - CLASS C    INDEX          INDEX          CLASSIFICATION AVERAGE
----         ---------------   -------   ----------------   -------------------------
10/1/1999        $10,000       $10,000        $10,000                $10,000
10/31/1999       $10,018       $10,633        $10,037                $10,254
11/30/1999       $ 9,856       $10,849        $10,036                $10,385
12/31/1999       $ 9,893       $11,488        $ 9,988                $10,722
1/31/2000        $ 9,912       $10,911        $ 9,955                $10,462
2/29/2000        $ 9,791       $10,704        $10,076                $10,503
3/31/2000        $ 9,951       $11,751        $10,208                $10,998
4/30/2000        $10,299       $11,398        $10,179                $10,801
5/31/2000        $10,412       $11,164        $10,174                $10,706
6/30/2000        $10,479       $11,439        $10,386                $10,889
7/31/2000        $10,642       $11,260        $10,480                $10,838
8/31/2000        $11,240       $11,960        $10,632                $11,294
9/30/2000        $11,454       $11,328        $10,699                $11,076
10/31/2000       $11,278       $11,281        $10,770                $11,023
11/30/2000       $11,200       $10,391        $10,946                $10,616
12/31/2000       $11,860       $10,442        $11,149                $10,903
1/31/2001        $11,831       $10,812        $11,331                $11,099
2/28/2001        $12,054       $ 9,827        $11,430                $10,689
3/31/2001        $11,870       $ 9,204        $11,487                $10,346
4/30/2001        $12,096       $ 9,919        $11,440                $10,772
5/31/2001        $12,322       $ 9,986        $11,509                $10,835
6/30/2001        $12,033       $ 9,743        $11,552                $10,695
7/31/2001        $11,897       $ 9,647        $11,811                $10,668
8/31/2001        $12,024       $ 9,043        $11,946                $10,415
9/30/2001        $11,464       $ 8,313        $12,085                $ 9,892
10/31/2001       $11,538       $ 8,471        $12,338                $10,077
11/30/2001       $11,773       $ 9,121        $12,168                $10,411
12/31/2001       $11,877       $ 9,201        $12,090                $10,491
1/31/2002        $11,954       $ 9,067        $12,188                $10,406
2/28/2002        $12,031       $ 8,892        $12,307                $10,345
3/31/2002        $12,385       $ 9,226        $12,102                $10,565
4/30/2002        $12,452       $ 8,667        $12,337                $10,404
5/31/2002        $12,408       $ 8,603        $12,442                $10,384
6/30/2002        $11,633       $ 7,990        $12,549                $ 9,988
7/31/2002        $11,080       $ 7,367        $12,701                $ 9,509
8/31/2002        $11,433       $ 7,416        $12,915                $ 9,603
9/30/2002        $10,931       $ 6,610        $13,124                $ 9,082
10/31/2002       $11,001       $ 7,192        $13,064                $ 9,388
11/30/2002       $11,593       $ 7,615        $13,061                $ 9,716
12/31/2002       $11,695       $ 7,167        $13,331                $ 9,519
1/31/2003        $11,708       $ 6,980        $13,342                $ 9,390
2/28/2003        $11,603       $ 6,875        $13,527                $ 9,328
3/31/2003        $11,853       $ 6,942        $13,516                $ 9,368
4/30/2003        $12,585       $ 7,514        $13,628                $ 9,840
5/31/2003        $13,260       $ 7,909        $13,882                $10,260
6/30/2003        $13,515       $ 8,010        $13,854                $10,353
7/31/2003        $13,345       $ 8,152        $13,389                $10,349
8/31/2003        $13,542       $ 8,310        $13,478                $10,506
9/30/2003        $13,923       $ 8,222        $13,834                $10,566
10/31/2003       $14,306       $ 8,687        $13,705                $10,874
11/30/2003       $14,505       $ 8,764        $13,738                $10,983
12/31/2003       $15,222       $ 9,223        $13,878                $11,346
1/31/2004        $15,424       $ 9,393        $13,990                $11,493
2/29/2004        $15,501       $ 9,523        $14,141                $11,634
3/31/2004        $15,449       $ 9,380        $14,247                $11,612
4/30/2004        $15,269       $ 9,232        $13,876                $11,345
5/31/2004        $15,152       $ 9,359        $13,821                $11,386
6/30/2004        $15,425       $ 9,541        $13,899                $11,549
7/31/2004        $15,439       $ 9,225        $14,037                $11,358
8/31/2004        $15,780       $ 9,263        $14,304                $11,460
9/30/2004        $15,990       $ 9,363        $14,343                $11,594
10/31/2004       $16,202       $ 9,506        $14,463                $11,739
11/30/2004       $16,547       $ 9,891        $14,348                $12,042
12/31/2004       $16,982       $10,227        $14,480                $12,320
1/31/2005        $16,726       $ 9,978        $14,571                $12,168
2/28/2005        $17,074       $10,188        $14,485                $12,334
3/31/2005        $16,743       $10,007        $14,411                $12,165
4/30/2005        $16,480       $ 9,818        $14,606                $12,045
5/31/2005        $16,833       $10,130        $14,764                $12,281
6/30/2005        $17,395       $10,144        $14,844                $12,385
7/31/2005        $17,683       $10,522        $14,709                $12,633
8/31/2005        $17,624       $10,426        $14,898                $12,665
9/30/2005        $17,563       $10,510        $14,744                $12,720
10/31/2005       $17,010       $10,335        $14,628                $12,515
11/30/2005       $16,950       $10,726        $14,692                $12,777
12/31/2005       $17,206       $10,729        $14,832                $12,896
1/31/2006        $17,717       $11,014        $14,833                $13,217
2/28/2006        $17,868       $11,043        $14,882                $13,224
3/31/2006        $17,947       $11,181        $14,736                $13,333
4/30/2006        $18,173       $11,331        $14,709                $13,477
5/31/2006        $18,107       $11,005        $14,693                $13,200
6/30/2006        $18,260       $11,020        $14,725                $13,206
7/31/2006        $18,783       $11,088        $14,924                $13,287
8/31/2006        $19,086       $11,352        $15,152                $13,513
9/30/2006        $19,242       $11,644        $15,285                $13,692
10/31/2006       $19,696       $12,024        $15,386                $13,992
11/30/2006       $20,152       $12,252        $15,565                $14,244
12/31/2006       $20,455       $12,424        $15,474                $14,351
1/31/2007        $20,616       $12,612        $15,468                $14,496
2/28/2007        $20,854       $12,365        $15,707                $14,467
3/31/2007        $21,093       $12,504        $15,707                $14,586
4/30/2007        $21,641       $13,057        $15,792                $14,937
5/31/2007        $22,037       $13,513        $15,672                $15,200
6/30/2007        $21,574       $13,289        $15,626                $15,043
7/31/2007        $21,031       $12,877        $15,756                $14,788
8/31/2007        $21,194       $13,070        $15,949                $14,905
9/30/2007        $21,834       $13,558        $16,070                $15,316
10/31/2007       $21,999       $13,774        $16,215                $15,579
11/30/2007       $21,449       $13,198        $16,506                $15,215
12/31/2007       $21,345       $13,107        $16,553                $15,149
1/31/2008        $20,940       $12,321        $16,831                $14,678
2/29/2008        $20,453       $11,920        $16,854                $14,479
3/31/2008        $20,133       $11,869        $16,911                $14,361
4/30/2008        $21,314       $12,447        $16,876                $14,778
5/31/2008        $21,410       $12,608        $16,752                $14,906
6/30/2008        $20,242       $11,545        $16,739                $14,195
7/31/2008        $19,747       $11,448        $16,725                $14,011
8/31/2008        $19,760       $11,614        $16,884                $14,036
9/30/2008        $17,035       $10,579        $16,657                $13,048
10/31/2008       $14,982       $ 8,802        $16,264                $11,463
11/30/2008       $13,782       $ 8,171        $16,794                $10,917
12/31/2008       $14,777       $ 8,257        $17,420                $11,278
1/31/2009        $14,526       $ 7,561        $17,266                $10,815
2/28/2009        $13,293       $ 6,756        $17,201                $10,181
3/31/2009        $14,032       $ 7,348        $17,440                $10,685
4/30/2009        $15,227       $ 8,051        $17,524                $11,398
5/31/2009        $16,157       $ 8,502        $17,651                $11,963
6/30/2009        $16,632       $ 8,519        $17,751                $12,011
7/31/2009        $17,759       $ 9,163        $18,038                $12,669
8/31/2009        $18,055       $ 9,494        $18,224                $12,982
9/30/2009        $18,727       $ 9,848        $18,416                $13,399


                               34 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

CLASS R                     9/30/09
-------                     -------
1-Year                      +10.31%
5-Year                       +3.33%
Since Inception (1/1/02)     +6.13%

CLASS R (1/1/02-9/30/09)

                              (PERFORMANCE GRAPH)

                                         BARCLAYS CAPITAL   LIPPER MIXED-ASSET TARGET
             FRANKLIN INCOME   S&P 500    U.S. AGGREGATE    ALLOCATION MODERATE FUNDS
DATE          FUND - CLASS R    INDEX          INDEX          CLASSIFICATION AVERAGE
----         ---------------   -------   ----------------   -------------------------
1/1/2002         $10,000       $10,000        $10,000                $10,000
1/31/2002        $10,069       $ 9,854        $10,081                $ 9,919
2/28/2002        $10,136       $ 9,664        $10,179                $ 9,861
3/31/2002        $10,390       $10,027        $10,009                $10,071
4/30/2002        $10,448       $ 9,420        $10,204                $ 9,917
5/31/2002        $10,412       $ 9,350        $10,290                $ 9,899
6/30/2002        $ 9,709       $ 8,684        $10,379                $ 9,520
7/31/2002        $ 9,289       $ 8,007        $10,505                $ 9,064
8/31/2002        $ 9,590       $ 8,060        $10,682                $ 9,154
9/30/2002        $ 9,166       $ 7,184        $10,855                $ 8,657
10/31/2002       $ 9,178       $ 7,816        $10,806                $ 8,949
11/30/2002       $ 9,681       $ 8,276        $10,803                $ 9,262
12/31/2002       $ 9,817       $ 7,790        $11,026                $ 9,074
1/31/2003        $ 9,829       $ 7,586        $11,035                $ 8,951
2/28/2003        $ 9,741       $ 7,472        $11,188                $ 8,892
3/31/2003        $ 9,905       $ 7,545        $11,179                $ 8,930
4/30/2003        $10,577       $ 8,166        $11,272                $ 9,380
5/31/2003        $11,102       $ 8,596        $11,482                $ 9,780
6/30/2003        $11,319       $ 8,706        $11,459                $ 9,868
7/31/2003        $11,227       $ 8,859        $11,074                $ 9,865
8/31/2003        $11,344       $ 9,032        $11,147                $10,014
9/30/2003        $11,670       $ 8,936        $11,442                $10,072
10/31/2003       $11,997       $ 9,442        $11,336                $10,366
11/30/2003       $12,168       $ 9,525        $11,363                $10,469
12/31/2003       $12,779       $10,024        $11,478                $10,816
1/31/2004        $12,953       $10,208        $11,571                $10,955
2/29/2004        $12,966       $10,350        $11,696                $11,090
3/31/2004        $12,978       $10,194        $11,784                $11,069
4/30/2004        $12,772       $10,034        $11,477                $10,814
5/31/2004        $12,730       $10,172        $11,431                $10,853
6/30/2004        $12,908       $10,370        $11,496                $11,009
7/31/2004        $12,977       $10,026        $11,610                $10,827
8/31/2004        $13,268       $10,067        $11,831                $10,924
9/30/2004        $13,449       $10,176        $11,863                $11,052
10/31/2004       $13,631       $10,332        $11,963                $11,190
11/30/2004       $13,927       $10,750        $11,867                $11,479
12/31/2004       $14,299       $11,115        $11,976                $11,744
1/31/2005        $14,026       $10,844        $12,052                $11,599
2/28/2005        $14,383       $11,073        $11,981                $11,757
3/31/2005        $14,102       $10,877        $11,919                $11,596
4/30/2005        $13,879       $10,670        $12,080                $11,482
5/31/2005        $14,182       $11,010        $12,211                $11,707
6/30/2005        $14,605       $11,025        $12,278                $11,806
7/31/2005        $14,912       $11,435        $12,166                $12,042
8/31/2005        $14,864       $11,331        $12,322                $12,072
9/30/2005        $14,814       $11,423        $12,195                $12,125
10/31/2005       $14,344       $11,232        $12,098                $11,930
11/30/2005       $14,295       $11,657        $12,152                $12,180
12/31/2005       $14,516       $11,661        $12,267                $12,293
1/31/2006        $14,955       $11,970        $12,268                $12,599
2/28/2006        $15,087       $12,003        $12,309                $12,605
3/31/2006        $15,156       $12,152        $12,188                $12,710
4/30/2006        $15,350       $12,315        $12,166                $12,847
5/31/2006        $15,233       $11,961        $12,153                $12,582
6/30/2006        $15,366       $11,977        $12,179                $12,589
7/31/2006        $15,815       $12,051        $12,343                $12,666
8/31/2006        $16,077       $12,338        $12,532                $12,881
9/30/2006        $16,212       $12,655        $12,642                $13,052
10/31/2006       $16,603       $13,068        $12,726                $13,338
11/30/2006       $16,997       $13,316        $12,874                $13,578
12/31/2006       $17,192       $13,503        $12,799                $13,680
1/31/2007        $17,397       $13,707        $12,794                $13,818
2/28/2007        $17,536       $13,439        $12,991                $13,790
3/31/2007        $17,810       $13,590        $12,991                $13,904
4/30/2007        $18,284       $14,192        $13,061                $14,239
5/31/2007        $18,626       $14,687        $12,962                $14,489
6/30/2007        $18,232       $14,443        $12,924                $14,340
7/31/2007        $17,702       $13,995        $13,032                $14,096
8/31/2007        $17,912       $14,205        $13,192                $14,208
9/30/2007        $18,395       $14,736        $13,292                $14,600
10/31/2007       $18,607       $14,970        $13,411                $14,851
11/30/2007       $18,138       $14,345        $13,652                $14,503
12/31/2007       $18,051       $14,245        $13,691                $14,441
1/31/2008        $17,705       $13,391        $13,921                $13,992
2/29/2008        $17,219       $12,956        $13,940                $13,802
3/31/2008        $17,017       $12,900        $13,987                $13,690
4/30/2008        $17,963       $13,528        $13,958                $14,087
5/31/2008        $18,048       $13,703        $13,856                $14,209
6/30/2008        $17,046       $12,548        $13,845                $13,532
7/31/2008        $16,694       $12,442        $13,833                $13,356
8/31/2008        $16,708       $12,622        $13,965                $13,380
9/30/2008        $14,365       $11,498        $13,777                $12,438
10/31/2008       $12,674       $ 9,567        $13,452                $10,927
11/30/2008       $11,643       $ 8,880        $13,890                $10,406
12/31/2008       $12,503       $ 8,975        $14,408                $10,751
1/31/2009        $12,288       $ 8,218        $14,281                $10,309
2/28/2009        $11,228       $ 7,343        $14,227                $ 9,705
3/31/2009        $11,866       $ 7,986        $14,425                $10,185
4/30/2009        $12,897       $ 8,751        $14,494                $10,865
5/31/2009        $13,700       $ 9,240        $14,599                $11,404
6/30/2009        $14,113       $ 9,259        $14,682                $11,449
7/31/2009        $15,008       $ 9,959        $14,919                $12,077
8/31/2009        $15,345       $10,318        $15,073                $12,375
9/30/2009        $15,846       $10,703        $15,232                $12,772

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS               9/30/09
-------------               -------
1-Year                      +10.79%
5-Year                       +3.93%
10-Year                      +7.19%

ADVISOR CLASS (10/1/99-9/30/09)

                              (PERFORMANCE GRAPH)

             FRANKLIN INCOME             BARCLAYS CAPITAL   LIPPER MIXED-ASSET TARGET
                  FUND -       S&P 500    U.S. AGGREGATE    ALLOCATION MODERATE FUNDS
DATE          ADVISOR CLASS     INDEX          INDEX          CLASSIFICATION AVERAGE
----         ---------------   -------   ----------------   -------------------------
10/1/1999        $10,000       $10,000        $10,000                $10,000
10/31/1999       $10,024       $10,633        $10,037                $10,254
11/30/1999       $ 9,866       $10,849        $10,036                $10,385
12/31/1999       $ 9,909       $11,488        $ 9,988                $10,722
1/31/2000        $ 9,935       $10,911        $ 9,955                $10,462
2/29/2000        $ 9,819       $10,704        $10,076                $10,503
3/31/2000        $ 9,985       $11,751        $10,208                $10,998
4/30/2000        $10,294       $11,398        $10,179                $10,801
5/31/2000        $10,462       $11,164        $10,174                $10,706
6/30/2000        $10,535       $11,439        $10,386                $10,889
7/31/2000        $10,657       $11,260        $10,480                $10,838
8/31/2000        $11,267       $11,960        $10,632                $11,294
9/30/2000        $11,490       $11,328        $10,699                $11,076
10/31/2000       $11,318       $11,281        $10,770                $11,023
11/30/2000       $11,294       $10,391        $10,946                $10,616
12/31/2000       $11,920       $10,442        $11,149                $10,903
1/31/2001        $11,948       $10,812        $11,331                $11,099
2/28/2001        $12,181       $ 9,827        $11,430                $10,689
3/31/2001        $11,950       $ 9,204        $11,487                $10,346
4/30/2001        $12,238       $ 9,919        $11,440                $10,772
5/31/2001        $12,423       $ 9,986        $11,509                $10,835
6/30/2001        $12,135       $ 9,743        $11,552                $10,695
7/31/2001        $12,003       $ 9,647        $11,811                $10,668
8/31/2001        $12,138       $ 9,043        $11,946                $10,415
9/30/2001        $11,628       $ 8,313        $12,085                $ 9,892
10/31/2001       $11,657       $ 8,471        $12,338                $10,077
11/30/2001       $11,904       $ 9,121        $12,168                $10,411
12/31/2001       $12,016       $ 9,201        $12,090                $10,491
1/31/2002        $12,156       $ 9,067        $12,188                $10,406
2/28/2002        $12,242       $ 8,892        $12,307                $10,345
3/31/2002        $12,554       $ 9,226        $12,102                $10,565
4/30/2002        $12,687       $ 8,667        $12,337                $10,404
5/31/2002        $12,649       $ 8,603        $12,442                $10,384
6/30/2002        $11,805       $ 7,990        $12,549                $ 9,988
7/31/2002        $11,302       $ 7,367        $12,701                $ 9,509
8/31/2002        $11,613       $ 7,416        $12,915                $ 9,603
9/30/2002        $11,104       $ 6,610        $13,124                $ 9,082
10/31/2002       $11,182       $ 7,192        $13,064                $ 9,388
11/30/2002       $11,796       $ 7,615        $13,061                $ 9,716
12/31/2002       $11,905       $ 7,167        $13,331                $ 9,519
1/31/2003        $11,984       $ 6,980        $13,342                $ 9,390
2/28/2003        $11,882       $ 6,875        $13,527                $ 9,328
3/31/2003        $12,086       $ 6,942        $13,516                $ 9,368
4/30/2003        $12,846       $ 7,514        $13,628                $ 9,840
5/31/2003        $13,550       $ 7,909        $13,882                $10,260
6/30/2003        $13,820       $ 8,010        $13,854                $10,353
7/31/2003        $13,652       $ 8,152        $13,389                $10,349
8/31/2003        $13,863       $ 8,310        $13,478                $10,506
9/30/2003        $14,265       $ 8,222        $13,834                $10,566
10/31/2003       $14,670       $ 8,687        $13,705                $10,874
11/30/2003       $14,884       $ 8,764        $13,738                $10,983
12/31/2003       $15,634       $ 9,223        $13,878                $11,346
1/31/2004        $15,851       $ 9,393        $13,990                $11,493
2/29/2004        $15,939       $ 9,523        $14,141                $11,634
3/31/2004        $15,894       $ 9,380        $14,247                $11,612
4/30/2004        $15,650       $ 9,232        $13,876                $11,345
5/31/2004        $15,605       $ 9,359        $13,821                $11,386
6/30/2004        $15,829       $ 9,541        $13,899                $11,549
7/31/2004        $15,919       $ 9,225        $14,037                $11,358
8/31/2004        $16,282       $ 9,263        $14,304                $11,460
9/30/2004        $16,510       $ 9,363        $14,343                $11,594
10/31/2004       $16,739       $ 9,506        $14,463                $11,739
11/30/2004       $17,109       $ 9,891        $14,348                $12,042
12/31/2004       $17,572       $10,227        $14,480                $12,320
1/31/2005        $17,244       $ 9,978        $14,571                $12,168
2/28/2005        $17,688       $10,188        $14,485                $12,334
3/31/2005        $17,352       $10,007        $14,411                $12,165
4/30/2005        $17,086       $ 9,818        $14,606                $12,045
5/31/2005        $17,466       $10,130        $14,764                $12,281
6/30/2005        $17,991       $10,144        $14,844                $12,385
7/31/2005        $18,374       $10,522        $14,709                $12,633
8/31/2005        $18,322       $10,426        $14,898                $12,665
9/30/2005        $18,269       $10,510        $14,744                $12,720
10/31/2005       $17,700       $10,335        $14,628                $12,515
11/30/2005       $17,647       $10,726        $14,692                $12,777
12/31/2005       $17,926       $10,729        $14,832                $12,896
1/31/2006        $18,473       $11,014        $14,833                $13,217
2/28/2006        $18,642       $11,043        $14,882                $13,224
3/31/2006        $18,736       $11,181        $14,736                $13,333
4/30/2006        $18,983       $11,331        $14,709                $13,477
5/31/2006        $18,847       $11,005        $14,693                $13,200
6/30/2006        $19,019       $11,020        $14,725                $13,206
7/31/2006        $19,580       $11,088        $14,924                $13,287
8/31/2006        $19,910       $11,352        $15,152                $13,513
9/30/2006        $20,085       $11,644        $15,285                $13,692
10/31/2006       $20,576       $12,024        $15,386                $13,992
11/30/2006       $21,149       $12,252        $15,565                $14,244
12/31/2006       $21,401       $12,424        $15,474                $14,351
1/31/2007        $21,582       $12,612        $15,468                $14,496
2/28/2007        $21,844       $12,365        $15,707                $14,467
3/31/2007        $22,109       $12,504        $15,707                $14,586
4/30/2007        $22,703       $13,057        $15,792                $14,937
5/31/2007        $23,135       $13,513        $15,672                $15,200
6/30/2007        $22,656       $13,289        $15,626                $15,043
7/31/2007        $22,091       $12,877        $15,756                $14,788
8/31/2007        $22,278       $13,070        $15,949                $14,905
9/30/2007        $22,970       $13,558        $16,070                $15,316
10/31/2007       $23,159       $13,774        $16,215                $15,579
11/30/2007       $22,587       $13,198        $16,506                $15,215
12/31/2007       $22,488       $13,107        $16,553                $15,149
1/31/2008        $22,069       $12,321        $16,831                $14,678
2/29/2008        $21,563       $11,920        $16,854                $14,479
3/31/2008        $21,233       $11,869        $16,911                $14,361
4/30/2008        $22,506       $12,447        $16,876                $14,778
5/31/2008        $22,620       $12,608        $16,752                $14,906
6/30/2008        $21,383       $11,545        $16,739                $14,195
7/31/2008        $20,864       $11,448        $16,725                $14,011
8/31/2008        $20,890       $11,614        $16,884                $14,036
9/30/2008        $18,071       $10,579        $16,657                $13,048
10/31/2008       $15,880       $ 8,802        $16,264                $11,463
11/30/2008       $14,603       $ 8,171        $16,794                $10,917
12/31/2008       $15,682       $ 8,257        $17,420                $11,278
1/31/2009        $15,420       $ 7,561        $17,266                $10,815
2/28/2009        $14,104       $ 6,756        $17,201                $10,181
3/31/2009        $14,907       $ 7,348        $17,440                $10,685
4/30/2009        $16,202       $ 8,051        $17,524                $11,398
5/31/2009        $17,212       $ 8,502        $17,651                $11,963
6/30/2009        $17,733       $ 8,519        $17,751                $12,011
7/31/2009        $18,858       $ 9,163        $18,038                $12,669
8/31/2009        $19,285       $ 9,494        $18,224                $12,982
9/30/2009        $20,021       $ 9,848        $18,416                $13,399


                               Annual Report | 35

ENDNOTES

THE FUND'S PORTFOLIO INCLUDES A SUBSTANTIAL PORTION OF HIGHER YIELDING, LOWER RATED CORPORATE BONDS BECAUSE OF THE RELATIVELY HIGHER YIELDS THEY OFFER. THESE SECURITIES CARRY A GREATER DEGREE OF CREDIT RISK RELATIVE TO INVESTMENT-GRADE SECURITIES. THE FUND'S SHARE PRICE AND YIELD WILL BE AFFECTED BY INTEREST RATE MOVEMENTS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. WHILE STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM AS A RESULT OF FACTORS AFFECTING INDIVIDUAL COMPANIES, INDUSTRIES OR THE SECURITIES MARKET AS A WHOLE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B:            These shares have higher annual fees and expenses than Class
                    A shares.

CLASS B1
(formerly Class B): These shares have higher annual fees and expenses than Class
                    A shares. Effective 11/1/01, closed to new investors.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:      Shares are available to certain eligible investors as
                    described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) Distribution rate is based on an annualization of the respective class's
     September dividend and the maximum offering price (NAV for Classes B, B1, C, R and Advisor) per share on 9/30/09.

(5.) The 30-day standardized yield for the 30 days ended 9/30/09 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate (which reflects the Fund's past dividends paid to shareholders) or the income reported in the Fund's financial statements.

(6.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(7.) Sources: (C) 2009 Morningstar; Lipper Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody's, Standard & Poor's or Fitch, respectively. The Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Mixed-Asset Target Allocation Moderate Funds classification in the Lipper Open-End underlying funds universe. Lipper Mixed-Asset Target Allocation Moderate Funds are defined as funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents. For the 12-month period ended 9/30/09, there were 505 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. The Fund's performance relative to the average may have differed if these or other factors had been considered.


                               36 | Annual Report

Your Fund's Expenses

FRANKLIN INCOME FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 37

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 4/1/09      VALUE 9/30/09   PERIOD* 4/1/09-9/30/09
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                           $1,000           $1,339.90              $3.93
Hypothetical (5% return before expenses)         $1,000           $1,021.71              $3.40
CLASS B
Actual                                           $1,000           $1,336.90              $8.90
Hypothetical (5% return before expenses)         $1,000           $1,017.45              $7.69
CLASS B1
Actual                                           $1,000           $1,337.10              $6.80
Hypothetical (5% return before expenses)         $1,000           $1,019.25              $5.87
CLASS C
Actual                                           $1,000           $1,334.60              $6.85
Hypothetical (5% return before expenses)         $1,000           $1,019.20              $5.92
CLASS R
Actual                                           $1,000           $1,335.40              $5.97
Hypothetical (5% return before expenses)         $1,000           $1,019.95              $5.16
ADVISOR CLASS
Actual                                           $1,000           $1,343.10              $3.05
Hypothetical (5% return before expenses)         $1,000           $1,022.46              $2.64

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.67%; B: 1.52%; B1; 1.16%; C: 1.17%; R:
     1.02%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                               38 | Annual Report

Franklin U.S. Government Securities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin U.S. Government Securities Fund seeks income by investing at least 80% of its net assets in U.S. government securities. The Fund presently invests substantially all of its assets in Government National Mortgage Association obligations (Ginnie Maes).

Since 1983, the Fund has invested substantially in Ginnie Mae securities, which carry a guarantee backed by the full faith and credit of the U.S. government as to the timely payment of interest and principal.(1) Issued by the Government National Mortgage Association (GNMA), Ginnie Maes have been among the highest yielding U.S. government obligations available.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PORTFOLIO BREAKDOWN

Franklin U.S. Government Securities Fund
Based on Total Net Assets as of
9/30/09

                                  (PIE CHART)

GNMA                       92.6%
Short-Term Investments &
   Other Net Assets         7.4%

This annual report for Franklin U.S. Government Securities Fund covers the fiscal year ended September 30, 2009.

PERFORMANCE OVERVIEW

Franklin U.S. Government Securities Fund - Class A posted a cumulative total return of +8.50% for the 12 months under review. The Fund under-performed the +9.87% total return of its peers as measured by the Lipper GNMA Funds Classification Average.(2) In comparison, the Barclays Capital (BC) U.S.
Government: Intermediate Index returned +6.26% for the same

(1.) Securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund's yield and share price are not guaranteed and will vary with market conditions.

(2.) Source: Lipper Inc. The Lipper GNMA Funds Classification Average is calculated by averaging the total return for all funds within the Lipper GNMA Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper GNMA Funds are defined as funds that invest primarily in GNMA securities. For the 12-month period ended 9/30/09, there were 64 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. The Fund's performance relative to the average may have differed if these or other factors had been considered. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 102.


                               Annual Report | 39

DIVIDEND DISTRIBUTIONS*

Franklin U.S. Government Securities Fund
10/1/08-9/30/09

                                    DIVIDEND PER SHARE
            -------------------------------------------------------------------
                                                                      ADVISOR
MONTH         CLASS A       CLASS B       CLASS C       CLASS R        CLASS
-----       -----------   -----------   -----------   -----------   -----------
October      2.55 cents    2.29 cents    2.29 cents    2.37 cents    2.62 cents
November     2.55 cents    2.29 cents    2.29 cents    2.37 cents    2.62 cents
December     2.55 cents    2.27 cents    2.28 cents    2.36 cents    2.64 cents
January      2.55 cents    2.27 cents    2.28 cents    2.36 cents    2.64 cents
February     2.55 cents    2.27 cents    2.28 cents    2.36 cents    2.64 cents
March        2.55 cents    2.26 cents    2.27 cents    2.35 cents    2.62 cents
April        2.39 cents    2.10 cents    2.11 cents    2.19 cents    2.46 cents
May          2.39 cents    2.10 cents    2.11 cents    2.19 cents    2.46 cents
June         2.39 cents    2.11 cents    2.12 cents    2.19 cents    2.46 cents
July         2.39 cents    2.11 cents    2.12 cents    2.19 cents    2.46 cents
August       2.39 cents    2.11 cents    2.12 cents    2.19 cents    2.46 cents
September    2.39 cents    2.10 cents    2.13 cents    2.20 cents    2.47 cents
            -----------   -----------   -----------   -----------   -----------
TOTAL       29.64 CENTS   26.28 CENTS   26.40 CENTS   27.32 CENTS   30.55 CENTS

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

period.(3) The Fund's return reflects the effect of management fees and expenses, while the BC U.S. Government: Intermediate Index does not have such costs. You can find the Fund's long-term performance data in the Performance Summary beginning on page 43.

INVESTMENT STRATEGY

We currently invest the Fund's assets predominantly in GNMA (Ginnie Mae) obligations. We analyze securities using proprietary models to help us identify attractive investment opportunities. The Fund's short-term investments may include short-term government securities and cash or cash equivalents.

(3.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The BC U.S. Government: Intermediate Index is the intermediate component of the BC U.S. Government Index. The index includes public obligations of the U.S. Treasury with at least one year to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government. The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.


                               40 | Annual Report

MANAGER'S DISCUSSION

During the first half of the 12-month reporting period, economic conditions continued to deteriorate, but the second half ended on a more favorable and optimistic tone as certain economic data indicated the recession was ending. In the ongoing effort to stabilize financial markets and restore confidence to investors, the U.S. Treasury and the Federal Reserve Board (Fed) announced several new initiatives aimed at increasing credit availability and reducing mortgage rates. Many observers, however, faced with the prospects of a lengthy housing market rebound, ongoing deleveraging and rising unemployment, harbored concerns about the strength of the economy.

Ginnie Mae (GNMA) mortgage-backed securities (MBS) remained relatively attractive in this environment as the GNMA current coupon yielded 4.25% at period-end, an income opportunity over both 5- and 10-year Treasuries, which yielded 2.31% and 3.31%.

The MBS market's positive performance began with the announcement of the Fed's Agency Mortgage-Backed Securities Purchase Program in late 2008 and continued during the reporting period. Although this program boosted agency MBS markets, investors started to focus on how the program will end, which created less favorable technical conditions. Prepayment risk for higher coupon MBS remained restrained due to declining home price appreciation, loss of home equity and tighter underwriting standards.

During the period, GNMA MBS outperformed comparable high credit-quality U.S. Treasuries, but lagged their conventional Fannie Mae and Freddie Mac MBS counterparts. Within the sector, lower coupon GNMAs (4.5% and 5.0%) outperformed their higher coupon (6.0% and 6.5%) counterparts.

Franklin U.S. Government Securities Fund takes a consistent and disciplined approach and invests in GNMA mortgage pass-throughs, which remained the only MBS backed by the full faith and credit of the U.S. government.(1) The Fund took a collateral intensive research approach to uncover opportunities across the GNMA universe. We believe our experience and continual investment in new technologies can help us identify specified pools and individual securities that offer strong cash flow fundamentals and valuations. Over the period, performance was mixed between GNMA I securities (comprising single-issuer pools) and the GNMA II sector (comprising multiple-issuer pools). We decreased the Fund's allocation to GNMA II securities, as we felt GNMA Is offered better value on a historical price spread basis. We increased the portfolio's allocation to some higher coupon MBS (5.0% through 6.5%) and reduced some lower coupon MBS (4.5%). Our heaviest allocation was in coupons within the 5.0% through 6.0% range.


                               Annual Report | 41

Thank you for your continued participation in Franklin U.S. Government Securities Fund. We welcome your comments and questions and look forward to serving your investment needs in the years ahead.

(PHOTO OF ROGER A. BAYSTON)


/s/ Roger A. Bayston
Roger A. Bayston, CFA


(PHOTO OF JACK LEMEIN)


/s/ Jack Lemein
Jack Lemein


(PHOTO OF PAUL VARUNOK)


/s/ Paul Varunok
Paul Varunok

Portfolio Management Team
Franklin U.S. Government Securities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                               42 | Annual Report

Performance Summary as of 9/30/09

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FKUSX)                        CHANGE   9/30/09   9/30/08
-----------------------                        ------   -------   -------
Net Asset Value (NAV)                          +$0.24    $6.69     $6.45
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                      $0.2964

CLASS B (SYMBOL: FUGBX)                        CHANGE   9/30/09   9/30/08
-----------------------                        ------   -------   -------
Net Asset Value (NAV)                          +$0.24    $6.68     $6.44
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                      $0.2628

CLASS C (SYMBOL: FRUGX)                        CHANGE   9/30/09   9/30/08
-----------------------                        ------   -------   -------
Net Asset Value (NAV)                          +$0.24    $6.66     $6.42
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                      $0.2640

CLASS R (SYMBOL: FUSRX)                        CHANGE   9/30/09   9/30/08
-----------------------                        ------   -------   -------
Net Asset Value (NAV)                          +$0.24    $6.69     $6.45
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                      $0.2732

ADVISOR CLASS (SYMBOL: FUSAX)                  CHANGE   9/30/09   9/30/08
-----------------------------                  ------   -------   -------
Net Asset Value (NAV)                          +$0.24    $6.71     $6.47
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                      $0.3055


                               Annual Report | 43

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                        1-YEAR   5-YEAR   10-YEAR
-------                                        ------   ------   -------
Cumulative Total Return(1)                     +8.50%   +27.76%  +73.19%
Average Annual Total Return(2)                 +3.83%    +4.10%   +5.19%
   Distribution Rate(3)                 4.10%
   30-Day Standardized Yield(4)         3.70%
   Total Annual Operating Expenses(5)   0.74%

CLASS B                                        1-YEAR   5-YEAR   10-YEAR
-------                                        ------   ------   -------
Cumulative Total Return(1)                     +7.79%   +24.51%  +65.94%
Average Annual Total Return(2)                 +3.79%    +4.14%   +5.19%
   Distribution Rate(3)                 3.77%
   30-Day Standardized Yield(4)         3.35%
   Total Annual Operating Expenses(5)   1.26%

CLASS C                                        1-YEAR   5-YEAR   10-YEAR
-------                                        ------   ------   -------
Cumulative Total Return(1)                     +8.01%   +24.65%  +64.50%
Average Annual Total Return(2)                 +7.01%    +4.50%   +5.10%
   Distribution Rate(3)                 3.84%
   30-Day Standardized Yield(4)         3.34%
   Total Annual Operating Expenses(5)   1.26%

                                                                 INCEPTION
CLASS R                                        1-YEAR   5-YEAR    (1/1/02)
-------                                        ------   ------   ---------
Cumulative Total Return(1)                     +8.12%   +25.44%   +41.57%
Average Annual Total Return(2)                 +8.12%    +4.64%    +4.59%
   Distribution Rate(3)                 3.95%
   30-Day Standardized Yield(4)         3.50%
   Total Annual Operating Expenses(5)   1.11%

ADVISOR CLASS                                  1-YEAR   5-YEAR   10-YEAR
-------------                                  ------   ------   -------
Cumulative Total Return(1)                     +8.63%   +28.70%  +75.42%
Average Annual Total Return(2)                 +8.63%    +5.18%   +5.78%
   Distribution Rate(3)                 4.42%
   30-Day Standardized Yield(4)         4.00%
   Total Annual Operating Expenses(5)   0.61%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.


                               44 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                     9/30/09
-------                     -------
1-Year                       +3.83%
5-Year                       +4.10%
10-Year                      +5.19%

CLASS A (10/1/99-9/30/09)

                              (PERFORMANCE GRAPH)

                  FRANKLIN U.S.                               BARCLAYS CAPITAL
             GOVERNMENT SECURITIES      LIPPER GNMA FUNDS     U.S INTERMEDIATE
DATE             FUND - CLASS A      CLASSIFICATION AVERAGE   GOVERNMENT INDEX     CPI
----         ---------------------   ----------------------   ----------------   -------
10/1/1999           $ 9,580                  $10,000               $10,000       $10,000
10/31/1999          $ 9,631                  $10,034               $10,020       $10,018
11/30/1999          $ 9,639                  $10,041               $10,027       $10,024
12/31/1999          $ 9,602                  $ 9,994               $ 9,995       $10,024
1/31/2000           $ 9,521                  $ 9,917               $ 9,962       $10,054
2/29/2000           $ 9,632                  $10,031               $10,044       $10,113
3/31/2000           $ 9,774                  $10,182               $10,159       $10,197
4/30/2000           $ 9,751                  $10,165               $10,155       $10,203
5/31/2000           $ 9,791                  $10,202               $10,182       $10,214
6/30/2000           $ 9,951                  $10,379               $10,344       $10,268
7/31/2000           $10,006                  $10,425               $10,412       $10,292
8/31/2000           $10,155                  $10,573               $10,529       $10,292
9/30/2000           $10,242                  $10,665               $10,621       $10,345
10/31/2000          $10,314                  $10,730               $10,694       $10,363
11/30/2000          $10,464                  $10,887               $10,851       $10,369
12/31/2000          $10,616                  $11,046               $11,042       $10,363
1/31/2001           $10,768                  $11,217               $11,189       $10,429
2/28/2001           $10,826                  $11,286               $11,292       $10,471
3/31/2001           $10,884                  $11,352               $11,374       $10,494
4/30/2001           $10,895                  $11,334               $11,338       $10,536
5/31/2001           $10,970                  $11,406               $11,385       $10,584
6/30/2001           $10,996                  $11,443               $11,421       $10,602
7/31/2001           $11,202                  $11,669               $11,634       $10,572
8/31/2001           $11,279                  $11,757               $11,738       $10,572
9/30/2001           $11,422                  $11,925               $11,988       $10,619
10/31/2001          $11,579                  $12,089               $12,175       $10,584
11/30/2001          $11,472                  $11,962               $12,030       $10,566
12/31/2001          $11,430                  $11,898               $11,972       $10,524
1/31/2002           $11,521                  $12,014               $12,023       $10,548
2/28/2002           $11,662                  $12,143               $12,123       $10,590
3/31/2002           $11,516                  $11,991               $11,940       $10,649
4/30/2002           $11,728                  $12,217               $12,164       $10,709
5/31/2002           $11,803                  $12,297               $12,248       $10,709
6/30/2002           $11,895                  $12,399               $12,402       $10,715
7/31/2002           $12,023                  $12,546               $12,635       $10,727
8/31/2002           $12,134                  $12,651               $12,780       $10,762
9/30/2002           $12,228                  $12,765               $12,999       $10,780
10/31/2002          $12,270                  $12,781               $12,990       $10,798
11/30/2002          $12,270                  $12,775               $12,888       $10,798
12/31/2002          $12,411                  $12,916               $13,126       $10,774
1/31/2003           $12,447                  $12,943               $13,097       $10,822
2/28/2003           $12,500                  $13,019               $13,245       $10,905
3/31/2003           $12,499                  $13,011               $13,247       $10,971
4/30/2003           $12,535                  $13,043               $13,285       $10,947
5/31/2003           $12,535                  $13,074               $13,493       $10,929
6/30/2003           $12,571                  $13,099               $13,471       $10,941
7/31/2003           $12,278                  $12,816               $13,144       $10,953
8/31/2003           $12,370                  $12,903               $13,168       $10,995
9/30/2003           $12,554                  $13,117               $13,453       $11,030
10/31/2003          $12,498                  $13,051               $13,321       $11,018
11/30/2003          $12,553                  $13,091               $13,322       $10,989
12/31/2003          $12,632                  $13,181               $13,426       $10,977
1/31/2004           $12,707                  $13,247               $13,499       $11,030
2/29/2004           $12,782                  $13,332               $13,628       $11,090
3/31/2004           $12,820                  $13,377               $13,722       $11,161
4/30/2004           $12,610                  $13,155               $13,416       $11,197
5/31/2004           $12,587                  $13,119               $13,373       $11,263
6/30/2004           $12,698                  $13,220               $13,407       $11,298
7/31/2004           $12,809                  $13,321               $13,504       $11,281
8/31/2004           $12,979                  $13,497               $13,704       $11,286
9/30/2004           $12,988                  $13,505               $13,710       $11,310
10/31/2004          $13,081                  $13,593               $13,794       $11,370
11/30/2004          $13,057                  $13,548               $13,665       $11,376
12/31/2004          $13,112                  $13,614               $13,740       $11,334
1/31/2005           $13,187                  $13,681               $13,757       $11,358
2/28/2005           $13,143                  $13,633               $13,681       $11,423
3/31/2005           $13,118                  $13,600               $13,647       $11,513
4/30/2005           $13,234                  $13,725               $13,806       $11,590
5/31/2005           $13,326                  $13,805               $13,916       $11,578
6/30/2005           $13,338                  $13,835               $13,962       $11,584
7/31/2005           $13,290                  $13,777               $13,843       $11,638
8/31/2005           $13,404                  $13,886               $13,996       $11,697
9/30/2005           $13,334                  $13,812               $13,889       $11,840
10/31/2005          $13,285                  $13,742               $13,830       $11,864
11/30/2005          $13,318                  $13,778               $13,887       $11,769
12/31/2005          $13,475                  $13,924               $13,971       $11,721
1/31/2006           $13,509                  $13,953               $13,970       $11,811
2/28/2006           $13,521                  $13,977               $13,973       $11,834
3/31/2006           $13,429                  $13,890               $13,930       $11,900
4/30/2006           $13,379                  $13,843               $13,943       $12,001
5/31/2006           $13,329                  $13,804               $13,947       $12,061
6/30/2006           $13,342                  $13,803               $13,972       $12,085
7/31/2006           $13,505                  $13,978               $14,118       $12,120
8/31/2006           $13,689                  $14,171               $14,277       $12,144
9/30/2006           $13,788                  $14,263               $14,380       $12,085
10/31/2006          $13,868                  $14,350               $14,448       $12,019
11/30/2006          $14,014                  $14,475               $14,564       $12,001
12/31/2006          $13,972                  $14,450               $14,508       $12,019
1/31/2007           $13,966                  $14,443               $14,510       $12,056
2/28/2007           $14,135                  $14,606               $14,692       $12,120
3/31/2007           $14,151                  $14,634               $14,730       $12,231
4/30/2007           $14,234                  $14,700               $14,795       $12,310
5/31/2007           $14,139                  $14,612               $14,711       $12,385
6/30/2007           $14,066                  $14,536               $14,731       $12,409
7/31/2007           $14,193                  $14,651               $14,912       $12,406
8/31/2007           $14,344                  $14,798               $15,122       $12,383
9/30/2007           $14,427                  $14,907               $15,225       $12,418
10/31/2007          $14,579                  $15,053               $15,317       $12,444
11/30/2007          $14,867                  $15,337               $15,686       $12,518
12/31/2007          $14,860                  $15,352               $15,737       $12,510
1/31/2008           $15,105                  $15,610               $16,108       $12,572
2/29/2008           $15,167                  $15,698               $16,283       $12,608
3/31/2008           $15,206                  $15,723               $16,384       $12,718
4/30/2008           $15,176                  $15,685               $16,165       $12,795
5/31/2008           $15,075                  $15,593               $16,020       $12,902
6/30/2008           $15,088                  $15,604               $16,082       $13,032
7/31/2008           $15,101                  $15,596               $16,167       $13,101
8/31/2008           $15,232                  $15,716               $16,291       $13,049
9/30/2008           $15,293                  $15,728               $16,370       $13,031
10/31/2008          $15,091                  $15,433               $16,429       $12,899
11/30/2008          $15,606                  $15,811               $16,992       $12,652
12/31/2008          $15,883                  $16,151               $17,378       $12,521
1/31/2009           $15,872                  $16,204               $17,159       $12,576
2/28/2009           $15,982                  $16,324               $17,128       $12,638
3/31/2009           $16,214                  $16,590               $17,365       $12,669
4/30/2009           $16,223                  $16,675               $17,240       $12,700
5/31/2009           $16,257                  $16,753               $17,162       $12,737
6/30/2009           $16,218                  $16,790               $17,115       $12,847
7/31/2009           $16,375                  $16,995               $17,189       $12,826
8/31/2009           $16,509                  $17,153               $17,298       $12,855
9/30/2009           $16,593                  $17,280               $17,394       $12,863

AVERAGE ANNUAL TOTAL RETURN

CLASS B                     9/30/09
-------                     -------
1-Year                       +3.79%
5-Year                       +4.14%
10-Year                      +5.19%

CLASS B (10/1/99-9/30/09)

                              (PERFORMANCE GRAPH)

                  FRANKLIN U.S.                               BARCLAYS CAPITAL
             GOVERNMENT SECURITIES      LIPPER GNMA FUNDS     U.S INTERMEDIATE
DATE             FUND - CLASS B      CLASSIFICATION AVERAGE   GOVERNMENT INDEX     CPI
----         ---------------------   ----------------------   ----------------   -------
10/1/1999           $10,000                  $10,000               $10,000       $10,000
10/31/1999          $10,049                  $10,034               $10,020       $10,018
11/30/1999          $10,037                  $10,041               $10,027       $10,024
12/31/1999          $ 9,994                  $ 9,994               $ 9,995       $10,024
1/31/2000           $ 9,921                  $ 9,917               $ 9,962       $10,054
2/29/2000           $10,017                  $10,031               $10,044       $10,113
3/31/2000           $10,160                  $10,182               $10,159       $10,197
4/30/2000           $10,148                  $10,165               $10,155       $10,203
5/31/2000           $10,184                  $10,202               $10,182       $10,214
6/30/2000           $10,347                  $10,379               $10,344       $10,268
7/31/2000           $10,384                  $10,425               $10,412       $10,292
8/31/2000           $10,533                  $10,573               $10,529       $10,292
9/30/2000           $10,635                  $10,665               $10,621       $10,345
10/31/2000          $10,690                  $10,730               $10,694       $10,363
11/30/2000          $10,841                  $10,887               $10,851       $10,369
12/31/2000          $10,994                  $11,046               $11,042       $10,363
1/31/2001           $11,163                  $11,217               $11,189       $10,429
2/28/2001           $11,201                  $11,286               $11,292       $10,471
3/31/2001           $11,273                  $11,352               $11,374       $10,494
4/30/2001           $11,262                  $11,334               $11,338       $10,536
5/31/2001           $11,335                  $11,406               $11,385       $10,584
6/30/2001           $11,374                  $11,443               $11,421       $10,602
7/31/2001           $11,566                  $11,669               $11,634       $10,572
8/31/2001           $11,639                  $11,757               $11,738       $10,572
9/30/2001           $11,799                  $11,925               $11,988       $10,619
10/31/2001          $11,940                  $12,089               $12,175       $10,584
11/30/2001          $11,841                  $11,962               $12,030       $10,566
12/31/2001          $11,776                  $11,898               $11,972       $10,524
1/31/2002           $11,881                  $12,014               $12,023       $10,548
2/28/2002           $12,005                  $12,143               $12,123       $10,590
3/31/2002           $11,849                  $11,991               $11,940       $10,649
4/30/2002           $12,061                  $12,217               $12,164       $10,709
5/31/2002           $12,133                  $12,297               $12,248       $10,709
6/30/2002           $12,223                  $12,399               $12,402       $10,715
7/31/2002           $12,350                  $12,546               $12,635       $10,727
8/31/2002           $12,459                  $12,651               $12,780       $10,762
9/30/2002           $12,550                  $12,765               $12,999       $10,780
10/31/2002          $12,588                  $12,781               $12,990       $10,798
11/30/2002          $12,582                  $12,775               $12,888       $10,798
12/31/2002          $12,722                  $12,916               $13,126       $10,774
1/31/2003           $12,753                  $12,943               $13,097       $10,822
2/28/2003           $12,802                  $13,019               $13,245       $10,905
3/31/2003           $12,795                  $13,011               $13,247       $10,971
4/30/2003           $12,826                  $13,043               $13,285       $10,947
5/31/2003           $12,839                  $13,074               $13,493       $10,929
6/30/2003           $12,852                  $13,099               $13,471       $10,941
7/31/2003           $12,547                  $12,816               $13,144       $10,953
8/31/2003           $12,635                  $12,903               $13,168       $10,995
9/30/2003           $12,818                  $13,117               $13,453       $11,030
10/31/2003          $12,755                  $13,051               $13,321       $11,018
11/30/2003          $12,807                  $13,091               $13,322       $10,989
12/31/2003          $12,881                  $13,181               $13,426       $10,977
1/31/2004           $12,952                  $13,247               $13,499       $11,030
2/29/2004           $13,023                  $13,332               $13,628       $11,090
3/31/2004           $13,056                  $13,377               $13,722       $11,161
4/30/2004           $12,836                  $13,155               $13,416       $11,197
5/31/2004           $12,806                  $13,119               $13,373       $11,263
6/30/2004           $12,914                  $13,220               $13,407       $11,298
7/31/2004           $13,021                  $13,321               $13,504       $11,281
8/31/2004           $13,189                  $13,497               $13,704       $11,286
9/30/2004           $13,192                  $13,505               $13,710       $11,310
10/31/2004          $13,281                  $13,593               $13,794       $11,370
11/30/2004          $13,251                  $13,548               $13,665       $11,376
12/31/2004          $13,301                  $13,614               $13,740       $11,334
1/31/2005           $13,371                  $13,681               $13,757       $11,358
2/28/2005           $13,320                  $13,633               $13,681       $11,423
3/31/2005           $13,289                  $13,600               $13,647       $11,513
4/30/2005           $13,401                  $13,725               $13,806       $11,590
5/31/2005           $13,489                  $13,805               $13,916       $11,578
6/30/2005           $13,515                  $13,835               $13,962       $11,584
7/31/2005           $13,440                  $13,777               $13,843       $11,638
8/31/2005           $13,549                  $13,886               $13,996       $11,697
9/30/2005           $13,473                  $13,812               $13,889       $11,840
10/31/2005          $13,417                  $13,742               $13,830       $11,864
11/30/2005          $13,444                  $13,778               $13,887       $11,769
12/31/2005          $13,597                  $13,924               $13,971       $11,721
1/31/2006           $13,625                  $13,953               $13,970       $11,811
2/28/2006           $13,632                  $13,977               $13,973       $11,834
3/31/2006           $13,533                  $13,890               $13,930       $11,900
4/30/2006           $13,476                  $13,843               $13,943       $12,001
5/31/2006           $13,420                  $13,804               $13,947       $12,061
6/30/2006           $13,428                  $13,803               $13,972       $12,085
7/31/2006           $13,585                  $13,978               $14,118       $12,120
8/31/2006           $13,765                  $14,171               $14,277       $12,144
9/30/2006           $13,859                  $14,263               $14,380       $12,085
10/31/2006          $13,935                  $14,350               $14,448       $12,019
11/30/2006          $14,075                  $14,475               $14,564       $12,001
12/31/2006          $14,027                  $14,450               $14,508       $12,019
1/31/2007           $14,037                  $14,443               $14,510       $12,056
2/28/2007           $14,179                  $14,606               $14,692       $12,120
3/31/2007           $14,189                  $14,634               $14,730       $12,231
4/30/2007           $14,265                  $14,700               $14,795       $12,310
5/31/2007           $14,163                  $14,612               $14,711       $12,385
6/30/2007           $14,084                  $14,536               $14,731       $12,409
7/31/2007           $14,206                  $14,651               $14,912       $12,406
8/31/2007           $14,351                  $14,798               $15,122       $12,383
9/30/2007           $14,428                  $14,907               $15,225       $12,418
10/31/2007          $14,579                  $15,053               $15,317       $12,444
11/30/2007          $14,868                  $15,337               $15,686       $12,518
12/31/2007          $14,861                  $15,352               $15,737       $12,510
1/31/2008           $15,106                  $15,610               $16,108       $12,572
2/29/2008           $15,168                  $15,698               $16,283       $12,608
3/31/2008           $15,207                  $15,723               $16,384       $12,718
4/30/2008           $15,177                  $15,685               $16,165       $12,795
5/31/2008           $15,077                  $15,593               $16,020       $12,902
6/30/2008           $15,089                  $15,604               $16,082       $13,032
7/31/2008           $15,102                  $15,596               $16,167       $13,101
8/31/2008           $15,234                  $15,716               $16,291       $13,049
9/30/2008           $15,295                  $15,728               $16,370       $13,031
10/31/2008          $15,093                  $15,433               $16,429       $12,899
11/30/2008          $15,607                  $15,811               $16,992       $12,652
12/31/2008          $15,884                  $16,151               $17,378       $12,521
1/31/2009           $15,873                  $16,204               $17,159       $12,576
2/28/2009           $15,982                  $16,324               $17,128       $12,638
3/31/2009           $16,214                  $16,590               $17,365       $12,669
4/30/2009           $16,224                  $16,675               $17,240       $12,700
5/31/2009           $16,258                  $16,753               $17,162       $12,737
6/30/2009           $16,219                  $16,790               $17,115       $12,847
7/31/2009           $16,376                  $16,995               $17,189       $12,826
8/31/2009           $16,509                  $17,153               $17,298       $12,855
9/30/2009           $16,594                  $17,280               $17,394       $12,863


                               Annual Report | 45

AVERAGE ANNUAL TOTAL RETURN

CLASS C                     9/30/09
-------                     -------
1-Year                       +7.01%
5-Year                       +4.50%
10-Year                      +5.10%

CLASS C (10/1/99-9/30/09)

                              (PERFORMANCE GRAPH)

                  FRANKLIN U.S.                               BARCLAYS CAPITAL
             GOVERNMENT SECURITIES      LIPPER GNMA FUNDS     U.S INTERMEDIATE
DATE             FUND - CLASS C      CLASSIFICATION AVERAGE   GOVERNMENT INDEX     CPI
----         ---------------------   ----------------------   ----------------   -------
10/1/1999           $10,000                  $10,000               $10,000       $10,000
10/31/1999          $10,049                  $10,034               $10,020       $10,018
11/30/1999          $10,052                  $10,041               $10,027       $10,024
12/31/1999          $10,009                  $ 9,994               $ 9,995       $10,024
1/31/2000           $ 9,920                  $ 9,917               $ 9,962       $10,054
2/29/2000           $10,032                  $10,031               $10,044       $10,113
3/31/2000           $10,176                  $10,182               $10,159       $10,197
4/30/2000           $10,147                  $10,165               $10,155       $10,203
5/31/2000           $10,184                  $10,202               $10,182       $10,214
6/30/2000           $10,347                  $10,379               $10,344       $10,268
7/31/2000           $10,384                  $10,425               $10,412       $10,292
8/31/2000           $10,534                  $10,573               $10,529       $10,292
9/30/2000           $10,636                  $10,665               $10,621       $10,345
10/31/2000          $10,706                  $10,730               $10,694       $10,363
11/30/2000          $10,842                  $10,887               $10,851       $10,369
12/31/2000          $10,994                  $11,046               $11,042       $10,363
1/31/2001           $11,164                  $11,217               $11,189       $10,429
2/28/2001           $11,203                  $11,286               $11,292       $10,471
3/31/2001           $11,275                  $11,352               $11,374       $10,494
4/30/2001           $11,281                  $11,334               $11,338       $10,536
5/31/2001           $11,337                  $11,406               $11,385       $10,584
6/30/2001           $11,376                  $11,443               $11,421       $10,602
7/31/2001           $11,568                  $11,669               $11,634       $10,572
8/31/2001           $11,642                  $11,757               $11,738       $10,572
9/30/2001           $11,802                  $11,925               $11,988       $10,619
10/31/2001          $11,943                  $12,089               $12,175       $10,584
11/30/2001          $11,844                  $11,962               $12,030       $10,566
12/31/2001          $11,778                  $11,898               $11,972       $10,524
1/31/2002           $11,884                  $12,014               $12,023       $10,548
2/28/2002           $12,007                  $12,143               $12,123       $10,590
3/31/2002           $11,851                  $11,991               $11,940       $10,649
4/30/2002           $12,064                  $12,217               $12,164       $10,709
5/31/2002           $12,136                  $12,297               $12,248       $10,709
6/30/2002           $12,227                  $12,399               $12,402       $10,715
7/31/2002           $12,354                  $12,546               $12,635       $10,727
8/31/2002           $12,463                  $12,651               $12,780       $10,762
9/30/2002           $12,573                  $12,765               $12,999       $10,780
10/31/2002          $12,592                  $12,781               $12,990       $10,798
11/30/2002          $12,587                  $12,775               $12,888       $10,798
12/31/2002          $12,727                  $12,916               $13,126       $10,774
1/31/2003           $12,758                  $12,943               $13,097       $10,822
2/28/2003           $12,826                  $13,019               $13,245       $10,905
3/31/2003           $12,802                  $13,011               $13,247       $10,971
4/30/2003           $12,833                  $13,043               $13,285       $10,947
5/31/2003           $12,828                  $13,074               $13,493       $10,929
6/30/2003           $12,859                  $13,099               $13,471       $10,941
7/31/2003           $12,553                  $12,816               $13,144       $10,953
8/31/2003           $12,640                  $12,903               $13,168       $10,995
9/30/2003           $12,824                  $13,117               $13,453       $11,030
10/31/2003          $12,760                  $13,051               $13,321       $11,018
11/30/2003          $12,811                  $13,091               $13,322       $10,989
12/31/2003          $12,886                  $13,181               $13,426       $10,977
1/31/2004           $12,958                  $13,247               $13,499       $11,030
2/29/2004           $13,029                  $13,332               $13,628       $11,090
3/31/2004           $13,061                  $13,377               $13,722       $11,161
4/30/2004           $12,841                  $13,155               $13,416       $11,197
5/31/2004           $12,811                  $13,119               $13,373       $11,263
6/30/2004           $12,938                  $13,220               $13,407       $11,298
7/31/2004           $13,026                  $13,321               $13,504       $11,281
8/31/2004           $13,194                  $13,497               $13,704       $11,286
9/30/2004           $13,197                  $13,505               $13,710       $11,310
10/31/2004          $13,287                  $13,593               $13,794       $11,370
11/30/2004          $13,257                  $13,548               $13,665       $11,376
12/31/2004          $13,306                  $13,614               $13,740       $11,334
1/31/2005           $13,376                  $13,681               $13,757       $11,358
2/28/2005           $13,325                  $13,633               $13,681       $11,423
3/31/2005           $13,295                  $13,600               $13,647       $11,513
4/30/2005           $13,407                  $13,725               $13,806       $11,590
5/31/2005           $13,495                  $13,805               $13,916       $11,578
6/30/2005           $13,522                  $13,835               $13,962       $11,584
7/31/2005           $13,446                  $13,777               $13,843       $11,638
8/31/2005           $13,556                  $13,886               $13,996       $11,697
9/30/2005           $13,479                  $13,812               $13,889       $11,840
10/31/2005          $13,424                  $13,742               $13,830       $11,864
11/30/2005          $13,451                  $13,778               $13,887       $11,769
12/31/2005          $13,604                  $13,924               $13,971       $11,721
1/31/2006           $13,632                  $13,953               $13,970       $11,811
2/28/2006           $13,638                  $13,977               $13,973       $11,834
3/31/2006           $13,539                  $13,890               $13,930       $11,900
4/30/2006           $13,482                  $13,843               $13,943       $12,001
5/31/2006           $13,426                  $13,804               $13,947       $12,061
6/30/2006           $13,434                  $13,803               $13,972       $12,085
7/31/2006           $13,592                  $13,978               $14,118       $12,120
8/31/2006           $13,773                  $14,171               $14,277       $12,144
9/30/2006           $13,868                  $14,263               $14,380       $12,085
10/31/2006          $13,943                  $14,350               $14,448       $12,019
11/30/2006          $14,084                  $14,475               $14,564       $12,001
12/31/2006          $14,036                  $14,450               $14,508       $12,019
1/31/2007           $14,024                  $14,443               $14,510       $12,056
2/28/2007           $14,189                  $14,606               $14,692       $12,120
3/31/2007           $14,198                  $14,634               $14,730       $12,231
4/30/2007           $14,275                  $14,700               $14,795       $12,310
5/31/2007           $14,172                  $14,612               $14,711       $12,385
6/30/2007           $14,093                  $14,536               $14,731       $12,409
7/31/2007           $14,216                  $14,651               $14,912       $12,406
8/31/2007           $14,361                  $14,798               $15,122       $12,383
9/30/2007           $14,438                  $14,907               $15,225       $12,418
10/31/2007          $14,584                  $15,053               $15,317       $12,444
11/30/2007          $14,845                  $15,337               $15,686       $12,518
12/31/2007          $14,832                  $15,352               $15,737       $12,510
1/31/2008           $15,071                  $15,610               $16,108       $12,572
2/29/2008           $15,150                  $15,698               $16,283       $12,608
3/31/2008           $15,183                  $15,723               $16,384       $12,718
4/30/2008           $15,146                  $15,685               $16,165       $12,795
5/31/2008           $15,038                  $15,593               $16,020       $12,902
6/30/2008           $15,045                  $15,604               $16,082       $13,032
7/31/2008           $15,027                  $15,596               $16,167       $13,101
8/31/2008           $15,176                  $15,716               $16,291       $13,049
9/30/2008           $15,230                  $15,728               $16,370       $13,031
10/31/2008          $15,022                  $15,433               $16,429       $12,899
11/30/2008          $15,531                  $15,811               $16,992       $12,652
12/31/2008          $15,777                  $16,151               $17,378       $12,521
1/31/2009           $15,760                  $16,204               $17,159       $12,576
2/28/2009           $15,863                  $16,324               $17,128       $12,638
3/31/2009           $16,088                  $16,590               $17,365       $12,669
4/30/2009           $16,090                  $16,675               $17,240       $12,700
5/31/2009           $16,117                  $16,753               $17,162       $12,737
6/30/2009           $16,072                  $16,790               $17,115       $12,847
7/31/2009           $16,246                  $16,995               $17,189       $12,826
8/31/2009           $16,348                  $17,153               $17,298       $12,855
9/30/2009           $16,450                  $17,280               $17,394       $12,863

AVERAGE ANNUAL TOTAL RETURN

CLASS R                     9/30/09
-------                     -------
1-Year                       +8.12%
5-Year                       +4.64%
Since Inception (1/1/02)     +4.59%

CLASS R (1/1/02-9/30/09)

                              (PERFORMANCE GRAPH)

                  FRANKLIN U.S.                               BARCLAYS CAPITAL
             GOVERNMENT SECURITIES      LIPPER GNMA FUNDS     U.S INTERMEDIATE
DATE             FUND - CLASS R      CLASSIFICATION AVERAGE   GOVERNMENT INDEX     CPI
----         ---------------------   ----------------------   ----------------   -------
1/1/2002            $10,000                  $10,000               $10,000       $10,000
1/31/2002           $10,109                  $10,098               $10,043       $10,023
2/28/2002           $10,215                  $10,206               $10,126       $10,062
3/31/2002           $10,098                  $10,078               $ 9,974       $10,119
4/30/2002           $10,281                  $10,268               $10,160       $10,175
5/31/2002           $10,343                  $10,336               $10,231       $10,175
6/30/2002           $10,421                  $10,422               $10,359       $10,181
7/31/2002           $10,530                  $10,544               $10,554       $10,192
8/31/2002           $10,625                  $10,633               $10,675       $10,226
9/30/2002           $10,704                  $10,729               $10,858       $10,243
10/31/2002          $10,722                  $10,743               $10,851       $10,260
11/30/2002          $10,733                  $10,737               $10,765       $10,260
12/31/2002          $10,854                  $10,855               $10,964       $10,238
1/31/2003           $10,866                  $10,878               $10,940       $10,283
2/28/2003           $10,924                  $10,942               $11,063       $10,362
3/31/2003           $10,921                  $10,936               $11,065       $10,424
4/30/2003           $10,948                  $10,962               $11,097       $10,402
5/31/2003           $10,945                  $10,988               $11,271       $10,385
6/30/2003           $10,958                  $11,009               $11,252       $10,396
7/31/2003           $10,715                  $10,771               $10,979       $10,407
8/31/2003           $10,791                  $10,845               $10,999       $10,447
9/30/2003           $10,948                  $11,025               $11,237       $10,481
10/31/2003          $10,897                  $10,970               $11,127       $10,470
11/30/2003          $10,926                  $11,003               $11,128       $10,441
12/31/2003          $11,008                  $11,078               $11,215       $10,430
1/31/2004           $11,053                  $11,134               $11,276       $10,481
2/29/2004           $11,115                  $11,205               $11,383       $10,538
3/31/2004           $11,160                  $11,243               $11,462       $10,606
4/30/2004           $10,975                  $11,057               $11,206       $10,640
5/31/2004           $10,950                  $11,027               $11,170       $10,702
6/30/2004           $11,044                  $11,112               $11,199       $10,736
7/31/2004           $11,121                  $11,196               $11,280       $10,719
8/31/2004           $11,265                  $11,344               $11,447       $10,724
9/30/2004           $11,286                  $11,351               $11,452       $10,747
10/31/2004          $11,364                  $11,424               $11,522       $10,804
11/30/2004          $11,323                  $11,387               $11,415       $10,809
12/31/2004          $11,384                  $11,443               $11,477       $10,770
1/31/2005           $11,445                  $11,499               $11,491       $10,792
2/28/2005           $11,386                  $11,458               $11,427       $10,855
3/31/2005           $11,361                  $11,431               $11,399       $10,939
4/30/2005           $11,475                  $11,536               $11,532       $11,013
5/31/2005           $11,534                  $11,603               $11,624       $11,002
6/30/2005           $11,559                  $11,628               $11,662       $11,007
7/31/2005           $11,513                  $11,580               $11,563       $11,058
8/31/2005           $11,590                  $11,671               $11,691       $11,115
9/30/2005           $11,544                  $11,609               $11,601       $11,251
10/31/2005          $11,481                  $11,550               $11,552       $11,273
11/30/2005          $11,505                  $11,580               $11,600       $11,183
12/31/2005          $11,638                  $11,703               $11,670       $11,138
1/31/2006           $11,663                  $11,727               $11,669       $11,222
2/28/2006           $11,670                  $11,747               $11,671       $11,245
3/31/2006           $11,604                  $11,674               $11,635       $11,307
4/30/2006           $11,539                  $11,635               $11,646       $11,404
5/31/2006           $11,510                  $11,602               $11,650       $11,460
6/30/2006           $11,500                  $11,601               $11,671       $11,483
7/31/2006           $11,655                  $11,748               $11,793       $11,517
8/31/2006           $11,810                  $11,911               $11,925       $11,539
9/30/2006           $11,892                  $11,988               $12,012       $11,483
10/31/2006          $11,957                  $12,061               $12,069       $11,420
11/30/2006          $12,061                  $12,166               $12,165       $11,404
12/31/2006          $12,040                  $12,145               $12,119       $11,420
1/31/2007           $12,031                  $12,139               $12,120       $11,455
2/28/2007           $12,173                  $12,276               $12,272       $11,517
3/31/2007           $12,183                  $12,300               $12,304       $11,622
4/30/2007           $12,230                  $12,355               $12,358       $11,697
5/31/2007           $12,164                  $12,281               $12,288       $11,768
6/30/2007           $12,079                  $12,217               $12,304       $11,791
7/31/2007           $12,185                  $12,314               $12,456       $11,788
8/31/2007           $12,311                  $12,438               $12,631       $11,767
9/30/2007           $12,398                  $12,529               $12,718       $11,799
10/31/2007          $12,504                  $12,652               $12,794       $11,824
11/30/2007          $12,749                  $12,891               $13,103       $11,895
12/31/2007          $12,739                  $12,904               $13,145       $11,887
1/31/2008           $12,944                  $13,120               $13,455       $11,946
2/29/2008           $13,014                  $13,194               $13,601       $11,980
3/31/2008           $13,024                  $13,215               $13,685       $12,084
4/30/2008           $13,014                  $13,183               $13,502       $12,157
5/31/2008           $12,923                  $13,105               $13,381       $12,260
6/30/2008           $12,930                  $13,115               $13,433       $12,383
7/31/2008           $12,917                  $13,108               $13,504       $12,448
8/31/2008           $13,025                  $13,209               $13,608       $12,399
9/30/2008           $13,093                  $13,220               $13,674       $12,382
10/31/2008          $12,917                  $12,971               $13,723       $12,257
11/30/2008          $13,355                  $13,289               $14,194       $12,022
12/31/2008          $13,567                  $13,575               $14,516       $11,897
1/31/2009           $13,553                  $13,619               $14,333       $11,949
2/28/2009           $13,643                  $13,720               $14,307       $12,009
3/31/2009           $13,837                  $13,944               $14,505       $12,038
4/30/2009           $13,841                  $14,015               $14,400       $12,068
5/31/2009           $13,866                  $14,081               $14,335       $12,103
6/30/2009           $13,828                  $14,112               $14,296       $12,207
7/31/2009           $13,979                  $14,284               $14,358       $12,187
8/31/2009           $14,068                  $14,417               $14,449       $12,215
9/30/2009           $14,157                  $14,523               $14,529       $12,222


                               46 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS               9/30/09
-------------               -------
1-Year                       +8.63%
5-Year                       +5.18%
10-Year                      +5.78%

ADVISOR CLASS (10/1/99-9/30/09)

                              (PERFORMANCE GRAPH)

                  FRANKLIN U.S.                               BARCLAYS CAPITAL
             GOVERNMENT SECURITIES      LIPPER GNMA FUNDS     U.S INTERMEDIATE
DATE          FUND - ADVISOR CLASS   CLASSIFICATION AVERAGE   GOVERNMENT INDEX     CPI
----         ---------------------   ----------------------   ----------------   -------
10/1/1999           $10,000                  $10,000               $10,000       $10,000
10/31/1999          $10,054                  $10,034               $10,020       $10,018
11/30/1999          $10,048                  $10,041               $10,027       $10,024
12/31/1999          $10,010                  $ 9,994               $ 9,995       $10,024
1/31/2000           $ 9,942                  $ 9,917               $ 9,962       $10,054
2/29/2000           $10,044                  $10,031               $10,044       $10,113
3/31/2000           $10,193                  $10,182               $10,159       $10,197
4/30/2000           $10,186                  $10,165               $10,155       $10,203
5/31/2000           $10,228                  $10,202               $10,182       $10,214
6/30/2000           $10,396                  $10,379               $10,344       $10,268
7/31/2000           $10,439                  $10,425               $10,412       $10,292
8/31/2000           $10,594                  $10,573               $10,529       $10,292
9/30/2000           $10,702                  $10,665               $10,621       $10,345
10/31/2000          $10,778                  $10,730               $10,694       $10,363
11/30/2000          $10,920                  $10,887               $10,851       $10,369
12/31/2000          $11,096                  $11,046               $11,042       $10,363
1/31/2001           $11,256                  $11,217               $11,189       $10,429
2/28/2001           $11,300                  $11,286               $11,292       $10,471
3/31/2001           $11,379                  $11,352               $11,374       $10,494
4/30/2001           $11,391                  $11,334               $11,338       $10,536
5/31/2001           $11,453                  $11,406               $11,385       $10,584
6/30/2001           $11,516                  $11,443               $11,421       $10,602
7/31/2001           $11,715                  $11,669               $11,634       $10,572
8/31/2001           $11,796                  $11,757               $11,738       $10,572
9/30/2001           $11,946                  $11,925               $11,988       $10,619
10/31/2001          $12,112                  $12,089               $12,175       $10,584
11/30/2001          $12,018                  $11,962               $12,030       $10,566
12/31/2001          $11,959                  $11,898               $11,972       $10,524
1/31/2002           $12,055                  $12,014               $12,023       $10,548
2/28/2002           $12,204                  $12,143               $12,123       $10,590
3/31/2002           $12,052                  $11,991               $11,940       $10,649
4/30/2002           $12,274                  $12,217               $12,164       $10,709
5/31/2002           $12,354                  $12,297               $12,248       $10,709
6/30/2002           $12,452                  $12,399               $12,402       $10,715
7/31/2002           $12,587                  $12,546               $12,635       $10,727
8/31/2002           $12,704                  $12,651               $12,780       $10,762
9/30/2002           $12,822                  $12,765               $12,999       $10,780
10/31/2002          $12,848                  $12,781               $12,990       $10,798
11/30/2002          $12,849                  $12,775               $12,888       $10,798
12/31/2002          $12,999                  $12,916               $13,126       $10,774
1/31/2003           $13,037                  $12,943               $13,097       $10,822
2/28/2003           $13,113                  $13,019               $13,245       $10,905
3/31/2003           $13,114                  $13,011               $13,247       $10,971
4/30/2003           $13,134                  $13,043               $13,285       $10,947
5/31/2003           $13,154                  $13,074               $13,493       $10,929
6/30/2003           $13,174                  $13,099               $13,471       $10,941
7/31/2003           $12,869                  $12,816               $13,144       $10,953
8/31/2003           $12,966                  $12,903               $13,168       $10,995
9/30/2003           $13,180                  $13,117               $13,453       $11,030
10/31/2003          $13,122                  $13,051               $13,321       $11,018
11/30/2003          $13,162                  $13,091               $13,322       $10,989
12/31/2003          $13,246                  $13,181               $13,426       $10,977
1/31/2004           $13,326                  $13,247               $13,499       $11,030
2/29/2004           $13,406                  $13,332               $13,628       $11,090
3/31/2004           $13,447                  $13,377               $13,722       $11,161
4/30/2004           $13,228                  $13,155               $13,416       $11,197
5/31/2004           $13,226                  $13,119               $13,373       $11,263
6/30/2004           $13,343                  $13,220               $13,407       $11,298
7/31/2004           $13,441                  $13,321               $13,504       $11,281
8/31/2004           $13,621                  $13,497               $13,704       $11,286
9/30/2004           $13,631                  $13,505               $13,710       $11,310
10/31/2004          $13,750                  $13,593               $13,794       $11,370
11/30/2004          $13,706                  $13,548               $13,665       $11,376
12/31/2004          $13,786                  $13,614               $13,740       $11,334
1/31/2005           $13,866                  $13,681               $13,757       $11,358
2/28/2005           $13,800                  $13,633               $13,681       $11,423
3/31/2005           $13,776                  $13,600               $13,647       $11,513
4/30/2005           $13,898                  $13,725               $13,806       $11,590
5/31/2005           $13,997                  $13,805               $13,916       $11,578
6/30/2005           $14,032                  $13,835               $13,962       $11,584
7/31/2005           $13,983                  $13,777               $13,843       $11,638
8/31/2005           $14,082                  $13,886               $13,996       $11,697
9/30/2005           $14,032                  $13,812               $13,889       $11,840
10/31/2005          $13,961                  $13,742               $13,830       $11,864
11/30/2005          $13,997                  $13,778               $13,887       $11,769
12/31/2005          $14,163                  $13,924               $13,971       $11,721
1/31/2006           $14,199                  $13,953               $13,970       $11,811
2/28/2006           $14,214                  $13,977               $13,973       $11,834
3/31/2006           $14,119                  $13,890               $13,930       $11,900
4/30/2006           $14,067                  $13,843               $13,943       $12,001
5/31/2006           $14,039                  $13,804               $13,947       $12,061
6/30/2006           $14,032                  $13,803               $13,972       $12,085
7/31/2006           $14,226                  $13,978               $14,118       $12,120
8/31/2006           $14,422                  $14,171               $14,277       $12,144
9/30/2006           $14,528                  $14,263               $14,380       $12,085
10/31/2006          $14,614                  $14,350               $14,448       $12,019
11/30/2006          $14,746                  $14,475               $14,564       $12,001
12/31/2006          $14,726                  $14,450               $14,508       $12,019
1/31/2007           $14,721                  $14,443               $14,510       $12,056
2/28/2007           $14,900                  $14,606               $14,692       $12,120
3/31/2007           $14,918                  $14,634               $14,730       $12,231
4/30/2007           $14,982                  $14,700               $14,795       $12,310
5/31/2007           $14,907                  $14,612               $14,711       $12,385
6/30/2007           $14,809                  $14,536               $14,731       $12,409
7/31/2007           $14,945                  $14,651               $14,912       $12,406
8/31/2007           $15,105                  $14,798               $15,122       $12,383
9/30/2007           $15,218                  $14,907               $15,225       $12,418
10/31/2007          $15,355                  $15,053               $15,317       $12,444
11/30/2007          $15,660                  $15,337               $15,686       $12,518
12/31/2007          $15,654                  $15,352               $15,737       $12,510
1/31/2008           $15,913                  $15,610               $16,108       $12,572
2/29/2008           $16,004                  $15,698               $16,283       $12,608
3/31/2008           $16,047                  $15,723               $16,384       $12,718
4/30/2008           $16,018                  $15,685               $16,165       $12,795
5/31/2008           $15,914                  $15,593               $16,020       $12,902
6/30/2008           $15,928                  $15,604               $16,082       $13,032
7/31/2008           $15,919                  $15,596               $16,167       $13,101
8/31/2008           $16,058                  $15,716               $16,291       $13,049
9/30/2008           $16,149                  $15,728               $16,370       $13,031
10/31/2008          $15,938                  $15,433               $16,429       $12,899
11/30/2008          $16,482                  $15,811               $16,992       $12,652
12/31/2008          $16,751                  $16,151               $17,378       $12,521
1/31/2009           $16,741                  $16,204               $17,159       $12,576
2/28/2009           $16,859                  $16,324               $17,128       $12,638
3/31/2009           $17,105                  $16,590               $17,365       $12,669
4/30/2009           $17,143                  $16,675               $17,240       $12,700
5/31/2009           $17,155                  $16,753               $17,162       $12,737
6/30/2009           $17,141                  $16,790               $17,115       $12,847
7/31/2009           $17,309                  $16,995               $17,189       $12,826
8/31/2009           $17,451                  $17,153               $17,298       $12,855
9/30/2009           $17,542                  $17,280               $17,394       $12,863

ENDNOTES

THE FUND'S SHARE PRICE AND YIELD WILL BE AFFECTED BY INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENTS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(3.) Distribution rate is based on an annualization of the respective class's
     September dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 9/30/09.

(4.) The 30-day standardized yield for the 30 days ended 9/30/09 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate (which reflects the Fund's past dividends paid to shareholders) or the income reported in the Fund's financial statements.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(6.) Sources: (C) 2009 Morningstar; Lipper Inc. The BC U.S. Government:
     Intermediate Index is the intermediate component of the BC U.S. Government Index. The index includes public obligations of the U.S. Treasury with at least one year to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government. The Lipper GNMA Funds Classification Average is calculated by averaging the total return for all funds within the Lipper GNMA Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper GNMA Funds are defined as funds that invest primarily in Government National Mortgage Association securities. For the 12-month period ended 9/30/09, there were 64 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. The Fund's performance relative to the average may have differed if these or other factors had been considered. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.


                               Annual Report | 47

Your Fund's Expenses

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               48 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                                                                   EXPENSES
                                                                                  PAID DURING
                                           BEGINNING ACCOUNT   ENDING ACCOUNT       PERIOD*
                                              VALUE 4/1/09      VALUE 9/30/09   4/1/09-9/30/09
                                           -----------------   --------------   --------------
CLASS A
Actual                                           $1,000           $1,023.40          $3.75
Hypothetical (5% return before expenses)         $1,000           $1,021.36          $3.75
CLASS B
Actual                                           $1,000           $1,020.80          $6.28
Hypothetical (5% return before expenses)         $1,000           $1,018.85          $6.28
CLASS C
Actual                                           $1,000           $1,022.50          $6.34
Hypothetical (5% return before expenses)         $1,000           $1,018.80          $6.33
CLASS R
Actual                                           $1,000           $1,023.10          $5.58
Hypothetical (5% return before expenses)         $1,000           $1,019.55          $5.57
ADVISOR CLASS
Actual                                           $1,000           $1,025.50          $3.05
Hypothetical (5% return before expenses)         $1,000           $1,022.06          $3.04

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.74%; B: 1.24%; C: 1.25%; R: 1.10%; and
     Advisor: 0.60%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                               Annual Report | 49

Franklin Utilities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Utilities Fund seeks both capital appreciation and current income by investing at least 80% of its net assets in public utility company securities.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PORTFOLIO BREAKDOWN

Franklin Utilities Fund
Based on Total Net Assets as of 9/30/09

                                   (BAR CHART)

Electric Utilities                             49.9%
Multi-Utilities                                36.5%
Independent Power Producers & Energy Traders    3.9%
Oil, Gas & Consumable Fuels                     3.0%
Diversified Telecommunication Services          2.7%
Water Utilities                                 1.3%
Gas Utilities                                   0.4%
Short-Term Investments & Other Net Assets       2.3%

This annual report for Franklin Utilities Fund covers the fiscal year ended September 30, 2009.

PERFORMANCE OVERVIEW

Franklin Utilities Fund - Class A had a -5.20% cumulative total return for the 12 months under review. The Fund performed better than its broad benchmark, the Standard & Poor's 500 Index (S&P 500), which had a -6.91% total return for the same period.(1) The Fund also performed better than the -7.06% total return of its narrow benchmark, the S&P 500 Utilities Index.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 52.

INVESTMENT STRATEGY

We search for the best return opportunities available in the global utilities arena with a specific focus on the U.S. electricity and gas sector. Generally, we look for companies producing a high percentage of earnings from regulated utility franchise operations.

MANAGER'S DISCUSSION

As investors' risk appetite increased during the period's latter half, investors moved out of more defensive investments, such as utilities, and into more cyclical sectors. Largely as a result, utilities stocks underperformed most other sectors during the Fund's fiscal year.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

(2.) Source: (C) 2009 Morningstar. The S&P 500 Utilities Index is a market capitalization-weighted index that includes utility stocks in the S&P 500.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 109.


                               50 | Annual Report

Some of the Fund's largest detractors from performance were electric utilities FirstEnergy, which serves a region including Ohio, Pennsylvania and New Jersey, and Exelon, which operates in northern Illinois and southeastern Pennsylvania. Other electric utility holdings that hurt results were Entergy and Pepco Holdings. Declining electricity prices caused a potential hindrance to these companies' profitability as they sell some power at market-based pricing. Another under-performer was The Southern Co., whose Georgia service territory experienced a significant economic downturn, which caused Southern's operations to weaken.

Several holdings posted gains during the fiscal year, which helped mitigate the Fund's losses from other securities. Among the most significant contributors to performance were Constellation Energy Group, a Baltimore-based utility company, FPL Group, a Florida-based electric utility, and NV Energy, an electric utility company serving parts of California and Nevada. Constellation's share price increased following negotiations conducted in late 2008 to shore up the company's balance sheet. The company's credit quality was severely impacted in 2008 as its energy marketing business required significant capital contributions to maintain its viability. FPL benefited from increased interest in renewable energy, as it is the country's largest operator of wind-powered generation. NV Energy's share price increased as the company maneuvered through regulatory proceedings allowing for recovery of recent capital investments.

Thank you for your continued participation in Franklin Utilities Fund. We look forward to serving your future investment needs.

(PHOTO OF JOHN C. KOHLI)


/s/ John C. Kohli
John C. Kohli, CFA
Portfolio Manager
Franklin Utilities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 EQUITY HOLDINGS

Franklin Utilities Fund
9/30/09

COMPANY                                % OF TOTAL
SECTOR/INDUSTRY                        NET ASSETS
---------------                        ----------
Exelon Corp.
   ELECTRIC UTILITIES                     4.8%
Entergy Corp.
   ELECTRIC UTILITIES                     4.2%
PG&E Corp.
   MULTI-UTILITIES                        4.1%
Sempra Energy
   MULTI-UTILITIES                        4.1%
The Southern Co.
   ELECTRIC UTILITIES                     4.0%
PPL Corp.
   ELECTRIC UTILITIES                     3.8%
FirstEnergy Corp.
   ELECTRIC UTILITIES                     3.8%
FPL Group Inc.
   ELECTRIC UTILITIES                     3.7%
American Electric Power Company Inc.
   ELECTRIC UTILITIES                     3.3%
Public Service Enterprise Group Inc.
   MULTI-UTILITIES                        3.2%


                               Annual Report | 51

Performance Summary as of 9/30/09

FRANKLIN UTILITIES FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FKUTX)                     CHANGE   9/30/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       -$1.18    $10.74    $11.92
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                   $0.4240
Long-Term Capital Gain            $0.0773
   TOTAL                          $0.5013

CLASS B (SYMBOL: FRUBX)                     CHANGE   9/30/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       -$1.17    $10.74    $11.91
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                   $0.3691
Long-Term Capital Gain            $0.0773
   TOTAL                          $0.4464

CLASS C (SYMBOL: FRUSX)                     CHANGE   9/30/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       -$1.17    $10.71    $11.88
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                   $0.3713
Long-Term Capital Gain            $0.0773
   TOTAL                          $0.4486

CLASS R (SYMBOL: FRURX)                     CHANGE   9/30/09   9/30/08
-----------------------                     ------   -------   -------
Net Asset Value (NAV)                       -$1.18    $10.71    $11.89
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                   $0.3874
Long-Term Capital Gain            $0.0773
   TOTAL                          $0.4647

ADVISOR CLASS (SYMBOL: FRUAX)               CHANGE   9/30/09   9/30/08
-----------------------------               ------   -------   -------
Net Asset Value (NAV)                       -$1.19    $10.79    $11.98
DISTRIBUTIONS (10/1/08-9/30/09)
Dividend Income                   $0.4391
Long-Term Capital Gain            $0.0773
   TOTAL                          $0.5164


                               52 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                        1-YEAR    5-YEAR    10-YEAR
-------                                        ------   -------   ---------
Cumulative Total Return(1)                      -5.20%   +38.52%   +102.58%
Average Annual Total Return(2)                  -9.24%    +5.81%     +6.85%
Value of $10,000 Investment(3)                 $9,076   $13,265   $ 19,389
   Distribution Rate(4)                 3.74%
   30-Day Standardized Yield(5)         3.59%
   Total Annual Operating Expenses(6)   0.74%

CLASS B                                        1-YEAR    5-YEAR    10-YEAR
-------                                        ------   -------   ---------
Cumulative Total Return(1)                      -5.65%   +35.16%    +94.76%
Average Annual Total Return(2)                  -9.26%    +5.89%     +6.89%
Value of $10,000 Investment(3)                 $9,074   $13,316   $ 19,476
   Distribution Rate(4)                 3.40%
   30-Day Standardized Yield(5)         3.24%
   Total Annual Operating Expenses(6)   1.24%

CLASS C                                        1-YEAR    5-YEAR    10-YEAR
-------                                        ------   -------   ---------
Cumulative Total Return(1)                      -5.64%   +35.20%    +92.80%
Average Annual Total Return(2)                  -6.55%    +6.22%     +6.79%
Value of $10,000 Investment(3)                 $9,345   $13,520   $ 19,280
   Distribution Rate(4)                 3.42%
   30-Day Standardized Yield(5)         3.24%
   Total Annual Operating Expenses(6)   1.24%

                                                                  INCEPTION
CLASS R                                        1-YEAR    5-YEAR    (1/1/02)
-------                                        ------   -------   ---------
Cumulative Total Return(1)                      -5.57%   +36.07%    +59.06%
Average Annual Total Return(2)                  -5.57%    +6.35%     +6.18%
Value of $10,000 Investment(3)                 $9,443   $13,607   $ 15,906
   Distribution Rate(4)                 3.58%
   30-Day Standardized Yield(5)         3.40%
   Total Annual Operating Expenses(6)   1.09%

ADVISOR CLASS                                  1-YEAR    5-YEAR    10-YEAR
-------------                                  ------   -------   ---------
Cumulative Total Return(1)                      -5.12%   +39.50%   +105.63%
Average Annual Total Return(2)                  -5.12%    +6.89%     +7.48%
Value of $10,000 Investment(3)                 $9,488   $13,950   $ 20,563
   Distribution Rate(4)                 4.03%
   30-Day Standardized Yield(5)         3.90%
   Total Annual Operating Expenses(6)   0.59%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.


                               Annual Report | 53

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                    9/30/09
-------                    -------
1-Year                      -9.24%
5-Year                      +5.81%
10-Year                     +6.85%

CLASS A (10/1/99-9/30/09)

                               (PERFORMANCE GRAPH)

                FRANKLIN                 S&P 500
                UTILITIES     S&P 500   UTILITIES
   DATE      FUND - CLASS A    INDEX      INDEX
----------   --------------   -------   ---------
 10/1/1999       $ 9,571      $10,000    $10,000
10/31/1999       $ 9,741      $10,633    $10,144
11/30/1999       $ 9,172      $10,849    $ 9,391
12/31/1999       $ 9,042      $11,488    $ 9,484
 1/31/2000       $ 9,558      $10,911    $10,513
 2/29/2000       $ 8,853      $10,704    $ 9,864
 3/31/2000       $ 9,154      $11,751    $10,193
 4/30/2000       $ 9,698      $11,398    $10,986
 5/31/2000       $ 9,826      $11,164    $11,467
 6/30/2000       $ 9,385      $11,439    $10,784
 7/31/2000       $ 9,774      $11,260    $11,548
 8/31/2000       $10,811      $11,960    $13,129
 9/30/2000       $11,894      $11,328    $14,335
10/31/2000       $11,839      $11,281    $13,783
11/30/2000       $12,265      $10,391    $13,625
12/31/2000       $12,805      $10,442    $14,907
 1/31/2001       $11,491      $10,812    $13,459
 2/28/2001       $12,165      $ 9,827    $13,948
 3/31/2001       $12,323      $ 9,204    $13,854
 4/30/2001       $12,836      $ 9,919    $14,661
 5/31/2001       $12,903      $ 9,986    $14,193
 6/30/2001       $12,253      $ 9,743    $13,062
 7/31/2001       $11,824      $ 9,647    $12,460
 8/31/2001       $11,982      $ 9,043    $12,121
 9/30/2001       $11,414      $ 8,313    $10,718
10/31/2001       $11,425      $ 8,471    $10,679
11/30/2001       $11,323      $ 9,121    $10,106
12/31/2001       $11,770      $ 9,201    $10,370
 1/31/2002       $11,625      $ 9,067    $ 9,772
 2/28/2002       $11,588      $ 8,892    $ 9,557
 3/31/2002       $12,250      $ 9,226    $10,720
 4/30/2002       $12,164      $ 8,667    $10,521
 5/31/2002       $11,871      $ 8,603    $ 9,587
 6/30/2002       $11,343      $ 7,990    $ 8,906
 7/31/2002       $10,365      $ 7,367    $ 7,661
 8/31/2002       $10,774      $ 7,416    $ 7,949
 9/30/2002       $ 9,989      $ 6,610    $ 6,922
10/31/2002       $ 9,989      $ 7,192    $ 6,796
11/30/2002       $10,189      $ 7,615    $ 6,976
12/31/2002       $10,537      $ 7,167    $ 7,259
 1/31/2003       $10,104      $ 6,980    $ 7,037
 2/28/2003       $ 9,824      $ 6,875    $ 6,704
 3/31/2003       $10,174      $ 6,942    $ 7,032
 4/30/2003       $10,730      $ 7,514    $ 7,640
 5/31/2003       $11,672      $ 7,909    $ 8,437
 6/30/2003       $11,712      $ 8,010    $ 8,533
 7/31/2003       $11,176      $ 8,152    $ 7,982
 8/31/2003       $11,189      $ 8,310    $ 8,134
 9/30/2003       $11,625      $ 8,222    $ 8,496
10/31/2003       $11,836      $ 8,687    $ 8,586
11/30/2003       $11,955      $ 8,764    $ 8,595
12/31/2003       $12,570      $ 9,223    $ 9,172
 1/31/2004       $12,784      $ 9,393    $ 9,366
 2/29/2004       $13,118      $ 9,523    $ 9,550
 3/31/2004       $13,212      $ 9,380    $ 9,646
 4/30/2004       $12,821      $ 9,232    $ 9,291
 5/31/2004       $12,970      $ 9,359    $ 9,377
 6/30/2004       $13,176      $ 9,541    $ 9,523
 7/31/2004       $13,312      $ 9,225    $ 9,680
 8/31/2004       $13,844      $ 9,263    $10,078
 9/30/2004       $13,997      $ 9,363    $10,164
10/31/2004       $14,575      $ 9,506    $10,660
11/30/2004       $14,988      $ 9,891    $11,110
12/31/2004       $15,479      $10,227    $11,403
 1/31/2005       $15,619      $ 9,978    $11,636
 2/28/2005       $15,744      $10,188    $11,887
 3/31/2005       $15,787      $10,007    $12,021
 4/30/2005       $16,139      $ 9,818    $12,395
 5/31/2005       $16,435      $10,130    $12,418
 6/30/2005       $17,160      $10,144    $13,141
 7/31/2005       $17,430      $10,522    $13,435
 8/31/2005       $17,586      $10,426    $13,558
 9/30/2005       $18,030      $10,510    $14,099
10/31/2005       $16,998      $10,335    $13,206
11/30/2005       $17,041      $10,726    $13,179
12/31/2005       $17,142      $10,729    $13,326
 1/31/2006       $17,594      $11,014    $13,653
 2/28/2006       $17,885      $11,043    $13,806
 3/31/2006       $17,314      $11,181    $13,172
 4/30/2006       $17,505      $11,331    $13,381
 5/31/2006       $17,711      $11,005    $13,594
 6/30/2006       $18,096      $11,020    $13,921
 7/31/2006       $18,910      $11,088    $14,605
 8/31/2006       $19,399      $11,352    $15,021
 9/30/2006       $19,236      $11,644    $14,771
10/31/2006       $20,236      $12,024    $15,570
11/30/2006       $20,923      $12,252    $15,942
12/31/2006       $21,237      $12,424    $16,123
 1/31/2007       $21,206      $12,612    $16,076
 2/28/2007       $21,999      $12,365    $16,926
 3/31/2007       $22,893      $12,504    $17,621
 4/30/2007       $23,613      $13,057    $18,362
 5/31/2007       $23,817      $13,513    $18,490
 6/30/2007       $22,684      $13,289    $17,553
 7/31/2007       $21,864      $12,877    $16,895
 8/31/2007       $22,384      $13,070    $17,282
 9/30/2007       $23,145      $13,558    $17,896
10/31/2007       $24,590      $13,774    $19,091
11/30/2007       $24,606      $13,198    $19,198
12/31/2007       $24,725      $13,107    $19,247
 1/31/2008       $23,047      $12,321    $17,931
 2/29/2008       $21,924      $11,920    $17,051
 3/31/2008       $22,178      $11,869    $17,335
 4/30/2008       $23,310      $12,447    $18,250
 5/31/2008       $24,054      $12,608    $18,863
 6/30/2008       $23,547      $11,545    $18,717
 7/31/2008       $22,559      $11,448    $17,567
 8/31/2008       $22,474      $11,614    $17,321
 9/30/2008       $20,453      $10,579    $15,345
10/31/2008       $18,137      $ 8,802    $13,550
11/30/2008       $18,634      $ 8,171    $13,964
12/31/2008       $18,396      $ 8,257    $13,669
 1/31/2009       $18,203      $ 7,561    $13,580
 2/28/2009       $16,035      $ 6,756    $11,895
 3/31/2009       $16,433      $ 7,348    $12,194
 4/30/2009       $16,752      $ 8,051    $12,271
 5/31/2009       $17,335      $ 8,502    $12,729
 6/30/2009       $18,251      $ 8,519    $13,435
 7/31/2009       $19,001      $ 9,163    $13,956
 8/31/2009       $19,234      $ 9,494    $14,066
 9/30/2009       $19,389      $ 9,848    $14,262

AVERAGE ANNUAL TOTAL RETURN

CLASS B                    9/30/09
-------                    -------
1-Year                      -9.26%
5-Year                      +5.89%
10-Year                     +6.89%

CLASS B (10/1/99-9/30/09)

                               (PERFORMANCE GRAPH)

                FRANKLIN                 S&P 500
                UTILITIES     S&P 500   UTILITIES
   DATE      FUND - CLASS B    INDEX      INDEX
----------   --------------   -------   ---------
 10/1/1999       $10,000      $10,000    $10,000
10/31/1999       $10,188      $10,633    $10,144
11/30/1999       $ 9,593      $10,849    $ 9,391
12/31/1999       $ 9,458      $11,488    $ 9,484
 1/31/2000       $ 9,997      $10,911    $10,513
 2/29/2000       $ 9,239      $10,704    $ 9,864
 3/31/2000       $ 9,563      $11,751    $10,193
 4/30/2000       $10,119      $11,398    $10,986
 5/31/2000       $10,252      $11,164    $11,467
 6/30/2000       $ 9,781      $11,439    $10,784
 7/31/2000       $10,186      $11,260    $11,548
 8/31/2000       $11,254      $11,960    $13,129
 9/30/2000       $12,379      $11,328    $14,335
10/31/2000       $12,310      $11,281    $13,783
11/30/2000       $12,753      $10,391    $13,625
12/31/2000       $13,310      $10,442    $14,907
 1/31/2001       $11,945      $10,812    $13,459
 2/28/2001       $12,633      $ 9,827    $13,948
 3/31/2001       $12,793      $ 9,204    $13,854
 4/30/2001       $13,314      $ 9,919    $14,661
 5/31/2001       $13,384      $ 9,986    $14,193
 6/30/2001       $12,706      $ 9,743    $13,062
 7/31/2001       $12,250      $ 9,647    $12,460
 8/31/2001       $12,414      $ 9,043    $12,121
 9/30/2001       $11,812      $ 8,313    $10,718
10/31/2001       $11,823      $ 8,471    $10,679
11/30/2001       $11,717      $ 9,121    $10,106
12/31/2001       $12,177      $ 9,201    $10,370
 1/31/2002       $12,015      $ 9,067    $ 9,772
 2/28/2002       $11,977      $ 8,892    $ 9,557
 3/31/2002       $12,646      $ 9,226    $10,720
 4/30/2002       $12,557      $ 8,667    $10,521
 5/31/2002       $12,254      $ 8,603    $ 9,587
 6/30/2002       $11,710      $ 7,990    $ 8,906
 7/31/2002       $10,676      $ 7,367    $ 7,661
 8/31/2002       $11,098      $ 7,416    $ 7,949
 9/30/2002       $10,290      $ 6,610    $ 6,922
10/31/2002       $10,290      $ 7,192    $ 6,796
11/30/2002       $10,497      $ 7,615    $ 6,976
12/31/2002       $10,842      $ 7,167    $ 7,259
 1/31/2003       $10,397      $ 6,980    $ 7,037
 2/28/2003       $10,109      $ 6,875    $ 6,704
 3/31/2003       $10,458      $ 6,942    $ 7,032
 4/30/2003       $11,016      $ 7,514    $ 7,640
 5/31/2003       $11,985      $ 7,909    $ 8,437
 6/30/2003       $12,027      $ 8,010    $ 8,533
 7/31/2003       $11,478      $ 8,152    $ 7,982
 8/31/2003       $11,478      $ 8,310    $ 8,134
 9/30/2003       $11,926      $ 8,222    $ 8,496
10/31/2003       $12,129      $ 8,687    $ 8,586
11/30/2003       $12,251      $ 8,764    $ 8,595
12/31/2003       $12,866      $ 9,223    $ 9,172
 1/31/2004       $13,085      $ 9,393    $ 9,366
 2/29/2004       $13,427      $ 9,523    $ 9,550
 3/31/2004       $13,522      $ 9,380    $ 9,646
 4/30/2004       $13,108      $ 9,232    $ 9,291
 5/31/2004       $13,246      $ 9,359    $ 9,377
 6/30/2004       $13,455      $ 9,541    $ 9,523
 7/31/2004       $13,594      $ 9,225    $ 9,680
 8/31/2004       $14,138      $ 9,263    $10,078
 9/30/2004       $14,276      $ 9,363    $10,164
10/31/2004       $14,867      $ 9,506    $10,660
11/30/2004       $15,275      $ 9,891    $11,110
12/31/2004       $15,780      $10,227    $11,403
 1/31/2005       $15,908      $ 9,978    $11,636
 2/28/2005       $16,036      $10,188    $11,887
 3/31/2005       $16,072      $10,007    $12,021
 4/30/2005       $16,416      $ 9,818    $12,395
 5/31/2005       $16,703      $10,130    $12,418
 6/30/2005       $17,441      $10,144    $13,141
 7/31/2005       $17,716      $10,522    $13,435
 8/31/2005       $17,860      $10,426    $13,558
 9/30/2005       $18,289      $10,510    $14,099
10/31/2005       $17,256      $10,335    $13,206
11/30/2005       $17,285      $10,726    $13,179
12/31/2005       $17,380      $10,729    $13,326
 1/31/2006       $17,838      $11,014    $13,653
 2/28/2006       $18,119      $11,043    $13,806
 3/31/2006       $17,532      $11,181    $13,172
 4/30/2006       $17,726      $11,331    $13,381
 5/31/2006       $17,919      $11,005    $13,594
 6/30/2006       $18,287      $11,020    $13,921
 7/31/2006       $19,111      $11,088    $14,605
 8/31/2006       $19,606      $11,352    $15,021
 9/30/2006       $19,431      $11,644    $14,771
10/31/2006       $20,427      $12,024    $15,570
11/30/2006       $21,121      $12,252    $15,942
12/31/2006       $21,413      $12,424    $16,123
 1/31/2007       $21,381      $12,612    $16,076
 2/28/2007       $22,182      $12,365    $16,926
 3/31/2007       $23,056      $12,504    $17,621
 4/30/2007       $23,782      $13,057    $18,362
 5/31/2007       $23,972      $13,513    $18,490
 6/30/2007       $22,831      $13,289    $17,553
 7/31/2007       $21,990      $12,877    $16,895
 8/31/2007       $22,514      $13,070    $17,282
 9/30/2007       $23,251      $13,558    $17,896
10/31/2007       $24,702      $13,774    $19,091
11/30/2007       $24,717      $13,198    $19,198
12/31/2007       $24,835      $13,107    $19,247
 1/31/2008       $23,151      $12,321    $17,931
 2/29/2008       $22,022      $11,920    $17,051
 3/31/2008       $22,277      $11,869    $17,335
 4/30/2008       $23,416      $12,447    $18,250
 5/31/2008       $24,162      $12,608    $18,863
 6/30/2008       $23,653      $11,545    $18,717
 7/31/2008       $22,662      $11,448    $17,567
 8/31/2008       $22,575      $11,614    $17,321
 9/30/2008       $20,546      $10,579    $15,345
10/31/2008       $18,218      $ 8,802    $13,550
11/30/2008       $18,717      $ 8,171    $13,964
12/31/2008       $18,478      $ 8,257    $13,669
 1/31/2009       $18,284      $ 7,561    $13,580
 2/28/2009       $16,106      $ 6,756    $11,895
 3/31/2009       $16,506      $ 7,348    $12,194
 4/30/2009       $16,826      $ 8,051    $12,271
 5/31/2009       $17,411      $ 8,502    $12,729
 6/30/2009       $18,331      $ 8,519    $13,435
 7/31/2009       $19,084      $ 9,163    $13,956
 8/31/2009       $19,317      $ 9,494    $14,066
 9/30/2009       $19,476      $ 9,848    $14,262


                               54 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

CLASS C                    9/30/09
-------                    -------
1-Year                      -6.55%
5-Year                      +6.22%
10-Year                     +6.79%

CLASS C (10/1/99-9/30/09)

                               (PERFORMANCE GRAPH)

                FRANKLIN                 S&P 500
                UTILITIES     S&P 500   UTILITIES
   DATE      FUND - CLASS C    INDEX      INDEX
----------   --------------   -------   ---------
 10/1/1999       $10,000      $10,000    $10,000
10/31/1999       $10,177      $10,633    $10,144
11/30/1999       $ 9,572      $10,849    $ 9,391
12/31/1999       $ 9,434      $11,488    $ 9,484
 1/31/2000       $ 9,972      $10,911    $10,513
 2/29/2000       $ 9,225      $10,704    $ 9,864
 3/31/2000       $ 9,548      $11,751    $10,193
 4/30/2000       $10,104      $11,398    $10,986
 5/31/2000       $10,238      $11,164    $11,467
 6/30/2000       $ 9,766      $11,439    $10,784
 7/31/2000       $10,171      $11,260    $11,548
 8/31/2000       $11,240      $11,960    $13,129
 9/30/2000       $12,365      $11,328    $14,335
10/31/2000       $12,297      $11,281    $13,783
11/30/2000       $12,740      $10,391    $13,625
12/31/2000       $13,297      $10,442    $14,907
 1/31/2001       $11,930      $10,812    $13,459
 2/28/2001       $12,619      $ 9,827    $13,948
 3/31/2001       $12,780      $ 9,204    $13,854
 4/30/2001       $13,301      $ 9,919    $14,661
 5/31/2001       $13,370      $ 9,986    $14,193
 6/30/2001       $12,692      $ 9,743    $13,062
 7/31/2001       $12,236      $ 9,647    $12,460
 8/31/2001       $12,400      $ 9,043    $12,121
 9/30/2001       $11,809      $ 8,313    $10,718
10/31/2001       $11,820      $ 8,471    $10,679
11/30/2001       $11,703      $ 9,121    $10,106
12/31/2001       $12,162      $ 9,201    $10,370
 1/31/2002       $12,012      $ 9,067    $ 9,772
 2/28/2002       $11,974      $ 8,892    $ 9,557
 3/31/2002       $12,643      $ 9,226    $10,720
 4/30/2002       $12,542      $ 8,667    $10,521
 5/31/2002       $12,238      $ 8,603    $ 9,587
 6/30/2002       $11,694      $ 7,990    $ 8,906
 7/31/2002       $10,671      $ 7,367    $ 7,661
 8/31/2002       $11,093      $ 7,416    $ 7,949
 9/30/2002       $10,285      $ 6,610    $ 6,922
10/31/2002       $10,272      $ 7,192    $ 6,796
11/30/2002       $10,492      $ 7,615    $ 6,976
12/31/2002       $10,837      $ 7,167    $ 7,259
 1/31/2003       $10,392      $ 6,980    $ 7,037
 2/28/2003       $10,104      $ 6,875    $ 6,704
 3/31/2003       $10,455      $ 6,942    $ 7,032
 4/30/2003       $11,013      $ 7,514    $ 7,640
 5/31/2003       $11,982      $ 7,909    $ 8,437
 6/30/2003       $12,013      $ 8,010    $ 8,533
 7/31/2003       $11,463      $ 8,152    $ 7,982
 8/31/2003       $11,476      $ 8,310    $ 8,134
 9/30/2003       $11,908      $ 8,222    $ 8,496
10/31/2003       $12,112      $ 8,687    $ 8,586
11/30/2003       $12,248      $ 8,764    $ 8,595
12/31/2003       $12,850      $ 9,223    $ 9,172
 1/31/2004       $13,069      $ 9,393    $ 9,366
 2/29/2004       $13,411      $ 9,523    $ 9,550
 3/31/2004       $13,507      $ 9,380    $ 9,646
 4/30/2004       $13,106      $ 9,232    $ 9,291
 5/31/2004       $13,231      $ 9,359    $ 9,377
 6/30/2004       $13,439      $ 9,541    $ 9,523
 7/31/2004       $13,579      $ 9,225    $ 9,680
 8/31/2004       $14,123      $ 9,263    $10,078
 9/30/2004       $14,262      $ 9,363    $10,164
10/31/2004       $14,853      $ 9,506    $10,660
11/30/2004       $15,261      $ 9,891    $11,110
12/31/2004       $15,767      $10,227    $11,403
 1/31/2005       $15,895      $ 9,978    $11,636
 2/28/2005       $16,023      $10,188    $11,887
 3/31/2005       $16,059      $10,007    $12,021
 4/30/2005       $16,403      $ 9,818    $12,395
 5/31/2005       $16,690      $10,130    $12,418
 6/30/2005       $17,429      $10,144    $13,141
 7/31/2005       $17,689      $10,522    $13,435
 8/31/2005       $17,848      $10,426    $13,558
 9/30/2005       $18,278      $10,510    $14,099
10/31/2005       $17,229      $10,335    $13,206
11/30/2005       $17,273      $10,726    $13,179
12/31/2005       $17,370      $10,729    $13,326
 1/31/2006       $17,813      $11,014    $13,653
 2/28/2006       $18,109      $11,043    $13,806
 3/31/2006       $17,522      $11,181    $13,172
 4/30/2006       $17,716      $11,331    $13,381
 5/31/2006       $17,895      $11,005    $13,594
 6/30/2006       $18,279      $11,020    $13,921
 7/31/2006       $19,104      $11,088    $14,605
 8/31/2006       $19,584      $11,352    $15,021
 9/30/2006       $19,410      $11,644    $14,771
10/31/2006       $20,407      $12,024    $15,570
11/30/2006       $21,102      $12,252    $15,942
12/31/2006       $21,394      $12,424    $16,123
 1/31/2007       $21,362      $12,612    $16,076
 2/28/2007       $22,164      $12,365    $16,926
 3/31/2007       $23,041      $12,504    $17,621
 4/30/2007       $23,768      $13,057    $18,362
 5/31/2007       $23,958      $13,513    $18,490
 6/30/2007       $22,816      $13,289    $17,553
 7/31/2007       $21,974      $12,877    $16,895
 8/31/2007       $22,498      $13,070    $17,282
 9/30/2007       $23,238      $13,558    $17,896
10/31/2007       $24,693      $13,774    $19,091
11/30/2007       $24,693      $13,198    $19,198
12/31/2007       $24,795      $13,107    $19,247
 1/31/2008       $23,107      $12,321    $17,931
 2/29/2008       $21,976      $11,920    $17,051
 3/31/2008       $22,221      $11,869    $17,335
 4/30/2008       $23,342      $12,447    $18,250
 5/31/2008       $24,072      $12,608    $18,863
 6/30/2008       $23,549      $11,545    $18,717
 7/31/2008       $22,558      $11,448    $17,567
 8/31/2008       $22,473      $11,614    $17,321
 9/30/2008       $20,435      $10,579    $15,345
10/31/2008       $18,113      $ 8,802    $13,550
11/30/2008       $18,594      $ 8,171    $13,964
12/31/2008       $18,347      $ 8,257    $13,669
 1/31/2009       $18,155      $ 7,561    $13,580
 2/28/2009       $16,001      $ 6,756    $11,895
 3/31/2009       $16,374      $ 7,348    $12,194
 4/30/2009       $16,674      $ 8,051    $12,271
 5/31/2009       $17,258      $ 8,502    $12,729
 6/30/2009       $18,169      $ 8,519    $13,435
 7/31/2009       $18,919      $ 9,163    $13,956
 8/31/2009       $19,115      $ 9,494    $14,066
 9/30/2009       $19,280      $ 9,848    $14,262

AVERAGE ANNUAL TOTAL RETURN

CLASS R                    9/30/09
-------                    -------
1-Year                      -5.57%
5-Year                      +6.35%
Since Inception (1/1/02)    +6.18%

CLASS R (1/1/02-9/30/09)

                               (PERFORMANCE GRAPH)

                FRANKLIN                 S&P 500
                UTILITIES     S&P 500   UTILITIES
   DATE      FUND - CLASS R    INDEX      INDEX
----------   --------------   -------   ---------
  1/1/2002       $10,000      $10,000    $10,000
 1/31/2002       $ 9,796      $ 9,854    $ 9,424
 2/28/2002       $ 9,766      $ 9,664    $ 9,216
 3/31/2002       $10,304      $10,027    $10,338
 4/30/2002       $10,231      $ 9,420    $10,146
 5/31/2002       $ 9,984      $ 9,350    $ 9,245
 6/30/2002       $ 9,543      $ 8,684    $ 8,588
 7/31/2002       $ 8,720      $ 8,007    $ 7,388
 8/31/2002       $ 9,053      $ 8,060    $ 7,666
 9/30/2002       $ 8,399      $ 7,184    $ 6,675
10/31/2002       $ 8,399      $ 7,816    $ 6,554
11/30/2002       $ 8,568      $ 8,276    $ 6,727
12/31/2002       $ 8,852      $ 7,790    $ 7,001
 1/31/2003       $ 8,489      $ 7,586    $ 6,786
 2/28/2003       $ 8,254      $ 7,472    $ 6,465
 3/31/2003       $ 8,546      $ 7,545    $ 6,781
 4/30/2003       $ 9,001      $ 8,166    $ 7,368
 5/31/2003       $ 9,794      $ 8,596    $ 8,137
 6/30/2003       $ 9,819      $ 8,706    $ 8,229
 7/31/2003       $ 9,369      $ 8,859    $ 7,697
 8/31/2003       $ 9,380      $ 9,032    $ 7,844
 9/30/2003       $ 9,739      $ 8,936    $ 8,194
10/31/2003       $ 9,917      $ 9,442    $ 8,280
11/30/2003       $10,017      $ 9,525    $ 8,289
12/31/2003       $10,524      $10,024    $ 8,845
 1/31/2004       $10,692      $10,208    $ 9,032
 2/29/2004       $10,971      $10,350    $ 9,209
 3/31/2004       $11,053      $10,194    $ 9,302
 4/30/2004       $10,725      $10,034    $ 8,960
 5/31/2004       $10,838      $10,172    $ 9,043
 6/30/2004       $11,013      $10,370    $ 9,184
 7/31/2004       $11,127      $10,026    $ 9,335
 8/31/2004       $11,572      $10,067    $ 9,719
 9/30/2004       $11,690      $10,176    $ 9,802
10/31/2004       $12,174      $10,332    $10,280
11/30/2004       $12,508      $10,750    $10,714
12/31/2004       $12,922      $11,115    $10,996
 1/31/2005       $13,028      $10,844    $11,221
 2/28/2005       $13,133      $11,073    $11,463
 3/31/2005       $13,163      $10,877    $11,592
 4/30/2005       $13,458      $10,670    $11,953
 5/31/2005       $13,693      $11,010    $11,975
 6/30/2005       $14,300      $11,025    $12,672
 7/31/2005       $14,513      $11,435    $12,956
 8/31/2005       $14,644      $11,331    $13,075
 9/30/2005       $15,003      $11,423    $13,596
10/31/2005       $14,144      $11,232    $12,736
11/30/2005       $14,168      $11,657    $12,710
12/31/2005       $14,254      $11,661    $12,851
 1/31/2006       $14,618      $11,970    $13,167
 2/28/2006       $14,861      $12,003    $13,313
 3/31/2006       $14,387      $12,152    $12,703
 4/30/2006       $14,545      $12,315    $12,904
 5/31/2006       $14,704      $11,961    $13,109
 6/30/2006       $15,012      $11,977    $13,425
 7/31/2006       $15,690      $12,051    $14,085
 8/31/2006       $16,084      $12,338    $14,485
 9/30/2006       $15,947      $12,655    $14,245
10/31/2006       $16,778      $13,068    $15,015
11/30/2006       $17,348      $13,316    $15,374
12/31/2006       $17,584      $13,503    $15,548
 1/31/2007       $17,559      $13,707    $15,503
 2/28/2007       $18,217      $13,439    $16,322
 3/31/2007       $18,944      $13,590    $16,993
 4/30/2007       $19,541      $14,192    $17,707
 5/31/2007       $19,698      $14,687    $17,831
 6/30/2007       $18,754      $14,443    $16,928
 7/31/2007       $18,074      $13,995    $16,293
 8/31/2007       $18,506      $14,205    $16,666
 9/30/2007       $19,124      $14,736    $17,258
10/31/2007       $20,320      $14,970    $18,410
11/30/2007       $20,320      $14,345    $18,513
12/31/2007       $20,412      $14,245    $18,561
 1/31/2008       $19,024      $13,391    $17,292
 2/29/2008       $18,093      $12,956    $16,443
 3/31/2008       $18,288      $12,900    $16,717
 4/30/2008       $19,224      $13,528    $17,600
 5/31/2008       $19,825      $13,703    $18,190
 6/30/2008       $19,403      $12,548    $18,050
 7/31/2008       $18,586      $12,442    $16,941
 8/31/2008       $18,516      $12,622    $16,704
 9/30/2008       $16,844      $11,498    $14,798
10/31/2008       $14,932      $ 9,567    $13,067
11/30/2008       $15,329      $ 8,880    $13,466
12/31/2008       $15,131      $ 8,975    $13,182
 1/31/2009       $14,973      $ 8,218    $13,096
 2/28/2009       $13,184      $ 7,343    $11,471
 3/31/2009       $13,513      $ 7,986    $11,759
 4/30/2009       $13,760      $ 8,751    $11,833
 5/31/2009       $14,241      $ 9,240    $12,275
 6/30/2009       $14,998      $ 9,259    $12,956
 7/31/2009       $15,601      $ 9,959    $13,459
 8/31/2009       $15,777      $10,318    $13,565
 9/30/2009       $15,906      $10,703    $13,753


                               Annual Report | 55

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS              9/30/09
-------------              -------
1-Year                      -5.12%
5-Year                      +6.89%
10-Year                     +7.48%

ADVISOR CLASS (10/1/99-9/30/09)

                               (PERFORMANCE GRAPH)

                 FRANKLIN                  S&P 500
             UTILITIES FUND -   S&P 500   UTILITIES
   DATE        ADVISOR CLASS     INDEX      INDEX
----------   ----------------   -------   ---------
 10/1/1999        $10,000       $10,000    $10,000
10/31/1999        $10,187       $10,633    $10,144
11/30/1999        $ 9,584       $10,849    $ 9,391
12/31/1999        $ 9,463       $11,488    $ 9,484
 1/31/2000        $10,001       $10,911    $10,513
 2/29/2000        $ 9,255       $10,704    $ 9,864
 3/31/2000        $ 9,583       $11,751    $10,193
 4/30/2000        $10,151       $11,398    $10,986
 5/31/2000        $10,284       $11,164    $11,467
 6/30/2000        $ 9,816       $11,439    $10,784
 7/31/2000        $10,233       $11,260    $11,548
 8/31/2000        $11,315       $11,960    $13,129
 9/30/2000        $12,450       $11,328    $14,335
10/31/2000        $12,393       $11,281    $13,783
11/30/2000        $12,849       $10,391    $13,625
12/31/2000        $13,406       $10,442    $14,907
 1/31/2001        $12,033       $10,812    $13,459
 2/28/2001        $12,737       $ 9,827    $13,948
 3/31/2001        $12,906       $ 9,204    $13,854
 4/30/2001        $13,442       $ 9,919    $14,661
 5/31/2001        $13,524       $ 9,986    $14,193
 6/30/2001        $12,837       $ 9,743    $13,062
 7/31/2001        $12,390       $ 9,647    $12,460
 8/31/2001        $12,555       $ 9,043    $12,121
 9/30/2001        $11,966       $ 8,313    $10,718
10/31/2001        $11,978       $ 8,471    $10,679
11/30/2001        $11,870       $ 9,121    $10,106
12/31/2001        $12,342       $ 9,201    $10,370
 1/31/2002        $12,190       $ 9,067    $ 9,772
 2/28/2002        $12,165       $ 8,892    $ 9,557
 3/31/2002        $12,848       $ 9,226    $10,720
 4/30/2002        $12,759       $ 8,667    $10,521
 5/31/2002        $12,464       $ 8,603    $ 9,587
 6/30/2002        $11,905       $ 7,990    $ 8,906
 7/31/2002        $10,868       $ 7,367    $ 7,661
 8/31/2002        $11,309       $ 7,416    $ 7,949
 9/30/2002        $10,491       $ 6,610    $ 6,922
10/31/2002        $10,491       $ 7,192    $ 6,796
11/30/2002        $10,715       $ 7,615    $ 6,976
12/31/2002        $11,069       $ 7,167    $ 7,259
 1/31/2003        $10,616       $ 6,980    $ 7,037
 2/28/2003        $10,323       $ 6,875    $ 6,704
 3/31/2003        $10,693       $ 6,942    $ 7,032
 4/30/2003        $11,275       $ 7,514    $ 7,640
 5/31/2003        $12,275       $ 7,909    $ 8,437
 6/30/2003        $12,320       $ 8,010    $ 8,533
 7/31/2003        $11,759       $ 8,152    $ 7,982
 8/31/2003        $11,773       $ 8,310    $ 8,134
 9/30/2003        $12,234       $ 8,222    $ 8,496
10/31/2003        $12,441       $ 8,687    $ 8,586
11/30/2003        $12,580       $ 8,764    $ 8,595
12/31/2003        $13,215       $ 9,223    $ 9,172
 1/31/2004        $13,439       $ 9,393    $ 9,366
 2/29/2004        $13,803       $ 9,523    $ 9,550
 3/31/2004        $13,907       $ 9,380    $ 9,646
 4/30/2004        $13,496       $ 9,232    $ 9,291
 5/31/2004        $13,638       $ 9,359    $ 9,377
 6/30/2004        $13,859       $ 9,541    $ 9,523
 7/31/2004        $14,016       $ 9,225    $ 9,680
 8/31/2004        $14,574       $ 9,263    $10,078
 9/30/2004        $14,739       $ 9,363    $10,164
10/31/2004        $15,346       $ 9,506    $10,660
11/30/2004        $15,780       $ 9,891    $11,110
12/31/2004        $16,306       $10,227    $11,403
 1/31/2005        $16,452       $ 9,978    $11,636
 2/28/2005        $16,599       $10,188    $11,887
 3/31/2005        $16,635       $10,007    $12,021
 4/30/2005        $17,020       $ 9,818    $12,395
 5/31/2005        $17,315       $10,130    $12,418
 6/30/2005        $18,097       $10,144    $13,141
 7/31/2005        $18,381       $10,522    $13,435
 8/31/2005        $18,545       $10,426    $13,558
 9/30/2005        $19,014       $10,510    $14,099
10/31/2005        $17,931       $10,335    $13,206
11/30/2005        $17,976       $10,726    $13,179
12/31/2005        $18,090       $10,729    $13,326
 1/31/2006        $18,564       $11,014    $13,653
 2/28/2006        $18,870       $11,043    $13,806
 3/31/2006        $18,276       $11,181    $13,172
 4/30/2006        $18,477       $11,331    $13,381
 5/31/2006        $18,693       $11,005    $13,594
 6/30/2006        $19,105       $11,020    $13,921
 7/31/2006        $19,961       $11,088    $14,605
 8/31/2006        $20,491       $11,352    $15,021
 9/30/2006        $20,322       $11,644    $14,771
10/31/2006        $21,374       $12,024    $15,570
11/30/2006        $22,111       $12,252    $15,942
12/31/2006        $22,425       $12,424    $16,123
 1/31/2007        $22,409       $12,612    $16,076
 2/28/2007        $23,243       $12,365    $16,926
 3/31/2007        $24,191       $12,504    $17,621
 4/30/2007        $24,966       $13,057    $18,362
 5/31/2007        $25,164       $13,513    $18,490
 6/30/2007        $23,980       $13,289    $17,553
 7/31/2007        $23,117       $12,877    $16,895
 8/31/2007        $23,681       $13,070    $17,282
 9/30/2007        $24,474       $13,558    $17,896
10/31/2007        $26,012       $13,774    $19,091
11/30/2007        $26,045       $13,198    $19,198
12/31/2007        $26,164       $13,107    $19,247
 1/31/2008        $24,379       $12,321    $17,931
 2/29/2008        $23,213       $11,920    $17,051
 3/31/2008        $23,472       $11,869    $17,335
 4/30/2008        $24,683       $12,447    $18,250
 5/31/2008        $25,467       $12,608    $18,863
 6/30/2008        $24,923       $11,545    $18,717
 7/31/2008        $23,882       $11,448    $17,567
 8/31/2008        $23,811       $11,614    $17,321
 9/30/2008        $21,671       $10,579    $15,345
10/31/2008        $19,211       $ 8,802    $13,550
11/30/2008        $19,736       $ 8,171    $13,964
12/31/2008        $19,492       $ 8,257    $13,669
 1/31/2009        $19,289       $ 7,561    $13,580
 2/28/2009        $17,002       $ 6,756    $11,895
 3/31/2009        $17,430       $ 7,348    $12,194
 4/30/2009        $17,747       $ 8,051    $12,271
 5/31/2009        $18,382       $ 8,502    $12,729
 6/30/2009        $19,354       $ 8,519    $13,435
 7/31/2009        $20,165       $ 9,163    $13,956
 8/31/2009        $20,391       $ 9,494    $14,066
 9/30/2009        $20,563       $ 9,848    $14,262

ENDNOTES

IN ADDITION TO SENSITIVITY TO OTHER FACTORS, SECURITIES ISSUED BY UTILITY COMPANIES HAVE BEEN HISTORICALLY SENSITIVE TO INTEREST RATE CHANGES. WHEN INTEREST RATES FALL, UTILITY SECURITIES PRICES, AND THUS A UTILITIES FUND'S SHARE PRICE, TEND TO RISE; WHEN INTEREST RATES RISE, THEIR PRICES GENERALLY FALL. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) Distribution rate is based on an annualization of the respective class's current quarterly dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 9/30/09.

(5.) The 30-day standardized yield for the 30 days ended 9/30/09 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate (which reflects the Fund's past dividends paid to shareholders) or the income reported in the Fund's financial statements.

(6.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(7.) Source: (C) 2009 Morningstar. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The S&P 500 Utilities Index is a market capitalization-weighted index consisting of all utility stocks in the S&P 500.


                               56 | Annual Report

Your Fund's Expenses

FRANKLIN UTILITIES FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 57

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING     ENDING     EXPENSES PAID
                                            ACCOUNT     ACCOUNT        DURING
                                             VALUE       VALUE         PERIOD*
                                             4/1/09     9/30/09    4/1/09-9/30/09
                                           ---------   ---------   --------------
CLASS A
Actual                                       $1,000    $1,179.90        $4.48
Hypothetical (5% return before expenses)     $1,000    $1,020.96        $4.15
CLASS B
Actual                                       $1,000    $1,176.90        $7.15
Hypothetical (5% return before expenses)     $1,000    $1,018.50        $6.63
CLASS C
Actual                                       $1,000    $1,177.60        $7.15
Hypothetical (5% return before expenses)     $1,000    $1,018.50        $6.63
CLASS R
Actual                                       $1,000    $1,177.20        $6.33
Hypothetical (5% return before expenses)     $1,000    $1,019.25        $5.87
ADVISOR CLASS
Actual                                       $1,000    $1,179.70        $3.61
Hypothetical (5% return before expenses)     $1,000    $1,021.76        $3.35

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.82%; B: 1.31%; C: 1.31%; R: 1.16%; and
     Advisor: 0.66%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                               58 | Annual Report

Franklin Custodian Funds

FINANCIAL HIGHLIGHTS

FRANKLIN DYNATECH FUND

                                                          YEAR ENDED SEPTEMBER 30,
                                        -----------------------------------------------------------
CLASS A                                   2009        2008         2007         2006         2005
-------                                 --------    --------     --------     --------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $  24.87    $  32.33     $  25.80     $  24.98     $  22.01
                                        --------    --------     --------     --------     --------
Income from investment operations(a):
   Net investment income (loss)(b) ..      (0.06)      (0.08)       (0.08)       (0.05)       (0.01)
   Net realized and unrealized gains
      (losses) ......................      (0.03)      (6.67)        6.61         0.87         2.98
                                        --------    --------     --------     --------     --------
Total from investment operations ....      (0.09)      (6.75)        6.53         0.82         2.97
                                        --------    --------     --------     --------     --------
Less distributions from net realized
   gains ............................      (1.58)      (0.71)          --           --           --
                                        --------    --------     --------     --------     --------
Redemption fees(c) ..................         --          --(d)        --(d)        --(d)        --(d)
                                        --------    --------     --------     --------     --------
Net asset value, end of year ........   $  23.20    $  24.87     $  32.33     $  25.80     $  24.98
                                        ========    ========     ========     ========     ========
Total return(e) .....................       2.71%     (21.36)%      25.31%        3.28%       13.49%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .........................       1.16%       0.97%        0.99%        0.97%        1.00%
Net investment income (loss) ........      (0.34)%     (0.26)%      (0.30)%      (0.20)%      (0.02)%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $503,472    $388,843     $553,347     $590,633     $628,732
Portfolio turnover rate .............      46.05%      41.01%       18.03%       18.61%       17.26%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 59

Franklin Custodian Funds

FRANKLIN DYNATECH FUND

                                                       YEAR ENDED SEPTEMBER 30,
                                        ------------------------------------------------------
CLASS B                                   2009       2008        2007        2006        2005
-------                                 -------    -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $ 23.48    $ 30.78     $ 24.75     $ 24.15     $ 21.43
                                        -------    -------     -------     -------     -------
Income from investment operations(a):
   Net investment income (loss)(b) ..     (0.19)     (0.29)      (0.28)      (0.23)      (0.18)
   Net realized and unrealized gains
      (losses) ......................     (0.11)     (6.30)       6.31        0.83        2.90
                                        -------    -------     -------     -------     -------
Total from investment operations ....     (0.30)     (6.59)       6.03        0.60        2.72
                                        -------    -------     -------     -------     -------
Less distributions from net realized
   gains ............................     (1.58)     (0.71)         --          --          --
                                        -------    -------     -------     -------     -------
Redemption fees(c) ..................        --         --(d)       --(d)       --(d)       --(d)
                                        -------    -------     -------     -------     -------
Net asset value, end of year ........   $ 21.60    $ 23.48     $ 30.78     $ 24.75     $ 24.15
                                        =======    =======     =======     =======     =======
Total return(e) .....................      1.96%    (21.96)%     24.36%       2.48%      12.69%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .........................      1.91%      1.73%       1.75%       1.72%       1.74%
Net investment income (loss) ........     (1.09)%    (1.02)%     (1.06)%     (0.95)%     (0.76)%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $13,682    $10,704     $16,625     $18,718     $19,497
Portfolio turnover rate .............     46.05%     41.01%      18.03%      18.61%      17.26%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               60 | Annual Report

Franklin Custodian Funds

FRANKLIN DYNATECH FUND

                                                       YEAR ENDED SEPTEMBER 30,
                                        ------------------------------------------------------
CLASS C                                   2009       2008        2007        2006        2005
-------                                 -------    -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $ 23.23    $ 30.46     $ 24.50     $ 23.90     $ 21.21
                                        -------    -------     -------     -------     -------
Income from investment operations(a):
   Net investment income (loss)(b) ..     (0.19)     (0.28)      (0.28)      (0.23)      (0.17)
   Net realized and unrealized gains
      (losses) ......................     (0.12)     (6.24)       6.24        0.83        2.86
                                        -------    -------     -------     -------     -------
Total from investment operations ....     (0.31)     (6.52)       5.96        0.60        2.69
                                        -------    -------     -------     -------     -------
Less distributions from net realized
   gains ............................     (1.58)     (0.71)         --          --          --
                                        -------    -------     -------     -------     -------
Redemption fees(c) ..................        --         --(d)       --(d)       --(d)       --(d)
                                        -------    -------     -------     -------     -------
Net asset value, end of year ........   $ 21.34    $ 23.23     $ 30.46     $ 24.50     $ 23.90
                                        =======    =======     =======     =======     =======
Total return(e) .....................      1.89%    (21.93)%     24.33%       2.51%      12.68%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .........................      1.91%      1.73%       1.74%       1.71%       1.74%
Net investment income (loss) ........     (1.09)%    (1.02)%     (1.05)%     (0.94)%     (0.76)%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $83,435    $53,289     $70,413     $69,069     $73,587

Portfolio turnover rate .............     46.05%     41.01%      18.03%      18.61%      17.26%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 61

Franklin Custodian Funds

FRANKLIN DYNATECH FUND

                                         PERIOD ENDED
                                        SEPTEMBER 30,
CLASS R                                    2009(a)
-------                                 -------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ...........................      $15.66
                                           ------
Income from investment operations(b):
   Net investment income (loss)(c) ..       (0.09)
   Net realized and unrealized gains
      (losses) ......................        7.56
                                           ------
Total from investment operations ....        7.47
                                           ------
Net asset value, end of period ......      $23.13
                                           ======
Total return(d) .....................       47.70%
RATIOS TO AVERAGE NET ASSETS(e)
Expenses(f) .........................        1.41%
Net investment income (loss) ........       (0.59)%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...      $6,345
Portfolio turnover rate .............       46.05%

(a)  For the period December 1, 2008 (effective date) to September 30, 2009.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(e)  Ratios are annualized for periods less than one year.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               62 | Annual Report

Franklin Custodian Funds

FRANKLIN DYNATECH FUND

                                        YEAR ENDED SEPTEMBER 30,
                                        ------------------------
ADVISOR CLASS                               2009     2008(a)
-------------                              ------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..      $24.90    $ 31.40
                                           ------    -------
Income from investment operations(b):
   Net investment income (loss)(c) ..       (0.02)     (0.01)
   Net realized and unrealized gains
      (losses) ......................       (0.02)     (6.49)
                                           ------    -------
Total from investment operations ....       (0.04)     (6.50)
                                           ------    -------
Less distributions from net realized
   gains ............................       (1.58)        --
                                           ------    -------
Redemption fees(d) ..................          --         --(e)
                                           ------    -------
Net asset value, end of year ........      $23.28    $ 24.90
                                           ======    =======
Total return(f) .....................        2.92%    (20.70)%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses(h) .........................        0.91%      0.73%
Net investment income (loss) ........       (0.09)%    (0.02)%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....      $8,208    $ 1,938
Portfolio turnover rate .............       46.05%     41.01%

(a)  For the period May 15, 2008 (effective date) to September 30, 2008.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 63

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009

      FRANKLIN DYNATECH FUND                                             COUNTRY             SHARES               VALUE
      ----------------------                                         --------------   -------------------   ----------------
      COMMON STOCKS 100.1%
      AEROSPACE & DEFENSE 1.7%
      Precision Castparts Corp. ..................................    United States               100,000   $     10,187,000
                                                                                                            ----------------
      AIR FREIGHT & LOGISTICS 1.4%
      C.H. Robinson Worldwide Inc. ...............................    United States               150,000          8,662,500
                                                                                                            ----------------
      BIOTECHNOLOGY 6.6%
  (a) Amgen Inc. .................................................    United States                50,000          3,011,500
  (a) Celgene Corp. ..............................................    United States               250,000         13,975,000
  (a) Gilead Sciences Inc. .......................................    United States               369,600         17,215,968
  (a) Myriad Genetics Inc. .......................................    United States               175,000          4,795,000
  (b) Talecris Biotherapeutics Holdings Corp. ....................    United States                93,300          1,866,000
                                                                                                            ----------------
                                                                                                                  40,863,468
                                                                                                            ----------------
      CAPITAL MARKETS 2.6%
      The Goldman Sachs Group Inc. ...............................    United States                55,000         10,139,250
      Invesco Ltd. ...............................................    United States               250,000          5,690,000
                                                                                                            ----------------
                                                                                                                  15,829,250
                                                                                                            ----------------
      CHEMICALS 3.6%
      Monsanto Co. ...............................................    United States               125,000          9,675,000
      Sigma-Aldrich Corp. ........................................    United States               225,000         12,145,500
                                                                                                            ----------------
                                                                                                                  21,820,500
                                                                                                            ----------------
      COMMERCIAL BANKS 0.2%
      Industrial and Commercial Bank of China Ltd., H ............        China                 2,000,000          1,507,097
                                                                                                            ----------------
      COMMERCIAL SERVICES & SUPPLIES 0.8%
  (a) Stericycle Inc. ............................................    United States               100,000          4,845,000
                                                                                                            ----------------
      COMMUNICATIONS EQUIPMENT 7.4%
  (a) Cisco Systems Inc. .........................................    United States               500,000         11,770,000
  (a) Juniper Networks Inc. ......................................    United States                60,000          1,621,200
      QUALCOMM Inc. ..............................................    United States               310,000         13,943,800
  (a) Research In Motion Ltd. ....................................       Canada                   120,000          8,106,000
      Tandberg ASA ...............................................       Norway                   400,000          9,574,247
      ZTE Corp., H ...............................................        China                   100,000            527,742
                                                                                                            ----------------
                                                                                                                  45,542,989
                                                                                                            ----------------
      COMPUTERS & PERIPHERALS 8.9%
  (a) Apple Inc. .................................................    United States               220,000         40,781,400
      Hewlett-Packard Co. ........................................    United States               300,000         14,163,000
                                                                                                            ----------------
                                                                                                                  54,944,400
                                                                                                            ----------------
      CONSUMER FINANCE 0.6%
      American Express Co. .......................................    United States               100,000          3,390,000
                                                                                                            ----------------
      DIVERSIFIED FINANCIAL SERVICES 1.0%
      CME Group Inc. .............................................    United States                20,000          6,163,800
                                                                                                            ----------------
      ELECTRICAL EQUIPMENT 0.2%
  (a) A123 System Inc. ...........................................    United States                63,100          1,345,292
                                                                                                            ----------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.9%
  (a) Dolby Laboratories Inc., A .................................    United States               150,000          5,728,500
                                                                                                            ----------------


                               64 | Annual Report

Franklin Custodian Funds

      FRANKLIN DYNATECH FUND                                             COUNTRY             SHARES               VALUE
      ----------------------                                         --------------   -------------------   ----------------
      COMMON STOCKS (CONTINUED)
      ENERGY EQUIPMENT & SERVICES 6.4%
  (a) FMC Technologies Inc. ......................................    United States               300,000   $     15,672,000
  (a) National Oilwell Varco Inc. ................................    United States               200,000          8,626,000
      Schlumberger Ltd. ..........................................    United States               200,000         11,920,000
  (a) Weatherford International Ltd. .............................    United States               150,000          3,109,500
                                                                                                            ----------------
                                                                                                                  39,327,500
                                                                                                            ----------------
      HEALTH CARE EQUIPMENT & SUPPLIES 4.4%
      Alcon Inc. .................................................     Switzerland                 50,000          6,933,500
      Baxter International Inc. ..................................    United States               100,000          5,701,000
  (a) Edwards Lifesciences Corp. .................................    United States                30,000          2,097,300
  (a) Intuitive Surgical Inc. ....................................    United States                20,000          5,245,000
      Stryker Corp. ..............................................    United States               150,000          6,814,500
                                                                                                            ----------------
                                                                                                                  26,791,300
                                                                                                            ----------------
      HEALTH CARE PROVIDERS & SERVICES 2.3%
  (a) Express Scripts Inc. .......................................    United States               150,000         11,637,000
  (a) VCA Antech Inc. ............................................    United States               100,000          2,689,000
                                                                                                            ----------------
                                                                                                                  14,326,000
                                                                                                            ----------------
      HEALTH CARE TECHNOLOGY 1.8%
  (a) Cerner Corp. ...............................................    United States               150,000         11,220,000
                                                                                                            ----------------
      INDUSTRIAL CONGLOMERATES 1.3%
      General Electric Co. .......................................    United States               500,000          8,210,000
                                                                                                            ----------------
      INTERNET & CATALOG RETAIL 3.9%
  (a) Amazon.com Inc. ............................................    United States               150,000         14,004,000
  (a) Priceline.com Inc. .........................................    United States                60,000          9,949,200
                                                                                                            ----------------
                                                                                                                  23,953,200
                                                                                                            ----------------
      INTERNET SOFTWARE & SERVICES 9.3%
  (a) Baidu Inc., ADR ............................................        China                    25,000          9,776,250
  (a) Google Inc., A .............................................    United States                50,200         24,891,670
  (a) MercadoLibre Inc. ..........................................      Argentina                 100,000          3,846,000
  (a) NetEase.com Inc., ADR ......................................        China                    25,000          1,142,000
  (a) Sohu.com Inc. ..............................................        China                   100,000          6,878,000
      Tencent Holdings Ltd. ......................................        China                   650,000         10,576,129
                                                                                                            ----------------
                                                                                                                  57,110,049
                                                                                                            ----------------
      IT SERVICES 4.2%
      MasterCard Inc., A .........................................    United States                42,000          8,490,300
      Visa Inc., A ...............................................    United States               250,000         17,277,500
                                                                                                            ----------------
                                                                                                                  25,767,800
                                                                                                            ----------------
      LIFE SCIENCES TOOLS & SERVICES 2.9%
  (a) Illumina Inc. ..............................................    United States               100,000          4,250,000
  (a) Thermo Fisher Scientific Inc. ..............................    United States               125,000          5,458,750
  (a) Waters Corp. ...............................................    United States               150,000          8,379,000
                                                                                                            ----------------
                                                                                                                  18,087,750
                                                                                                            ----------------
      MACHINERY 1.6%
      Flowserve Corp. ............................................    United States               100,000          9,854,000
                                                                                                            ----------------


                               Annual Report | 65

Franklin Custodian Funds

      FRANKLIN DYNATECH FUND                                             COUNTRY             SHARES               VALUE
      ----------------------                                         --------------   -------------------   ----------------
      COMMON STOCKS (CONTINUED)
      OIL, GAS & CONSUMABLE FUELS 0.8%
      Petroleo Brasileiro SA, ADR ................................       Brazil                   100,000   $      4,590,000
                                                                                                            ----------------
      PHARMACEUTICALS 5.9%
      Allergan Inc. ..............................................    United States               100,000          5,676,000
      Johnson & Johnson ..........................................    United States                75,000          4,566,750
      Roche Holding AG ...........................................     Switzerland                 50,000          8,079,298
      Teva Pharmaceutical Industries Ltd., ADR ...................       Israel                   350,000         17,696,000
                                                                                                            ----------------
                                                                                                                  36,018,048
                                                                                                            ----------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9.1%
  (a) Hittite Microwave Corp. ....................................    United States               100,000          3,678,000
      Intel Corp. ................................................    United States             1,125,000         22,016,250
  (a) Lam Research Corp. .........................................    United States               200,000          6,832,000
      Microchip Technology Inc. ..................................    United States               175,000          4,637,500
  (a) Netlogic Microsystems Inc. .................................    United States               125,000          5,625,000
  (a) NVIDIA Corp. ...............................................    United States               125,000          1,878,750
      Power Integrations Inc. ....................................    United States               100,000          3,333,000
  (a) Silicon Laboratories Inc. ..................................    United States               175,000          8,113,000
                                                                                                            ----------------
                                                                                                                  56,113,500
                                                                                                            ----------------
      SOFTWARE 8.5%
  (a) Activision Blizzard Inc. ...................................    United States               500,000          6,195,000
  (a) Adobe Systems Inc. .........................................    United States               400,000         13,216,000
  (a) ANSYS Inc. .................................................    United States               150,000          5,620,500
  (a) Autodesk Inc. ..............................................    United States               175,000          4,165,000
  (a) Concur Technologies Inc. ...................................    United States               125,000          4,970,000
      FactSet Research Systems Inc. ..............................    United States                10,000            662,400
      Microsoft Corp. ............................................    United States               250,000          6,472,500
      Oracle Corp. ...............................................    United States               250,000          5,210,000
  (a) Salesforce.com Inc. ........................................    United States               100,000          5,693,000
                                                                                                            ----------------
                                                                                                                  52,204,400
                                                                                                            ----------------
      WIRELESS TELECOMMUNICATION SERVICES 1.8%
      America Movil SAB de CV, L, ADR ............................       Mexico                    47,600          2,086,308
  (a) American Tower Corp., A ....................................    United States               250,000          9,100,000
                                                                                                            ----------------
                                                                                                                  11,186,308
                                                                                                            ----------------
      TOTAL COMMON STOCKS (COST $357,160,889) ....................                                               615,589,651
      OTHER ASSETS, LESS LIABILITIES (0.1)% ......................                                                  (447,159)
                                                                                                            ----------------
      NET ASSETS 100.0% ..........................................                                          $    615,142,492
                                                                                                            ================

See Abbreviations on page 143.

(a)  Non-income producing.

(b)  Security purchased on a delayed delivery basis. See Note 1(d).

   The accompanying notes are an integral part of these financial statements.


                               66 | Annual Report

Franklin Custodian Funds

FINANCIAL HIGHLIGHTS

FRANKLIN GROWTH FUND

                                                               YEAR ENDED SEPTEMBER 30,
                                        ---------------------------------------------------------------------
CLASS A                                    2009          2008           2007           2006           2005
-------                                 ----------    ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $    37.17    $    46.36     $    39.10     $    34.83     $    30.58
                                        ----------    ----------     ----------     ----------     ----------
Income from investment operations(a):
   Net investment income(b) .........         0.29          0.24           0.16           0.12           0.13
   Net realized and unrealized gains
      (losses) ......................        (0.67)        (9.30)          7.21           4.21           4.20
                                        ----------    ----------     ----------     ----------     ----------
Total from investment operations ....        (0.38)        (9.06)          7.37           4.33           4.33
                                        ----------    ----------     ----------     ----------     ----------
Less distributions from net
   investment income ................        (0.31)        (0.13)         (0.11)         (0.06)         (0.08)
                                        ----------    ----------     ----------     ----------     ----------
Redemption fees(c) ..................           --            --(d)          --(d)          --(d)          --(d)
                                        ----------    ----------     ----------     ----------     ----------
Net asset value, end of year ........   $    36.48    $    37.17     $    46.36     $    39.10     $    34.83
                                        ==========    ==========     ==========     ==========     ==========
Total return(e) .....................        (0.71)%      (19.59)%        18.87%         12.46%         14.17%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .........................         1.00%         0.89%          0.93%          0.91%          0.94%
Net investment income ...............         0.95%         0.56%          0.37%          0.34%          0.40%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $2,173,714    $1,708,612     $2,123,419     $1,695,802     $1,567,675
Portfolio turnover rate .............         3.92%         5.64%          0.37%          2.21%          1.16%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 67

Franklin Custodian Funds

FRANKLIN GROWTH FUND

                                                         YEAR ENDED SEPTEMBER 30,
                                        ---------------------------------------------------------
CLASS B                                   2009       2008        2007         2006         2005
-------                                 -------    -------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $ 35.44    $ 44.42     $  37.65     $  33.73     $  29.77
                                        -------    -------     --------     --------     --------
Income from investment operations(a):
   Net investment income (loss)(b) ..      0.07      (0.08)       (0.16)       (0.15)       (0.11)
   Net realized and unrealized gains
      (losses) ......................     (0.58)     (8.90)        6.93         4.07         4.07
                                        -------    -------     --------     --------     --------
Total from investment operations ....     (0.51)     (8.98)        6.77         3.92         3.96
                                        -------    -------     --------     --------     --------
Redemption fees(c) ..................        --         --(d)        --(d)        --(d)        --(d)
                                        -------    -------     --------     --------     --------
Net asset value, end of year ........   $ 34.93    $ 35.44     $  44.42     $  37.65     $  33.73
                                        =======    =======     ========     ========     ========
Total return(e) .....................     (1.44)%   (20.22)%      17.98%       11.62%       13.30%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .........................      1.75%      1.64%        1.69%        1.67%        1.69%
Net investment income (loss) ........      0.20%     (0.19)%      (0.39)%      (0.42)%      (0.35)%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $87,790    $89,779     $138,640     $122,871     $123,926
Portfolio turnover rate .............      3.92%      5.64%        0.37%        2.21%        1.16%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               68 | Annual Report

Franklin Custodian Funds

FRANKLIN GROWTH FUND

                                                          YEAR ENDED SEPTEMBER 30,
                                        -----------------------------------------------------------
CLASS C                                   2009        2008         2007         2006         2005
-------                                 --------    --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $  35.14    $  44.03     $  37.32     $  33.43     $  29.51
                                        --------    --------     --------     --------     --------
Income from investment operations(a):
   Net investment income (loss)(b) ..       0.06       (0.08)       (0.16)       (0.15)       (0.11)
   Net realized and unrealized gains
      (losses) ......................      (0.57)      (8.81)        6.87         4.04         4.03
                                        --------    --------     --------     --------     --------
Total from investment operations ....      (0.51)      (8.89)        6.71         3.89         3.92
                                        --------    --------     --------     --------     --------
Less distributions from net
   investment income ................      (0.02)         --           --           --           --
                                        --------    --------     --------     --------     --------
Redemption fees(c) ..................         --          --(d)        --(d)        --(d)        --(d)
                                        --------    --------     --------     --------     --------
Net asset value, end of year ........   $  34.61    $  35.14     $  44.03     $  37.32     $  33.43
                                        ========    ========     ========     ========     ========
Total return(e) .....................      (1.45)%    (20.19)%      17.98%       11.60%       13.32%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .........................       1.75%       1.64%        1.69%        1.66%        1.69%
Net investment income (loss) ........       0.20%      (0.19)%      (0.39)%      (0.41)%      (0.35)%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $315,305    $255,425     $340,671     $273,512     $270,538
Portfolio turnover rate .............       3.92%       5.64%        0.37%        2.21%        1.16%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 69

Franklin Custodian Funds

FRANKLIN GROWTH FUND

                                                       YEAR ENDED SEPTEMBER 30,
                                        ------------------------------------------------------
CLASS R                                   2009       2008        2007        2006        2005
-------                                 -------    -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $ 36.87    $ 45.99     $ 38.80     $ 34.59     $ 30.39
                                        -------    -------     -------     -------     -------
Income from investment operations(a):
   Net investment income(b) .........      0.20       0.14        0.04        0.02        0.05
   Net realized and unrealized gains
      (losses) ......................     (0.59)     (9.23)       7.16        4.19        4.16
                                        -------    -------     -------     -------     -------
Total from investment operations ....     (0.39)     (9.09)       7.20        4.21        4.21
                                        -------    -------     -------     -------     -------
Less distributions from net
   investment income ................     (0.11)     (0.03)      (0.01)         --(c)    (0.01)
                                        -------    -------     -------     -------     -------
Redemption fees(d) ..................        --         --(c)       --(c)       --(c)       --(c)
                                        -------    -------     -------     -------     -------
Net asset value, end of year ........   $ 36.37    $ 36.87     $ 45.99     $ 38.80     $ 34.59
                                        =======    =======     =======     =======     =======
Total return(e) .....................     (0.98)%   (19.78)%     18.55%      12.18%      13.87%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .........................      1.25%      1.14%       1.19%       1.17%       1.19%
Net investment income ...............      0.70%      0.31%       0.11%       0.08%       0.15%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $65,113    $30,175     $53,134     $37,804     $27,818
Portfolio turnover rate .............      3.92%      5.64%       0.37%       2.21%       1.16%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               70 | Annual Report

Franklin Custodian Funds

FRANKLIN GROWTH FUND

                                                          YEAR ENDED SEPTEMBER 30,
                                        -----------------------------------------------------------
ADVISOR CLASS                             2009        2008         2007         2006         2005
-------------                           --------    --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $  37.25    $  46.45     $  39.17     $  34.89     $  30.63
                                        --------    --------     --------     --------     --------
Income from investment operations(a):
   Net investment income(b) .........       0.36        0.34         0.27         0.22         0.21
   Net realized and unrealized gains
      (losses) ......................      (0.68)      (9.31)        7.21         4.21         4.21
                                        --------    --------     --------     --------     --------
Total from investment operations ....      (0.32)      (8.97)        7.48         4.43         4.42
                                        --------    --------     --------     --------     --------
Less distributions from net
   investment income ................      (0.40)      (0.23)       (0.20)       (0.15)       (0.16)
                                        --------    --------     --------     --------     --------
Redemption fees(c) ..................         --          --(d)        --(d)        --(d)        --(d)
                                        --------    --------     --------     --------     --------
Net asset value, end of year ........   $  36.53    $  37.25     $  46.45     $  39.17     $  34.89
                                        ========    ========     ========     ========     ========
Total return ........................      (0.45)%    (19.39)%      19.16%       12.73%       14.45%
RATIOS TO AVERAGE NET ASSETS
Expenses(e) .........................       0.75%       0.64%        0.69%        0.67%        0.69%
Net investment income ...............       1.20%       0.81%        0.61%        0.58%        0.65%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $430,926    $256,988     $363,221     $274,603     $221,752
Portfolio turnover rate .............       3.92%       5.64%        0.37%        2.21%        1.16%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 71

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009

      FRANKLIN GROWTH FUND                                                                   SHARES               VALUE
      --------------------                                                            -------------------   ----------------
      COMMON STOCKS 99.5%
      AUTOMOBILES & COMPONENTS 2.1%
(a)   Ford Motor Co. ..............................................................             1,100,000   $      7,931,000
      Harley-Davidson Inc. ........................................................               838,096         19,276,208
      Johnson Controls Inc. .......................................................             1,400,000         35,784,000
      Toyota Motor Corp., ADR (Japan) .............................................                30,000          2,357,100
                                                                                                            ----------------
                                                                                                                  65,348,308
                                                                                                            ----------------
      BANKS 0.5%
      Wells Fargo & Co. ...........................................................               505,600         14,247,808
                                                                                                            ----------------
      CAPITAL GOODS 21.8%
      3M Co. ......................................................................               855,000         63,099,000
      ABB Ltd., ADR (Switzerland) .................................................               850,000         17,034,000
      The Boeing Co. ..............................................................             1,045,000         56,586,750
      Caterpillar Inc. ............................................................               200,000         10,266,000
      Danaher Corp. ...............................................................               275,000         18,513,000
      Deere & Co. .................................................................               100,000          4,292,000
      Emerson Electric Co. ........................................................             1,000,000         40,080,000
      General Dynamics Corp. ......................................................             1,000,000         64,600,000
      General Electric Co. ........................................................               370,000          6,075,400
      Illinois Tool Works Inc. ....................................................             1,000,000         42,710,000
      Ingersoll-Rand PLC. .........................................................             1,002,000         30,731,340
      Lockheed Martin Corp. .......................................................               500,000         39,040,000
      Northrop Grumman Corp. ......................................................             1,000,000         51,750,000
      Pall Corp. ..................................................................               500,000         16,140,000
      Precision Castparts Corp. ...................................................               240,000         24,448,800
      Raytheon Co. ................................................................               600,000         28,782,000
      Rockwell Collins Inc. .......................................................               350,000         17,780,000
(a)   SunPower Corp., A ...........................................................                 2,000             59,780
(a)   SunPower Corp., B ...........................................................                48,000          1,211,040
      Textron Inc. ................................................................             1,050,000         19,929,000
(a)   Thomas & Betts Corp. ........................................................               500,000         15,040,000
      United Technologies Corp. ...................................................               850,000         51,790,500
      W.W. Grainger Inc. ..........................................................               550,000         49,148,000
                                                                                                            ----------------
                                                                                                                 669,106,610
                                                                                                            ----------------
      COMMERCIAL & PROFESSIONAL SERVICES 1.5%
      Avery Dennison Corp. ........................................................               462,000         16,636,620
      Dun & Bradstreet Corp. ......................................................               122,000          9,189,040
      Equifax Inc. ................................................................               400,000         11,656,000
      Robert Half International Inc. ..............................................               150,000          3,753,000
(a)   Stericycle Inc. .............................................................               100,000          4,845,000
                                                                                                            ----------------
                                                                                                                  46,079,660
                                                                                                            ----------------
      CONSUMER DURABLES & APPAREL 1.3%
      NIKE Inc., B ................................................................                75,000          4,852,500
      VF Corp. ....................................................................               500,000         36,215,000
                                                                                                            ----------------
                                                                                                                  41,067,500
                                                                                                            ----------------


                               72 | Annual Report

Franklin Custodian Funds

      FRANKLIN GROWTH FUND                                                                   SHARES               VALUE
      --------------------                                                            -------------------   ----------------
      COMMON STOCKS (CONTINUED)
      CONSUMER SERVICES 1.4%
      Carnival Corp. ..............................................................             1,065,000   $     35,443,200
(a)   Interval Leisure Group Inc. .................................................                60,020            749,050
      Starwood Hotels & Resorts Worldwide Inc. ....................................               250,000          8,257,500
                                                                                                            ----------------
                                                                                                                  44,449,750
                                                                                                            ----------------
      DIVERSIFIED FINANCIALS 1.4%
      American Express Co. ........................................................               242,300          8,213,970
      BlackRock Inc. ..............................................................               100,000         21,682,000
      JPMorgan Chase & Co. ........................................................               334,300         14,649,026
                                                                                                            ----------------
                                                                                                                  44,544,996
                                                                                                            ----------------
      ENERGY 4.9%
      BP PLC, ADR (United Kingdom) ................................................               350,200         18,641,146
      ConocoPhillips ..............................................................                35,000          1,580,600
      Devon Energy Corp. ..........................................................               290,000         19,525,700
      Exxon Mobil Corp. ...........................................................                70,000          4,802,700
(a)   FMC Technologies Inc. .......................................................               337,400         17,625,776
      Halliburton Co. .............................................................               600,000         16,272,000
(a)   National Oilwell Varco Inc. .................................................               175,000          7,547,750
      Occidental Petroleum Corp. ..................................................               200,000         15,680,000
      Peabody Energy Corp. ........................................................               350,000         13,027,000
      Royal Dutch Shell PLC, A, ADR (Netherlands) .................................               280,000         16,013,200
      Schlumberger Ltd. ...........................................................               309,100         18,422,360
(a)   Transocean Ltd. .............................................................                15,222          1,301,938
                                                                                                            ----------------
                                                                                                                 150,440,170
                                                                                                            ----------------
      FOOD & STAPLES RETAILING 0.6%
      CVS Caremark Corp. ..........................................................               503,200         17,984,368
                                                                                                            ----------------
      FOOD, BEVERAGE & TOBACCO 1.4%
      Bunge Ltd. ..................................................................               211,500         13,242,015
(a)   Hansen Natural Corp. ........................................................               300,000         11,022,000
      PepsiCo Inc. ................................................................               300,000         17,598,000
                                                                                                            ----------------
                                                                                                                  41,862,015
                                                                                                            ----------------
      HEALTH CARE EQUIPMENT & SERVICES 4.6%
      Baxter International Inc. ...................................................               400,000         22,804,000
      Cardinal Health Inc. ........................................................               300,000          8,040,000
(a)   CareFusion Corp. ............................................................               150,000          3,270,000
      Covidien PLC ................................................................               350,000         15,141,000
(a)   Edwards Lifesciences Corp. ..................................................                50,000          3,495,500
      IMS Health Inc. .............................................................               500,000          7,675,000
(a)   Intuitive Surgical Inc. .....................................................                34,000          8,916,500
(a)   Medco Health Solutions Inc. .................................................                96,480          5,336,309
      Medtronic Inc. ..............................................................                60,000          2,208,000
      Quest Diagnostics Inc. ......................................................               500,000         26,095,000
      Teleflex Inc. ...............................................................               500,000         24,155,000
(a)   Varian Medical Systems Inc. .................................................               300,000         12,639,000
(a)   Zimmer Holdings Inc. ........................................................                64,000          3,420,800
                                                                                                            ----------------
                                                                                                                 143,196,109
                                                                                                            ----------------


                               Annual Report | 73

Franklin Custodian Funds

      FRANKLIN GROWTH FUND                                                                   SHARES               VALUE
      --------------------                                                            -------------------   ----------------
      COMMON STOCKS (CONTINUED)
      HOUSEHOLD & PERSONAL PRODUCTS 0.6%
      The Procter & Gamble Co. ....................................................               335,000   $     19,403,200
                                                                                                            ----------------
      INSURANCE 1.1%
      Aflac Inc. ..................................................................               333,300         14,245,242
(a)   Berkshire Hathaway Inc., A                                                                      184         18,584,000
                                                                                                            ----------------
                                                                                                                  32,829,242
                                                                                                            ----------------
      MATERIALS 3.3%
      Air Products and Chemicals Inc. .............................................               500,000         38,790,000
      Ecolab Inc. .................................................................               353,700         16,351,551
      Goldcorp Inc. (Canada) ......................................................               275,000         11,101,750
      Martin Marietta Materials Inc. ..............................................                90,000          8,286,300
      Praxair Inc. ................................................................                60,000          4,901,400
      Sigma-Aldrich Corp. .........................................................               400,000         21,592,000
                                                                                                            ----------------
                                                                                                                 101,023,001
                                                                                                            ----------------
      MEDIA 1.5%
      The Walt Disney Co. .........................................................             1,687,290         46,332,983
                                                                                                            ----------------
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 16.4%
      Abbott Laboratories .........................................................               400,000         19,788,000
      Allergan Inc. ...............................................................               997,300         56,606,748
(a)   Amgen Inc. ..................................................................               932,000         56,134,360
(a)   Biogen Idec Inc. ............................................................               400,000         20,208,000
(a)   Celgene Corp. ...............................................................               324,400         18,133,960
(a)   Covance Inc. ................................................................               200,000         10,830,000
(a)   Dionex Corp. ................................................................               250,000         16,242,500
      Eli Lilly and Co. ...........................................................               400,000         13,212,000
(a)   Gilead Sciences Inc. ........................................................               250,000         11,645,000
      Johnson & Johnson ...........................................................             1,261,010         76,782,899
      Merck & Co. Inc. ............................................................               500,000         15,815,000
(a)   Mettler-Toledo International Inc. ...........................................                50,000          4,529,500
(a)   Millipore Corp. .............................................................               400,000         28,132,000
(a)   Onyx Pharmaceuticals Inc. ...................................................                26,418            791,747
      Pfizer Inc. .................................................................             2,170,000         35,913,500
      Pharmaceutical Product Development Inc. .....................................               200,000          4,388,000
      Roche Holding AG, ADR (Switzerland) .........................................               530,000         21,518,000
      Schering-Plough Corp. .......................................................               500,000         14,125,000
(b)   Talecris Biotherapeutics Holdings Corp. .....................................               460,000          9,200,000
      Teva Pharmaceutical Industries Ltd., ADR (Israel) ...........................               275,000         13,904,000
(a)   Waters Corp. ................................................................               500,000         27,930,000
      Wyeth .......................................................................               600,000         29,148,000
                                                                                                            ----------------
                                                                                                                 504,978,214
                                                                                                            ----------------
      RETAILING 0.6%
(a)   Expedia Inc. ................................................................               300,100          7,187,395
(a)   HSN Inc. ....................................................................                60,020            977,125
      Lowe's Cos. Inc. ............................................................               400,000          8,376,000
(a)   Ticketmaster Entertainment Inc. .............................................                60,020            701,634
                                                                                                            ----------------
                                                                                                                  17,242,154
                                                                                                            ----------------


                               74 | Annual Report

Franklin Custodian Funds

      FRANKLIN GROWTH FUND                                                                   SHARES               VALUE
      --------------------                                                            -------------------   ----------------
      COMMON STOCKS (CONTINUED)
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
      Intel Corp. .................................................................               750,000   $     14,677,500
      Texas Instruments Inc. ......................................................               250,000          5,922,500
                                                                                                            ----------------
                                                                                                                  20,600,000
                                                                                                            ----------------
      SOFTWARE & SERVICES 8.6%
(a)   Activision Blizzard Inc. ....................................................               900,000         11,151,000
(a)   Adobe Systems Inc. ..........................................................               527,900         17,441,816
(a)   Autodesk Inc. ...............................................................               800,000         19,040,000
      Automatic Data Processing Inc. ..............................................               700,000         27,510,000
(a)   Computer Sciences Corp. .....................................................             1,000,000         52,710,000
(a)   Google Inc., A ..............................................................                76,300         37,833,355
(a)   IAC/InterActiveCorp .........................................................               150,050          3,029,509
      MasterCard Inc., A ..........................................................                80,000         16,172,000
      Microsoft Corp. .............................................................               325,000          8,414,250
      Oracle Corp. ................................................................               500,000         10,420,000
      Paychex Inc. ................................................................               425,000         12,346,250
      Visa Inc., A ................................................................               291,900         20,173,209
(a)   Yahoo! Inc. .................................................................             1,600,000         28,496,000
                                                                                                            ----------------
                                                                                                                 264,737,389
                                                                                                            ----------------
      TECHNOLOGY HARDWARE & EQUIPMENT 15.0%
(a)   Agilent Technologies Inc. ...................................................             1,250,000         34,787,500
(a)   Apple Inc. ..................................................................               875,000        162,198,750
(a)   Cisco Systems Inc. ..........................................................             2,695,000         63,440,300
(a)   EMC Corp. ...................................................................             1,000,000         17,040,000
(a)   FLIR Systems Inc. ...........................................................               350,000          9,789,500
      Hewlett-Packard Co. .........................................................             1,156,250         54,586,563
      International Business Machines Corp. .......................................               580,000         69,373,800
(a)   Logitech International SA (Switzerland) .....................................               150,000          2,757,000
      Molex Inc. ..................................................................                71,483          1,492,565
      Molex Inc., A ...............................................................               133,100          2,500,949
      QUALCOMM Inc. ...............................................................               660,000         29,686,800
(a)   Research In Motion Ltd. (Canada) ............................................               200,000         13,510,000
                                                                                                            ----------------
                                                                                                                 461,163,727
                                                                                                            ----------------
      TELECOMMUNICATION SERVICES 1.2%
      America Movil SAB de CV, L, ADR (Mexico) ....................................               259,300         11,365,119
(a)   American Tower Corp., A .....................................................               715,000         26,026,000
                                                                                                            ----------------
                                                                                                                  37,391,119
                                                                                                            ----------------
      TRANSPORTATION 7.7%
(a)   Air France-KLM, ADR (France) ................................................               550,000          9,960,500
(a)   Alaska Air Group Inc. .......................................................               500,000         13,395,000
(a)   AMR Corp. ...................................................................             2,000,000         15,900,000
      Arkansas Best Corp. .........................................................               500,000         14,970,000
(a)   British Airways PLC, ADR (United Kingdom) ...................................               500,000         17,715,000
      C.H. Robinson Worldwide Inc. ................................................               267,300         15,436,575
      Canadian National Railway Co. (Canada) ......................................               500,000         24,495,000
      Canadian Pacific Railway Ltd. (Canada) ......................................               500,000         23,375,000


                               Annual Report | 75

Franklin Custodian Funds

      FRANKLIN GROWTH FUND                                                                   SHARES               VALUE
      --------------------                                                            -------------------   ----------------
      COMMON STOCKS (CONTINUED)
      TRANSPORTATION (CONTINUED)
(a)   Continental Airlines Inc., B ................................................             1,000,000   $     16,440,000
      Expeditors International of Washington Inc. .................................               404,200         14,207,630
      Forward Air Corp. ...........................................................               495,333         11,466,959
      Heartland Express Inc. ......................................................               500,000          7,200,000
(a)   Ryanair Holdings PLC, ADR (Ireland) .........................................               239,200          6,946,368
      Southwest Airlines Co. ......................................................                65,200            625,920
      Union Pacific Corp. .........................................................               600,000         35,010,000
      Werner Enterprises Inc. .....................................................               462,000          8,607,060
                                                                                                            ----------------
                                                                                                                 235,751,012
                                                                                                            ----------------
      UTILITIES 1.3%
      American Water Works Co. Inc. ...............................................               700,000         13,958,000
      FPL Group Inc. ..............................................................               200,000         11,046,000
      International Power PLC (United Kingdom) ....................................             3,058,904         14,131,138
                                                                                                            ----------------
                                                                                                                  39,135,138
                                                                                                            ----------------
      TOTAL COMMON STOCKS (COST $1,754,852,162) ...................................                            3,058,914,473
                                                                                                            ----------------

                                                                                        PRINCIPAL AMOUNT
                                                                                      -------------------
      CONVERTIBLE BONDS (COST $4,144,568) 0.2%
      CAPITAL GOODS 0.2%
      SunPower Corp., cvt., senior bond, 1.25%, 2/15/27 ...........................   $         5,825,000          5,140,563
                                                                                                            ----------------
      TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $1,758,996,730) .......                            3,064,055,036
                                                                                                            ----------------

                                                                                             SHARES
                                                                                      -------------------
      SHORT TERM INVESTMENTS (COST $23,763,290) 0.8%
      MONEY MARKET FUNDS 0.8%
(c)   Institutional Fiduciary Trust Money Market Portfolio, 0.00% .................            23,763,290         23,763,290
                                                                                                            ----------------
      TOTAL INVESTMENTS (COST $1,782,760,020) 100.5% ..............................                            3,087,818,326
      OTHER ASSETS, LESS LIABILITIES (0.5)% .......................................                              (14,970,652)
                                                                                                            ----------------
      NET ASSETS 100.0% ...........................................................                         $  3,072,847,674
                                                                                                            ================

See Abbreviations on page 143.

(a)  Non-income producing.

(b)  Security purchased on a delayed delivery basis. See Note 1(d).

(c) See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                               76 | Annual Report

Franklin Custodian Funds

FINANCIAL HIGHLIGHTS

FRANKLIN INCOME FUND

                                                                  YEAR ENDED SEPTEMBER 30,
                                        ---------------------------------------------------------------------------
CLASS A                                     2009            2008            2007            2006            2005
-------                                 -----------     -----------     -----------     -----------     -----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $      1.98     $      2.74     $      2.57     $      2.50     $      2.42
                                        -----------     -----------     -----------     -----------     -----------
Income from investment operations(a):
   Net investment income(b) .........          0.13            0.16            0.14            0.14            0.14
   Net realized and unrealized gains
      (losses) ......................          0.04           (0.71)           0.21            0.09            0.10
                                        -----------     -----------     -----------     -----------     -----------
Total from investment operations ....          0.17           (0.55)           0.35            0.23            0.24
                                        -----------     -----------     -----------     -----------     -----------
Less distributions from:
   Net investment income ............         (0.16)          (0.15)          (0.14)          (0.15)          (0.15)
   Net realized gains ...............            --(c)        (0.06)          (0.04)          (0.01)          (0.01)
                                        -----------     -----------     -----------     -----------     -----------
Total distributions .................         (0.16)          (0.21)          (0.18)          (0.16)          (0.16)
                                        -----------     -----------     -----------     -----------     -----------
Redemption fees(d) ..................            --              --(c)           --(c)           --(c)           --(c)
                                        -----------     -----------     -----------     -----------     -----------
Net asset value, end of year ........   $      1.99     $      1.98     $      2.74     $      2.57     $      2.50
                                        ===========     ===========     ===========     ===========     ===========
Total return(e) .....................         10.56%         (21.36)%         14.14%           9.73%          10.45%
RATIOS TO AVERAGE NET ASSETS
Expenses ............................          0.68%(f)        0.62%(f)        0.63%(f)        0.64%(g)        0.65%(g)
Net investment income ...............          7.93%           6.44%           5.31%           5.61%           5.54%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $27,773,006     $26,892,973     $35,476,603     $26,641,398     $21,934,575
Portfolio turnover rate .............         51.36%          39.92%          25.45%          28.35%          28.51%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

(g) Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 77

Franklin Custodian Funds

FRANKLIN INCOME FUND

                                                               YEAR ENDED SEPTEMBER 30,
                                        ----------------------------------------------------------------------
CLASS B                                    2009           2008           2007           2006           2005
-------                                 ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $     1.97     $     2.73     $     2.56     $     2.49     $     2.41
                                        ----------     ----------     ----------     ----------     ----------
Income from investment operations(a):
   Net investment income(b) .........         0.12           0.14           0.12           0.12           0.11
   Net realized and unrealized gains
      (losses) ......................         0.04          (0.71)          0.21           0.08           0.11
                                        ----------     ----------     ----------     ----------     ----------
Total from investment operations ....         0.16          (0.57)          0.33           0.20           0.22
                                        ----------     ----------     ----------     ----------     ----------
Less distributions from:
   Net investment income ............        (0.15)         (0.13)         (0.12)         (0.12)         (0.13)
   Net realized gains ...............           --(c)       (0.06)         (0.04)         (0.01)         (0.01)
                                        ----------     ----------     ----------     ----------     ----------
Total distributions .................        (0.15)         (0.19)         (0.16)         (0.13)         (0.14)
                                        ----------     ----------     ----------     ----------     ----------
Redemption fees(d) ..................           --             --(c)          --(c)          --(c)          --(c)
                                        ----------     ----------     ----------     ----------     ----------
Net asset value, end of year ........   $     1.98     $     1.97     $     2.73     $     2.56     $     2.49
                                        ==========     ==========     ==========     ==========     ==========
Total return(e) .....................         9.70%        (22.13)%        13.23%          8.83%          9.57%
RATIOS TO AVERAGE NET ASSETS
Expenses ............................         1.53%(f)       1.47%(f)       1.48%(f)       1.49%(g)       1.50%(g)
Net investment income ...............         7.08%          5.59%          4.46%          4.76%          4.69%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $2,051,280     $2,428,765     $3,745,636     $3,743,374     $3,922,396
Portfolio turnover rate .............        51.36%         39.92%         25.45%         28.35%         28.51%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

(g) Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               78 | Annual Report

Franklin Custodian Funds

FRANKLIN INCOME FUND

                                                          YEAR ENDED SEPTEMBER 30,
                                        -----------------------------------------------------------
CLASS B1                                  2009        2008         2007         2006         2005
--------                                -------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $  1.98     $   2.74     $   2.57     $   2.50     $   2.42
                                        -------     --------     --------     --------     --------
Income from investment operations(a):
   Net investment income(b) .........      0.13         0.15         0.13         0.13         0.12
   Net realized and unrealized gains
      (losses) ......................      0.03        (0.71)        0.21         0.08         0.11
                                        -------     --------     --------     --------     --------
Total from investment operations ....      0.16        (0.56)        0.34         0.21         0.23
                                        -------     --------     --------     --------     --------
Less distributions from:
   Net investment income ............     (0.15)       (0.14)       (0.13)       (0.13)       (0.14)
   Net realized gains ...............        --(c)     (0.06)       (0.04)       (0.01)       (0.01)
                                        -------     --------     --------     --------     --------
Total distributions .................     (0.15)       (0.20)       (0.17)       (0.14)       (0.15)
                                        -------     --------     --------     --------     --------
Redemption fees(d) ..................        --           --(c)        --(c)        --(c)        --(c)
                                        -------     --------     --------     --------     --------
Net asset value, end of year ........   $  1.99     $   1.98     $   2.74     $   2.57     $   2.50
                                        =======     ========     ========     ========     ========
Total return(e) .....................     10.03%      (21.77)%      13.57%        9.17%        9.90%
RATIOS TO AVERAGE NET ASSETS
Expenses ............................      1.17%(f)     1.12%(f)     1.13%(f)     1.14%(g)     1.15%(g)
Net investment income ...............      7.44%        5.94%        4.81%        5.11%        5.04%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $68,825     $224,713     $397,224     $459,302     $493,063
Portfolio turnover rate .............     51.36%       39.92%       25.45%       28.35%       28.51%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

(g) Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 79

Franklin Custodian Funds

FRANKLIN INCOME FUND

                                                                  YEAR ENDED SEPTEMBER 30,
                                        ---------------------------------------------------------------------------
CLASS C                                     2009            2008            2007            2006            2005
-------                                 -----------     -----------     -----------     -----------     -----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $      1.99     $      2.76     $      2.59     $      2.51     $      2.43
                                        -----------     -----------     -----------     -----------     -----------
Income from investment operations(a):
   Net investment income(b) .........          0.13            0.15            0.13            0.13            0.13
   Net realized and unrealized gains
      (losses) ......................          0.03           (0.72)           0.21            0.09            0.10
                                        -----------     -----------     -----------     -----------     -----------
Total from investment operations ....          0.16           (0.57)           0.34            0.22            0.23
                                        -----------     -----------     -----------     -----------     -----------
Less distributions from:
   Net investment income ............         (0.15)          (0.14)          (0.13)          (0.13)          (0.14)
   Net realized gains ...............            --(c)        (0.06)          (0.04)          (0.01)          (0.01)
                                        -----------     -----------     -----------     -----------     -----------
Total distributions .................         (0.15)          (0.20)          (0.17)          (0.14)          (0.15)
                                        -----------     -----------     -----------     -----------     -----------
Redemption fees(d) ..................            --              --(c)           --(c)           --(c)           --(c)
                                        -----------     -----------     -----------     -----------     -----------
Net asset value, end of year ........   $      2.00     $      1.99     $      2.76     $      2.59     $      2.51
                                        ===========     ===========     ===========     ===========     ===========
Total return(e) .....................          9.93%         (21.98)%         13.47%           9.56%           9.84%
RATIOS TO AVERAGE NET ASSETS
Expenses ............................          1.18%(f)        1.12%(f)        1.13%(f)        1.14%(g)        1.15%(g)
Net investment income ...............          7.43%           5.94%           4.81%           5.11%           5.04%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $13,054,203     $12,443,143     $16,203,796     $12,138,969     $10,113,365
Portfolio turnover rate .............         51.36%          39.92%          25.45%          28.35%          28.51%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

(g) Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               80 | Annual Report

Franklin Custodian Funds

FRANKLIN INCOME FUND

                                                          YEAR ENDED SEPTEMBER 30,
                                        ------------------------------------------------------------
CLASS R                                   2009         2008         2007         2006         2005
-------                                 --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $   1.95     $   2.71     $   2.55     $   2.48     $   2.40
                                        --------     --------     --------     --------     --------
Income from investment operations(a):
   Net investment income(b) .........       0.13         0.15         0.13         0.13         0.13
   Net realized and unrealized gains
      (losses) ......................       0.03        (0.71)        0.20         0.09         0.10
                                        --------     --------     --------     --------     --------
Total from investment operations ....       0.16        (0.56)        0.33         0.22         0.23
                                        --------     --------     --------     --------     --------
Less distributions from:
   Net investment income ............      (0.15)       (0.14)       (0.13)       (0.14)       (0.14)
   Net realized gains ...............         --(c)     (0.06)       (0.04)       (0.01)       (0.01)
                                        --------     --------     --------     --------     --------
Total distributions .................      (0.15)       (0.20)       (0.17)       (0.15)       (0.15)
                                        --------     --------     --------     --------     --------
Redemption fees(d) ..................         --           --(c)        --(c)        --(c)        --(c)
                                        --------     --------     --------     --------     --------
Net asset value, end of year ........   $   1.96     $   1.95     $   2.71     $   2.55     $   2.48
                                        ========     ========     ========     ========     ========
Total return(e) .....................      10.31%      (21.91)%      13.47%        9.43%       10.15%
RATIOS TO AVERAGE NET ASSETS
Expenses ............................       1.03%(f)     0.97%(f)     0.98%(f)     0.99%(g)     1.00%(g)
Net investment income ...............       7.58%        6.09%        4.96%        5.26%        5.19%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $315,298     $267,956     $286,670     $183,609     $122,222
Portfolio turnover rate .............      51.36%       39.92%       25.45%       28.35%       28.51%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

(g) Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 81

Franklin Custodian Funds

FRANKLIN INCOME FUND

                                                               YEAR ENDED SEPTEMBER 30,
                                        ---------------------------------------------------------------------
ADVISOR CLASS                              2009           2008           2007           2006          2005
-------------                           ----------     ----------     ----------     ----------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $     1.97     $     2.73     $     2.56     $     2.49    $     2.41
                                        ----------     ----------     ----------     ----------    ----------
Income from investment operations(a):
   Net investment income(b) .........         0.14           0.16           0.15           0.14          0.14
   Net realized and unrealized gains
      (losses) ......................         0.03          (0.70)          0.21           0.09          0.11
                                        ----------     ----------     ----------     ----------    ----------
Total from investment operations ....         0.17          (0.54)          0.36           0.23          0.25
                                        ----------     ----------     ----------     ----------    ----------
Less distributions from:
   Net investment income ............        (0.16)         (0.16)         (0.15)         (0.15)        (0.16)
   Net realized gains ...............           --(c)       (0.06)         (0.04)         (0.01)        (0.01)
                                        ----------     ----------     ----------     ----------    ----------
Total distributions .................        (0.16)         (0.22)         (0.19)         (0.16)        (0.17)
                                        ----------     ----------     ----------     ----------    ----------
Redemption fees(d) ..................           --             --(c)          --(c)          --(c)         --(c)
                                        ----------     ----------     ----------     ----------    ----------
Net asset value, end of year ........   $     1.98     $     1.97     $     2.73     $     2.56    $     2.49
                                        ==========     ==========     ==========     ==========    ==========
Total return ........................        10.79%        (21.33)%        14.36%          9.94%        10.65%
RATIOS TO AVERAGE NET ASSETS
Expenses ............................         0.53%(e)       0.47%(e)       0.48%(e)      0.49%(f)       0.50%(f)
Net investment income ...............         8.08%          6.59%          5.46%          5.76%         5.69%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $4,183,925     $4,259,806     $6,195,966     $3,786,643    $2,280,318
Portfolio turnover rate .............        51.36%         39.92%         25.45%         28.35%        28.51%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Benefit of expense reduction rounds to less than 0.01%.

(f) Benefit of waiver and payment by affiliate and expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               82 | Annual Report

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009

      FRANKLIN INCOME FUND                                               COUNTRY             SHARES               VALUE
      --------------------                                           --------------   -------------------   ----------------
      COMMON STOCKS 23.8%
      CONSUMER STAPLES 0.3%
      Diageo PLC .................................................   United Kingdom            10,000,000   $    153,403,202
                                                                                                            ----------------
      ENERGY 2.8%
  (a) Canadian Oil Sands Trust ...................................       Canada                25,847,400        742,776,085
      ConocoPhillips .............................................    United States             8,000,000        361,280,000
      Spectra Energy Corp. .......................................    United States            12,500,000        236,750,000
                                                                                                            ----------------
                                                                                                               1,340,806,085
                                                                                                            ----------------
      FINANCIALS 5.4%
      Bank of America Corp. ......................................    United States            46,000,000        778,320,000
  (b) Barclays PLC ...............................................   United Kingdom            15,000,000         88,686,226
      Citigroup Inc. .............................................    United States            25,000,000        121,000,000
(a,b) Colony Financial Inc. ......................................    United States             1,250,000         24,437,500
      Duke Realty Corp. ..........................................    United States             5,000,000         60,050,000
      HSBC Holdings PLC ..........................................   United Kingdom            35,000,000        400,334,419
(a,b) iStar Financial Inc. .......................................    United States             5,213,500         15,849,040
      JPMorgan Chase & Co. .......................................    United States            10,000,000        438,200,000
      Legg Mason Inc. ............................................    United States             2,331,262         72,339,060
      Wells Fargo & Co. ..........................................    United States            20,000,000        563,600,000
                                                                                                            ----------------
                                                                                                               2,562,816,245
                                                                                                            ----------------
      HEALTH CARE 2.3%
      Abbott Laboratories ........................................    United States             1,500,000         74,205,000
      Johnson & Johnson ..........................................    United States             5,000,000        304,450,000
      Merck & Co. Inc. ...........................................    United States            23,000,000        727,490,000
                                                                                                            ----------------
                                                                                                               1,106,145,000
                                                                                                            ----------------
      MATERIALS 0.5%
      AngloGold Ashanti Ltd., ADR ................................     South Africa             2,884,064        117,554,449
      Newmont Mining Corp. .......................................    United States             2,000,000         88,040,000
                                                                                                            ----------------
                                                                                                                 205,594,449
                                                                                                            ----------------
      TELECOMMUNICATION SERVICES 1.3%
      AT&T Inc. ..................................................    United States            15,000,000        405,150,000
      Verizon Communications Inc. ................................    United States             4,360,074        131,979,440
      Vodafone Group PLC .........................................   United Kingdom            30,000,000         67,209,778
                                                                                                            ----------------
                                                                                                                 604,339,218
                                                                                                            ----------------
      UTILITIES 11.2%
      AGL Resources Inc. .........................................    United States             3,000,000        105,810,000
  (a) Ameren Corp. ...............................................    United States            12,100,000        305,888,000
      American Electric Power Co. Inc. ...........................    United States            10,000,000        309,900,000
      CenterPoint Energy Inc. ....................................    United States             6,000,000         74,580,000
      Consolidated Edison Inc. ...................................    United States             5,300,000        216,982,000
      Dominion Resources Inc. ....................................    United States            10,500,000        362,250,000
      DTE Energy Co. .............................................    United States             4,300,000        151,102,000
      Duke Energy Corp. ..........................................    United States            33,500,000        527,290,000
      FirstEnergy Corp. ..........................................    United States             3,000,000        137,160,000
      FPL Group Inc. .............................................    United States             6,000,000        331,380,000
      NiSource Inc. ..............................................    United States             2,900,000         40,281,000
      PG&E Corp. .................................................    United States            10,200,000        412,998,000


                               Annual Report | 83

Franklin Custodian Funds

      FRANKLIN INCOME FUND                                               COUNTRY             SHARES               VALUE
      --------------------                                           --------------   -------------------   ----------------
      COMMON STOCKS (CONTINUED)
      UTILITIES (CONTINUED)
      Pinnacle West Capital Corp. ................................    United States             4,800,000   $    157,536,000
      Portland General Electric Co. ..............................    United States             2,950,000         58,174,000
      PPL Corp. ..................................................    United States             1,000,000         30,340,000
      Progress Energy Inc. .......................................    United States             9,400,000        367,164,000
      Public Service Enterprise Group Inc. .......................    United States            15,000,000        471,600,000
      Sempra Energy ..............................................    United States             5,900,000        293,879,000
      The Southern Co. ...........................................    United States            14,516,704        459,744,016
      TECO Energy Inc. ...........................................    United States            10,000,000        140,800,000
      Xcel Energy Inc.                                                United States            19,000,000        365,560,000
                                                                                                            ----------------
                                                                                                               5,320,418,016
                                                                                                            ----------------
      TOTAL COMMON STOCKS (COST $10,768,096,788) .................                                            11,293,522,215
                                                                                                            ----------------
      CONVERTIBLE PREFERRED STOCKS 3.0%
      CONSUMER DISCRETIONARY 0.1%
  (b) General Motors Corp., 6.25%, cvt. pfd., C ..................    United States            11,000,000         35,750,000
                                                                                                            ----------------
      ENERGY 0.2%
  (c) SandRidge Energy Inc., 8.50%, cvt. pfd., 144A ..............    United States               550,000         99,000,000
                                                                                                            ----------------
      FINANCIALS 2.1%
      Bank of America Corp., 7.25%, cvt. pfd., L .................    United States               562,000        477,694,380
  (b) Fannie Mae, 5.375%, cvt. pfd. ..............................    United States                 4,700         28,787,500
  (b) Fannie Mae, 8.75%, cvt. pfd. ...............................    United States             3,239,000          7,773,600
  (b) Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A .............    United States             3,000,000         36,690,000
  (b) Lehman Brothers Holdings Inc., 7.25%, cvt. pfd., P .........    United States             1,000,650          6,053,932
  (b) Lehman Brothers Holdings Inc., 8.75%, cvt. pfd., Q .........    United States               550,000          2,805,000
      Wells Fargo & Co., 7.50%, cvt. pfd., A .....................    United States               463,516        413,919,788
                                                                                                            ----------------
                                                                                                                 973,724,200
                                                                                                            ----------------
      HEALTH CARE 0.5%
      Tenet Healthcare Corp., 7.00%, cvt. pfd. ...................    United States               250,000        256,250,000
                                                                                                            ----------------
      UTILITIES 0.1%
      FPL Group Inc., 8.375%, cvt. pfd. ..........................    United States               865,000         43,301,900
                                                                                                            ----------------
      TOTAL CONVERTIBLE PREFERRED STOCKS
         (COST $3,604,733,259) ...................................                                             1,408,026,100
                                                                                                            ----------------
  (d) EQUITY-LINKED SECURITIES 3.3%
      CONSUMER DISCRETIONARY 0.1%
  (c) Morgan Stanley into Comcast Corp., 10.00%, 144A ............    United States             3,000,000         51,345,000
                                                                                                            ----------------
      ENERGY 1.2%
      Credit Suisse into Halliburtun Co., 12.00%, 3(A)2 ..........    United States             4,000,000         94,063,600
      Credit Suisse into Weatherford International Ltd.,11.00%,
         3(A)2 ...................................................    United States             6,315,000        131,499,139
  (c) Deutsche Bank AG into ConocoPhilips, 12.00%, 144A ..........    United States             2,200,000        101,112,000
  (c) The Goldman Sachs Group Inc. into Devon Energy Corp.,
         10.55%, 144A ............................................    United States             1,600,000         93,600,000
  (c) The Goldman Sachs Group Inc. into XTO Energy Inc., 9.00%,
         144A ....................................................    United States             3,600,000        149,261,760
                                                                                                            ----------------
                                                                                                                 569,536,499
                                                                                                            ----------------


                               84 | Annual Report

Franklin Custodian Funds

      FRANKLIN INCOME FUND                                               COUNTRY             SHARES               VALUE
      --------------------                                           --------------   -------------------   ----------------
  (d) EQUITY LINKED SECURITIES (CONTINUED)
      FINANCIALS 0.6%
      Barclays Bank PLC into Citigroup Inc., 17.00% ..............    United States            21,506,000   $     99,142,660
  (c) JPMorgan Chase & Co., into Wells Fargo & Co., 10.00%,
         144A ....................................................    United States             3,575,000        101,588,988
  (c) Morgan Stanley into Bank of America Corp., 8.00%, 144A .....    United States             5,685,000         98,533,557
                                                                                                            ----------------
                                                                                                                 299,265,205
                                                                                                            ----------------
      INFORMATION TECHNOLOGY 0.8%
      Credit Suisse into Texas Instruments Corp.,13.50%, 3(A)2 ...    United States             5,650,000        116,451,585
  (c) The Goldman Sachs Group Inc. into Intel Corp., 10.00%,
         144A ....................................................    United States             7,500,000        135,030,000
  (c) Morgan Stanley into Intel Corp.,12.00%, 144A ...............    United States             6,350,000        117,974,745
                                                                                                            ----------------
                                                                                                                 369,456,330
                                                                                                            ----------------
      MATERIALS 0.6%
      Deutsche Bank AG into Newmont Mining Corp., 12.00% .........    United States             1,600,000         72,404,160
  (c) The Goldman Sachs Group Inc. into Barrick Gold Corp.,
         12.5%, 144A .............................................    United States             5,000,000        201,805,000
                                                                                                            ----------------
                                                                                                                 274,209,160
                                                                                                            ----------------
      TOTAL EQUITY-LINKED SECURITIES
         (COST $1,460,851,215) ...................................                                             1,563,812,194
                                                                                                            ----------------
      PREFERRED STOCKS 0.4%
      FINANCIALS 0.4%
  (b) Fannie Mae, 6.75%, pfd. ....................................    United States             3,000,000          4,710,000
  (b) Fannie Mae, 7.625%, pfd., R ................................    United States             2,399,400          3,959,010
  (b) Fannie Mae, 8.25%, pfd. ....................................    United States            11,784,000         18,972,240
  (b) Freddie Mac, 8.375%, pfd., Z ...............................    United States            16,608,000         30,060,480
  (c) Preferred Blocker Inc., 7.00%, pfd., 144A ..................    United States               267,636        155,655,438
                                                                                                            ----------------
      TOTAL PREFERRED STOCKS (COST $928,695,780) .................                                               213,357,168
                                                                                                            ----------------

                                                                                      PRINCIPAL AMOUNT(e)
                                                                                      -------------------
(f,g) SENIOR FLOATING RATE INTERESTS 5.7%
      CONSUMER DISCRETIONARY 1.6%
      Clear Channel Communications Inc., Term Loan B, 3.896%,
         11/13/15 ................................................    United States           635,000,000        483,658,545
      Dex Media West LLC, Term Loan B, 7.00%, 10/24/14 ...........    United States             9,416,463          8,098,158
  (h) Harrah's Operating Co. Inc., Incremental Term Loan, 3.25%,
         10/01/16 ................................................    United States            75,000,000         74,274,000
  (i) Idearc Inc.,
         Term Loan A, 5.75%, 11/17/13 ............................    United States            43,684,879         18,857,321
         Term Loan B, 4.25%, 11/17/14 ............................    United States            24,146,182         10,349,319
      Jarden Corp., Term Loan B-3, 2.783%, 1/24/12 ...............    United States            94,675,548         93,644,247
      R.H. Donnelley Inc., Term Loan D-2, 6.75%, 6/30/11 .........    United States            50,201,148         42,963,147
      Univision Communications Inc., Initial Term Loan, 4.50%,
         9/29/14 .................................................    United States            20,000,000         16,987,500
                                                                                                            ----------------
                                                                                                                 748,832,237
                                                                                                            ----------------
      HEALTH CARE 0.3%
      Bausch and Lomb Inc.,
         Delayed Draw Term Loan, 3.496% - 3.533%, 4/28/15 ........    United States             8,315,392          7,960,807
         Parent Term Loan, 3.533%, 4/28/15 .......................    United States            34,242,000         32,781,853


                               Annual Report | 85

Franklin Custodian Funds

      FRANKLIN INCOME FUND                                               COUNTRY      PRINCIPAL AMOUNT(e)         VALUE
      --------------------                                           --------------   -------------------   ----------------
(f,g) SENIOR FLOATING RATE INTERESTS (CONTINUED)
      HEALTH CARE (CONTINUED)
      HCA Inc.,
         Term Loan A-1, 1.783%, 11/19/12 .........................    United States            61,200,717   $     57,398,623
         Term Loan B-1, 2.533%, 11/18/13 .........................    United States            56,515,435         53,417,711
                                                                                                            ----------------
                                                                                                                 151,558,994
                                                                                                            ----------------
      INDUSTRIALS 0.7%
      Allison Transmission Inc., Term Loan B, 3.00%, 8/07/14 .....    United States           173,180,254        151,821,414
      Altegrity Inc., Term Loan B, 3.292%, 2/21/15 ...............    United States           107,794,486        100,949,536
      Ceva Group PLC,
         Dollar Pre-Refunded L/C Commitment, 3.283%, 8/01/12 .....    United States            13,684,211         11,243,864
         EGL Term Loans, 3.246%, 8/01/12 .........................    United States           113,698,684         95,554,307
                                                                                                            ----------------
                                                                                                                 359,569,121
                                                                                                            ----------------
      INFORMATION TECHNOLOGY 1.9%
      First Data Corp.,
         Term Loan B-2, 3.033% - 3.036%, 9/24/14 .................    United States           245,000,000        211,547,945
         Term Loan B-3, 3.033% - 3.036%, 9/24/14 .................    United States           328,447,368        283,373,550
      Freescale Semiconductor Inc.,
         Incremental Term Loan, 12.50%, 12/15/14 .................    United States           354,421,746        357,965,964
         Term Loan, 2.011%, 12/01/13 .............................    United States            77,431,762         62,393,042
                                                                                                            ----------------
                                                                                                                 915,280,501
                                                                                                            ----------------
      MATERIALS 0.3%
      Novelis Corp., U.S. Term Loan, 2.25% - 2.29%, 7/07/14 ......    United States           133,541,280        122,810,303
                                                                                                            ----------------
      UTILITIES 0.9%
      Texas Competitive Electric Holdings Co. LLC,
         Term Loan B-1, 3.754% - 3.783%, 10/10/14 ................    United States           172,115,896        136,660,021
         Term Loan B-2, 3.754% - 3.783%, 10/10/14 ................    United States           100,685,407         79,969,385
         Term Loan B-3, 3.754% - 3.783%, 10/10/14 ................    United States           269,500,000        212,905,000
                                                                                                            ----------------
                                                                                                                 429,534,406
                                                                                                            ----------------
      TOTAL SENIOR FLOATING RATE INTERESTS
         (COST $3,420,035,428) ...................................                                             2,727,585,562
                                                                                                            ----------------
      CORPORATE BONDS 58.7%
      CONSUMER DISCRETIONARY 15.5%
      Cablevision Systems Corp., senior note,
         (c) 144A, 8.625%, 9/15/17 ...............................    United States            98,325,000        102,012,188
         B, 8.00%, 4/15/12 .......................................    United States           450,000,000        471,375,000
      CBS Corp., senior note,
         8.20%, 5/15/14 ..........................................    United States            15,000,000         16,351,575
         8.875%, 5/15/19 .........................................    United States           100,000,000        110,475,000
(i,j) CCH I Holdings LLC, senior note,
         13.50%, 1/15/14 .........................................    United States           375,000,000          7,500,000
         9.92%, 4/01/14 ..........................................    United States           117,380,000          1,320,642
         11.75%, 5/15/14 .........................................    United States           342,000,000          5,130,000
(i,j) CCH I LLC, senior secured note, 11.00%, 10/01/15 ...........    United States           767,000,000        145,730,000
(i,j) CCH II LLC, senior note, 10.25%, 9/15/10 ...................    United States           310,000,000        350,300,000
(i,j) CCO Holdings LLC, senior note, 8.75%, 11/15/13 .............    United States            80,000,000         81,600,000
  (c) Cinemark USA Inc., senior note, 144A, 8.625%, 6/15/19 ......    United States            25,000,000         25,968,750


                               86 | Annual Report

Franklin Custodian Funds

      FRANKLIN INCOME FUND                                               COUNTRY      PRINCIPAL AMOUNT(e)         VALUE
      --------------------                                           --------------   -------------------   ----------------
      CORPORATE BONDS (CONTINUED)
      CONSUMER DISCRETIONARY (CONTINUED)
  (c) CSC Holdings Inc., senior note, 144A, 8.50%, 4/15/14 .......    United States            67,300,000   $     71,001,500
(i,j) Dex Media Inc.,
         senior disc. note, 9.00%, 11/15/13 ......................    United States           290,000,000         50,750,000
         senior note, B, 8.00%, 11/15/13 .........................    United States            95,600,000         16,730,000
(i,j) Dex Media West Finance,
         senior note, B, 8.50%, 8/15/10 ..........................    United States           106,500,000         91,590,000
         senior sub. note, 9.875%, 8/15/13 .......................    United States           114,100,000         20,823,250
      DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16 .........    United States           126,600,000        136,095,000
  (c) DISH DBS Corp., senior note, 144A, 7.875%, 9/01/19 .........    United States           200,000,000        203,000,000
      Dollar General Corp.,
         senior note, 10.625%, 7/15/15 ...........................    United States           470,000,000        521,700,000
         (k) senior sub. note, PIK, 11.875%, 7/15/17 .............    United States           200,000,000        226,000,000
      EchoStar DBS Corp., senior note,
         6.375%, 10/01/11 ........................................    United States            55,000,000         56,237,500
         7.75%, 5/31/15 ..........................................    United States           133,000,000        136,325,000
         7.125%, 2/01/16 .........................................    United States           265,000,000        264,337,500
      Ford Motor Credit Co. LLC,
         7.375%, 2/01/11 .........................................    United States           405,000,000        403,987,500
         8.00%, 6/01/14 ..........................................    United States           400,000,000        384,909,200
         senior note, 9.75%, 9/15/10 .............................    United States           203,000,000        207,489,751
         senior note, 9.875%, 8/10/11 ............................    United States            75,000,000         76,875,000
         senior note, 7.25%, 10/25/11 ............................    United States           185,000,000        179,786,515
         senior note, 7.50%, 8/01/12 .............................    United States           285,000,000        273,863,055
         senior note, 8.70%, 10/01/14 ............................    United States            20,000,000         19,618,180
         senior note, 12.00%, 5/15/15 ............................    United States           120,000,000        133,200,000
         (f) senior note, FRN, 5.549%, 6/15/11 ...................    United States           190,000,000        182,875,000
         (f) senior note, FRN, 3.26%, 1/13/12 ....................    United States            80,000,000         72,200,000
  (i) General Motors Corp., senior deb., 8.375%, 7/15/33 .........    United States           510,000,000         85,425,000
  (c) Harrah's Operating Co. Inc., senior secured note, 144A,
         11.25%, 6/01/17 .........................................    United States            50,000,000         50,750,000
  (c) Harrah's Operating Escrow, senior secured note, 144A,
         11.25%, 6/01/17 .........................................    United States           100,000,000        103,250,000
      Host Hotels & Resorts LP, senior note,
         (c) 144A, 9.00%, 5/15/17 ................................    United States           125,750,000        133,923,750
         K, 7.125%, 11/01/13 .....................................    United States            85,500,000         84,858,750
         M, 7.00%, 8/15/12 .......................................    United States            15,500,000         15,713,125
         O, 6.375%, 3/15/15 ......................................    United States           240,000,000        228,600,000
         Q, 6.75%, 6/01/16 .......................................    United States           193,200,000        184,506,000
         S, 6.875%, 11/01/14 .....................................    United States           110,000,000        108,075,000
      Jarden Corp., senior note, 8.00%, 5/01/16 ..................    United States            34,000,000         35,020,000
      KB Home, senior note,
         6.375%, 8/15/11 .........................................    United States             8,346,000          8,471,190
         5.75%, 2/01/14 ..........................................    United States            75,000,000         72,375,000
         6.25%, 6/15/15 ..........................................    United States            90,000,000         86,400,000
         9.10%, 9/15/17 ..........................................    United States            49,000,000         52,920,000
         7.25%, 6/15/18 ..........................................    United States            70,500,000         69,090,000
      Lamar Media Corp., senior note, 9.75%, 4/01/14 .............    United States            30,000,000         32,625,000
  (c) Limited Brands Inc., senior note, 144A, 8.50%, 6/15/19 .....    United States            40,000,000         41,914,480


                               Annual Report | 87

Franklin Custodian Funds

      FRANKLIN INCOME FUND                                               COUNTRY      PRINCIPAL AMOUNT(e)         VALUE
      --------------------                                           --------------   -------------------   ----------------
      CORPORATE BONDS (CONTINUED)
      CONSUMER DISCRETIONARY (CONTINUED)
      MGM MIRAGE,
         senior note, 8.50%, 9/15/10 .............................    United States            50,000,000   $     49,875,000
         senior note, 6.75%, 4/01/13 .............................    United States            70,000,000         57,750,000
         (c) senior note, 144A, 11.375%, 3/01/18 .................    United States            25,000,000         23,625,000
         (c) senior secured note, 144A, 13.00%, 11/15/13 .........    United States            70,000,000         80,500,000
      Pinnacle Entertainment Inc., senior sub. note, 7.50%,
         6/15/15 .................................................    United States            10,702,000          9,524,780
  (c) QVC Inc., senior secured note, 144A, 7.50%, 10/01/19 .......    United States            43,800,000         44,073,750
  (i) R.H. Donnelley Corp.,
         senior disc. note, A-1, 6.875%, 1/15/13 .................    United States           142,000,000          8,875,000
         senior disc. note, A-2, 6.875%, 1/15/13 .................    United States           209,450,000         13,090,625
         senior note, 6.875%, 1/15/13 ............................    United States            55,000,000          3,437,500
         senior note, 8.875%, 10/15/17 ...........................    United States           501,500,000         31,343,750
         senior note, A-3, 8.875%, 1/15/16 .......................    United States           213,100,000         13,318,750
  (c) Regal Cinemas Corp., senior note, 144A, 8.625%, 7/15/19 ....    United States            21,400,000         22,256,000
      Starwood Hotels & Resorts Worldwide Inc., senior note,
         7.875%, 10/15/14 ........................................    United States            65,000,000         68,412,500
  (c) Univision Communications Inc.,
         (k) senior note, 144A, PIK, 10.50%, 3/15/15 .............    United States           278,912,500        216,157,187
         senior secured note, 144A, 12.00%, 7/01/14 ..............    United States            26,500,000         28,818,750
  (c) UPC Holding BV, senior note, 144A, 9.875%, 4/15/18 .........    Netherlands             12,200,000          12,871,000
      Visant Holding Corp., senior note, 8.75%, 12/01/13 .........    United States            50,000,000         51,125,000
  (c) Wendy's/Arby's Group Inc., senior note, 144A, 10.00%,
         7/15/16 .................................................    United States            37,500,000         40,031,250
  (c) WMG Acquisition Corp., senior secured note, 144A, 9.50%,
         6/15/16 .................................................    United States            42,700,000         45,262,000
      Wyndham Worldwide Corp., senior note,
         9.875%, 5/01/14 .........................................    United States            75,000,000         80,690,025
         6.00%, 12/01/16 .........................................    United States            21,727,000         19,597,950
                                                                                                            ----------------
                                                                                                               7,361,710,218
                                                                                                            ----------------
      CONSUMER STAPLES 0.8%
  (c) Alliance One International Inc., senior note, 144A, 10.00%,
         7/15/16 .................................................    United States            33,100,000         34,341,250
      Altria Group Inc., senior note, 8.50%, 11/10/13 ............    United States            30,000,000         34,838,070
  (c) Dole Food Co. Inc., senior secured note, 144A, 8.00%,
         10/01/16 ................................................    United States            30,000,000         30,262,500
  (c) JBS USA LLC, senior note, 144A, 11.625%, 5/01/14 ...........    United States           144,500,000        156,060,000
      SUPERVALU Inc., senior note, 8.00%, 5/01/16 ................    United States           108,500,000        112,840,000
      Tyson Foods Inc., senior note, 10.50%, 3/01/14 .............    United States            20,000,000         22,750,000
                                                                                                            ----------------
                                                                                                                 391,091,820
                                                                                                            ----------------
      ENERGY 8.9%
      Berry Petroleum Co., senior note, 10.25%, 6/01/14 ..........    United States            15,300,000         16,409,250
      Bill Barrett Corp., senior note, 9.875%, 7/17/16 ...........    United States            15,000,000         15,862,500
      Callon Petroleum Co., senior note, 9.75%, 12/08/10 .........    United States           110,000,000         43,450,000
      Chesapeake Energy Corp., senior note,
         7.625%, 7/15/13 .........................................    United States            55,000,000         54,931,250
         9.50%, 2/15/15 ..........................................    United States           220,000,000        232,650,000
         6.50%, 8/15/17 ..........................................    United States           175,000,000        161,437,500
         6.25%, 1/15/18 ..........................................    United States           150,000,000        135,000,000


                               88 | Annual Report

Franklin Custodian Funds

      FRANKLIN INCOME FUND                                               COUNTRY      PRINCIPAL AMOUNT(e)         VALUE
      --------------------                                           --------------   -------------------   ----------------
      CORPORATE BONDS (CONTINUED)
      ENERGY (CONTINUED)
      Chesapeake Energy Corp., senior note, (continued)
         7.25%, 12/15/18 .........................................    United States           175,000,000   $    166,250,000
         6.875%, 11/15/20 ........................................    United States           144,250,000        129,103,750
      El Paso Corp., senior note,
         12.00%, 12/12/13 ........................................    United States           176,600,000        202,207,000
         7.25%, 4/01/18 ..........................................    United States            50,000,000         49,441,800
         MTN, 7.75%, 1/15/32 .....................................    United States           250,000,000        230,345,500
      Encore Acquisition Co., senior sub. note, 9.50%, 5/01/16 ...    United States            20,000,000         21,200,000
      Forest Oil Corp., senior note,
         7.25%, 6/15/19 ..........................................    United States            41,000,000         38,540,000
         (c) 144A, 8.50%, 2/15/14 ................................    United States           100,000,000        101,250,000
         (c) Holly Corp., senior note, 144A, 9.875%, 6/15/17 .....    United States            35,000,000         35,962,500
      Mariner Energy Inc., senior note,
         7.50%, 4/15/13 ..........................................    United States            46,500,000         45,105,000
         11.75%, 6/30/16 .........................................    United States            25,800,000         27,831,750
         8.00%, 5/15/17 ..........................................    United States            36,600,000         33,672,000
      Newfield Exploration Co., senior sub. note,
         6.625%, 4/15/16 .........................................    United States           128,000,000        126,080,000
         7.125%, 5/15/18 .........................................    United States            12,600,000         12,631,500
      OPTI Canada Inc., senior note, 7.875%, 12/15/14 ............       Canada                75,000,000         57,750,000
      Penn Virginia Corp., senior note, 10.375%, 6/15/16 .........    United States            20,000,000         21,600,000
      Petrohawk Energy Corp., senior note,
         9.125%, 7/15/13 .........................................    United States            85,000,000         87,762,500
         7.875%, 6/01/15 .........................................    United States           135,000,000        133,650,000
  (c) 144A, 10.50%, 8/01/14 ......................................    United States           129,050,000        139,374,000
  (c) Petroplus Finance Ltd., senior note, 144A,
         6.75%, 5/01/14 ..........................................     Switzerland             89,800,000         83,289,500
         7.00%, 5/01/17 ..........................................     Switzerland             32,000,000         29,120,000
         9.375%, 9/15/19 .........................................       Bermuda               60,840,000         59,319,000
      Pioneer Natural Resources Co.,
         6.65%, 3/15/17 ..........................................    United States            25,000,000         23,921,100
         senior bond, 6.875%, 5/01/18 ............................    United States           110,000,000        105,550,940
      Plains Exploration & Production Co.,
         senior note, 10.00%, 3/01/16 ............................    United States            80,000,000         86,600,000
         senior bond, 8.625%, 10/15/19 ...........................    United States            50,000,000         50,875,000
         senior note, 7.75%, 6/15/15 .............................    United States            95,500,000         95,261,250
      Pride International Inc., senior note, 8.50%, 6/15/19 ......    United States            80,000,000         88,400,000
      Quicksilver Resources Inc., senior note,
         11.75%, 1/01/16 .........................................    United States            36,800,000         40,756,000
         9.125%, 8/15/19 .........................................    United States            90,000,000         89,887,500
      Range Resources Corp., senior sub. note, 8.00%, 5/15/19 ....    United States            40,000,000         41,200,000
      Sabine Pass LNG LP, senior secured note,
         7.25%, 11/30/13 .........................................    United States           105,000,000         94,237,500
         7.50%, 11/30/16 .........................................    United States           280,000,000        240,450,000
      SandRidge Energy Inc., senior note,
         (c) 144A, 9.875%, 5/15/16 ...............................    United States           106,300,000        111,349,250
         (c) 144A, 8.00%, 6/01/18 ................................    United States            81,205,000         78,565,837
         (f) FRN, 4.222%, 4/01/14 ................................    United States            25,480,000         22,730,020
         (k) PIK, 8.625%, 4/01/15 ................................    United States            10,170,000         10,131,862


                               Annual Report | 89

Franklin Custodian Funds

      FRANKLIN INCOME FUND                                               COUNTRY      PRINCIPAL AMOUNT(e)         VALUE
      --------------------                                           --------------   -------------------   ----------------
      CORPORATE BONDS (CONTINUED)
      ENERGY (CONTINUED)
      SEACOR Holdings Inc., senior note, 7.375%, 10/01/19 ........    United States            35,000,000   $     35,218,610
      SESI LLC, senior note, 6.875%, 6/01/14 .....................    United States           117,000,000        112,320,000
      Tesoro Corp., senior note,
         6.50%, 6/01/17 ..........................................    United States            16,000,000         14,560,000
         9.75%, 6/01/19 ..........................................    United States            41,400,000         43,263,000
  (c) W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14 .......    United States           153,000,000        139,995,000
      Weatherford International Ltd.,
         senior bond, 9.875%, 3/01/39 ............................    United States            30,000,000         40,331,970
         senior note, 9.625%, 3/01/19 ............................    United States            30,000,000         37,616,400
  (c) Western Refining Inc.,
         (f) senior note, 144A, FRN, 10.75%, 6/15/14 .............    United States           25,000,000         23,625,000
         senior secured note, 144A, 11.25%, 6/15/17 ..............    United States           15,000,000         14,175,000
  (c) Woodside Finance Ltd.,
         144A, 8.75%, 3/01/19 ....................................      Australia              27,100,000         32,009,355
         senior note, 144A, 8.125%, 3/01/14 ......................      Australia              41,700,000         46,862,794
                                                                                                            ----------------
                                                                                                               4,211,119,688
                                                                                                            ----------------
      FINANCIALS 7.8%
      Aflac Inc., senior note, 8.50%, 5/15/19 ....................    United States            60,000,000         71,504,824
      American Express Co., senior note, 7.00%, 3/19/18 ..........    United States            90,000,000         99,166,770
      American Express Credit Corp., senior note, C, 7.30%,
         8/20/13 .................................................    United States           115,000,000        127,685,880
  (l) Bank of America Corp., pfd., sub. bond, M, 8.125%,
         Perpetual ...............................................    United States           100,000,000         89,029,000
      Capital One Capital V, pfd., 10.25%, 8/15/39 ...............    United States            24,000,000         26,586,888
  (c) CB Richard Ellis Services Inc., senior sub. note, 144A,
         11.625%, 6/15/17 ........................................    United States            35,000,000         37,362,500
      Duke Realty LP, senior note,
         6.25%, 5/15/13 ..........................................    United States            24,000,000         23,840,712
         5.95%, 2/15/17 ..........................................    United States            37,500,000         33,939,917
         6.50%, 1/15/18 ..........................................    United States            35,500,000         33,018,638
         8.25%, 8/15/19 ..........................................    United States            59,400,000         62,125,331
(c,h) FelCor Lodging Trust Inc., senior secured note, 144A,
         10.00%, 10/01/14 ........................................    United States           109,750,000        106,731,875
      Forest City Enterprises Inc., senior note, 7.625%,
         6/01/15 .................................................    United States            42,250,000         34,433,750
  (c) GMAC LLC, senior note, 144A,
         7.75%, 1/19/10 ..........................................    United States           115,000,000        115,287,500
         7.25%, 3/02/11 ..........................................    United States           148,000,000        143,930,000
         6.875%, 9/15/11 .........................................    United States           310,000,000        296,050,000
         6.875%, 8/28/12 .........................................    United States           170,000,000        158,100,000
      HCP Inc., senior note,
         5.65%, 12/15/13 .........................................    United States               500,000            495,305
         6.30%, 9/15/16 ..........................................    United States            23,000,000         22,173,886
         6.00%, 1/30/17 ..........................................    United States            33,325,000         31,180,103
         5.625%, 5/01/17 .........................................    United States            15,040,000         13,788,557
         6.70%, 1/30/18 ..........................................    United States            70,500,000         69,146,905
         G, 5.625%, 2/28/13 ......................................    United States            25,615,000         25,357,006
  (a) iStar Financial Inc.,
         8.625%, 6/01/13 .........................................    United States           169,100,000        108,224,000
      (c) senior secured note, 144A, 10.00%, 6/15/14 .............    United States            54,850,000         45,114,125


                               90 | Annual Report

Franklin Custodian Funds

      FRANKLIN INCOME FUND                                               COUNTRY      PRINCIPAL AMOUNT(e)         VALUE
      --------------------                                           --------------   -------------------   ----------------
      CORPORATE BONDS (CONTINUED)
      FINANCIALS (CONTINUED)
  (l) JPMorgan Chase & Co., junior sub. note, 1, 7.90%,
         Perpetual ...............................................    United States           865,000,000   $    833,078,905
  (i) Lehman Brothers Holdings Inc., senior note,
         6.20%, 9/26/14 ..........................................    United States           286,300,000         50,102,500
         I, 7.50%, 1/21/09 .......................................    United States           900,000,000         55,930,500
         (c) 144A, 7.50%, 12/03/08 ...............................    United States           400,000,000         40,739,500
(c,f) Liberty Mutual Group, junior sub. note, 144A, FRN, 10.75%,
         6/15/88 .................................................    United States           100,000,000         96,628,278
      Merrill Lynch & Co. Inc., 6.875%, 4/25/18 ..................    United States            48,000,000         50,563,152
      Morgan Stanley, 5.05%, 1/21/11 .............................    United States            88,000,000         91,055,360
      Morgan Stanley Dean Witter & Co.,
         6.60%, 4/01/12 ..........................................    United States            25,000,000         27,182,875
         5.30%, 3/01/13 ..........................................    United States           100,000,000        104,897,300
      Simon Property Group LP, senior note, 10.35%, 4/01/19 ......    United States            30,000,000         37,453,006
  (l) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual ...........    United States            44,500,000         39,382,500
  (l) Wells Fargo Capital XV, pfd., 9.75%, Perpetual .............    United States           449,600,000        469,832,000
                                                                                                            ----------------
                                                                                                               3,671,119,348
                                                                                                            ----------------
      HEALTH CARE 6.2%
  (c) Apria Healthcare Group Inc., senior secured note, 144A,
         11.25%, 11/01/14 ........................................    United States            50,000,000         54,000,000
         12.375%, 11/01/14 .......................................    United States            25,000,000         26,812,500
      Community Health Systems Inc., senior sub. note, 8.875%,
         7/15/15 .................................................    United States           353,500,000        363,221,250
      DaVita Inc.,
         senior note, 6.625%, 3/15/13 ............................    United States            49,100,000         48,854,500
         senior sub. note, 7.25%, 3/15/15 ........................    United States            52,000,000         51,740,000
      HCA Inc.,
         6.75%, 7/15/13 ..........................................    United States            62,320,000         59,983,000
         6.375%, 1/15/15 .........................................    United States           158,750,000        142,081,250
         senior note, 6.50%, 2/15/16 .............................    United States           188,104,000        167,882,820
         senior secured note, 9.25%, 11/15/16 ....................    United States           300,000,000        310,875,000
         (c) senior secured note, 144A, 8.50%, 4/15/19 ...........    United States           160,000,000        168,000,000
         (c) senior secured note, 144A, 7.875%, 2/15/20 ..........    United States           160,550,000        161,553,437
      Tenet Healthcare Corp.,
         senior note, 7.375%, 2/01/13 ............................    United States           430,000,000        427,850,000
         (c) senior note, 144A, 9.00%, 05/01/15 ..................    United States           300,000,000        315,000,000
         (c) senior note, 144A, 10.00%, 5/01/18 ..................    United States           300,000,000        332,250,000
         (f) senior note, FRN, 9.25%, 2/01/15 ....................    United States           115,000,000        120,606,250
         (c) senior secured note, 144A, 8.875%, 7/01/19 ..........    United States            30,000,000         31,950,000
(f,k) US Oncology Holdings Inc., senior note, PIK, FRN, 6.904%,
         3/15/12 .................................................    United States            87,311,473         76,397,539
      US Oncology Inc.,
         senior note, 10.75%, 8/15/14 ............................    United States            15,000,000         15,750,000
         (c) senior secured note, 144A, 9.125%, 8/15/17 ..........    United States            40,000,000         42,300,000
      Vanguard Health Holding Co. I LLC, senior disc. note, zero
         cpn. to 10/01/09, 11.25% thereafter, 10/01/15 ...........    United States            23,900,000         24,975,500
                                                                                                            ----------------
                                                                                                               2,942,083,046
                                                                                                            ----------------


                               Annual Report | 91

Franklin Custodian Funds

      FRANKLIN INCOME FUND                                               COUNTRY      PRINCIPAL AMOUNT(e)         VALUE
      --------------------                                           --------------   -------------------   ----------------
      CORPORATE BONDS (CONTINUED)
      INDUSTRIALS 5.4%
      Allied Waste North America Inc.,
         senior note, B, 7.375%, 4/15/14 .........................    United States           175,000,000   $    182,306,425
         senior note, B, 7.125%, 5/15/16 .........................    United States            72,500,000         76,588,420
         senior secured note, 6.125%, 2/15/14 ....................    United States            21,500,000         22,054,851
         senior secured note, 6.875%, 6/01/17 ....................    United States            65,000,000         68,770,130
  (c) Altegrity Inc., senior note, 144A, 10.50%, 11/01/15 ........    United States            20,600,000         17,510,000
(c,h) American Airlines Inc., senior secured note, 144A, 10.50%,
         10/15/12 ................................................    United States            67,500,000         69,525,000
      Browning-Ferris Industries Inc., 7.40%, 9/15/35 ............    United States            50,000,000         57,532,550
  (c) Case New Holland Inc., senior note, 144A, 7.75%, 9/01/13 ...    United States           201,050,000        201,050,000
  (c) Ceva Group PLC,
         senior note, 144A, 10.00%, 9/01/14 ......................   United Kingdom           100,000,000         89,500,000
      (h) senior secured note, 144A, 11.625%, 10/01/16 ...........   United Kingdom            11,800,000         11,460,986
  (c) Delta Air Lines Inc., senior secured note, 144A,
         9.50%, 9/15/14 ..........................................    United States            83,150,000         84,813,000
         11.75%, 3/15/15 .........................................    United States           130,000,000        124,150,000
      Hertz Corp.,
         senior note, 8.875%, 1/01/14 ............................    United States           440,000,000        446,600,000
         senior sub. note, 10.50%, 1/01/16 .......................    United States           140,000,000        146,300,000
      Ingersoll-Rand Global Holding Co. Ltd., senior note, 9.50%,
         4/15/14 .................................................    United States            23,100,000         27,331,573
      JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
         5/15/13 .................................................    United States           168,400,000        162,506,000
      JohnsonDiversey Inc., senior sub. note, B, 9.625%,
         5/15/12 .................................................    United States           128,000,000        130,560,000
      Nortek Inc., senior note, 10.00%, 12/01/13 .................    United States            40,000,000         41,000,000
      RBS Global & Rexnord Corp.,
         (c) 144A, 9.50%, 8/01/14 ................................    United States            98,206,000         95,750,850
         senior note, 9.50%, 8/01/14 .............................    United States           173,274,000        168,942,150
         senior sub. note, 11.75%, 8/01/16 .......................    United States            97,000,000         88,270,000
  (c) RSC Equipment Rental Inc., senior secured note, 144A,
         10.00%, 7/15/17 .........................................    United States            30,000,000         32,400,000
      Terex Corp., senior sub. note, 8.00%, 11/15/17 .............    United States           185,000,000        170,662,500
(c,h) Transdigm Inc., senior sub. note, 144A, 7.75%, 7/15/14 .....    United States            50,000,000         48,562,500
                                                                                                            ----------------
                                                                                                               2,564,146,935
                                                                                                            ----------------
      INFORMATION TECHNOLOGY 2.6%
      Ceridian Corp., senior note, 11.50%, 11/15/15 ..............    United States            75,000,000         67,593,750
      First Data Corp., senior note, 9.875%, 9/24/15 .............    United States           270,000,000        250,762,500
      Flextronics International Ltd., senior sub. note, 6.25%,
         11/15/14 ................................................      Singapore              75,000,000         72,562,500
      Freescale Semiconductor Inc., senior note,
         8.875%, 12/15/14 ........................................    United States           126,685,000         97,547,450
         10.125%, 12/15/16 .......................................    United States           162,500,000        108,875,000
      Jabil Circuit Inc., senior note,
         7.75%, 7/15/16 ..........................................    United States            45,400,000         46,308,000
         8.25%, 3/15/18 ..........................................    United States             5,000,000          5,100,000
      Lucent Technologies Inc., 6.45%, 3/15/29 ...................    United States           180,000,000        137,925,000
  (i) Nortel Networks Ltd., senior note, 10.75%, 7/15/16 .........        Canada               77,100,000         44,332,500
      Sanmina-SCI Corp., senior sub. note,
         6.75%, 3/01/13 ..........................................    United States           150,000,000        143,250,000
         8.125%, 3/01/16 .........................................    United States           100,000,000         94,000,000


                               92 | Annual Report

Franklin Custodian Funds

      FRANKLIN INCOME FUND                                               COUNTRY      PRINCIPAL AMOUNT(e)         VALUE
      --------------------                                           --------------   -------------------   ----------------
      CORPORATE BONDS (CONTINUED)
      INFORMATION TECHNOLOGY (CONTINUED)
      SunGard Data Systems Inc.,
         senior note, 9.125%, 8/15/13 ............................    United States        35,000,000       $     35,525,000
         (c) senior note, 144A, 10.625%, 5/15/15 .................    United States        55,000,000             58,575,000
         senior sub. note, 10.25%, 8/15/15 .......................    United States        85,000,000             87,125,000
                                                                                                            ----------------
                                                                                                               1,249,481,700
                                                                                                            ----------------
      MATERIALS 3.5%
  (c) Anglo American Capital PLC,
         144A, 9.375%, 4/08/19 ...................................   United Kingdom        56,900,000             69,247,641
         senior note, 144A, 9.375%, 4/08/14 ......................   United Kingdom        75,000,000             87,456,900
      ArcelorMittal, senior note, 9.85%, 6/01/19 .................      Luxembourg         50,000,000             59,141,751
  (c) Ashland Inc., senior note, 144A, 9.125%, 6/01/17 ...........    United States        35,000,000             37,537,500
      Ball Corp., senior note,
         7.125%, 9/01/16 .........................................    United States        15,400,000             15,785,000
         7.375%, 9/01/19 .........................................    United States        14,800,000             15,096,000
      Boise Cascade LLC, senior sub. note, 7.125%, 10/15/14 ......    United States        15,000,000             12,000,000
      Freeport-McMoRan Copper & Gold Inc., senior note,
         8.25%, 4/01/15 ..........................................    United States        82,400,000             87,749,655
         8.375%, 4/01/17 .........................................    United States       110,000,000            117,175,630
      Huntsman International LLC,
         (c) senior note, 144A, 5.50%, 6/30/16 ...................    United States        56,000,000             47,880,000
         senior sub. note, 7.875%, 11/15/14 ......................    United States        10,000,000              9,350,000
  (c) Ineos Group Holdings PLC, senior sub. note, 144A, 7.875%,
         2/15/16 .................................................   United Kingdom       180,000,000 EUR        128,387,022
  (c) Nalco Co., senior note, 144A, 8.25%, 5/15/17 ...............    United States        34,650,000             36,555,750
      Nalco Finance Holdings, senior note, 9.00%, 2/01/14 ........    United States       380,000,000            394,250,000
      NewPage Corp., senior secured note,
         10.00%, 5/01/12 .........................................    United States        60,000,000             39,900,000
         (c) 144A, 11.375%, 12/31/14 .............................    United States        35,150,000             34,710,625
      Owens-Brockway Glass Container Inc., senior note, 7.375%,
         5/15/16 .................................................    United States        51,850,000             52,887,000
      Rio Tinto Finance USA Ltd., senior note,
         8.95%, 5/01/14 ..........................................      Australia          50,000,000             59,077,250
         9.00%, 5/01/19 ..........................................      Australia          35,000,000             43,101,351
  (c) Sealed Air Corp., senior note, 144A, 7.875%, 6/15/17 .......    United States        25,000,000             26,404,800
      Teck Resources Ltd.,
         senior note, 9.75%, 5/15/14 .............................       Canada            81,900,000             90,499,500
         senior secured note, 10.25%, 5/15/16 ....................       Canada            81,300,000             92,275,500
         senior secured note, 10.75%, 5/15/19 ....................       Canada            71,675,000             83,680,563
                                                                                                            ----------------
                                                                                                               1,640,149,438
                                                                                                            ----------------
      TELECOMMUNICATION SERVICES 1.1%
  (c) CC Holdings GS V LLC, senior secured note, 144A, 7.75%,
         5/01/17 .................................................    United States        72,250,000             75,140,000
      Crown Castle International Corp., senior note, 9.00%,
         1/15/15 .................................................    United States        55,000,000             57,887,500
  (c) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 .....       Jamaica           65,000,000             60,775,000
  (c) Qwest Corp., senior note, 144A, 8.375%, 5/01/16 ............    United States        87,750,000             91,260,000
      Virgin Media Finance PLC, senior note, 1, 9.50%, 8/15/16 ...   United Kingdom        74,800,000             79,101,000


                               Annual Report | 93

Franklin Custodian Funds

      FRANKLIN INCOME FUND                                               COUNTRY      PRINCIPAL AMOUNT(e)         VALUE
      --------------------                                           --------------   -------------------   ----------------
      CORPORATE BONDS (CONTINUED)
      TELECOMMUNICATION SERVICES (CONTINUED)
  (c) Wind Acquisition Finance SA, senior note, 144A, 11.75%,
         7/15/17 .................................................        Italy                68,500,000   $     77,233,750
(c,h) Windstream Corp., senior note, 144A, 7.875%, 11/01/17 ......    United States            70,750,000         69,710,683
                                                                                                            ----------------
                                                                                                                 511,107,933
                                                                                                            ----------------
      UTILITIES 6.9%
      The AES Corp., senior note, 8.00%, 10/15/17 ................    United States            61,000,000         61,686,250
  (a) Ameren Corp., senior note, 8.875%, 5/15/14 .................    United States            58,200,000         65,494,555
      Aquila Inc., senior note, 11.875%, 7/01/12 .................    United States            53,500,000         61,825,403
      Arizona Public Service Co., senior note, 8.75%, 3/01/19 ....    United States            55,000,000         66,719,730
  (c) Calpine Construction Finance, senior secured note, 144A,
         8.00%, 6/01/16 ..........................................    United States           100,000,000        103,000,000
      CMS Energy Corp., senior note, 8.75%, 6/15/19 ..............    United States            71,850,000         78,537,726
      Dynegy Holdings Inc., senior note,
         6.875%, 4/01/11 .........................................    United States           353,020,000        360,080,400
         8.75%, 2/15/12 ..........................................    United States           341,905,000        350,452,625
         7.50%, 6/01/15 ..........................................    United States           128,000,000        119,040,000
         8.375%, 5/01/16 .........................................    United States           243,700,000        229,078,000
         7.75%, 6/01/19 ..........................................    United States           105,000,000         90,037,500
      Energy Future Holdings Corp., senior note,
         10.875%, 11/01/17 .......................................    United States           187,500,000        142,500,000
         P, 5.55%, 11/15/14 ......................................    United States           378,260,000        260,086,280
         (k) PIK, 12.00%, 11/01/17 ...............................    United States           320,000,000        212,800,000
  (c) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 .....     Netherlands             80,000,000         82,800,000
      Public Service Co. of New Mexico, senior note, 7.95%,
         5/15/18 .................................................    United States            55,000,000         55,571,725
      Reliant Energy Inc., senior note,
         7.625%, 6/15/14 .........................................    United States           150,000,000        147,937,500
         7.875%, 6/15/17 .........................................    United States           153,100,000        150,229,375
      Texas Competitive Electric Holdings Co. LLC, senior note,
         A, 10.25%, 11/01/15 .....................................    United States           445,000,000        322,625,000
         B, 10.25%, 11/01/15 .....................................    United States           242,900,000        176,102,500
         (k) PIK, 10.50%, 11/01/16 ...............................    United States           221,937,500        149,807,813
                                                                                                            ----------------
                                                                                                               3,286,412,382
                                                                                                            ----------------
      TOTAL CORPORATE BONDS (COST $29,955,201,053) ...............                                            27,828,422,508
                                                                                                            ----------------
      CONVERTIBLE BONDS 2.0%
      CONSUMER DISCRETIONARY 0.4%
  (c) Host Hotels & Resorts LP, cvt., senior note, 144A, 2.625%,
         4/15/12 .................................................    United States           120,956,000        111,733,105
  (c) Host Marriott LP, cvt., senior deb., 144A, 3.25%, 3/15/24 ..    United States            89,033,000         89,478,165
                                                                                                            ----------------
                                                                                                                 201,211,270
                                                                                                            ----------------
      FINANCIALS 0.9%
(a,f) iStar Financial Inc., cvt., senior note, FRN, 1.097%,
         10/01/12 ................................................    United States           250,000,000        126,250,000
      Vornado Realty Trust, cvt., senior bond,
         3.625%, 11/15/26 ........................................    United States            75,000,000         73,218,750
         2.85%, 4/01/27 ..........................................    United States           222,500,000        212,765,625
                                                                                                            ----------------
                                                                                                                 412,234,375
                                                                                                            ----------------


                               94 | Annual Report

Franklin Custodian Funds

      FRANKLIN INCOME FUND                                               COUNTRY      PRINCIPAL AMOUNT(e)         VALUE
      --------------------                                           --------------   -------------------   ----------------
      CONVERTIBLE BONDS (CONTINUED)
      INFORMATION TECHNOLOGY 0.6%
  (c) Advanced Micro Devices Inc., cvt., senior note, 144A, 5.75%,
         8/15/12 .................................................    United States           325,000,000   $    274,218,750
      UTILITIES 0.1%
      CMS Energy Corp., cvt., senior note, 5.50%, 6/15/29 ........    United States            50,000,000         57,437,500
                                                                                                            ----------------
      TOTAL CONVERTIBLE BONDS (COST $1,015,319,025) ..............                                               945,101,895
                                                                                                            ----------------
      TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
         (COST $51,152,932,548) ..................................                                            45,979,827,642
                                                                                                            ----------------
      SHORT TERM INVESTMENTS 3.1%
      U.S. GOVERNMENT AND AGENCY SECURITIES (COST $309,999,991)
         0.6%
  (m) FHLB, 10/01/09 .............................................                            310,000,000        310,000,000
                                                                                                            ----------------
      TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND
         REPURCHASE AGREEMENTS (COST $51,462,932,539) ............                                            46,289,827,642
                                                                                                            ----------------

                                                                                             SHARES
                                                                                      -------------------
      MONEY MARKET FUNDS 0.6%
  (b) Bank of New York Institutional Cash Reserve Fund,
         Series B ................................................    United States               451,668            361,334
  (n) Institutional Fiduciary Trust Money Market Portfolio,
         0.00% ...................................................    United States           269,928,515        269,928,515
                                                                                                            ----------------
      TOTAL MONEY MARKET FUNDS (COST $270,380,182) ...............                                               270,289,849
                                                                                                            ----------------

                                                                                        PRINCIPAL AMOUNT
                                                                                      -------------------
      REPURCHASE AGREEMENTS (COST $906,056,891) 1.9%
  (o) Joint Repurchase Agreement, 0.029%, 10/01/09 ...............    United States   $       906,056,891        906,056,891
         (Maturity Value $906,057,617)
         Banc of America Securities LLC (Maturity Value
            $114,253,866)
         Barclays Capital Inc. (Maturity Value $134,241,497)
         BNP Paribas Securities Corp. (Maturity
            Value $228,498,669)
         Credit Suisse Securities (USA) LLC (Maturity Value
            $142,812,802)
         Deutsche Bank Securities Inc. (Maturity Value
            $86,320,109)
         HSBC Securities (USA) Inc. (Maturity Value $85,685,869)
         Morgan Stanley & Co. Inc. (Maturity Value $85,685,869)
         UBS Securities LLC (Maturity Value $28,558,936)
            Collateralized by U.S. Government Agency Securities,
            0.50% - 5.00%, 3/19/09 - 2/13/17; (m)U.S. Government
            Agency Discount Notes, 12/31/09 - 4/26/10; (m)U.S.
            Treasury Bills, 6/10/20; and U.S. Treasury Notes,
            1.50% - 4.125%, 7/15/10 - 8/31/14
                                                                                                            ----------------
      TOTAL SHORT TERM INVESTMENTS
         (COST $1,486,437,064) ...................................                                             1,486,346,740
                                                                                                            ----------------
      TOTAL INVESTMENTS (COST $52,639,369,612) 100.0% ............                                            47,466,174,382
      OTHER ASSETS, LESS LIABILITIES (0.0)%(p) ...................                                               (19,637,554)
                                                                                                            ----------------
      NET ASSETS 100.0% ..........................................                                          $ 47,446,536,828
                                                                                                            ================


                               Annual Report | 95

Franklin Custodian Funds

FRANKLIN INCOME FUND

See Abbreviations on page 143.

(a)  See Note 10 regarding holdings of 5% voting securities.

(b)  Non-income producing.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2009, the aggregate value of these securities was $8,174,519,821, representing 17.23% of net assets.

(d)  See Note 1(f) regarding equity-linked securities.

(e)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(f)  The coupon rate shown represents the rate at period end.

(g)  See Note 1(h) regarding senior floating rate interests.

(h)  Security purchased on a delayed delivery basis. See Note 1(d).

(i)  See Note 8 regarding defaulted securities.

(j)  See Note 12 regarding other considerations.

(k)  Income may be received in additional securities and/or cash.

(l)  Perpetual security with no stated maturity date.

(m)  The security is traded on a discount basis with no stated coupon rate.

(n) See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

(o)  See Note 1(c) regarding joint repurchase agreement.

(p)  Rounds to less than 0.1% of net assets.

   The accompanying notes are an integral part of these financial statements.


                               96 | Annual Report

Franklin Custodian Funds

FINANCIAL HIGHLIGHTS

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                            YEAR ENDED SEPTEMBER 30,
                                        -----------------------------------------------------------------
CLASS A                                    2009         2008          2007           2006         2005
-------                                 ----------   ----------    ----------    ----------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $     6.45   $     6.39    $     6.43    $     6.53    $     6.68
                                        ----------   ----------    ----------    ----------    ----------
Income from investment operations(a):
   Net investment income(b) .........         0.27         0.30          0.31          0.30          0.28
   Net realized and unrealized gains
      (losses) ......................         0.27         0.08         (0.02)        (0.09)        (0.11)
                                        ----------   ----------    ----------    ----------    ----------
Total from investment operations ....         0.54         0.38          0.29          0.21          0.17
                                        ----------   ----------    ----------    ----------    ----------
Less distributions from net
   investment income ................        (0.30)       (0.32)        (0.33)        (0.31)        (0.32)
                                        ----------   ----------    ----------    ----------    ----------
Redemption fees(c) ..................           --           --(d)         --(d)         --(d)         --(d)
                                        ----------   ----------    ----------    ----------    ----------
Net asset value, end of year ........   $     6.69   $     6.45    $     6.39    $     6.43    $     6.53
                                        ==========   ==========    ==========    ==========    ==========
Total return(e) .....................         8.50%        6.00%         4.63%         3.40%         2.67%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .........................         0.73%        0.72%         0.72%         0.72%         0.72%
Net investment income ...............         4.11%        4.64%         4.78%         4.64%         4.29%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $6,275,792   $5,353,961    $5,073,449    $5,291,117    $5,901,449
Portfolio turnover rate .............        34.74%       21.66%        12.34%        20.54%        29.14%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 97

Franklin Custodian Funds

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                       YEAR ENDED SEPTEMBER 30,
                                        -------------------------------------------------------
CLASS B                                    2009      2008        2007         2006       2005
-------                                 --------   --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $   6.44   $   6.38    $   6.42    $   6.52    $   6.67
                                        --------   --------    --------    --------    --------
Income from investment operations(a):
   Net investment income(b) .........       0.24       0.27        0.27        0.26        0.25
   Net realized and unrealized gains
      (losses) ......................       0.26       0.07       (0.01)      (0.08)      (0.11)
                                        --------   --------    --------    --------    --------
Total from investment operations ....       0.50       0.34        0.26        0.18        0.14
                                        --------   --------    --------    --------    --------
Less distributions from net
   investment income ................      (0.26)     (0.28)      (0.30)      (0.28)      (0.29)
                                        --------   --------    --------    --------    --------
Redemption fees(c) ..................         --         --(d)       --(d)       --(d)       --(d)
                                        --------   --------    --------    --------    --------
Net asset value, end of year ........   $   6.68   $   6.44    $   6.38    $   6.42    $   6.52
                                        ========   ========    ========    ========    ========
Total return(e) .....................       7.79%      5.61%       4.10%       2.87%       2.13%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .........................       1.24%      1.24%       1.25%       1.24%       1.25%
Net investment income ...............       3.60%      4.12%       4.25%       4.12%       3.76%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $230,575   $284,649    $316,720    $388,807    $478,788
Portfolio turnover rate .............      34.74%     21.66%      12.34%      20.54%      29.14%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               98 | Annual Report

Franklin Custodian Funds

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                         YEAR ENDED SEPTEMBER 30,
                                        ---------------------------------------------------------
CLASS C                                    2009        2008        2007        2006        2005
-------                                 ----------   --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $     6.42   $   6.36    $   6.40    $   6.50    $   6.65
                                        ----------   --------    --------    --------    --------
Income from investment operations(a):
   Net investment income(b) .........         0.23       0.27        0.27        0.26        0.25
   Net realized and unrealized gains
      (losses) ......................         0.27       0.07       (0.01)      (0.08)      (0.11)
                                        ----------   --------    --------    --------    --------
Total from investment operations ....         0.50       0.34        0.26        0.18        0.14
                                        ----------   --------    --------    --------    --------
Less distributions from net
   investment income ................        (0.26)     (0.28)      (0.30)      (0.28)      (0.29)
                                        ----------   --------    --------    --------    --------
Redemption fees(c) ..................           --         --(d)       --(d)       --(d)       --(d)
                                        ----------   --------    --------    --------    --------
Net asset value, end of year ........   $     6.66   $   6.42    $   6.36    $   6.40    $   6.50
                                        ==========   ========    ========    ========    ========
Total return(e) .....................         8.01%      5.48%       4.12%       2.88%       2.14%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .........................         1.24%      1.24%       1.25%       1.23%       1.25%
Net investment income ...............         3.60%      4.12%       4.25%       4.13%       3.76%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $1,464,614   $610,148    $418,951    $424,462    $508,539
Portfolio turnover rate .............        34.74%     21.66%      12.34%      20.54%      29.14%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 99

Franklin Custodian Funds

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                      YEAR ENDED SEPTEMBER 30,
                                        ----------------------------------------------------
CLASS R                                   2009       2008        2007       2006       2005
-------                                 --------   --------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $   6.45   $   6.39    $  6.43    $  6.53    $  6.68
                                        --------   --------    -------    -------    -------
Income from investment operations(a):
   Net investment income(b) .........       0.25       0.28       0.28       0.27       0.26
   Net realized and unrealized gains
      (losses) ......................       0.26       0.07      (0.01)     (0.08)     (0.11)
                                        --------   --------    -------    -------    -------
Total from investment operations ....       0.51       0.35       0.27       0.19       0.15
                                        --------   --------    -------    -------    -------
Less distributions from net
   investment income ................      (0.27)     (0.29)     (0.31)     (0.29)     (0.30)
                                        --------   --------    -------    -------    -------
Redemption fees(c) ..................         --         --(d)      --(d)      --(d)      --(d)
                                        --------   --------    -------    -------    -------
Net asset value, end of year ........   $   6.69   $   6.45    $  6.39    $  6.43    $  6.53
                                        ========   ========    =======    =======    =======
Total return(e) .....................       8.12%      5.61%      4.25%      3.01%      2.29%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .........................       1.09%      1.09%      1.10%      1.09%      1.10%
Net investment income ...............       3.75%      4.27%      4.40%      4.27%      3.91%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $138,548   $104,648    $74,537    $71,104    $65,790
Portfolio turnover rate .............      34.74%     21.66%     12.34%     20.54%     29.14%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                              100 | Annual Report

Franklin Custodian Funds

FRANKLIN U.S. GOVERNMENT SECURITIES FUND

                                                        YEAR ENDED SEPTEMBER 30,
                                        -------------------------------------------------------
ADVISOR CLASS                             2009       2008        2007        2006        2005
-------------                           --------   --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $   6.47   $   6.41    $   6.45    $   6.55    $   6.69
                                        --------   --------    --------    --------    --------
Income from investment operations(a):
   Net investment income(b) .........       0.28       0.31        0.31        0.31        0.29
   Net realized and unrealized gains
      (losses) ......................       0.27       0.08       (0.01)      (0.09)      (0.10)
                                        --------   --------    --------    --------    --------
Total from investment operations ....       0.55       0.39        0.30        0.22        0.19
                                        --------   --------    --------    --------    --------
Less distributions from net
   investment income ................      (0.31)     (0.33)      (0.34)      (0.32)      (0.33)
                                        --------   --------    --------    --------    --------
Redemption fees(c) ..................         --         --(d)       --(d)       --(d)       --(d)
                                        --------   --------    --------    --------    --------
Net asset value, end of year ........   $   6.71   $   6.47    $   6.41    $   6.45    $   6.55
                                        ========   ========    ========    ========    ========
Total return ........................       8.63%      6.11%       4.75%       3.53%       2.95%
RATIOS TO AVERAGE NET ASSETS
Expenses(e) .........................       0.59%      0.59%       0.60%       0.59%       0.60%
Net investment income ...............       4.25%      4.77%       4.90%       4.77%       4.41%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $863,951   $612,026    $470,751    $387,239    $334,681
Portfolio turnover rate .............      34.74%     21.66%      12.34%      20.54%      29.14%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                              Annual Report | 101

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009

      FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                          PRINCIPAL AMOUNT          VALUE
      ----------------------------------------                                        -------------------   ----------------
      MORTGAGE-BACKED SECURITIES 92.6%
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 92.6%
      GNMA GP 30 Year, 8.25%, 3/15/17 - 10/15/17 ..................................   $            96,046   $        105,191
      GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16 ..................................               210,951            232,450
      GNMA GP 30 Year, 10.00%, 11/15/09 - 1/15/10 .................................                 6,529              6,595
      GNMA GP 30 Year, 11.00%, 1/15/10 - 11/15/10 .................................                63,946             65,831
      GNMA GP 30 Year, 11.25%, 7/15/13 - 1/15/16 ..................................               166,065            185,230
      GNMA GP 30 Year, 11.50%, 2/15/13 - 5/15/13 ..................................                24,286             26,919
      GNMA GP 30 Year, 11.75%, 7/15/13 - 8/15/13 ..................................                26,624             29,412
      GNMA GP 30 Year, 12.00%, 3/15/11 - 12/15/12 .................................                 7,527              8,141
      GNMA GP 30 Year, 12.50%, 5/15/10 - 6/15/10 ..................................                 3,998              4,147
      GNMA GP 30 Year, 12.75%, 5/15/14 ............................................                 4,046              4,646
      GNMA I SF 15 Year, 6.50%, 5/15/18 ...........................................               947,624          1,020,485
      GNMA I SF 30 Year, 4.50%, 3/15/39 ...........................................           112,359,480        114,290,658
      GNMA I SF 30 Year, 4.50%, 1/15/39 - 6/15/39 .................................           764,146,355        777,267,028
      GNMA I SF 30 Year, 5.00%, 8/15/39 ...........................................           187,189,656        194,121,366
      GNMA I SF 30 Year, 5.00%, 2/15/33 - 9/15/39 .................................         1,157,383,587      1,203,462,716
      GNMA I SF 30 Year, 5.50%, 2/15/39 ...........................................           167,612,097        176,228,406
      GNMA I SF 30 Year, 5.50%, 5/15/28 - 6/15/39 .................................         1,531,989,084      1,614,700,547
      GNMA I SF 30 Year, 6.00%, 11/15/38 ..........................................            89,063,381         94,325,875
      GNMA I SF 30 Year, 6.00%, 10/15/23 - 2/15/39 ................................         1,208,132,805      1,282,191,739
      GNMA I SF 30 Year, 6.50%, 5/15/23 - 2/15/38 .................................           301,024,291        322,818,996
      GNMA I SF 30 Year, 6.75%, 3/15/26 ...........................................                39,395             43,101
      GNMA I SF 30 Year, 7.00%, 4/15/16 - 9/15/32 .................................           159,653,071        175,973,472
      GNMA I SF 30 Year, 7.25%, 11/15/25 - 1/15/26 ................................               526,091            584,373
      GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/33 .................................            51,410,136         57,165,312
      GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22 .................................               389,142            435,199
      GNMA I SF 30 Year, 8.00%, 11/15/15 - 9/15/30 ................................            30,748,682         34,484,619
      GNMA I SF 30 Year, 8.25%, 3/15/27 ...........................................                36,145             41,225
      GNMA I SF 30 Year, 8.50%, 12/15/09 - 6/15/25 ................................             6,839,624          7,732,692
      GNMA I SF 30 Year, 9.00%, 9/15/13 - 7/15/23 .................................             8,293,864          9,285,919
      GNMA I SF 30 Year, 9.50%, 10/15/09 - 8/15/22 ................................             4,937,758          5,576,826
      GNMA I SF 30 Year, 10.00%, 2/15/16 - 3/15/25 ................................             6,784,420          7,608,218
      GNMA I SF 30 Year, 10.50%, 2/15/12 - 10/15/21 ...............................             4,948,359          5,550,783
      GNMA I SF 30 Year, 11.00%, 12/15/09 - 5/15/21 ...............................             3,275,637          3,638,528
      GNMA I SF 30 Year, 11.50%, 3/15/13 - 2/15/16 ................................               936,736          1,043,215
      GNMA I SF 30 Year, 12.00%, 5/15/11 - 1/15/18 ................................             4,515,495          5,073,595
      GNMA I SF 30 Year, 12.50%, 4/15/10 - 8/15/18 ................................             3,032,669          3,411,823
      GNMA I SF 30 Year, 13.00%, 1/15/11 - 9/15/15 ................................             3,477,666          3,924,436
      GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17 ................................                38,497             42,413
      GNMA II GP 30 Year, 11.50%, 8/20/13 .........................................                10,992             12,151
      GNMA II SF 30 Year, 4.50%, 5/20/33 - 10/20/34 ...............................            33,480,593         34,109,585
      GNMA II SF 30 Year, 5.00%, 9/20/33 ..........................................           160,896,482        167,744,554
      GNMA II SF 30 Year, 5.00%, 7/20/33 - 3/20/36 ................................           244,620,181        254,572,285
      GNMA II SF 30 Year, 5.50%, 12/20/34 .........................................           107,179,112        113,243,704
      GNMA II SF 30 Year, 5.50%, 6/20/38 ..........................................            91,453,271         96,251,910
      GNMA II SF 30 Year, 5.50%, 6/20/34 - 3/20/39 ................................           539,644,298        569,512,178
      GNMA II SF 30 Year, 6.00%, 10/20/23 - 12/20/38 ..............................           683,607,096        726,537,204
      GNMA II SF 30 Year, 6.50%, 11/20/38 .........................................            98,600,462        104,838,318
      GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39 ................................            89,222,911         95,716,560
      GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33 ................................            29,031,823         31,825,069


                              102 | Annual Report

Franklin Custodian Funds

      FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                          PRINCIPAL AMOUNT          VALUE
      ----------------------------------------                                        -------------------   ----------------
      MORTGAGE-BACKED SECURITIES (CONTINUED)
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
      GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32 ...............................   $         5,383,708   $      6,001,659
      GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30 ................................             2,620,735          2,944,990
      GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25 ................................             1,306,000          1,466,223
      GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/21 ...............................               440,953            495,866
      GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25 ................................               256,253            290,536
      GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21 ...............................               539,541            604,318
      GNMA II SF 30 Year, 10.50%, 9/20/13 - 3/20/21 ...............................             1,383,268          1,541,495
      GNMA II SF 30 Year, 11.00%, 8/20/13 - 1/20/21 ...............................               218,089            243,724
      GNMA II SF 30 Year, 11.50%, 9/20/13 - 2/20/18 ...............................               117,528            130,628
      GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16 ...............................               195,366            218,596
      GNMA II SF 30 Year, 12.50%, 10/20/13 - 11/20/15 .............................               128,841            146,216
      GNMA II SF 30 Year, 13.00%, 10/20/13 - 9/20/15 ..............................               158,462            182,372
                                                                                                            ----------------
      TOTAL MORTGAGE-BACKED SECURITIES (COST $8,010,231,955) ......................                            8,311,342,268
                                                                                                            ----------------

                                                                                             SHARES
                                                                                      -------------------
      SHORT TERM INVESTMENTS 6.7%
      MONEY MARKET FUNDS (COST $269,928,515) 3.0%
(a)   Institutional Fiduciary Trust Money Market Portfolio, 0.00% .................           269,928,515        269,928,515
                                                                                                            ----------------

                                                                                        PRINCIPAL AMOUNT
                                                                                      -------------------
      REPURCHASE AGREEMENTS (COST $330,020,000) 3.7%
(b)   Barclays Capital Inc., 0.02%, 10/01/09 (Maturity Value $330,020,183)
         Collateralized by U.S. Treasury Notes, 1.25%, 11/30/10 ...................   $       330,020,000        330,020,000
                                                                                                            ----------------
      TOTAL INVESTMENTS (COST $8,610,180,470) 99.3% ...............................                            8,911,290,783
      OTHER ASSETS, LESS LIABILITIES 0.7% .........................................                               62,190,345
                                                                                                            ----------------
      NET ASSETS 100.0% ...........................................................                         $  8,973,481,128
                                                                                                            ================

See Abbreviations on page 143.

(a) See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

(b)  See Note 1(c) regarding repurchase agreements.

   The accompanying notes are an integral part of these financial statements.


                              Annual Report | 103

Franklin Custodian Funds

FINANCIAL HIGHLIGHTS

FRANKLIN UTILITIES FUND

                                                             YEAR ENDED SEPTEMBER 30,
                                        -----------------------------------------------------------------
CLASS A                                    2009         2008          2007          2006          2005
-------                                 ----------   ----------    ---------     ----------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $    11.92   $    14.58    $    12.89    $    12.59    $    10.16
                                        ----------   ----------    ----------    ----------    ----------
Income from investment operations(a):
   Net investment income(b) .........         0.43         0.41          0.40          0.43          0.45
   Net realized and unrealized gains
      (losses) ......................        (1.11)       (1.93)         2.16          0.37          2.42
                                        ----------   ----------    ----------    ----------    ----------
Total from investment operations ....        (0.68)       (1.52)         2.56          0.80          2.87
                                        ----------   ----------    ----------    ----------    ----------
Less distributions from:
   Net investment income ............        (0.42)       (0.40)        (0.40)        (0.41)        (0.44)
   Net realized gains ...............        (0.08)       (0.74)        (0.47)        (0.09)           --
                                        ----------   ----------    ----------    ----------    ----------
Total distributions .................        (0.50)       (1.14)        (0.87)        (0.50)        (0.44)
                                        ----------   ----------    ----------    ----------    ----------
Redemption fees(c) ..................           --           --(d)         --(d)         --(d)         --(d)
                                        ----------   ----------    ----------    ----------    ----------
Net asset value, end of year ........   $    10.74   $    11.92    $    14.58    $    12.89    $    12.59
                                        ==========   ==========    ==========    ==========    ==========
Total return(e) .....................        (5.20)%     (11.63)%       20.32%         6.69%        28.81%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .........................         0.80%        0.74%         0.75%         0.76%         0.78%
Net investment income ...............         4.29%        2.92%         2.83%         3.54%         3.92%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $1,543,060   $1,769,397    $2,157,614    $1,926,732    $1,986,034
Portfolio turnover rate .............        15.49%        8.32%        10.84%         7.97%        13.53%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                              104 | Annual Report

Franklin Custodian Funds

FRANKLIN UTILITIES FUND

                                                       YEAR ENDED SEPTEMBER 30,
                                        -----------------------------------------------------
CLASS B                                   2009      2008       2007        2006        2005
-------                                 -------   -------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $ 11.91   $ 14.56    $  12.88    $  12.57    $  10.15
                                        -------   -------    --------    --------    --------
Income from investment operations(a):
   Net investment income(b) .........      0.38      0.33        0.33        0.37        0.39
   Net realized and unrealized gains
      (losses) ......................     (1.10)    (1.91)       2.15        0.38        2.42
                                        -------   -------    --------    --------    --------
Total from investment operations ....     (0.72)    (1.58)       2.48        0.75        2.81
                                        -------   -------    --------    --------    --------
Less distributions from:
   Net investment income ............     (0.37)    (0.33)      (0.33)      (0.35)      (0.39)
   Net realized gains ...............     (0.08)    (0.74)      (0.47)      (0.09)         --
                                        -------   -------    --------    --------    --------
Total distributions .................     (0.45)    (1.07)      (0.80)      (0.44)      (0.39)
                                        -------   -------    --------    --------    --------
Redemption fees(c) ..................        --        --(d)       --(d)       --(d)       --(d)
                                        -------   -------    --------    --------    --------
Net asset value, end of year ........   $ 10.74   $ 11.91    $  14.56    $  12.88    $  12.57
                                        =======   =======    ========    ========    ========
Total return(e) .....................     (5.65)%  (12.04)%     19.66%       6.25%      28.11%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .........................      1.30%     1.24%       1.26%       1.26%       1.28%
Net investment income ...............      3.79%     2.42%       2.32%       3.04%       3.42%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $64,176   $92,695    $127,587    $133,824    $154,277
Portfolio turnover rate .............     15.49%     8.32%      10.84%       7.97%      13.53%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                              Annual Report | 105

Franklin Custodian Funds

FRANKLIN UTILITIES FUND

                                                        YEAR ENDED SEPTEMBER 30,
                                        -------------------------------------------------------
CLASS C                                   2009       2008        2007        2006        2005
-------                                 --------   --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $  11.88   $  14.53    $  12.85    $  12.55    $  10.13
                                        --------   --------    --------    --------    --------
Income from investment operations(a):
   Net investment income(b) .........       0.38       0.33        0.33        0.37        0.39
   Net realized and unrealized gains
      (losses) ......................      (1.10)     (1.91)       2.15        0.37        2.42
                                        --------   --------    --------    --------    --------
Total from investment operations ....      (0.72)     (1.58)       2.48        0.74        2.81
                                        --------   --------    --------    --------    --------
Less distributions from:
   Net investment income ............      (0.37)     (0.33)      (0.33)      (0.35)      (0.39)
   Net realized gains ...............      (0.08)     (0.74)      (0.47)      (0.09)         --
                                        --------   --------    --------    --------    --------
Total distributions .................      (0.45)     (1.07)      (0.80)      (0.44)      (0.39)
                                        --------   --------    --------    --------    --------
Redemption fees(c) ..................         --         --(d)       --(d)       --(d)       --(d)
                                        --------   --------    --------    --------    --------
Net asset value, end of year ........   $  10.71   $  11.88    $  14.53    $  12.85    $  12.55
                                        ========   ========    ========    ========    ========
Total return(e) .....................      (5.64)%   (12.06)%     19.72%       6.19%      28.16%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .........................       1.30%      1.24%       1.26%       1.25%       1.28%
Net investment income ...............       3.79%      2.42%       2.32%       3.05%       3.42%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $300,544   $339,247    $424,977    $391,509    $435,714
Portfolio turnover rate .............      15.49%      8.32%      10.84%       7.97%      13.53%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                              106 | Annual Report

Franklin Custodian Funds

FRANKLIN UTILITIES FUND

                                                     YEAR ENDED SEPTEMBER 30,
                                        --------------------------------------------------
CLASS R                                   2009      2008       2007       2006       2005
-------                                 -------   -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $ 11.89   $ 14.54    $ 12.86    $ 12.57    $ 10.15
                                        -------   -------    -------    -------    -------
Income from investment operations(a):
   Net investment income(b) .........      0.40      0.36       0.35       0.39       0.43
   Net realized and unrealized gains
      (losses) ......................     (1.11)    (1.92)      2.16       0.36       2.40
                                        -------   -------    -------    -------    -------
Total from investment operations ....     (0.71)    (1.56)      2.51       0.75       2.83
                                        -------   -------    -------    -------    -------
Less distributions from:
   Net investment income ............     (0.39)    (0.35)     (0.36)     (0.37)     (0.41)
   Net realized gains ...............     (0.08)    (0.74)     (0.47)     (0.09)        --
                                        -------   -------    -------    -------    -------
Total distributions .................     (0.47)    (1.09)     (0.83)     (0.46)     (0.41)
                                        -------   -------    -------    -------    -------
Redemption fees(c) ..................        --        --(d)      --(d)      --(d)      --(d)
                                        -------   -------    -------    -------    -------
Net asset value, end of year ........   $ 10.71   $ 11.89    $ 14.54    $ 12.86    $ 12.57
                                        =======   =======    =======    =======    =======
Total return(e) .....................     (5.57)%  (11.92)%    19.92%      6.29%     28.35%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .........................      1.15%     1.09%      1.11%      1.11%      1.13%
Net investment income ...............      3.94%     2.57%      2.47%      3.19%      3.57%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $37,795   $36,596    $41,845    $27,736    $14,649
Portfolio turnover rate .............     15.49%     8.32%     10.84%      7.97%     13.53%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                              Annual Report | 107

Franklin Custodian Funds

FRANKLIN UTILITIES FUND

                                                       YEAR ENDED SEPTEMBER 30,
                                        -----------------------------------------------------
ADVISOR CLASS                             2009       2008       2007       2006        2005
-------------                           --------   -------    -------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the year)
Net asset value, beginning of year ..   $  11.98   $ 14.64    $ 12.95    $  12.64    $  10.20
                                        --------   -------    -------    --------    --------
Income from investment operations(a):
   Net investment income(b) .........       0.45      0.42       0.42        0.45        0.48
   Net realized and unrealized gains
      (losses) ......................      (1.12)    (1.92)      2.17        0.38        2.42
                                        --------   -------    -------    --------    --------
Total from investment operations ....      (0.67)    (1.50)      2.59        0.83        2.90
                                        --------   -------    -------    --------    --------
Less distributions from:
   Net investment income ............      (0.44)    (0.42)     (0.43)      (0.43)      (0.46)
   Net realized gains ...............      (0.08)    (0.74)     (0.47)      (0.09)         --
                                        --------   -------    -------    --------    --------
Total distributions .................      (0.52)    (1.16)     (0.90)      (0.52)      (0.46)
                                        --------   -------    -------    --------    --------
Redemption fees(c) ..................         --        --(d)      --(d)       --(d)       --(d)
                                        --------   -------    -------    --------    --------
Net asset value, end of year ........   $  10.79   $ 11.98    $ 14.64    $  12.95    $  12.64
                                        ========   =======    =======    ========    ========
Total return ........................      (5.12)%  (11.45)%    20.43%       6.88%      29.00%
RATIOS TO AVERAGE NET ASSETS
Expenses(e) .........................       0.65%     0.59%      0.61%       0.61%       0.63%
Net investment income ...............       4.44%     3.07%      2.97%       3.69%       4.07%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .....   $124,454   $58,817    $86,823    $103,041    $110,249
Portfolio turnover rate .............      15.49%     8.32%     10.84%       7.97%      13.53%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                              108 | Annual Report

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009

      FRANKLIN UTILITIES FUND                                            COUNTRY             SHARES               VALUE
      -----------------------                                        --------------   -------------------   ----------------
      COMMON STOCKS 94.0%
      DIVERSIFIED TELECOMMUNICATION SERVICES 2.7%
      AT&T Inc. ..................................................    United States             1,200,000   $     32,412,000
      Verizon Communications Inc. ................................    United States               800,000         24,216,000
                                                                                                            ----------------
                                                                                                                  56,628,000
                                                                                                            ----------------
      ELECTRIC UTILITIES 48.0%
      Allegheny Energy Inc. ......................................    United States             1,000,000         26,520,000
      American Electric Power Co. Inc. ...........................    United States             2,200,000         68,178,000
      Cleco Corp. ................................................    United States             1,000,000         25,080,000
      Duke Energy Corp. ..........................................    United States             3,800,000         59,812,000
      Edison International .......................................    United States             1,800,000         60,444,000
      Entergy Corp. ..............................................    United States             1,100,000         87,846,000
      Exelon Corp. ...............................................    United States             2,000,000         99,240,000
      FirstEnergy Corp. ..........................................    United States             1,700,000         77,724,000
      FPL Group Inc. .............................................    United States             1,400,000         77,322,000
      Great Plains Energy Inc. ...................................    United States               767,400         13,774,830
      Hawaiian Electric Industries Inc. ..........................    United States               600,000         10,872,000
      Northeast Utilities ........................................    United States               600,000         14,244,000
      NV Energy Inc. .............................................    United States             5,000,000         57,950,000
      Pepco Holdings Inc. ........................................    United States             1,000,000         14,880,000
      Pinnacle West Capital Corp. ................................    United States               600,000         19,692,000
      PNM Resources Inc. .........................................    United States               855,720          9,994,810
      Portland General Electric Co. ..............................    United States             1,500,000         29,580,000
      PPL Corp. ..................................................    United States             2,600,000         78,884,000
      Progress Energy Inc. .......................................    United States             1,500,000         58,590,000
      The Southern Co. ...........................................    United States             2,600,000         82,342,000
      Westar Energy Inc. .........................................    United States             1,080,600         21,082,506
                                                                                                            ----------------
                                                                                                                 994,052,146
                                                                                                            ----------------
      GAS UTILITIES 0.4%
      Southwest Gas Corp. ........................................    United States               300,000          7,674,000
                                                                                                            ----------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.7%
      Constellation Energy Group .................................    United States             1,700,000         55,029,000
                                                                                                            ----------------
      MULTI-UTILITIES 35.9%
      Alliant Energy Corp. .......................................    United States             1,200,000         33,420,000
      Ameren Corp. ...............................................    United States             1,350,000         34,128,000
      CenterPoint Energy Inc. ....................................    United States             3,121,100         38,795,273
      CMS Energy Corp. ...........................................    United States             1,000,000         13,400,000
      Consolidated Edison Inc. ...................................    United States               800,000         32,752,000
      Dominion Resources Inc. ....................................    United States             1,500,000         51,750,000
      DTE Energy Co. .............................................    United States               500,000         17,570,000
      GDF Suez ...................................................       France                   700,000         31,078,438
      National Grid PLC ..........................................   United Kingdom             4,987,755         48,100,056
      NiSource Inc. ..............................................    United States             1,500,000         20,835,000
      PG&E Corp. .................................................    United States             2,100,000         85,029,000
      Public Service Enterprise Group Inc. .......................    United States             2,100,000         66,024,000
      RWE AG .....................................................       Germany                  300,000         27,951,062
      SCANA Corp. ................................................    United States               775,000         27,047,500
      Sempra Energy ..............................................    United States             1,700,000         84,677,000


                              Annual Report | 109

Franklin Custodian Funds

      FRANKLIN UTILITIES FUND                                            COUNTRY             SHARES               VALUE
      -----------------------                                        --------------   -------------------   ----------------
      COMMON STOCKS (CONTINUED)
      MULTI-UTILITIES (CONTINUED)
      TECO Energy Inc. ...........................................    United States               700,000   $      9,856,000
      United Utilities Group PLC .................................   United Kingdom             2,960,189         21,593,518
      Vectren Corp. ..............................................    United States               600,000         13,824,000
      Wisconsin Energy Corp. .....................................    United States               800,000         36,136,000
      Xcel Energy Inc. ...........................................    United States             2,600,000         50,024,000
                                                                                                            ----------------
                                                                                                                 743,990,847
                                                                                                            ----------------
      OIL, GAS & CONSUMABLE FUELS 3.0%
      Spectra Energy Corp. .......................................    United States             2,197,600         41,622,544
      The Williams Cos. Inc. .....................................    United States             1,105,190         19,749,745
                                                                                                            ----------------
                                                                                                                  61,372,289
                                                                                                            ----------------
      WATER UTILITIES 1.3%
      American Water Works Co. Inc. ..............................    United States             1,400,000         27,916,000
                                                                                                            ----------------
      TOTAL COMMON STOCKS (COST $1,553,762,688) ..................                                             1,946,662,282
                                                                                                            ----------------

                                                                                        PRINCIPAL AMOUNT
                                                                                      -------------------
      CORPORATE BONDS 3.7%
      ELECTRIC UTILITIES 1.9%
      MidAmerican Energy Holdings Co., senior note, 8.48%,
         9/15/28 .................................................    United States   $        25,000,000         32,910,225
      Northeast Generation Co., senior secured note, B-1, 8.812%,
         10/15/26 ................................................    United States             7,218,750          6,406,663
                                                                                                            ----------------
                                                                                                                  39,316,888
                                                                                                            ----------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.2%
      Energy Future Holdings Corp., senior note,
         P, 5.55%, 11/15/14 ......................................    United States            32,300,000         22,209,028
         R, 6.55%, 11/15/34 ......................................    United States             5,700,000          2,592,787
                                                                                                            ----------------
                                                                                                                  24,801,815
                                                                                                            ----------------
      MULTI-UTILITIES 0.6%
      Aquila Inc., senior note,
         9.95%, 2/01/11 ..........................................    United States             6,000,000          6,307,782
         8.27%, 11/15/21 .........................................    United States             6,100,000          6,094,504
                                                                                                            ----------------
                                                                                                                  12,402,286
                                                                                                            ----------------
      TOTAL CORPORATE BONDS (COST $77,506,993) ...................                                                76,520,989
                                                                                                            ----------------
      TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
         (COST $1,631,269,681) ...................................                                             2,023,183,271
                                                                                                            ----------------


                              110 | Annual Report

Franklin Custodian Funds

      FRANKLIN UTILITIES FUND                                            COUNTRY             SHARES               VALUE
      -----------------------                                        --------------   -------------------   ----------------
      SHORT TERM INVESTMENTS (COST $38,378,710) 1.9%
      MONEY MARKET FUNDS 1.9%
(a)   Institutional Fiduciary Trust Money Market Portfolio,
         0.00% ...................................................    United States            38,378,710   $     38,378,710
                                                                                                            ----------------
      TOTAL INVESTMENTS (COST $1,669,648,391) 99.6% ..............                                             2,061,561,981
      OTHER ASSETS, LESS LIABILITIES 0.4% ........................                                                 8,467,998
                                                                                                            ----------------
      NET ASSETS 100.0% ..........................................                                          $  2,070,029,979
                                                                                                            ================

(a) See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                              Annual Report | 111

Franklin Custodian Funds

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2009

                                                                   FRANKLIN        FRANKLIN          FRANKLIN
                                                                DYNATECH FUND     GROWTH FUND      INCOME FUND
                                                                -------------   --------------   ---------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ...........................    $357,160,889   $1,758,996,730   $50,189,231,436
      Cost - Non-controlled affiliated issuers (Note 10) ....              --               --     1,274,152,770
      Cost - Sweep Money Fund (Note 7) ......................              --       23,763,290       269,928,515
      Cost - Repurchase agreements ..........................              --               --       906,056,891
                                                                 ------------   --------------   ---------------
      Total cost of investments .............................    $357,160,889   $1,782,760,020   $52,639,369,612
                                                                 ============   ==============   ===============
      Value - Unaffiliated issuers ..........................    $615,589,651   $3,064,055,036   $44,856,155,671
      Value - Non-controlled affiliated issuers (Note 10) ...              --               --     1,434,033,305
      Value - Sweep Money Fund (Note 7) .....................              --       23,763,290       269,928,515
      Value - Repurchase agreements .........................              --               --       906,056,891
                                                                 ------------   --------------   ---------------
      Total value of investments ............................     615,589,651    3,087,818,326    47,466,174,382
   Cash .....................................................              --          100,179         9,781,993
   Receivables:
      Investment securities sold ............................       6,371,068               --        12,474,250
      Capital shares sold ...................................         544,301        3,676,583       126,776,722
      Dividends and interest ................................         388,359        2,439,965       632,461,153
   Other assets .............................................             392          372,832            29,138
                                                                 ------------   --------------   ---------------
         Total assets .......................................     622,893,771    3,094,407,885    48,247,697,638
                                                                 ------------   --------------   ---------------
Liabilities:
   Payables:
      Investment securities purchased .......................       1,772,700       12,154,795       669,962,523
      Capital shares redeemed ...............................         780,246        5,733,648        83,654,756
      Affiliates ............................................         708,697        3,065,981        39,869,586
      Allocator Funds (Note 11) .............................              --           32,284           240,665
      Unaffiliated transfer agent fees ......................          99,980          353,056         5,002,832
   Funds advanced by custodian ..............................       4,321,427               --                --
   Accrued expenses and other liabilities ...................          68,229          220,447         2,430,448
                                                                 ------------   --------------   ---------------
         Total liabilities ..................................       7,751,279       21,560,211       801,160,810
                                                                 ------------   --------------   ---------------
            Net assets, at value ............................    $615,142,492   $3,072,847,674   $47,446,536,828
                                                                 ============   ==============   ===============
Net assets consist of:
   Paid-in capital ..........................................    $437,917,559   $1,885,579,915   $57,887,357,824
   Undistributed net investment income (loss) ...............              --       12,735,382                --
   Distributions in excess of net investment income .........              --               --      (293,103,420)
   Net unrealized appreciation (depreciation) ...............     258,435,046    1,305,058,677    (5,173,388,123)
   Accumulated net realized gain (loss) .....................     (81,210,113)    (130,526,300)   (4,974,329,453)
                                                                 ------------   --------------   ---------------
            Net assets, at value ............................    $615,142,492   $3,072,847,674   $47,446,536,828
                                                                 ============   ==============   ===============

   The accompanying notes are an integral part of these financial statements.


                               112 | Annual Report

Franklin Custodian Funds

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2009

                                                                   FRANKLIN        FRANKLIN          FRANKLIN
                                                                DYNATECH FUND     GROWTH FUND      INCOME FUND
                                                                -------------   --------------   ---------------
CLASS A:
   Net assets, at value .....................................    $503,472,319   $2,173,714,147   $27,773,005,958
                                                                 ------------   --------------   ---------------
   Shares outstanding .......................................      21,704,520       59,584,056    13,976,201,310
                                                                 ------------   --------------   ---------------
   Net asset value per share(a) .............................    $      23.20   $        36.48   $          1.99
                                                                 ------------   --------------   ---------------
   Maximum offering price per share (net asset value per
      share / 94.25%, 94.25% and 95.75%, respectively) ......    $      24.62   $        38.71   $          2.08
                                                                 ------------   --------------   ---------------
CLASS B:
   Net assets, at value .....................................    $ 13,681,845   $   87,789,658   $ 2,051,279,546
                                                                 ------------   --------------   ---------------
   Shares outstanding .......................................         633,479        2,512,961     1,036,951,759
                                                                 ------------   --------------   ---------------
   Net asset value and maximum offering price per share(a) ..    $      21.60   $        34.93   $          1.98
                                                                 ------------   --------------   ---------------
CLASS B1:
   Net assets, at value .....................................              --               --   $    68,825,024
                                                                 ------------   --------------   ---------------
   Shares outstanding .......................................              --               --        34,637,234
                                                                 ------------   --------------   ---------------
   Net asset value and maximum offering price per share(a) ..              --               --   $          1.99
                                                                 ------------   --------------   ---------------
CLASS C:
   Net assets, at value .....................................    $ 83,435,039   $  315,305,450   $13,054,203,262
                                                                 ------------   --------------   ---------------
   Shares outstanding .......................................       3,909,046        9,111,131     6,519,997,050
                                                                 ------------   --------------   ---------------
   Net asset value and maximum offering price per share(a) ..    $      21.34   $        34.61   $          2.00
                                                                 ------------   --------------   ---------------
CLASS R:
   Net assets, at value .....................................    $  6,344,896   $   65,112,783   $   315,297,612
                                                                 ------------   --------------   ---------------
   Shares outstanding .......................................         274,297        1,790,276       160,536,949
                                                                 ------------   --------------   ---------------
   Net asset value and maximum offering price per share .....    $      23.13   $        36.37   $          1.96
                                                                 ------------   --------------   ---------------
ADVISOR CLASS:
   Net assets, at value .....................................    $  8,208,393   $  430,925,636   $ 4,183,925,426
                                                                 ------------   --------------   ---------------
   Shares outstanding .......................................         352,591       11,797,872     2,116,859,447
                                                                 ------------   --------------   ---------------
   Net asset value and maximum offering price per share .....    $      23.28   $        36.53   $          1.98
                                                                 ------------   --------------   ---------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 113

Franklin Custodian Funds

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2009

                                                                    FRANKLIN
                                                                U.S. GOVERNMENT       FRANKLIN
                                                                SECURITIES FUND    UTILITIES FUND
                                                                ---------------   ---------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ...........................    $8,010,231,955    $1,631,269,681
      Cost - Sweep Money Fund (Note 7) ......................       269,928,515        38,378,710
      Cost - Repurchase agreements ..........................       330,020,000                --
                                                                 --------------    --------------
      Total cost of investments .............................    $8,610,180,470    $1,669,648,391
                                                                 ==============    ==============
      Value - Unaffiliated issuers ..........................    $8,311,342,268    $2,023,183,271
      Value - Sweep Money Fund (Note 7) .....................       269,928,515        38,378,710
      Value - Repurchase agreements .........................       330,020,000                --
                                                                 --------------    --------------
      Total value of investments ............................     8,911,290,783     2,061,561,981
   Cash .....................................................             2,570                --
   Receivables:
      Investment securities sold ............................         1,171,710         3,227,407
      Capital shares sold ...................................        49,508,981         3,602,845
      Dividends and interest ................................        35,351,730         7,089,096
   Other assets .............................................             6,009             1,556
                                                                 --------------    --------------
         Total assets .......................................     8,997,331,783     2,075,482,885
                                                                 --------------    --------------
Liabilities:
   Payables:
      Capital shares redeemed ...............................        15,365,627         3,289,879
      Affiliates ............................................         6,908,429         1,695,442
      Allocator Funds (Note 11) .............................            25,130                --
      Unaffiliated transfer agent fees ......................         1,027,805           282,737
   Accrued expenses and other liabilities ...................           523,664           184,848
                                                                 --------------    --------------
         Total liabilities ..................................        23,850,655         5,452,906
                                                                 --------------    --------------
            Net assets, at value ............................    $8,973,481,128    $2,070,029,979
                                                                 ==============    ==============
Net assets consist of:
   Paid-in capital ..........................................    $9,049,489,178    $1,640,904,962
   Undistributed net investment income ......................         2,451,318         9,424,658
   Net unrealized appreciation (depreciation) ...............       301,110,313       391,938,665
   Accumulated net realized gain (loss) .....................      (379,569,681)       27,761,694
                                                                 --------------    --------------
            Net assets, at value ............................    $8,973,481,128    $2,070,029,979
                                                                 ==============    ==============

   The accompanying notes are an integral part of these financial statements.


                               114 | Annual Report

Franklin Custodian Funds

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2009

                                                                    FRANKLIN
                                                                U.S. GOVERNMENT      FRANKLIN
                                                                SECURITIES FUND   UTILITIES FUND
                                                                ---------------   --------------
CLASS A:
   Net assets, at value .....................................    $6,275,792,138   $1,543,060,221
                                                                 --------------   --------------
   Shares outstanding .......................................       937,618,858      143,670,463
                                                                 --------------   --------------
   Net asset value per share(a) .............................    $         6.69   $        10.74
                                                                 --------------   --------------
   Maximum offering price per share (net asset value per
      share / 95.75%) .......................................    $         6.99   $        11.22
                                                                 --------------   --------------
CLASS B:
   Net assets, at value .....................................    $  230,575,004   $   64,176,298
                                                                 --------------   --------------
   Shares outstanding .......................................        34,502,328        5,976,756
                                                                 --------------   --------------
   Net asset value and maximum offering price per share(a) ..    $         6.68   $        10.74
                                                                 --------------   --------------
CLASS C:
   Net assets, at value .....................................    $1,464,614,329   $  300,543,667
                                                                 --------------   --------------
   Shares outstanding .......................................       220,039,543       28,071,931
                                                                 --------------   --------------
   Net asset value and maximum offering price per share(a) ..    $         6.66   $        10.71
                                                                 --------------   --------------
CLASS R:
   Net assets, at value .....................................    $  138,548,237   $   37,795,393
                                                                 --------------   --------------
   Shares outstanding .......................................        20,718,388        3,527,886
                                                                 --------------   --------------
   Net asset value and maximum offering price per share .....    $         6.69   $        10.71
                                                                 --------------   --------------
ADVISOR CLASS:
   Net assets, at value .....................................    $  863,951,420   $  124,454,400
                                                                 --------------   --------------
   Shares outstanding .......................................       128,743,908       11,529,995
                                                                 --------------   --------------
      Net asset value and maximum offering price per share ..    $         6.71   $        10.79
                                                                 --------------   --------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 115

Franklin Custodian Funds

STATEMENTS OF OPERATIONS
for the year ended September 30, 2009

                                                                   FRANKLIN       FRANKLIN        FRANKLIN
                                                                DYNATECH FUND   GROWTH FUND     INCOME FUND
                                                                -------------   -----------   ---------------
Investment income:
   Dividends:
      Unaffiliated issuers ..................................    $  3,983,102   $42,074,382   $   601,657,137
      Non-controlled affiliated issuers (Note 10) ...........              --            --        85,716,598
      Sweep Money Fund (Note 7) .............................          58,680        26,450           878,847
   Interest:
      Unaffiliated issuers ..................................             991       369,450     2,638,125,462
      Non-controlled affiliated issuers (Note 10) ...........              --            --        23,885,429
   Income from securities loaned ............................              --            --           126,217
                                                                 ------------   -----------   ---------------
            Total investment income .........................       4,042,773    42,470,282     3,350,389,690
                                                                 ------------   -----------   ---------------
Expenses:
   Management fees (Note 3a) ................................       2,438,021    10,043,480       154,587,133
   Distribution fees: (Note 3c)
      Class A ...............................................         988,278     3,873,497        34,060,658
      Class B ...............................................         124,667       717,334        18,626,075
      Class B1 ..............................................              --            --           872,974
      Class C ...............................................         650,549     2,298,522        68,370,970
      Class R ...............................................          21,542       191,943         1,255,611
   Transfer agent fees (Note 3e) ............................       1,596,062     5,275,869        42,203,321
   Special servicing agreement fees (Note 11) ...............              --       179,844         1,255,659
   Custodian fees (Note 4) ..................................           6,489        32,266           659,658
   Reports to shareholders ..................................         140,801       446,422         4,563,502
   Registration and filing fees .............................          94,748       124,584           823,741
   Professional fees ........................................          66,260        64,211           551,215
   Trustees' fees and expenses ..............................           4,099        28,933           320,888
   Other ....................................................         114,981       158,575         1,097,415
                                                                 ------------   -----------   ---------------
            Total expenses ..................................       6,246,497    23,435,480       329,248,820
            Expense reductions (Note 4) .....................            (273)         (623)          (44,913)
                                                                 ------------   -----------   ---------------
               Net expenses .................................       6,246,224    23,434,857       329,203,907
                                                                 ------------   -----------   ---------------
                  Net investment income (loss) ..............      (2,203,451)   19,035,425     3,021,185,783
                                                                 ------------   -----------   ---------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments:
         Unaffiliated issuers ...............................     (59,172,321)   18,506,599    (4,668,830,585)
         Non-controlled affiliated issuers (Note 10) ........              --            --       (21,316,715)
      Realized gain distributions from REITs ................              --            --         9,156,789
      Written options .......................................              --            --           742,674
      Foreign currency transactions .........................         132,070       437,749         1,246,385
                                                                 ------------   -----------   ---------------
                  Net realized gain (loss) ..................     (59,040,251)   18,944,348    (4,679,001,452)
                                                                 ------------   -----------   ---------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ...........................................     117,987,659    50,707,225     5,364,130,813
      Translation of other assets and liabilities denominated
         in foreign currencies ..............................           6,283           371           (37,801)
                                                                 ------------   -----------   ---------------
                  Net change in unrealized appreciation
                     (depreciation) .........................     117,993,942    50,707,596     5,364,093,012
                                                                 ------------   -----------   ---------------
Net realized and unrealized gain (loss) .....................      58,953,691    69,651,944       685,091,560
                                                                 ------------   -----------   ---------------
Net increase (decrease) in net assets resulting from
   operations ...............................................    $ 56,750,240   $88,687,369   $ 3,706,277,343
                                                                 ============   ===========   ===============

   The accompanying notes are an integral part of these financial statements.


                               116 | Annual Report

Franklin Custodian Funds

STATEMENTS OF OPERATIONS (CONTINUED)
for the year ended September 30, 2009

                                                                    FRANKLIN
                                                                U.S. GOVERNMENT      FRANKLIN
                                                                SECURITIES FUND   UTILITIES FUND
                                                                ---------------   --------------
Investment income:
   Dividends:
      Unaffiliated issuers ..................................     $         --     $  90,154,712
      Sweep Money Fund (Note 7) .............................          929,103            48,725
   Interest .................................................      390,847,149         6,603,751
                                                                  ------------     -------------
         Total investment income ............................      391,776,252        96,807,188
                                                                  ------------     -------------
Expenses:
   Management fees (Note 3a) ................................       36,146,029         8,828,381
   Distribution fees: (Note 3c)
      Class A ...............................................        8,200,746         2,135,713
      Class B ...............................................        1,768,888           441,074
      Class C ...............................................        6,573,306         1,827,613
      Class R ...............................................          624,150           159,797
   Transfer agent fees (Note 3e) ............................        9,611,066         2,969,977
   Special servicing agreement fees (Note 11) ...............          117,698               448
   Custodian fees (Note 4) ..................................          117,473            40,895
   Reports to shareholders ..................................          656,413           293,112
   Registration and filing fees .............................          338,605           124,203
   Professional fees ........................................          151,456            56,367
   Trustees' fees and expenses ..............................           62,108            16,173
   Other ....................................................          488,563           103,708
                                                                  ------------     -------------
         Total expenses .....................................       64,856,501        16,997,461
         Expense reductions (Note 4) ........................          (26,719)             (863)
                                                                  ------------     -------------
            Net expenses ....................................       64,829,782        16,996,598
                                                                  ------------     -------------
               Net investment income ........................      326,946,470        79,810,590
                                                                  ------------     -------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ...........................................        8,947,805        28,107,856
      Foreign currency transactions .........................               --           (98,256)
                                                                  ------------     -------------
               Net realized gain (loss) .....................        8,947,805        28,009,600
                                                                  ------------     -------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ...........................................      306,262,342      (249,467,928)
      Translation of other assets and liabilities denominated
         in foreign currencies ..............................               --            35,561
                                                                  ------------     -------------
               Net change in unrealized appreciation
                  (depreciation) ............................      306,262,342      (249,432,367)
                                                                  ------------     -------------
Net realized and unrealized gain (loss) .....................      315,210,147      (221,422,767)
                                                                  ------------     -------------
Net increase (decrease) in net assets resulting from
   operations ...............................................     $642,156,617     $(141,612,177)
                                                                  ============     =============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 117

Franklin Custodian Funds

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FRANKLIN DYNATECH FUND            FRANKLIN GROWTH FUND
                                                                  YEAR ENDED SEPTEMBER 30,         YEAR ENDED SEPTEMBER 30,
                                                                ----------------------------   -------------------------------
                                                                    2009            2008            2009             2008
                                                                ------------   -------------   --------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) ..........................   $ (2,203,451)  $  (2,101,251)  $   19,035,425   $   13,118,571
      Net realized gain (loss) from investments and
         foreign currency transactions ......................    (59,040,251)     43,383,275       18,944,348       93,118,459
      Net change in unrealized appreciation
         (depreciation) on investments and translation
         of other assets and liabilities denominated in
         foreign currencies .................................    117,993,942    (169,942,555)      50,707,596     (703,968,727)
                                                                ------------   -------------   --------------   --------------
            Net increase (decrease) in net assets
               resulting from operations ....................     56,750,240    (128,660,531)      88,687,369     (597,731,697)
                                                                ------------   -------------   --------------   --------------
   Distributions to shareholders from:
      Net investment income:
         Class A ............................................             --              --      (13,937,611)      (6,070,923)
         Class C ............................................             --              --         (158,739)              --
         Class R ............................................             --              --          (93,243)         (37,603)
         Advisor Class ......................................             --              --       (2,842,374)      (1,821,203)
      Net realized gains:
         Class A ............................................    (23,817,251)    (11,692,397)              --               --
         Class B ............................................       (674,313)       (381,099)              --               --
         Class C ............................................     (3,500,844)     (1,631,082)              --               --
         Advisor Class ......................................       (211,314)             --               --               --
                                                                ------------   -------------   --------------   --------------
   Total distributions to shareholders ......................    (28,203,722)    (13,704,578)     (17,031,967)      (7,929,729)
                                                                ------------   -------------   --------------   --------------
   Capital share transactions: (Note 2)
         Class A ............................................     95,693,757     (43,399,423)     423,439,580       15,676,618
         Class B ............................................      2,223,304      (2,207,134)          64,703      (23,505,949)
         Class C ............................................     24,245,692         (13,103)      55,014,386      (17,756,728)
         Class R ............................................      4,561,511              --       30,600,261       (9,619,605)
         Advisor Class ......................................      5,097,576       2,370,407      151,094,118      (37,246,106)
                                                                ------------   -------------   --------------   --------------
   Total capital share transactions .........................    131,821,840     (43,249,253)     660,213,048      (72,451,770)
                                                                ------------   -------------   --------------   --------------
   Redemption fees ..........................................             --           2,715               --            7,384
                                                                ------------   -------------   --------------   --------------
            Net increase (decrease) in net assets ...........    160,368,358    (185,611,647)     731,868,450     (678,105,812)
Net assets:
   Beginning of year ........................................    454,774,134     640,385,781    2,340,979,224    3,019,085,036
                                                                ------------   -------------   --------------   --------------
   End of year ..............................................   $615,142,492   $ 454,774,134   $3,072,847,674   $2,340,979,224
                                                                ============   =============   ==============   ==============
Undistributed net investment income included in net assets:
      End of year ...........................................   $         --   $          --   $   12,735,382   $   10,241,399
                                                                ============   =============   ==============   ==============

   The accompanying notes are an integral part of these financial statements.


                               118 | Annual Report

Franklin Custodian Funds

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                                FRANKLIN
                                                                     FRANKLIN INCOME FUND            U.S. GOVERNMENT SECURITIES FUND
                                                                     YEAR ENDED SEPTEMBER 30,           YEAR ENDED SEPTEMBER 30,
                                                                ----------------------------------   -------------------------------
                                                                      2009              2008              2009            2008
                                                                ---------------   ----------------   --------------  ---------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................................   $ 3,021,185,783   $  3,656,589,855   $  326,946,470  $  305,138,958
      Net realized gain (loss) from investments,
         written options and foreign currency
         transactions .......................................    (4,679,001,452)       (73,189,382)       8,947,805      (4,950,231)
      Net change in unrealized appreciation
         (depreciation) on investments and
         translation of other assets and liabilities
         denominated in foreign currencies ..................     5,364,093,012    (16,753,818,156)     306,262,342      74,540,856
                                                                ---------------   ----------------   --------------  --------------
            Net increase (decrease) in net assets
               resulting from operations ....................     3,706,277,343    (13,170,417,683)     642,156,617     374,729,583
                                                                ---------------   ----------------   --------------  --------------
   Distributions to shareholders from:
      Net investment income:
         Class A ............................................    (2,122,519,292)    (2,070,078,091)    (266,824,581)   (255,332,116)
         Class B ............................................      (162,039,544)      (175,223,876)     (10,979,232)    (13,147,734)
         Class B1 ...........................................       (12,892,120)       (18,498,215)              --              --
         Class C ............................................      (924,754,117)      (864,273,614)     (39,006,086)    (21,546,227)
         Class R ............................................       (22,649,572)       (17,491,311)      (5,108,595)     (3,921,392)
         Advisor Class ......................................      (322,719,140)      (358,190,789)     (32,473,805)    (27,206,570)
      Net realized gains:
         Class A ............................................       (15,591,600)      (800,081,992)              --              --
         Class B ............................................        (1,384,690)       (82,519,889)              --              --
         Class B1 ...........................................          (124,160)        (8,423,689)              --              --
         Class C ............................................        (7,179,957)      (363,101,410)              --              --
         Class R ............................................          (166,198)        (6,753,197)              --              --
         Advisor Class ......................................        (2,449,031)      (142,671,699)              --              --
                                                                ---------------   ----------------   --------------  --------------
   Total distributions to shareholders ......................    (3,594,469,421)    (4,907,307,772)    (354,392,299)   (321,154,039)
                                                                ---------------   ----------------   --------------  --------------
   Capital share transactions: (Note 2)
Class A .....................................................       729,974,966      1,818,347,709      707,313,300     236,684,954
Class B .....................................................      (324,408,642)      (326,601,311)     (64,174,344)    (35,014,568)
Class B1 ....................................................      (136,813,461)       (76,335,994)              --              --
Class C .....................................................       543,188,709      1,004,888,472      820,560,727     189,199,415
Class R .....................................................        40,235,428         78,037,080       29,529,703      29,664,847
Advisor Class ...............................................       (24,803,405)      (219,327,033)     227,056,372     136,835,144
                                                                ---------------   ----------------   --------------  --------------
Total capital share transactions ............................       827,373,595      2,279,008,923    1,720,285,758     557,369,792
                                                                ---------------   ----------------   --------------  --------------
Redemption fees .............................................                --            176,722               --          78,148
                                                                ---------------   ----------------   --------------  --------------
               Net increase (decrease) in net assets ........       939,181,517    (15,798,539,810)   2,008,050,076     611,023,484
Net assets:
   Beginning of year ........................................    46,507,355,311     62,305,895,121    6,965,431,052   6,354,407,568
                                                                ===============   ================   ==============  ==============
   End of year ..............................................   $47,446,536,828   $ 46,507,355,311   $8,973,481,128  $6,965,431,052
                                                                ===============   ================   ==============  ==============
Undistributed net investment income
   (distributions in excess of net investment
   income) included in net assets:
      End of year ...........................................   $  (293,103,420)  $    151,244,134   $    2,451,318  $    3,642,998
                                                                ===============   ================   ==============  ==============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 119

Franklin Custodian Funds

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     FRANKLIN UTILITIES FUND
                                                                    YEAR ENDED SEPTEMBER 30,
                                                                --------------------------------
                                                                      2009             2008
                                                                ---------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................................   $   79,810,590    $   77,610,616
      Net realized gain (loss) from investments and foreign
         currency transactions ..............................       28,009,600        55,226,870
      Net change in unrealized appreciation (depreciation) on
         investments and translation of other assets and
         liabilities denominated in foreign currencies ......     (249,432,367)     (444,647,745)
                                                                --------------    --------------
            Net increase (decrease) in net assets resulting
               from operations ..............................     (141,612,177)     (311,810,259)
                                                                --------------    --------------
   Distributions to shareholders from:
      Net investment income:
         Class A ............................................      (60,897,517)      (60,642,671)
         Class B ............................................       (2,457,137)       (2,772,274)
         Class C ............................................      (10,325,076)       (9,718,344)
         Class R ............................................       (1,233,300)       (1,082,816)
         Advisor Class ......................................       (2,775,441)       (2,496,434)
      Net realized gains:
         Class A ............................................      (11,143,330)     (107,493,008)
         Class B ............................................         (556,682)       (6,261,449)
         Class C ............................................       (2,138,465)      (21,133,249)
         Class R ............................................         (236,227)       (2,175,474)
         Advisor Class ......................................         (407,396)       (4,410,835)
                                                                --------------    --------------
   Total distributions to shareholders ......................      (92,170,571)     (218,186,554)
                                                                --------------    --------------
   Capital share transactions: (Note 2)
         Class A ............................................      (47,298,609)       15,831,422
         Class B ............................................      (18,007,546)      (12,918,491)
         Class C ............................................       (4,044,700)       (7,376,287)
         Class R ............................................        4,676,850         3,080,978
         Advisor Class ......................................       71,734,045       (10,722,085)
                                                                --------------    --------------
   Total capital share transactions .........................        7,060,040       (12,104,463)
                                                                --------------    --------------
   Redemption fees ..........................................               --             8,502
                                                                --------------    --------------
            Net increase (decrease) in net assets ...........     (226,722,708)     (542,092,774)
Net assets:
   Beginning of year ........................................    2,296,752,687     2,838,845,461
                                                                --------------    --------------
   End of year ..............................................   $2,070,029,979    $2,296,752,687
                                                                ==============    ==============
Undistributed net investment income included in net assets:
   End of year ..............................................   $    9,424,658    $    6,193,982
                                                                ==============    ==============

   The accompanying notes are an integral part of these financial statements.


                               120 | Annual Report

Franklin Custodian Funds

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five funds (Funds). The classes of shares offered within each of the Funds are indicated below. Effective December 1, 2008, the Franklin DynaTech Fund began offering a new class of shares, Class R. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

CLASS A, CLASS B, CLASS C, CLASS R         CLASS A, CLASS B, CLASS B1,
& ADVISOR CLASS                            CLASS C, CLASS R & ADVISOR CLASS
----------------------------------------   --------------------------------
Franklin DynaTech Fund                     Franklin Income Fund
Franklin Growth Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value. Short term investments are valued at cost.

Corporate debt securities, government securities, mortgage backed securities, asset-backed securities, collateralized debt obligations and other debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information


                               Annual Report | 121

Franklin Custodian Funds

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.


                              122 | Annual Report

Franklin Custodian Funds

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION (CONTINUED)

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements. Repurchase agreements are accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The Funds may also enter into joint repurchase agreements whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. All repurchase agreements held by the Funds at year end had been entered into on September 30, 2009. Repurchase agreements are valued at cost.

D. SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS

The Funds may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

E. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the


                              Annual Report | 123

Franklin Custodian Funds

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Funds to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Funds' independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Franklin Income Fund purchases or writes option contracts in order to manage equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

See Note 9 regarding other derivative information.

F. EQUITY-LINKED SECURITIES

The Franklin Income Fund may invest in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities is recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

G. SECURITIES LENDING

The Franklin Income Fund participates in a principal based security lending program. The fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is


                              124 | Annual Report

Franklin Custodian Funds

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. SECURITIES LENDING (CONTINUED)

delivered to the fund on the next business day. The collateral is invested in a non-registered money fund (BNY Institutional Cash Reserve Fund or ICRF), managed by the fund's custodian on the fund's behalf. The fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the principal may default on its obligations to the fund. At September 30, 2009, the Funds had no securities on loan.

In September of 2008, the Bank of New York Mellon (BNYM) advised the fund that the ICRF had exposure to certain defaulted debt obligations of Lehman Brothers Holdings, Inc. and that they had created a separate sleeve (Series B) of the ICRF to hold these securities apart from the main investments. Each investor in the ICRF was allocated its pro-rata portion of Series B. The fund's position in Series B is disclosed on the Statement of Investments at fair value and any unrealized loss attributable to the position is included in net assets.

H. SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the fund invests are generally readily marketable, but may be subject to some restrictions on resale.

I. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of September 30, 2009, and have determined that no provision for income tax is required in the Funds' financial statements.

J. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan.


                              Annual Report | 125

Franklin Custodian Funds

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

J. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

K. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

L. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the funds and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

M. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                               126 | Annual Report

Franklin Custodian Funds

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

                                     FRANKLIN DYNATECH FUND         FRANKLIN GROWTH FUND
                                   --------------------------   ---------------------------
                                     SHARES         AMOUNT         SHARES         AMOUNT
                                   ----------   -------------   -----------   -------------
CLASS A SHARES:
Year ended September 30, 2009
   Shares sold .................    2,782,002   $  53,411,677    12,015,889   $ 359,509,553
   Shares issued on merger
      (Note 13) ................    7,598,915     126,195,671    14,593,037     451,362,637
   Shares issued in reinvestment
      of distributions .........    1,359,432      21,288,705       486,462      12,711,248
   Shares redeemed .............   (5,668,339)   (105,202,296)  (13,479,108)   (400,143,858)
                                   ----------   -------------   -----------   -------------
   Net increase (decrease) .....    6,072,010   $  95,693,757    13,616,280   $ 423,439,580
                                   ==========   =============   ===========   =============
Year ended September 30, 2008
   Shares sold .................    2,459,851   $  74,264,719     8,827,142   $ 378,328,625
   Shares issued in reinvestment
      of distributions .........      327,827      10,398,720       122,947       5,584,261
   Shares redeemed .............   (4,271,990)   (128,062,862)   (8,782,747)   (368,236,268)
                                   ----------   -------------   -----------   -------------
   Net increase (decrease) .....   (1,484,312)  $ (43,399,423)      167,342   $  15,676,618
                                   ==========   =============   ===========   =============
CLASS B SHARES:
Year ended September 30, 2009
   Shares sold .................       68,034   $   1,166,470       269,458   $   7,369,648
   Shares issued on merger
      (Note 13) ................      471,140       7,329,289       897,036      26,650,945
   Shares issued in reinvestment
      of distributions .........       39,296         576,475            --              --
   Shares redeemed .............     (400,924)     (6,848,930)   (1,186,449)    (33,955,890)
                                   ----------   -------------   -----------   -------------
   Net increase (decrease) .....      177,546   $   2,223,304       (19,955)  $      64,703
                                   ==========   =============   ===========   =============
Year ended September 30, 2008
   Shares sold .................       52,403   $   1,544,828       125,600   $   5,153,957
   Shares issued in reinvestment
      of distributions .........       11,458         345,223            --              --
   Shares redeemed .............     (148,078)     (4,097,185)     (714,091)    (28,659,906)
                                   ----------   -------------   -----------   -------------
   Net increase (decrease) .....      (84,217)  $  (2,207,134)     (588,491)  $ (23,505,949)
                                   ==========   =============   ===========   =============
CLASS C SHARES:
Year ended September 30, 2009
   Shares sold .................      610,534   $  10,952,317     1,769,875   $  50,036,992
   Shares issued on merger
      (Note 13) ................    1,986,027      30,539,237     2,280,868      67,125,954
   Shares issued in reinvestment
      of distributions .........      219,790       3,186,956         5,806         144,797
   Shares redeemed .............   (1,201,455)    (20,432,818)   (2,213,519)    (62,293,357)
                                   ----------   -------------   -----------   -------------
   Net increase (decrease) .....    1,614,896   $  24,245,692     1,843,030   $  55,014,386
                                   ==========   =============   ===========   =============
Year ended September 30, 2008
   Shares sold .................      463,723   $  13,055,269     1,049,876   $  42,650,882
   Shares issued in reinvestment
      of distributions .........       49,809       1,484,796            --              --
   Shares redeemed .............     (531,022)    (14,553,168)   (1,518,464)    (60,407,610)
                                   ----------   -------------   -----------   -------------
   Net increase (decrease) .....      (17,490)  $     (13,103)     (468,588)  $ (17,756,728)
                                   ==========   =============   ===========   =============


                              Annual Report | 127

Franklin Custodian Funds

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                   FRANKLIN DYNATECH FUND      FRANKLIN GROWTH FUND
                                   ----------------------   --------------------------
                                    SHARES       AMOUNT       SHARES         AMOUNT
                                   --------   -----------   ----------   -------------
CLASS R SHARES:
Year ended September 30, 2009(a)
   Shares sold .................    105,135   $ 1,878,341    2,050,622   $  61,397,829
   Shares issued on merger
      (Note 13) ................    269,510     4,473,861      308,381       9,519,723
   Shares issued in reinvestment
      of distributions .........         --            --        3,545          92,515
   Shares redeemed .............   (100,348)   (1,790,691)  (1,390,720)    (40,409,806)
                                   --------   -----------   ----------   -------------
   Net increase (decrease) .....    274,297   $ 4,561,511      971,828   $  30,600,261
                                   ========   ===========   ==========   =============
Year ended September 30, 2008
   Shares sold .................                             1,405,234   $ 60,391,562
   Shares issued in reinvestment
      of distributions .........                                   831         37,532
   Shares redeemed .............                            (1,742,886)   (70,048,699)
                                                            ----------   -------------
   Net increase (decrease) .....                              (336,821)  $ (9,619,605)
                                                            ==========   =============
ADVISOR CLASS SHARES:
Year ended September 30, 2009
   Shares sold .................    193,916   $ 3,835,277    1,828,858   $  54,651,357
   Shares issued on merger
      (Note 13) ................     99,151     1,649,870    4,691,275     145,148,039
   Shares issued in reinvestment
      of distributions .........     13,467       211,295      102,244       2,668,575
   Shares redeemed .............    (31,772)     (598,866)  (1,722,646)    (51,373,853)
                                   --------   -----------   ----------   -------------
   Net increase (decrease) .....    274,762   $ 5,097,576    4,899,731   $ 151,094,118
                                   ========   ===========   ==========   =============
Year ended September 30, 2008(b)
   Shares sold .................     77,884   $ 2,371,991      435,026   $  18,614,125
   Shares issued in reinvestment
      of distributions .........         --            --       35,629       1,618,617
   Shares redeemed .............        (55)       (1,584)  (1,391,576)    (57,478,848)
                                   --------   -----------   ----------   -------------
   Net increase (decrease) .....     77,829   $ 2,370,407     (920,921)  $ (37,246,106)
                                   ========   ===========   ==========   =============

(a) For the period December 1, 2008 (effective date) to September 30, 2009, for Franklin DynaTech Fund.

(b) For the period May 15, 2008 (effective date) to September 30, 2008, for Franklin DynaTech Fund.

                                                                         FRANKLIN U.S. GOVERNMENT
                                          FRANKLIN INCOME FUND                SECURITIES FUND
                                   --------------------------------   ------------------------------
                                        SHARES           AMOUNT          SHARES           AMOUNT
                                   --------------   ---------------   ------------   ---------------
CLASS A SHARES:
Year ended September 30, 2009
   Shares sold .................    3,194,615,875   $ 5,446,582,263    327,684,616   $ 2,154,557,471
   Shares issued in reinvestment
      of distributions .........      929,761,078     1,563,293,948     28,818,237       189,352,370
   Shares redeemed .............   (3,760,506,184)   (6,279,901,245)  (248,416,455)   (1,636,596,541)
                                   --------------   ---------------   ------------   ---------------
   Net increase (decrease) .....      363,870,769   $   729,974,966    108,086,398   $   707,313,300
                                   ==============   ===============   ============   ===============
Year ended September 30, 2008
   Shares sold .................    2,544,696,021   $ 6,300,808,165    163,998,702   $ 1,063,757,904
   Shares issued in reinvestment
      of distributions .........      861,810,845     2,170,625,893     26,672,832       172,606,574
   Shares redeemed .............   (2,750,408,371)   (6,653,086,349)  (154,570,818)     (999,679,524)
                                   --------------   ---------------   ------------   ---------------
   Net increase (decrease) .....      656,098,495   $ 1,818,347,709     36,100,716   $   236,684,954
                                   ==============   ===============   ============   ===============


                              128 | Annual Report

Franklin Custodian Funds

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                        FRANKLIN U.S. GOVERNMENT
                                          FRANKLIN INCOME FUND                SECURITIES FUND
                                   --------------------------------   ----------------------------
                                       SHARES            AMOUNT          SHARES         AMOUNT
                                   --------------   ---------------   -----------   --------------
CLASS B SHARES:
Year ended September 30, 2009
   Shares sold .................       34,580,449   $    58,074,216     8,056,168   $   52,523,598
   Shares issued in reinvestment
      of distributions .........       63,807,057       106,531,528     1,218,659        7,988,052
   Shares redeemed .............     (295,644,541)     (489,014,386)  (18,942,006)    (124,685,994)
                                   --------------   ---------------   -----------   --------------
   Net increase (decrease) .....     (197,257,035)  $  (324,408,642)   (9,667,179)  $  (64,174,344)
                                   ==============   ===============   ===========   ==============
Year ended September 30, 2008
   Shares sold .................       27,100,787   $    66,950,743     5,348,092   $   34,672,758
   Shares issued in reinvestment
      of distributions .........       69,806,922       176,086,346     1,444,414        9,335,318
   Shares redeemed .............     (235,941,388)     (569,638,400)  (12,232,414)     (79,022,644)
                                   --------------   ---------------   -----------   --------------
   Net increase (decrease) .....     (139,033,679)  $  (326,601,311)   (5,439,908)  $  (35,014,568)
                                   ==============   ===============   ===========   ==============
CLASS B1 SHARES:
Year ended September 30, 2009
   Shares sold .................          616,259   $     1,006,991
   Shares issued in reinvestment
      of distributions .........        4,478,768         7,437,357
   Shares redeemed .............      (84,121,447)     (145,257,809)
                                   --------------   ---------------
   Net increase (decrease) .....      (79,026,420)     (136,813,461)
                                   ==============   ===============
Year ended September 30, 2008
   Shares sold .................          822,057   $     2,065,334
   Shares issued in reinvestment
      of distributions .........        6,648,942        16,876,257
   Shares redeemed .............      (38,805,221)      (95,277,585)
                                   --------------   ---------------
   Net increase (decrease) .....      (31,334,222)      (76,335,994)
                                   ==============   ===============
CLASS C SHARES:
Year ended September 30, 2009
   Shares sold .................    1,490,228,499   $ 2,568,269,575   177,348,206   $1,163,765,108
   Shares issued in reinvestment
      of distributions .........      372,417,014       631,594,234     4,298,963       28,151,041
   Shares redeemed .............   (1,592,519,479)   (2,656,675,100)  (56,632,697)    (371,355,422)
                                   --------------   ---------------   -----------   --------------
   Net increase (decrease) .....      270,126,034   $   543,188,709   125,014,472   $  820,560,727
                                   ==============   ===============   ===========   ==============
Year ended September 30, 2008
   Shares sold .................    1,222,445,500   $ 3,049,617,623    48,720,410   $  314,954,793
   Shares issued in reinvestment
      of distributions .........      334,651,278       849,748,929     2,414,820       15,553,869
   Shares redeemed .............   (1,188,226,292)   (2,894,478,080)  (21,953,511)    (141,309,247)
                                   --------------   ---------------   -----------   --------------
   Net increase (decrease) .....      368,870,486   $ 1,004,888,472    29,181,719   $  189,199,415
                                   ==============   ===============   ===========   ==============


                              Annual Report | 129

Franklin Custodian Funds

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                      FRANKLIN U.S. GOVERNMENT
                                         FRANKLIN INCOME FUND             SECURITIES FUND
                                   ------------------------------   ---------------------------
                                      SHARES           AMOUNT          SHARES         AMOUNT
                                   ------------   ---------------   -----------   -------------
CLASS R SHARES:
Year ended September 30, 2009
   Shares sold .................     68,996,085   $   115,848,208    13,507,302   $  88,919,423
   Shares issued in reinvestment
      of distributions .........     12,725,193        21,140,911       758,236       4,977,846
   Shares redeemed .............    (58,266,413)      (96,753,691)   (9,774,179)    (64,367,566)
                                   ------------   ---------------   -----------   -------------
   Net increase (decrease) .....     23,454,865   $    40,235,428     4,491,359   $  29,529,703
                                   ============   ===============   ===========   =============
Year ended September 30, 2008
   Shares sold .................     58,875,986   $   144,210,207     9,784,662   $  63,518,662
   Shares issued in reinvestment
      of distributions .........      8,993,345        22,370,464       589,231       3,808,045
   Shares redeemed .............    (36,526,510)      (88,543,591)   (5,812,499)    (37,661,860)
                                   ------------   ---------------   -----------   -------------
   Net increase (decrease) .....     31,342,821   $    78,037,080     4,561,394   $  29,664,847
                                   ============   ===============   ===========   =============
ADVISOR CLASS SHARES:
Year ended September 30, 2009
   Shares sold .................    537,139,078   $   923,014,317    56,386,916   $ 373,566,694
   Shares issued in reinvestment
      of distributions .........    185,103,308       309,081,671     4,110,288      27,061,258
   Shares redeemed .............   (772,328,637)   (1,256,899,393)  (26,340,863)   (173,571,580)
                                   ------------   ---------------   -----------   -------------
   Net increase (decrease) .....    (50,086,251)  $   (24,803,405)   34,156,341   $ 227,056,372
                                   ============   ===============   ===========   =============
Year ended September 30, 2008
   Shares sold .................    150,837,000   $   385,467,201    23,046,973   $ 149,358,584
   Shares issued in reinvestment
      of distributions .........    194,550,584       488,488,071     3,926,708      25,461,308
   Shares redeemed .............   (451,931,098)   (1,093,282,305)   (5,837,483)    (37,984,748)
                                   ------------   ---------------   -----------   -------------
   Net increase (decrease) .....   (106,543,514)  $  (219,327,033)   21,136,198   $ 136,835,144
                                   ============   ===============   ===========   =============

                                     FRANKLIN UTILITIES FUND
                                   ---------------------------
                                      SHARES         AMOUNT
                                   -----------   -------------
CLASS A SHARES:
Year ended September 30, 2009
   Shares sold .................    21,564,244   $ 217,252,356
   Shares issued in reinvestment
      of distributions .........     5,861,644      57,450,592
   Shares redeemed .............   (32,180,738)   (322,001,557)
                                   -----------   -------------
   Net increase (decrease) .....    (4,754,850)  $ (47,298,609)
                                   ===========   =============
Year ended September 30, 2008
   Shares sold .................    16,043,525   $ 225,313,039
   Shares issued in reinvestment
      of distributions .........     9,557,544     137,168,657
   Shares redeemed .............   (25,172,402)   (346,650,274)
                                   -----------   -------------
   Net increase (decrease) .....       428,667   $  15,831,422
                                   ===========   =============


                              130 | Annual Report

Franklin Custodian Funds

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                    FRANKLIN UTILITIES FUND
                                   -------------------------
                                     SHARES        AMOUNT
                                   ----------   ------------
CLASS B SHARES:
Year ended September 30, 2009
   Shares sold .................      320,985   $  3,200,510
   Shares issued in reinvestment
      of distributions .........      184,409      1,806,989
   Shares redeemed .............   (2,310,669)   (23,015,045)
                                   ----------   ------------
   Net increase (decrease) .....   (1,805,275)  $(18,007,546)
                                   ==========   ============
Year ended September 30, 2008
   Shares sold .................      520,447   $  7,346,138
   Shares issued in reinvestment
      of distributions .........      385,638      5,555,107
   Shares redeemed .............   (1,884,233)   (25,819,736)
                                   ----------   ------------
   Net increase (decrease) .....     (978,148)  $(12,918,491)
                                   ==========   ============
CLASS C SHARES:
Year ended September 30, 2009
   Shares sold .................    6,347,474   $ 64,084,256
   Shares issued in reinvestment
      of distributions .........      738,883      7,227,247
   Shares redeemed .............   (7,568,351)   (75,356,203)
                                   ----------   ------------
   Net increase (decrease) .....     (481,994)  $ (4,044,700)
                                   ==========   ============
Year ended September 30, 2008
   Shares sold .................    4,526,897   $ 63,185,313
   Shares issued in reinvestment
      of distributions .........    1,256,000     18,036,872
   Shares redeemed .............   (6,474,947)   (88,598,472)
                                   ----------   ------------
   Net increase (decrease) .....     (692,050)  $ (7,376,287)
                                   ==========   ============
CLASS R SHARES:
Year ended September 30, 2009
   Shares sold .................    1,545,267   $ 15,712,097
   Shares issued in reinvestment
      of distributions .........      147,603      1,446,259
   Shares redeemed .............   (1,242,997)   (12,481,506)
                                   ----------   ------------
   Net increase (decrease) .....      449,873   $  4,676,850
                                   ==========   ============
Year ended September 30, 2008
   Shares sold .................    1,413,654   $ 19,831,591
   Shares issued in reinvestment
      of distributions .........      223,864      3,206,653
   Shares redeemed .............   (1,437,674)   (19,957,266)
                                   ----------   ------------
   Net increase (decrease) .....      199,844   $  3,080,978
                                   ==========   ============
ADVISOR CLASS SHARES:
Year ended September 30, 2009
   Shares sold .................    8,908,323   $ 94,646,702
   Shares issued in reinvestment
      of distributions .........      267,630      2,655,239
   Shares redeemed .............   (2,556,521)   (25,567,896)
                                   ----------   ------------
   Net increase (decrease) .....    6,619,432   $ 71,734,045
                                   ==========   ============
Year ended September 30, 2008
   Shares sold .................    2,965,799   $ 43,092,338
   Shares issued in reinvestment
      of distributions .........      392,475      5,664,728
   Shares redeemed .............   (4,378,036)   (59,479,151)
                                   ----------   ------------
   Net increase (decrease) .....   (1,019,762)  $(10,722,085)
                                   ==========   ============


                              Annual Report | 131

Franklin Custodian Funds

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                         AFFILIATION
----------                                                         -----------
Franklin Advisers, Inc. (Advisers)                                 Investment manager
Franklin Investment Advisory Services, LLC (Investment Advisory)   Investment manager
Franklin Templeton Services, LLC (FT Services)                     Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent

A. MANAGEMENT FEES

The Franklin Income Fund and the Franklin Utilities Fund pay an investment management fee to Advisers based on the month-end net assets of each of the funds as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ----------
       0.625%         Up to and including $100 million
       0.500%         Over $100 million, up to and including $250 million
       0.450%         Over $250 million, up to and including $7.5 billion
       0.440%         Over $7.5 billion, up to and including $10 billion
       0.430%         Over $10 billion, up to and including $12.5 billion
       0.420%         Over $12.5 billion, up to and including $15 billion
       0.400%         Over $15 billion, up to and including $17.5 billion
       0.380%         Over $17.5 billion, up to and including $20 billion
       0.360%         Over $20 billion, up to and including $35 billion
       0.355%         Over $35 billion, up to and including $50 billion
       0.350%         Over $50 billion, up to and including $65 billion
       0.345%         Over $65 billion, up to and including $80 billion
       0.340%         In excess of $80 billion

The Franklin DynaTech Fund, the Franklin Growth Fund and the Franklin U.S. Government Securities Fund pay an investment management fee to Advisers based on the month-end net assets of each of the funds as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ----------
       0.625%         Up to and including $100 million
       0.500%         Over $100 million, up to and including $250 million
       0.450%         Over $250 million, up to and including $7.5 billion
       0.440%         Over $7.5 billion, up to and including $10 billion
       0.430%         Over $10 billion, up to and including $12.5 billion
       0.420%         Over $12.5 billion, up to and including $15 billion
       0.400%         Over $15 billion, up to and including $17.5 billion
       0.380%         Over $17.5 billion, up to and including $20 billion
       0.360%         Over $20 billion, up to and including $35 billion
       0.355%         Over $35 billion, up to and including $50 billion
       0.350%         In excess of $50 billion


                              132 | Annual Report

Franklin Custodian Funds

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES (CONTINUED)

Under a subadvisory agreement, Investment Advisory, an affiliate of Advisers, provides subadvisory services to the Franklin Growth Fund and receives from Advisers fees based on the average monthly net assets of the fund.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

                                                           FRANKLIN
                       FRANKLIN   FRANKLIN   FRANKLIN   U.S. GOVERNMENT    FRANKLIN
                       DYNATECH    GROWTH     INCOME       SECURITIES     UTILITIES
                         FUND       FUND       FUND           FUND           FUND
                       --------   --------   --------   ---------------   ---------
Reimbursement Plans:
   Class A .........     0.25%      0.25%      0.15%         0.15%          0.15%
Compensation Plans:
   Class B .........     1.00%      1.00%      1.00%         0.65%          0.65%
   Class B1 ........       --         --       0.65%           --             --
   Class C .........     1.00%      1.00%      0.65%         0.65%          0.65%
   Class R .........     0.50%      0.50%      0.50%         0.50%          0.50%


                               Annual Report | 133

Franklin Custodian Funds

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                                                 FRANKLIN   FRANKLIN     FRANKLIN
                                                                 DYNATECH    GROWTH       INCOME
                                                                   FUND       FUND         FUND
                                                                 --------   --------   -----------
Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ............................................    $78,545   $673,118   $13,045,271
Contingent deferred sales charges retained ...................    $ 7,768   $ 37,146   $ 1,976,431

                                                                 FRANKLIN U.S.
                                                                   GOVERNMENT     FRANKLIN
                                                                   SECURITIES    UTILITIES
                                                                      FUND          FUND
                                                                 -------------   ---------
Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ............................................     $2,889,031     $265,757
Contingent deferred sales charges retained ...................     $  473,655     $ 58,556

E. TRANSFER AGENT FEES

For the year ended September 30, 2009, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                          FRANKLIN     FRANKLIN      FRANKLIN
                          DYNATECH      GROWTH        INCOME
                            FUND         FUND          FUND
                         ----------   ----------   -----------
Transfer agent fees ..   $1,124,107   $3,606,155   $22,261,872

                             FRANKLIN
                         U.S. GOVERNMENT    FRANKLIN
                            SECURITIES      UTILITIES
                               FUND           FUND
                         ---------------   ----------
Transfer agent fees ..      $5,920,729     $1,863,270

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended September 30, 2009, the custodian fees were reduced as noted in the Statements of Operations.


                               134 | Annual Report

Franklin Custodian Funds

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At September 30, 2009, the capital loss carryforwards were as follows:

                                            FRANKLIN                                          FRANKLIN
                                            DYNATECH        FRANKLIN         FRANKLIN     U.S. GOVERNMENT
                                              FUND         GROWTH FUND      INCOME FUND   SECURITIES FUND
                                          -----------     ------------     ------------   ---------------
Capital loss carryforwards expiring in:
   2010 ...............................   $ 7,950,525     $         --     $         --     $ 11,768,551
   2011 ...............................     3,784,201               --               --       33,556,845
   2012 ...............................            --               --               --      129,102,166
   2013 ...............................            --               --               --       74,283,298
   2014 ...............................            --               --               --       47,763,112
   2015 ...............................            --               --               --       28,034,940
   2016 ...............................     9,095,484      120,221,975               --       20,514,778
   2017 ...............................    34,738,251               --      589,874,490       18,668,917
                                          -----------     ------------     ------------     ------------
                                          $55,568,461(a)  $120,221,975(b)  $589,874,490     $363,692,607
                                          ===========     ============     ============     ============

(a) Includes $46,198,980 from the merged Franklin Global Communications Fund, Franklin Global Healthcare Fund and Franklin Technology Fund, which may be carried over to offset future capital gains, subject to certain limitations.

(b) Includes $123,319,972 from the merged Franklin Capital Growth Fund, which may be carried over to offset future capital gains, subject to certain limitations.

During the year ended September 30, 2009, the Franklin Growth Fund utilized $19,786,282 of capital loss carryforwards.

On September 30, 2009, the Franklin DynaTech Fund and the Franklin U.S. Government Securities Fund had expired capital loss carryforwards of $134,438,159 and $46,256,951, respectively, which were reclassified to paid-in capital.

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At September 30, 2009, deferred losses were as follows:

                                FRANKLIN                         FRANKLIN
                                DYNATECH       FRANKLIN      U.S. GOVERNMENT      FRANKLIN
                                  FUND        INCOME FUND    SECURITIES FUND   UTILITIES FUND
                              -----------   --------------   ---------------   --------------
Realized capital losses ...   $25,202,354   $4,348,665,283     $15,877,074         $    --
Realized currency losses ..   $        --   $           --     $        --         $85,988

The tax character of distributions paid during the years ended September 30, 2009 and 2008, was as follows:

                                 FRANKLIN DYNATECH FUND      FRANKLIN GROWTH FUND
                               -------------------------   ------------------------
                                   2009          2008          2009         2008
                               -----------   -----------   -----------   ----------
Distributions paid from:
   Ordinary income .........   $        --   $        --   $17,031,967   $7,929,729
   Long term capital gain ..    28,203,722    13,704,578            --           --
                               -----------   -----------   -----------   ----------
                               $28,203,722   $13,704,578   $17,031,967   $7,929,729
                               ===========   ===========   ===========   ==========


                               Annual Report | 135

Franklin Custodian Funds

5. INCOME TAXES (CONTINUED)

                                                                   FRANKLIN U.S. GOVERNMENT
                                     FRANKLIN INCOME FUND              SECURITIES FUND
                               -------------------------------   ---------------------------
                                    2009             2008            2009           2008
                               --------------   --------------   ------------   ------------
Distributions paid from:
   Ordinary income .........   $3,594,469,421   $3,900,167,557   $354,392,299   $321,154,039
   Long term capital gain ..               --    1,007,140,215             --             --
                               --------------   --------------   ------------   ------------
                               $3,594,469,421   $4,907,307,772   $354,392,299   $321,154,039
                               ==============   ==============   ============   ============

                                 FRANKLIN UTILITIES FUND
                               --------------------------
                                   2009          2008
                               -----------   ------------
Distributions paid from:
   Ordinary income .........   $77,688,471   $ 94,770,295
   Long term capital gain ..    14,482,100    123,416,259
                               -----------   ------------
                               $92,170,571   $218,186,554
                               ===========   ============

At September 30, 2009, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                                                     FRANKLIN        FRANKLIN          FRANKLIN
                                                  DYNATECH FUND     GROWTH FUND      INCOME FUND
                                                  -------------   --------------   ---------------
Cost of investments ...........................    $357,594,287   $1,793,064,345   $52,775,364,954
                                                   ============   ==============   ===============
Unrealized appreciation .......................    $261,050,147   $1,405,134,914   $ 4,384,849,699
Unrealized depreciation .......................      (3,054,783)    (110,380,933)   (9,694,040,271)
                                                   ------------   --------------   ---------------
Net unrealized appreciation (depreciation) ....    $257,995,364   $1,294,753,981   $(5,309,190,572)
                                                   ============   ==============   ===============
Distributable earnings - undistributed ordinary
   income .....................................    $         --   $   12,735,383   $    30,396,017
                                                   ============   ==============   ===============

                                                    FRANKLIN
                                                U.S. GOVERNMENT
                                                   SECURITIES        FRANKLIN
                                                      FUND        UTILITIES FUND
                                                ---------------   --------------
Cost of investments .........................    $8,610,180,470   $1,667,550,127
                                                 ==============   ==============
Unrealized appreciation .....................    $  302,059,033   $  490,498,932
Unrealized depreciation .....................          (948,720)     (96,487,078)
                                                 --------------   --------------
Net unrealized appreciation (depreciation) ..    $  301,110,313   $  394,011,854
                                                 ==============   ==============
Undistributed ordinary income ...............    $    2,451,318   $    5,835,683
Undistributed long term capital gains .......                --       29,338,767
                                                 --------------   --------------
Distributable earnings ......................    $    2,451,318   $   35,174,450
                                                 ==============   ==============

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, paydown losses, payments-in-kind, and bond discounts and premiums.


                               136 | Annual Report

Franklin Custodian Funds

5. INCOME TAXES (CONTINUED)

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, paydown losses, payments-in-kind and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2009, were as follows:

                  FRANKLIN       FRANKLIN         FRANKLIN
               DYNATECH FUND    GROWTH FUND     INCOME FUND
               -------------   ------------   ---------------
Purchases ..    $221,443,769   $ 85,858,823   $21,181,236,239
Sales ......    $239,381,275   $220,979,343   $19,764,595,494

                   FRANKLIN
               U.S. GOVERNMENT     FRANKLIN
                  SECURITIES       UTILITIES
                     FUND            FUND
               ---------------   ------------
Purchases ..    $4,142,491,138   $297,591,220
Sales ......    $2,671,770,169   $342,644,092

Transactions in options written during the year ended September 30, 2009, were as follows:

                                                  NUMBER OF    PREMIUMS
                                                  CONTRACTS    RECEIVED
                                                  ---------   ---------
FRANKLIN INCOME FUND
   Options outstanding at September 30, 2008 ..         --    $      --
   Options written ............................     25,000      742,674
   Options expired ............................    (25,000)    (742,674)
   Options exercised ..........................         --           --
   Options closed .............................         --           --
                                                   -------    ---------
   Options outstanding at September 30, 2009 ..         --    $      --
                                                   -------    ---------

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At September 30, 2009, the Franklin Income Fund had 55.2% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade.


                               Annual Report | 137

Franklin Custodian Funds

8. CREDIT RISK AND DEFAULTED SECURITIES (CONTINUED)

These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Franklin Income Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September 30, 2009, the aggregate value of these securities was $1,147,276,157, representing 2.42% of the fund's net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. OTHER DERIVATIVE INFORMATION

For the period ended September 30, 2009, the effect of derivative contracts on the Franklin Income Fund's Statement of Operations was as follows:

                                                  REALIZED GAIN       UNREALIZED         AVERAGE
                                                     (LOSS)          APPRECIATION        NOTIONAL
                                                  FOR THE YEAR      (DEPRECIATION)        AMOUNT
DERIVATIVE CONTRACTS         STATEMENT OF             ENDED       FOR THE YEAR ENDED   OUTSTANDING
NOT ACCOUNTED FOR AS          OPERATIONS          SEPTEMBER 30,      SEPTEMBER 30,      DURING THE
HEDGING INSTRUMENTS            LOCATIONS              2009               2009            YEAR(a)
--------------------   ------------------------   -------------   ------------------   -----------
                       Net realized gain (loss)
Equity contracts       from written options          $742,674            $--              $1,758

(a) Notional amount represents the U.S. dollar equivalent based on the foreign exchange rate at the time of contract entry.

See Note 1(e) regarding derivative financial instruments.


                               138 | Annual Report

Franklin Custodian Funds

10. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Income Fund for the year ended September 30, 2009, were as shown below.

                                   NUMBER OF                             NUMBER OF
                                    SHARES/                               SHARES/                                       REALIZED
                                PRINCIPAL HELD                           PRINCIPAL        VALUE                         CAPITAL
                                 AT BEGINNING      GROSS       GROSS    HELD AT END      AT END         INVESTMENT       GAIN
NAME OF ISSUER                      OF YEAR      ADDITIONS  REDUCTIONS    OF YEAR        OF YEAR          INCOME        (LOSS)
--------------                  --------------  ----------  ----------  -----------  --------------    ------------  ------------
FRANKLIN INCOME FUND
NON-CONTROLLED AFFILIATES
AGL Resources Inc. ...........      4,000,000           --   1,000,000    3,000,000  $           --(a) $  6,238,000  $ (9,467,938)
Ameren Corp ..................     12,500,000      500,000     900,000   12,100,000     305,888,000      21,836,000   (27,087,256)
Ameren Corp., senior note,
   8.875%, 5/15/14 ...........             --   68,200,000  10,000,000   58,200,000      65,494,555       1,936,969       799,569
Canadian Oil Sands Trust .....     25,000,000      847,400          --   25,847,400     742,776,085      23,766,468            --
Colony Financial Inc. ........             --    1,250,000          --    1,250,000      24,437,500              --            --
iStar Financial Inc. .........      5,213,500           --          --    5,213,500      15,849,040              --            --
iStar Financial Inc.,
   8.625%, 6/01/13 ...........    160,000,000    9,100,000          --  169,100,000     108,224,000      14,059,445            --
iStar Financial Inc.,
   cvt., senior note, FRN,
   1.097%, 10/01/12 ..........    250,000,000           --          --  250,000,000     126,250,000       5,804,376            --
iStar Financial Inc.,
   senior secured note,
   144A, 10.00%, 6/15/14 .....             --   54,850,000          --   54,850,000      45,114,125       2,084,639            --
PG&E Corp. ...................     20,000,000      200,000  10,000,000   10,200,000              --(a)   19,037,592   (35,287,883)
Pinnacle West Capital
   Corp ......................      5,500,000           --     700,000    4,800,000              --(a)   10,972,500   (11,853,461)
Puget Energy Inc. ............      7,500,000           --   7,500,000           --              --(a)    3,866,038    61,580,254
                                                                                     --------------    ------------  ------------
   TOTAL AFFILIATED SECURITIES
      (3.02% of Net Assets) ..                                                       $1,434,033,305    $109,602,027  $(21,316,715)
                                                                                     ==============    ============  ============

(a)  As of September 30, 2009, no longer an affiliate.

11. SPECIAL SERVICING AGREEMENT

On May 1, 2009, the Funds, which are eligible underlying investments of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), entered into a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Funds and the Allocator Funds. Under the SSA, the Funds pay a portion of the Allocator Funds' expenses, (other than any asset allocation, administrative and distribution fees), to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Funds from the investment in the Funds by the Allocator Funds. The Allocator Funds and the Funds are either managed by Advisers or administered by FT Services. For the year ended September 30, 2009, the funds were held by one or more of the Allocator Funds and were allocated expenses as noted in


                               Annual Report | 139

Franklin Custodian Funds

11. SPECIAL SERVICING AGREEMENT (CONTINUED)

the Statements of Operations. At September 30, 2009, one or more of the Allocator Funds owned a percentage of the funds' outstanding shares as follows:

                               FRANKLIN
  FRANKLIN     FRANKLIN     U.S. GOVERNMENT      FRANKLIN
GROWTH FUND   INCOME FUND   SECURITIES FUND   UTILITIES FUND
-----------   -----------   ---------------   --------------
   7.39%         5.80%           2.59%             1.81%

12. OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Franklin Income Fund's Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors' committees which, pursuant to the funds' policies and requirements of applicable securities laws, could prevent the funds from trading in the securities of such company for limited or extended periods of time.

13. MERGER

On December 3, 2008, the Franklin DynaTech Fund acquired the net assets of the Franklin Global Communications Fund, the Franklin Global Health Care Fund, and the Franklin Technology Fund pursuant to a plan of reorganization approved by the Franklin Global Communications Fund's, the Franklin Global Health Care Fund's, and the Franklin Technology Fund's shareholders. The merger was accomplished by a tax free exchange, and the net assets acquired and shares issued were as follows:

                                                        SHARES ISSUED     UNREALIZED
                                                         BY FRANKLIN     APPRECIATION
FUND NAME                                 NET ASSETS    DYNATECH FUND   (DEPRECIATION)
---------                                ------------   -------------   --------------
Franklin Global Communications Fund ..   $ 47,740,803      2,914,752     $(18,325,185)
Franklin Global Health Care Fund .....     89,644,203      5,503,466       (8,804,887)
Franklin Technology Fund .............     32,802,922      2,006,525      (10,136,675)
                                         ------------     ----------     ------------
Total ................................   $170,187,928     10,424,743     $(37,266,747)
                                         ============     ==========     ============

The combined net assets of the Franklin Growth Fund immediately after the merger were $475,468,843.

On May 6, 2009, the Franklin Growth Fund acquired the net assets of the Franklin Capital Growth Fund pursuant to a plan of reorganization approved by the Franklin Capital Growth Fund's shareholders. The merger was accomplished by a tax-free exchange of 22,770,597 shares of the Franklin Growth Fund for the net assets of the Franklin Capital Growth Fund which aggregate $699,807,298, including $(9,584,107) of unrealized appreciation (depreciation). The combined net assets of the Franklin Growth Fund immediately after the merger were $2,586,155,713.


                               140 | Annual Report

Franklin Custodian Funds

14. CREDIT FACILITY

Effective January 23, 2009, the Funds, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, "Borrower"; collectively "Borrowers"), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the year ended September 30, 2009, the Funds did not utilize the Global Credit Facility.

The commitment fees the Funds incurred for the period were as follows:

                                                          FRANKLIN
                     FRANKLIN   FRANKLIN   FRANKLIN   U.S. GOVERNMENT    FRANKLIN
                     DYNATECH    GROWTH     INCOME       SECURITIES     UTILITIES
                       FUND       FUND       FUND           FUND           FUND
                     --------   --------   --------   ---------------   ---------
Commitment fees ..     $873      $3,844     $65,142       $13,433         $3,480

15. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                               Annual Report | 141

Franklin Custodian Funds

15. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of September 30, 2009, in valuing the funds' assets and liabilities carried at fair value:

                                                    LEVEL 1           LEVEL 2       LEVEL 3        TOTAL
                                                ---------------   ---------------   -------   ---------------
FRANKLIN DYNATECH FUND
   ASSETS:
      Investments in Securities:
      Equity Investments(a) .................   $   615,589,651   $            --     $--     $   615,589,651
FRANKLIN GROWTH FUND
   ASSETS:
      Investments in Securities:
      Equity Investments(a) .................   $ 3,058,914,473   $            --     $--     $ 3,058,914,473
      Convertible Bonds .....................                --         5,140,563      --           5,140,563
      Short Term Investments ................        23,763,290                --      --          23,763,290
                                                ---------------   ---------------     ---     ---------------
         Total Investments in Securities ....   $ 3,082,677,763   $     5,140,563     $--     $ 3,087,818,326
                                                ===============   ===============     ===     ===============
FRANKLIN INCOME FUND
   ASSETS:
      Investments in Securities:
      Equity Investments:(b)
      Consumer Discretionary ................   $    35,750,000   $    51,345,000     $--     $    87,095,000
      Energy ................................     1,340,806,085       668,536,499      --       2,009,342,584
      Financials ............................     3,554,876,075       494,286,743      --       4,049,162,818
      Health Care ...........................     1,106,145,000       256,250,000      --       1,362,395,000
      Information Technology ................                --       369,456,330      --         369,456,330
      Materials .............................       205,594,449       274,209,160      --         479,803,609
      Utilities .............................     5,320,418,016        43,301,900      --       5,363,719,916
      Other Equity Investments(a) ...........       757,742,420                --      --         757,742,420
      Senior Floating Rate Interests ........                --     2,727,585,562      --       2,727,585,562
      Corporate Bonds .......................                --    27,828,422,508      --      27,828,422,508
      Convertible Bonds .....................                --       945,101,895      --         945,101,895
      Short Term Investments ................       579,928,515       906,418,225      --       1,486,346,740
                                                ---------------   ---------------     ---     ---------------
         Total Investments in Securities ....   $12,901,260,560   $34,564,913,822     $--     $47,466,174,382
                                                ===============   ===============     ===     ===============


                              142 | Annual Report

Franklin Custodian Funds

15. FAIR VALUE MEASUREMENTS (CONTINUED)

                                       LEVEL 1          LEVEL 2      LEVEL 3        TOTAL
                                   --------------   --------------   -------   --------------
FRANKLIN U.S. GOVERNMENT SECURITIES FUND
   ASSETS:
      Investments in Securities:
      Mortgage-Backed
         Securities ............   $           --   $8,311,342,268     $--     $8,311,342,268
      Short Term
         Investments ...........      269,928,515      330,020,000      --        599,948,515
                                   --------------   --------------     ---     --------------
            Total Investments in
               Securities ......   $  269,928,515   $8,641,362,268     $--     $8,911,290,783
                                   ==============   ==============     ===     ==============
FRANKLIN UTILITIES FUND
   ASSETS:
      Investments in Securities:
      Equity Investments(a) ....   $1,946,662,282   $           --     $--     $1,946,662,282
      Corporate Bonds ..........               --       76,520,989      --         76,520,989
      Short Term
         Investments ...........       38,378,710               --      --         38,378,710
                                   --------------   --------------     ---     --------------
            Total Investments in
               Securities ......   $1,985,040,992   $   76,520,989     $--     $2,061,561,981
                                   ==============   ==============     ===     ==============

(a) For detailed industry descriptions, see the accompanying Statements of Investments.

(b)  Includes common and preferred stock as well as other equity investments.

16. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through November 16, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

CURRENCY

EUR  - Euro

SELECTED PORTFOLIO

ADR  - American Depository Receipt
FHLB - Federal Home Loan Bank
FRN  - Floating Rate Note
GP   - Graduated Payment
MTN  - Medium Term Note
PIK  - Payment-In-Kind
SF   - Single Family


                              Annual Report | 143

Franklin Custodian Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN CUSTODIAN FUNDS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, separate portfolios of Franklin Custodian Funds, (hereafter referred to as the "Funds") at September 30, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
November 16, 2009


                              144 | Annual Report

Franklin Custodian Funds

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds designate the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended September 30, 2009:

   FRANKLIN        FRANKLIN
DYNATECH FUND   UTILITIES FUND
-------------   --------------
 $28,203,722      $14,482,099

Under Section 871(k)(2)(C) of the Code the Funds designate the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended September 30, 2009:

  FRANKLIN
INCOME FUND
-----------
$24,482,792

Under Section 854(b)(2) of the Code, the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2009:

  FRANKLIN      FRANKLIN       FRANKLIN
GROWTH FUND   INCOME FUND   UTILITIES FUND
-----------   -----------   --------------
    100%         16.34%         100.00%

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended September 30, 2009:

   FRANKLIN       FRANKLIN      FRANKLIN        FRANKLIN
DYNATECH FUND   GROWTH FUND    INCOME FUND   UTILITIES FUND
-------------   -----------   ------------   --------------
  $4,093,495    $42,483,252   $609,834,198     $90,187,044

Distributions, including qualified dividend income, paid during calendar year 2009 will be reported to shareholders on Form 1099-DIV in January 2010. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended September 30, 2009:

                                   FRANKLIN
  FRANKLIN       FRANKLIN      U.S. GOVERNMENT      FRANKLIN
GROWTH FUND     INCOME FUND    SECURITIES FUND   UTILITIES FUND
-----------   --------------   ---------------   --------------
  $181,689    $2,636,574,413     $352,121,192      $6,081,387


                              Annual Report | 145

Franklin Custodian Funds

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)        Trustee           Since 1976         134                        Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until
1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)       Trustee           Since 2007         111                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and President, Board of Administration, California Public Employees
Retirement Systems (CALPERS) (1971-2008); member and Chairman of the Board, Sutter Community Hospitals; member, Corporate
Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)                Trustee           Since 2007         111                        ICO Global Communications (Holdings)
One Franklin Parkway                                                                           Limited (satellite company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and
Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Groups (telephone holding company) (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)        Trustee           Since 1998         134                        Hess Corporation (exploration and
One Franklin Parkway                                                                           refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906                                                                       Company (processed foods and allied
                                                                                               products), RTI International Metals,
                                                                                               Inc. (manufacture and distribution
                                                                                               of titanium), Canadian National
                                                                                               Railway (railroad) and White
                                                                                               Mountains Insurance Group, Ltd.
                                                                                               (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
the Secretary and Assistant Secretary for Public Affairs and Public Liaison - United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


146 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)         Trustee            Since 2007        111                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)            Trustee            Since 2005        134  Hess                  Corporation (exploration and
One Franklin Parkway                                                                             refining of oil and gas).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive
Officer (1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation
(airlines).
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)         Trustee            Since 2007        142                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior
Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy
Attorney General, U.S. Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)            Lead               Trustee since     111                        None
One Franklin Parkway             Independent        2007 and Lead
San Mateo, CA 94403-1906         Trustee            Independent
                                                    Trustee since
                                                    2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief
Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior
Vice President - Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain &
Company (consulting firm) (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 147

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee,          Trustee since      134                        None
One Franklin Parkway             President,        1969, President
San Mateo, CA 94403-1906         Chief             since 1984, Chief
                                 Executive         Executive Officer -
                                 Officer -         Investment
                                 Investment        Management
                                 Management        since 2002 and
                                 and Chairman      Chairman of the
                                 of the Board      Board since 2007

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton
Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)  Trustee and       Trustee since      52                         None
One Franklin Parkway             Vice President    1983 and Vice
San Mateo, CA 94403-1906                           President since
                                                   1982

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in
Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief            Chief Compliance    Not Applicable             Not Applicable
One Franklin Parkway             Compliance       Officer since 2004
San Mateo, CA 94403-1906         Officer and      and Vice
                                 Vice President   President - AML
                                 - AML            Compliance since
                                 Compliance       2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc.
and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin
Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA F. FERGERSON (1962)        Chief             Since March 2009   Not Applicable             Not Applicable
One Franklin Parkway             Executive
San Mateo, CA 94403-1906         Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant
Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin
Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------


148 | Annual Report

                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION          TIME SERVED       BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GASTON GARDEY (1967)           Treasurer,        Since March 2009   Not Applicable             Not Applicable
One Franklin Parkway           Chief Financial
San Mateo, CA 94403-1906       Officer and
                               Chief
                               Accounting
                               Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
ALIYA S. GORDON (1973)         Vice President    Since March 2009   Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)           Vice President    Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
STEVEN J. GRAY (1955)          Vice President    Since August 2009  Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and
officer of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT C. ROSSELOT (1960)      Vice President    Since August 2009  Not Applicable             Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice
President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust
International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)       Vice President    Since 2006         Not Applicable             Not Applicable
One Franklin Parkway           and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 149

------------------------------------------------------------------------------------------------------------------------------------
                                                                      NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President    Since 2005         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner,
Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2007. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL (800) DIAL BEN/(800) 342-5236 TO REQUEST THE SAI.


150 | Annual Report

Franklin Custodian Funds

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                              Annual Report | 151

                      This page intentionally left blank.

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund
Mutual Recovery Fund(2)
Mutual Shares Fund

BLEND

Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH

Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL

Mutual Global Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL

Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME

Franklin Adjustable U.S. Government Securities Fund(3)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(3)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(3)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(4)
NATIONAL

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(5)

LIMITED-/INTERMEDIATE-TERM

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(6)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(6)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(3.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(4.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(5.) The fund invests primarily in insured municipal securities.

(6.) These funds are available in four or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and money market portfolios.

(7.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/17/09.

(8.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

04/09                                             Not part of the annual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

One Franklin Parkway
San Mateo, CA 94403-1906

SIGN UP FOR EDELIVERY
Log onto franklintempleton.com and click "My Profile"

ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN CUSTODIAN FUNDS

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FCF A2009 11/09




ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $376,790 for the fiscal year ended September 30, 2009 and $405,351 for the fiscal year ended September 30, 2008.

(b) Audit-Related Fees

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $2,650 for the fiscal year ended September 30, 2009 and $0 for the fiscal year ended September 30, 2008. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $2,762 for the fiscal year ended September 30, 2009 and $4,000 for the fiscal year ended September 30, 2008. The services for which these fees were paid included tax compliance and advice.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2009 and $54,268 for the fiscal year ended September 30, 2008. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2009 and $229,809 for the fiscal year ended September 30, 2008. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i) pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $5,412 for the fiscal year ended September 30, 2009 and $288,077 for the fiscal year ended September 30, 2008.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.                         N/A

ITEM 6. SCHEDULE OF INVESTMENTS.                                       N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES  FOR  CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.                                N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A

ITEM 9. PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.              N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson,, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson,, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS


By /s/LAURA F. FERGERSON
  -----------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
  -----------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  November 25, 2009

By /s/GASTON GARDEY
   ----------------------------
      Gaston Gardey
      Chief Financial Officer and
       Chief Accounting Officer
Date  November 25, 2009